                                                         File No. 33-45961
                                                         File No. 811-6569

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D. C.  20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                     Pre-Effective Amendment No. ____
                     Post-Effective Amendment No. 17

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                             Amendment No. 17

W&R FUNDS, INC.
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                  (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
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        (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000
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Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
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                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective

         _____  immediately upon filing pursuant to paragraph (b)
         __X__  on June 28, 2001 pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485
         _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

    ==================================================================

                DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the
Registrant's fiscal year ended March 31, 2001 will be filed on or about
June 28, 2001.

W&R Funds, Inc.

EQUITY, GROWTH & INCOME AND ASSET ALLOCATION FUNDS

Asset Strategy Fund
Core Equity Fund
International Growth Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund

The Securities and Exchange Commission has not approved
or disapproved the Fund's securities, or determined whether
this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
June 28, 2001

CONTENTS

3 An Overview of the Funds
3 Asset Strategy Fund
10 Core Equity Fund
16 International Growth Fund
22 Large Cap Growth Fund
26 Mid Cap Growth Fund
30 Science and Technology Fund
36 Small Cap Growth Fund
42 Tax-Managed Equity Fund
46 The Investment Principles of the Funds
55 Your Account
76 The Management of the Funds
81 Financial Highlights

AN OVERVIEW OF THE FUND

GOAL

W&R Asset Strategy Fund
seeks high total return over the long term.

Principal Strategies

Asset Strategy Fund seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

* The stock class includes equity securities of all types, although Waddell
  & Reed Investment Management Company (WRIMCO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings
  WRIMCO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.

* The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount of junk bonds, up to 35% of the Fund's total assets, which include bonds rated
  BB and below by Standard & Poor's (S&P) and Ba and below by Moody's
  Corporation (Moody's) or unrated bonds deemed by WRIMCO to be of comparable quality.

* The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.

* Within each of these classes, the Fund may invest in both domestic and foreign securities.

The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated in the box below.
This mix will vary over shorter time periods as WRIMCO changes the Fund's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix

Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

Principal Risks of Investing in the Fund

Because Asset Strategy Fund owns different types of investments, a variety of factors can affect its investment performance, such as:

* WRIMCO's skill in allocating the Fund's assets among different types of investments

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

* prepayment of higher-yielding bonds held by the Fund

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Fund in junk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.

As well, the Fund may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this Fund may be appropriate for you. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1996           3.92%
1997          10.84%
1998           8.64%
1999          21.22%
2000          20.66%

In the period shown in the chart, the highest quarterly return was 15.58%
(the first quarter of 2000) and the lowest quarterly return was -4.97% (the first quarter of 1997). The Class C return for the year through March 31,
2001 was -8.25%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
   On March 24, 2000, that Class B was combined with and redesignated as Class
   C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

as of December 31, 2000 (%)            1 Year    5 Years     Life of Class[2]

Class A Shares of Asset Strategy Fund                          -0.98%

S&P 500 Index                                                  -7.29%

Salomon Brothers Broad
Investment Grade Index                                          6.41%

Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit                             2.79%

Lipper Flexible Portfolio Funds
Universe Average                                               -0.74%

Class B Shares of Asset Strategy Fund                           0.30%

S&P 500 Index                                                 -7.29%

Salomon Brothers Broad
Investment Grade Index                                          6.41%

Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit                             2.79%

Lipper Flexible Portfolio Funds
Universe Average                                               -0.74%

Class C Shares of Asset Strategy Fund[1]  20.66%     12.85%     11.72%

S&P 500 Index                             -9.18%     18.35%     20.12%

Salomon Brothers Broad
Investment Grade Index                    11.59%      6.45%      7.68%

Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit        6.53%      5.75%      5.78%

Lipper Flexible Portfolio Funds
Universe Average                           0.29%     11.54%      13.13%

Class Y Shares of Asset Strategy Fund     21.75%     13.84%      13.80%

S&P 500 Index                             -9.18%     18.35%      18.35%

Salomon Brothers Broad
Investment Grade Index                    11.59%      6.45%       6.45%

Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit        6.53%      5.75%       5.75%

Lipper Flexible Portfolio Funds
Universe Average                           0.29%     11.54%       11.54%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
   The prior Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C.
   Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 10, 2000 for Class A shares, July 3, 2000 for Class B shares,
   April 20, 1995 for Class C shares (based on the prior Class B shares) and
   December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes are not available, index performance for Class A shares, Class B shares, Class C shares and
   Class Y shares is calculated from July 31, 2000, July 31, 2000, April 30,
   1995 and December 31, 1995, respectively.

FEES AND EXPENSES

Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from       Class A      Class B      Class C      Class Y
your investment)               Shares       Shares       Shares       Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)              5.75%        None        None          None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)               None[2]      5%          1%            None

Annual Fund Operating Expenses[3]

(expenses that are deducted    Class A      Class B       Class C     Class Y
from Fund assets)              Shares       Shares        Shares      Shares

Management Fees                 0.70%        0.70%         0.70%       0.70%

Distribution and Service
(12b-1) Fees                    0.25%        1.00%         1.00%       0.25%

Other Expenses                  0.43%        0.53%         0.45%       0.38%

Total Annual Fund
Operating Expenses              1.38%        2.23%         2.15%        1.33%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:       1 Year      3 Years     5 Years     10 Years

Class A Shares          $707        $986        $1,285      $2,134

Class B Shares          $626        $998        $1,295      $2,348[1]

Class C Shares          $218        $673        $1,154      $2,483

Class Y Shares          $135        $421        $  729      $1,601

If shares are not redeemed
at end of period:       1 Year      3 Years     5 Years     10 Years

Class A Shares          $707        $986        $1,285      $2,134

Class B Shares          $226        $698        $1,195      $2,348[1]

Class C Shares          $218        $673        $1,154      $2,483

Class Y Shares          $135        $421        $ 729       $1,601

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOALS

W&R Core Equity Fund
(formerly, W&R Total Return Fund) seeks to provide
capital growth and income.Principal Strategies

Core Equity Fund seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. In order to achieve its goals, the Fund invests in securities that have the potential for capital appreciation or that WRIMCO expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

* profitability record

* history of improving sales and profits

* management

* leadership position in its industry

* stock price value

* dividend payment history

Generally, in determining whether to sell a security WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Core Equity Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

* WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small or medium sized companies may be greater than that for large companies. Stock of smaller companies, as well as stock of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Core Equity Fund is designed for investors who seek capital growth and income. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1993     14.03%
1994     -2.07%
1995     29.65%
1996     18.12%
1997     24.61%
1998     20.73%
1999     12.15%
2000      8.54%

In the period shown in the chart, the highest quarterly return was 17.05%
(the second quarter of 1997) and the lowest quarterly return was -7.12%
(the third quarter of 1998). The Class C return for the year through
March 31, 2001 was -14.25%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
   On March 24, 2000, that Class B was combined with and redesignated as Class
   C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

as of December 31, 2000 (%)         1 Year      5 Years     Life of Class[2]

Class A Shares of
Core Equity Fund                                            -7.64%

S&P 500 Index                                               -7.29%

Lipper Large-Cap Core Funds
Universe Average                                            -6.59%

Class B Shares of
Core Equity Fund                                            -6.46%

S&P 500 Index                                               -7.29%

Lipper Large-Cap Core Funds
Universe Average                                            -6.59%

Class C Shares of
Core Equity Fund[1]                  8.54%      16.69%      15.53%

S&P 500 Index                       -9.18%      18.35%      17.33%

Lipper Large-Cap Core Funds
Universe Average                    -8.96%      16.62%      15.72%

Class Y Shares of
Core Equity Fund                    9.48%       17.91%      17.58%

S&P 500 Index                       -9.18%      18.35%      18.35%

Lipper Large-Cap Core Funds
Universe Average                    -8.96%      16.62%      16.62%

The index shown is a broad-based, securities market index that is unmanaged.
The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
   The prior Class B's performance has been adjusted to reflect the current
   CDSC structure applicable to Class C. Accordingly, these returns reflect no
   CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A shares, July 11, 2000 for Class B shares,
   September 21, 1992 for Class C shares (based on the prior Class B shares)
   and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance of Class A shares, Class B shares, Class C shares and Class Y shares is calculated from July 31, 2000, July 31, 2000, September 30, 1992 and December 31, 1995, respectively.

FEES AND EXPENSES

Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from            Class A     Class B     Class C     Class Y
your investment)                    Shares      Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                  5.75%       None         None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                   None[2]     5%          1%          None

Annual Fund Operating Expenses[3]

(expenses that are deducted         Class A     Class B     Class C     Class Y
from Fund assets)                   Shares      Shares      Shares      Shares

Management Fees                     0.70%       0.70%       0.70%       0.70%

Distribution and Service
(12b-1) Fees                        0.25%       1.00%       1.00%        0.25%

Other Expenses                      0.29%       0.41%       0.27%       0.21%

Total Annual Fund
Operating Expenses                  1.24%        2.11%      1.97%       1.16%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year      3 Years     5 Years     10 Years

Class A Shares                    $694        $946        $1,217      $1,989

Class B Shares                    $614        $960        $1,232      $2,215[1]

Class C Shares                    $200        $618        $1,062      $2,296

Class Y Shares                    $118        $368        $  638      $1,409

If shares are not redeemed
at end of period:                 1 Year      3 Years     5 Years     10 Years

Class A Shares                    $694        $946        $1,217      $1,989

Class B Shares                    $214        $660        $1,132      $2,215[1]

Class C Shares                    $200        $618        $1,062      $2,296

Class Y Shares                    $118        $368        $ 638       $1,409

[1]Reflects annual operating expenses of Class A shares after conversion of
   Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOALS

W&R International Growth Fund
seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.

Principal Strategies

International Growth Fund seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region, represented by the privatization and/or restructuring of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, and the Fund may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. These include:

* a company's growth and earnings potential

* management of the company

* industry position of the company

* strength of the industry

* applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security has ceased to offer significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because International Growth Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* changes in foreign exchange rates, which may affect the value of the securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds

* WRIMCO's skill in evaluating and selecting securities for the Fund

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult.
There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

International Growth Fund is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

International Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1993      3.62%
1994      0.12%
1995      8.34%
1996     19.11%
1997     16.89%
1998     31.72%
1999     88.66%
2000    -24.49%

In the period shown in the chart, the highest quarterly return was 67.07%
(the fourth quarter of 1999) and the lowest quarterly return was -18.21%
(the third quarter of 1998). The Class C return for the year through March
31, 2001 was -14.14%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
   On March 24, 2000, that Class B was combined with and redesignated as Class
   C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

as of December 31, 2000 (%)              1 Year     5 Years    Life of Class[2]

Class A Shares of
International Growth Fund                                      -22.05%

Morgan Stanley Capital
International E.A.FE. Index                                    -6.62%

Lipper International
Funds Universe Average                                         -8.51%

Class B Shares of
International Growth Fund                                      -20.48%

Morgan Stanley Capital
International E.A.FE. Index                                     -6.62%

Lipper International
Funds Universe Average                                         -8.51%

Class C Shares of
International Growth Fund[1]               -24.49%     21.18%    13.30%

Morgan Stanley Capital
International E.A.FE. Index              -14.17%    7.13%      9.76%

Lipper International
Funds Universe Average                   -15.60%    9.09%      10.62%

Class Y Shares of
International Growth Fund                -23.83%    22.25%      22.28%

Morgan Stanley Capital
International E.A.FE. Index              -14.17%     7.13%     7.13%

Lipper International
Funds Universe Average                   -15.60%    9.09%      9.09%

The index shown is a broad-based, securities market index that is unmanaged.
The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
   The prior Class B's performance has been adjusted to reflect the current
   CDSC structure applicable to Class C. Accordingly, these returns reflect no
   CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A shares, July 10, 2000 for Class B shares,
   September 21, 1992 for Class C shares (based on the prior Class B shares)
   and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance for Class A shares, Class B shares, Class C shares and Class Y shares is calculated from July 31, 2000, July 31, 2000, September 30, 1992 and December 31, 1995, respectively.

FEES AND EXPENSES

International Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from                 Class A    Class B    Class C    Class Y
your investment)                         Shares     Shares     Shares     Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                       5.75%      None       None       None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                        None[2]    5%         1%         None

Annual Fund Operating Expenses[3]

(expenses that are deducted              Class A    Class B    Class C    Class Y
from Fund assets)                        Shares     Shares     Shares     Shares

Management Fees                          0.85%      0.85%      0.85%       0.85%

Distribution and Service
(12b-1) Fees                             0.25%      1.00%      1.00%      0.25%

Other Expenses                            0.66%     0.77%      0.52%      0.38%

Total Annual Fund
Operating Expenses                       1.76%      2.62%      2.37%       1.48%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:      1 Year    3 Years    5 Years    10 Years

Class A Shares        $744       $1,098     $1,476     $2,532

Class B Shares        $665       $1,114     $1,490     $2,742[1]

Class C Shares        $240       $ 739      $1,265     $2,706

Class Y Shares        $151       $ 468      $  808     $1,768

If shares are not redeemed
at end of period:     1 Year     3 Years     5 Years   10 Years

Class A Shares        $744       $1,098     $1,476     $2,532

Class B Shares        $265       $ 814      $1,390     $2,742[1]

Class C Shares        $240       $ 739      $1,265     $2,706

Class Y Shares        $151       $ 468      $  808     $1,768

[1]Reflects annual operating expenses of Class A shares after conversion of
   Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Large Cap Growth Fund
seeks the appreciation of your investment.

Principal Strategies

Large Cap Growth Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stock issued by growth-oriented large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund may invest in companies of any size.

WRIMCO attempts to select securities with appreciation possibilities by looking at many factors. These include:

* the company's market position, product line, technological position and prospects for increased earnings

* the management capability of the company being considered

* the short-term and long-term outlook for the industry being analyzed

* changes in economic and political conditions

WRIMCO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIMCO anticipates a development that might have an effect on the value of a security.

In general, WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Large Cap Growth Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the skill of WRIMCO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than the market risk for large companies. Such companies are more likely to have limited financial resources and inexperienced management. As well, stock of these companies may experience volatile trading and price fluctuations.

The Fund may invest a portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Large Cap Growth Fund is designed for investors seeking long-term investment growth. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Large Cap Growth Fund

The Fund has not been in operation for a full calendar year, therefore it does not have performance information of at least one calendar year to include a bar chart or performance table.

FEES AND EXPENSES

Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from         Class A    Class B    Class C    Class Y
your investment)                 Shares     Shares     Shares     Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               5.75%      None       None       None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                None[2]    5%         1%         None

Annual Fund Operating Expenses

(expenses that are deducted      Class A    Class B    Class C    Class Y
from Fund assets)                Shares     Shares     Shares     Shares

Management Fees[3]               0.70%      0.70%      0.70%      0.70%

Distribution and Service
(12b-1) Fees                     0.25%      1.00%      1.00%      0.25%

Other Expenses[4]                0.56%      1.08%      0.67%      0.55%

Total Annual Fund
Operating Expenses[4]            1.51%      2.78%      2.37%      1.50%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:          1 Year    3 Years

Class A Shares                                    $720      $1,024

Class B Shares                                    $681      $1,162

Class C Shares                                    $240      $  739

Class Y Shares                                    $152      $  474

If shares are not redeemed at end of period:      1 Year    3 Years

Class A Shares                                    $720      $1,024

Class B Shares                                    $281      $  862

Class C Shares                                    $240      $  739

Class Y Shares                                    $152      $  474

AN OVERVIEW OF THE FUND

GOAL

W&R Mid Cap Growth Fund seeks the growth of your investment.

Principal Strategies

Mid Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell
Mid-Cap Growth Index (Russell Mid-Cap) and that WRIMCO believes offer above-average growth potential.

In selecting companies, WRIMCO may look at a number of factors, such as:

* new or innovative products or services

* adaptive or creative management

* strong financial and operational capabilities to sustain growth

* market potential

* profit potential

Generally, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses when buying stocks. For example, WRIMCO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Mid Cap Growth Fund owns different types of investments, a variety of factors can affect its investment performance, such as:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

* the skill of WRIMCO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

Also, the Fund may invest, to a lesser extent, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Mid Cap Growth Fund is designed for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Mid Cap Growth Fund

The Fund has not been in operation for a full calendar year, therefore it does not have performance information of at least one calendar year to include a bar chart or performance table.

FEES AND EXPENSES

Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from      Class A   Class B   Class C   Class Y
your investment)              Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)            5.75%     None       None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)              None[2]  5%        1%        None

Annual Fund Operating Expenses

(expenses that are deducted   Class A   Class B   Class C   Class Y
from Fund assets)             Shares    Shares    Shares    Shares

Management Fees[3]            0.85%      0.85%    0.85%     0.85%

Distribution and Service
(12b-1) Fees                  0.25%     1.00%     1.00%     0.25%

Other Expenses[4]             0.90%     1.45%      1.06%    0.83%

Total Annual Fund
Operating Expenses[4]         2.00%     3.30%     2.91%     1.93%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:          1 Year    3 Years

Class A Shares                                    $767      $1,167

Class B Shares                                    $733      $1,317

Class C Shares                                    $294      $ 899

Class Y Shares                                    $196      $ 606

If shares are not redeemed at end of period:      1 Year    3 Years

Class A Shares                                    $767      $1,167

Class B Shares                                    $333      $1,017

Class C Shares                                    $294      $ 899

Class Y Shares                                    $196      $ 606

AN OVERVIEW OF THE FUND

GOAL

W&R Science and Technology Fund
seeks long-term capital growth.

Principal Strategies

Science and Technology Fund seeks to achieve its goal of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of
WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may invest in companies of any size. WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. These include the issuer's:

* growth potential

* earnings potential

* management

* industry position

* applicable economic and market conditions

Generally, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses in buying stocks in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of the Science and Technology Fund. These include:

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries

* the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry

* rapid obsolescence of products or processes of companies in which the Fund invests

* government regulation in the science and technology industry

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Fund may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Science and Technology Fund is designed for investors who seek long-term capital growth by investing in an actively managed Fund that concentrates in securities of science and technology companies. This Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows the Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for a full calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
www.waddell.com for more current performance information.

CHART OF RETURNS
as of December 31 each year (%)[1]

1998     44.03%
1999    177.01%
2000    -26.31%

In the period shown in the chart, the highest quarterly return was 82.61%
(the fourth quarter of 1999) and the lowest quarterly return was -23.25%
(the second quarter of 2000). The Class C return for the year through March
31, 2001 was -20.79%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
   On March 24, 2000, that Class B was combined with and redesignated as Class
   C, which had commenced operations on October 4, 1999.

[2]A substantial portion of the Fund's returns during this period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

as of December 31, 2000 (%)                 1 Year     Life of Class[2]

Class A Shares of
Science and Technology Fund                            -18.34%

Goldman Sachs Technology
Industry Composite Index                               -38.28%

Lipper Science & Technology
Funds Universe Average                                 -33.36%

Class B Shares of
Science and Technology Fund                            -16.94%

Goldman Sachs Technology
Industry Composite Index                               -38.28%

Lipper Science & Technology
Funds Universe Average                                 -33.36%

Class C Shares of
Science and Technology Fund[1]              -26.31%     36.85%

Goldman Sachs Technology
Industry Composite Index                    -37.84%     18.14%

Lipper Science & Technology
Funds Universe Average                      -33.81%     24.19%

Class Y Shares of
Science and Technology Fund                 -25.66%     42.89%

Goldman Sachs Technology
Industry Composite Index                    -37.84%     19.62%

Lipper Science & Technology
Funds Universe Average                      -33.81%     29.17%

The index shown is a broad-based, securities market index that is unmanaged.
The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
   The prior Class B's performance has been adjusted to reflect the current
   CDSC structure applicable to Class C. Accordingly, these returns reflect no
   CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A and Class B shares, July 31, 1997 for Class
   C shares (based on the prior Class B shares) and June 9, 1998 for Class Y shares. Because Class A shares, Class B shares and Class Y shares commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from July 31, 2000, July 31, 2000 and June 30,
   1998, respectively.

FEES AND EXPENSES

Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from       Class A   Class B   Class C   Class Y
your investment)              Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)            5.75%     None      None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)             None[2]   5%        1%        None

Annual Fund Operating Expenses[3]

(expenses that are deducted   Class A   Class B   Class C   Class Y
from Fund assets)             Shares    Shares    Shares    Shares

Management Fees               0.85%     0.85%      0.85%     0.85%

Distribution and Service
(12b-1) Fees                  0.25%     1.00%     1.00%     0.25%

Other Expenses                0.62%     0.69%     0.43%     0.28%

Total Annual Fund
Operating Expenses            1.72%     2.54%     2.28%     1.38%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:             1 Year    3 Years   5 Years   10 Years

Class A Shares                $740      $1,087    $1,457    $2,492

Class B Shares                $657      $1,091    $1,451    $2,674[1]

Class C Shares                $231      $  712    $1,220    $2,615

Class Y Shares                $140      $  437    $  755    $1,657

If shares are not redeemed
at end of period:             1 Year    3 Years   5 Years   10 Years

Class A Shares                $740      $1,087    $1,457    $2,492

Class B Shares                $257      $  791    $1,351    $2,674[1]

Class C Shares                $231      $  712    $1,220    $2,615

Class Y Shares                $140      $  437    $  755    $1,657

[1]Reflects annual operating expenses of Class A shares after conversion of
   Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Small Cap Growth Fund
seeks growth of capital.

Principal Strategies

Small Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper,
Inc. Small Cap Category (small cap stocks). The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors relating to a company, such as:

* aggressive or creative management

* technological or specialized expertise

* new or unique products or services

* entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Small Cap
Growth Fund. These include:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

* products offered may fail to sell as anticipated

* a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry

* the company may never achieve profitability

* economic, market and technological factors may cause the new industry itself to lose favor with the public

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Small Cap Growth Fund is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]

1993     24.20%
1994     12.75%
1995     32.14%
1996      2.30%
1997     21.12%
1998     44.57%
1999     61.42%
2000    -16.22%

In the period shown in the chart, the highest quarterly return was 40.97%
(the fourth quarter of 1999) and the lowest quarterly return was -13.74%
(the third quarter of 1998). The Class C return for the year through March
31, 2001 was -14.57%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
   On March 24, 2000, that Class B was combined with and redesignated as Class
   C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

as of December 31, 2000 (%)             1 Year    5 Years   Life of Class[2]

Class A Shares of
Small Cap Growth Fund                                       -20.47%

Russell 2000 Growth Index                                   -16.17%

Lipper Small-Cap Growth
Funds Universe Average                                       -9.18%

Class B Shares of
Small Cap Growth Fund                                       -18.73%

Russell 2000 Growth Index                                   -16.17%

Lipper Small-Cap Growth
Funds Universe Average                                       -9.18%

Class C Shares of
Small Cap Growth Fund[1]                -16.22%   19.36%     22.14%

Russell 2000 Growth Index               -22.36%    7.14%     11.12%

Lipper Small-Cap Growth
Funds Universe Average                   -4.95%   14.40%     16.55%

Class Y Shares of
Small Cap Growth Fund -                  15.56%   20.32%     20.52%

Russell 2000 Growth Index               -22.36%    7.14%      7.14%

Lipper Small-Cap Growth
Funds Universe Average                   -4.95%   14.40%     14.40%

The index shown is a broad-based, securities market index that is unmanaged.
The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
   The prior Class B's performance has been adjusted to reflect the current
   CDSC structure applicable to Class C. Accordingly, these returns reflect no
   CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A shares, July 6, 2000 for Class B shares,
   September 21, 1992 for Class C shares (based on the prior Class B shares)
   and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance for Class A shares, Class B shares, Class C shares and Class Y shares is calculated from July 31, 2000, July 31, 2000, September 30, 1992, and December 31, 1995, respectively.

FEES AND EXPENSES

Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from      Class A   Class B   Class C   Class Y
your investment)              Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)            5.75%     None      None       None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)             None[2]   5%        1%        None

Annual Fund Operating Expenses[3]

(expenses that are deducted   Class A   Class B   Class C   Class Y
from Fund assets)             Shares    Shares    Shares    Shares

Management Fees               0.85%     0.85%     0.85%     0.85%

Distribution and Service
(12b-1) Fees                  0.25%     1.00%     1.00%     0.25%

Other Expenses                0.44%     0.47%     0.27%     0.21%

Total Annual Fund
Operating Expenses            1.54%     2.32%     2.12%     1.31%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:             1 Year    3 Years   5 Years   10 Years

Class A Shares                $723      $1,033    $1,365    $2,302

Class B Shares                $635      $1,024    $1,340    $2,457[1]

Class C Shares                $215      $  664    $1,139    $2,452

Class Y Shares                $133      $  415    $  718    $1,579

If shares are not redeemed
at end of period:             1 Year    3 Years   5 Years   10 Years

Class A Shares                $723      $1,033    $1,365    $2,302

Class B Shares                $235      $  724    $1,240    $2,457[1]

Class C Shares                $215      $  664    $1,139    $2,452

Class Y Shares                $133      $  415    $  718    $1,579

[1]Reflects annual operating expenses of Class A shares after conversion of
   Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Tax-Managed Equity Fundseeks long-term growth of capital while minimizing taxable gains and income to shareholders.Principal Strategies

Tax-Managed Equity Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that
WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stock of large to medium sized U.S.
companies, it may invest in companies of any size, any industry or any country in order to achieve its goal.

WRIMCO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to Federal income tax consequences.

In selecting companies, WRIMCO typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital and that are attractively valued. While WRIMCO primarily invests in growth stocks, it may also purchase value stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth.

When deciding to sell a security, WRIMCO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, WRIMCO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inappropriate time, potentially resulting in realized gains.

Principal Risks of Investing in the Fund

Because Tax-Managed Equity Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* the skill of WRIMCO in evaluating and selecting securities for the Fund

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the Fund's tax-sensitive investment strategy not limiting distributions of taxable income and net realized capital gains as contemplated

Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies, and growth stock in general, may also experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Tax-Managed Equity Fund is designed for long-term taxable investors. If you are investing for the short-term (less than one year), you may suffer negative tax consequences. Market conditions may limit the Fund's ability to realize capital losses or to avoid dividend income. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or net capital gains from time to time. Investors may realize capital gains when they sell their shares. You should consider whether the
Fund fits your particular investment objectives.

PERFORMANCE

Tax-Managed Equity Fund

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information of at least one calendar year to include a bar chart or performance table.

FEES AND EXPENSES

Tax-Managed Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from       Class A   Class B   Class C   Class Y
your investment)               Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)            5.75%     None      None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)             None[2]   5%        1%        None

Annual Fund Operating Expenses

(expenses that are deducted         Class A     Class B    Class C    Class Y
from Fund assets)                    Shares      Shares     Shares      Shares

Management Fees[3]                   0.65%        0.65%     0.65%      0.65%

Distribution and Service
(12b-1) Fees                         0.25%        1.00%     1.00%      0.25%

Other Expenses[4]                    1.35%        1.65%     1.46%      1.44%

Total Annual Fund
Operating Expenses[4]                2.25%        3.30%     3.11%      2.34%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:           1 Year    3 Years

Class A Shares                                    $790      $1,239

Class B Shares                                    $733      $1,316

Class C Shares                                    $314      $  961

Class Y Shares                                    $237      $  730

If shares are not redeemed at end of period:      1 Year    3 Years

Class A Shares                                    $790      $1,239

Class B Shares                                    $333      $1,016

Class C Shares                                    $314      $  961

Class Y Shares                                    $237      $  730

THE INVESTMENT PRINCIPLES OF THE FUNDS

Investment Goals, Principal Strategies and Other Investments

W&R Asset Strategy Fund

The goal of Asset Strategy Fund is to seek high total return over the long term. The Fund seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee that the Fund will achieve its goal.

Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate based on changes in interest rates and in the credit quality of the issuer.

WRIMCO regularly reviews the Fund's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Fund.

The mix of assets in the Fund will change from time to time depending on
WRIMCO's assessment of the market for each asset class. The allowable range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Fund, are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class.

Portfolio Mix

Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

WRIMCO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

As a defensive measure, the Fund may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. The Fund may use options and futures contracts for defensive purposes. WRIMCO may also, as a temporary defensive measure, invest up to all of the Fund's assets in:

* money market instruments rated A-1 by S&P or Prime 1 by Moody's, or unrated securities judged by WRIMCO to be of equivalent quality

* precious metals

Although WRIMCO may seek to preserve appreciation in the Fund by taking a defensive position, doing so may prevent the Fund from achieving its investment objective.

W&R Core Equity Fund

The goal of Core Equity Fund is to provide capital growth and income. The
Fund seeks to achieve its goals by investing, during normal market conditions, primarily in a diversified portfolio of securities, typically the stocks of large, high quality U.S. and foreign companies that are well-known and have been consistently profitable. The Fund may invest a limited amount of its assets in foreign securities. There is no guarantee that the Fund will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable,
WRIMCO may take certain steps with respect to some or all of the Fund's assets, including any one or more of the following:

* hold cash, commercial paper or other short-term investments

* invest in debt securities (including commercial paper or short-term U.S.
  Government securities)

* invest in convertible preferred stock

By taking a temporary defensive position the Fund may not achieve its investment objective.

W&R International Growth Fund

The primary goal of International Growth Fund is long-term capital appreciation, with current income as a secondary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of foreign issuers. There is no guarantee that the Fund will achieve its goals.

The Fund may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade.

Under normal conditions, the Fund invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country. As well, the Fund will invest at least 65% of its total assets in growth securities (primarily in common stock) during normal market conditions. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years.

When WRIMCO believes that a temporary defensive position is desirable,
WRIMCO may invest up to all of the Fund's assets in debt securities
(including commercial paper or short-term U.S. Government securities) or preferred stocks, or both, may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries, may use forward currency contracts to hedge specific foreign currencies, and may also invest up to all of the Fund's assets in U.S. securities. By taking a temporary defensive position the Fund may not achieve its investment objectives.

W&R Large Cap Growth Fund

The goal of Large Cap Growth Fund is the appreciation of your investment.
The Fund seeks to achieve this goal through a diversified holding of securities, primarily those issued by large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. The Fund will, under normal market conditions, invest at least 65% of its total assets in large cap growth securities. There is no guarantee that the Fund will achieve its goal.

The Fund invests primarily in common stock but may also own, to a limited extent, preferred stock and debt securities, typically of investment grade and of any maturity. The Fund may also own convertible securities. As well, the Fund may invest, to a lesser extent, in foreign securities.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves) or preferred stocks or both. By taking a temporary defensive position in either or both of these ways the Fund may not achieve its investment objective.

W&R Mid Cap Growth Fund

The goal of Mid Cap Growth Fund is the growth of your investment. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising Russell
Mid-Cap and that WRIMCO believes offer above-average growth potential. For this purpose, the Fund considers a company's capitalization at the time the
Fund acquires the company's securities, and the company need not be listed in Russell Mid-Cap. Companies whose capitalization falls outside the range of Russell Mid-Cap after purchase continue to be considered medium capitalization companies for purpose of the Fund's investment policy. The
Fund will, under normal market conditions, invest at least 65% of its total assets in mid cap securities. There is no guarantee that the Fund will achieve its goal.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper, short-term securities issued by the U.S. Government or its agencies or instrumentalities and other money market instruments) and/or preferred stocks. The Fund may also use options and futures contracts for defensive purposes. By taking a defensive position the Fund may not achieve its investment objective.

W&R Science and Technology Fund

The goal of Science and Technology Fund is long-term capital growth. The
Fund seeks to achieve this goal by investing primarily in a diversified portfolio of science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. There is no guarantee that the Fund will achieve its goal.

The Fund invests in such areas as:

* aerospace and defense electronics

* biotechnology

* business machines

* cable and broadband access

* communications and electronic equipment

* computer software and services

* computer systems

* electronics

* electronic media

* internet and internet-related services

* medical devices and drugs

* medical and hospital supplies and services

* office equipment and supplies

The Fund primarily owns common stock; however, it may invest, to a lesser extent, in preferred stock, debt securities and convertible securities. The
Fund may invest a limited amount of its assets in foreign securities.

Under normal economic and market conditions, the Fund will not invest more than 20% of its total assets in securities other than those of science or technology companies. When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S.
Government securities or other debt securities, mostly of investment grade.
The Fund may also use options and futures contracts for hedging purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

W&R Small Cap Growth Fund

The goal of Small Cap Growth Fund is growth of capital. The Fund seeks to achieve its goal by investing primarily in small cap common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Fund may occasionally invest in securities of larger companies that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Fund considers a company's capitalization at the time the Fund acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Fund will, under normal market conditions, invest at least 65% of its net assets in small cap stocks. There is no guarantee that the Fund will achieve its goal.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may also buy foreign securities;
however, it may not invest more than 10% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

W&R Tax-Managed Equity Fund

The goal of Tax-Managed Equity Fund is long-term growth of capital while minimizing taxable gains and income to shareholders. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time.

The Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and tax considerations. The Fund seeks to minimize income distributions and distributions of realized net short-term gains (taxed as ordinary income), as well as distributions of realized net
long-term gains. The Fund seeks to achieve returns primarily in the form of price appreciation (not subject to current tax until shares are redeemed).
There is no guarantee that the Fund will achieve its goal.

WRIMCO ordinarily uses one or more of the following strategies in its management of the Fund:

* a long-term, low turnover approach to investing

* an emphasis on lower-yielding securities to require distribution of little, if any, taxable income

* an attempt to avoid net realized short-term gains

* in the sale of portfolio securities, selection of the most tax-favored lots

* selective tax-advantaged hedging techniques as an alternative to taxable sales

The Fund will, under normal market conditions, invest at least 65% of its total assets in equity securities, primarily common stocks. The Fund emphasizes growth stocks; however, it may also invest in value stocks. In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Notwithstanding the Fund's use of tax-management investment strategies, the
Fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time that could include adverse changes to applicable tax rates or capital gains holding periods.

All Funds

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in each Fund's
Statement of Additional Information (SAI).

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Fund is subject to equity and other market risk, financial risk and, in some cases, prepayment risk.

* Market risk is the possibility of a change in the price of the security.
  The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. To the extent a Fund invests in fixed income securities, the price of a fixed income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Fund will likely change as well.

* Financial risk is based on the financial situation of the issuer of the security. The financial risk of a Fund may depend, for example, on the earnings performance of the issuer of stock held by the Fund. To the extent a Fund invests in debt securities, the financial risk of the Fund may also depend on the credit quality of the securities in which it invests.

* Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Fund's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments and, with respect to Asset Strategy Fund, on WRIMCO's skill in allocating assets.

Asset Strategy Fund and International Growth Fund may each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income.

YOUR ACCOUNT

Choosing a Share Class

Each Fund offers four classes of shares: Class A, Class B, Class C and Class
Y. Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.
Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years)
or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A                   Class B                     Class C

Initial sales charge      No initial sales charge     No initial sales charge

No deferred sales         Deferred sales charge on    A 1% deferred sales
 charge[1]                shares you sell within six  charge on shares you
                          years after purchase        sell within twelve
                                                      months after purchase

Maximum distribution      Maximum distribution        Maximum distribution
and service (12b-1) fees  and service (12b-1) fees    and service (12b-1)
                          of 0.25% of 1.00%           fees of 1.00%

For an investment of      Converts to Class A shares  Does not convert to
$2 million or more,       8 years after the month     Class A shares, so
only Class A shares       in which the shares were    annual expenses do
are available             purchased, thus reducing    not decrease
                          future annual expenses

                          For an investment of $300,000
                          or more, your financial advisor
                          typically will recommend
                          purchase of Class A shares due
                          to a reduced sales charge and
                          lower annual expenses

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to
Rule 12b-1 under the Investment Company Act of 1940 (Rule 12b-1) for each of its Class A, Class B, Class C and Class Y shares. Under the Class A Plan, each Fund may pay Waddell & Reed, Inc. (Waddell & Reed) a fee of up to
0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate Waddell & Reed for the amounts it spends for, either directly or through third parties, distributing the Fund's Class
A shares, providing service to Class A shareholders and/or maintaining Class
A shareholder accounts. Under the Class B Plan and the Class C Plan, each
Fund may pay Waddell & Reed a fee of up to 0.75%, on an annual basis, of the average daily net assets of the shares of the class to compensate Waddell &
Reed for, either directly or through third parties, distributing the shares of that class and a fee of up to 0.25%, on an annual basis, of the average daily net assets of the shares of that class to compensate Waddell & Reed for, either directly or through third parties, providing service to shareholders of that class and/or maintaining shareholder accounts for that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid to Waddell & Reed by any Fund if, and to the extent that, the aggregate of the distribution fees paid by the Fund and the deferred sales charges received by Waddell & Reed with respect to the Fund's
Class B or Class C shares would exceed the maximum amount of such charges that Waddell & Reed is permitted to receive under NASD rules as then in effect.

Under the Class Y Plan, each Fund may pay Waddell & Reed a fee of up to
0.25%, on an annual basis, of the average daily net assets of the Fund's
Class Y shares to compensate Waddell & Reed for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Because the Plan fees are paid out of the assets of the applicable class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class
A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

Size of Purchase

                                                    Sales Charge  Reallowance
                                                    as Approx.    to Dealers
                                    Sales Charge    Percent of    as Percent
                                    as Percent of   Amount        of Offering
                                    Offering Price  Invested      Price

Under $100,000                          5.75%       6.10%         5.00%

$100,000 to less than $200,000          4.75        4.99          4.00

$200,000 to less than $300,000          3.50        3.63          2.80

$300,000 to less than $500,000          2.50        2.56          2.00

$500,000 to less than $1,000,000        1.50        1.52          1.20

$1,000,000 to less than $2,000,000      1.00        1.01          0.75

$2,000,000 and over                     0.00[1]     0.00[1]       0.50

[1]No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a 1% CDSC on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

Waddell & Reed and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed and its affiliates may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the funds in
  W&R Funds, Inc. and/or Waddell & Reed Advisors Funds, except Class A shares of W&R Money Market Fund, Waddell & Reed Advisors Cash Management or Waddell
  & Reed Advisors Municipal Money Market Fund, unless acquired by exchange for
  Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of
  Class A shares already held (Rights of Accumulation)

* Grouping all purchases of Class A shares of W&R Funds, Inc. and/or Class A shares of Waddell & Reed Advisors Funds, except shares of W&R Money Market
  Fund, Waddell & Reed Advisors Cash Management or Waddell & Reed Advisors
  Municipal Money Market Fund, made during a thirteen-month period (Letter of
  Intent)

* Grouping purchases by certain related persons

Additional information and applicable forms are available from your financial advisor.

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

* The Directors and officers of the Fund or of any affiliated entity of
  Waddell & Reed, employees of Waddell & Reed, employees of its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* Until December 31, 2001, clients of Legend Equities Corporation (Legend)
  if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors or W&R Funds,
  Inc. and the purchase is made within 60 days of such redemption

* Retirement plan accounts held in the Waddell & Reed Advisors Retirement
  Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs

* Direct Rollovers from the Waddell & Reed Advisors Retirement Plan

* Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records

You will find more information in the SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to
Waddell & Reed, as further described below. The purpose of the CDSC is to compensate Waddell & Reed for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with certain Class A investments. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions.

Class B shares are not subject to an initial sales charge when you buy them.
However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual
12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares (which have lower ongoing expenses). Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased, including all shares acquired by reinvested dividends and distributions during this period. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the
CDSC indicated below.

Contingent Deferred Sales Charge
on Shares Sold Within Year           As % of Amount Subject to Charge

          1                             5.0%

          2                             4.0%

          3                             3.0%

          4                             3.0%

          5                             2.0%

          6                             1.0%

          7+                            0.0%

In the table, a year is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on July 14, 2001, then redeems all Class B shares on July 12, 2002, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

The CDSC will not apply in the following circumstances:

* redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to
  Waddell & Reed

* redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

* redemptions of shares purchased by current or retired Directors of the
  Fund, Directors of affiliated companies, current or retired officers or employees of the Fund, WRIMCO, Waddell & Reed or their affiliated companies, financial advisors of Waddell & Reed and its affiliates, and by members of the immediate families of such persons

* redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)

* redemptions of which the proceeds are reinvested in shares (must be reinvested in the same class as that which was redeemed) of the Fund within
  45 days after such redemption

* the exercise of certain exchange privileges

* redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of those shares is less than $500

* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization

These exceptions may be modified or eliminated by the Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's account, which requires certain notice.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets.

Class Y shares are only available for purchase by:

* participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k)
  plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan

* banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services

* government entities or authorities and corporations whose investment is
  $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

* certain retirement plans and trusts for employees and financial advisors of Waddell & Reed and its affiliates

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and
Education IRAs) may be tax-deductible.

* Individual Retirement Accounts (IRAs) allow certain individuals under age
  70 1/2, with earned income, to invest up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is
  $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the tax year.

* IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Roth IRAs allow certain individuals to make nondeductible contributions up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

* Education IRAs are established for the benefit of a minor, with nondeductible contributions up to $500* per taxable year, and permit tax-free withdrawals to pay the higher education expenses of the beneficiary.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a profit sharing plan, but with fewer administrative requirements.

* Savings Incentive Match Plans for Employees (SIMPLE Plans) can be
  established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

* Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.

*Note: These limits will increase for years after 2001.

* Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

* 403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

* 457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of
Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the
Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through Waddell & Reed and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

To purchase any class of shares by check, make your check payable to Waddell
& Reed, Inc. Mail the check, along with your completed application, to:

                            Waddell & Reed, Inc.
                               P. O. Box 29217
                           Shawnee Mission, Kansas
                                 66201-9217

To purchase Class Y shares (and Class A shares of W&R Money Market Fund) by wire, you must first obtain an account number by calling 800-532-2783, then mail a completed application to Waddell & Reed at the above address, or fax it to 800-532-2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a.,
ABA Number 101000695, for the account of Waddell & Reed Number 9800007978,
Special Account for Exclusive Benefit of Customers FBO Customer Name and
Account Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

In the calculation of a Fund's NAV:

* The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

* Bonds are generally valued according to prices quoted by an independent pricing service.

* Short-term debt securities are valued at amortized cost, which approximates market value.

* Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The Funds are open for business each day the New York Stock Exchange (NYSE)
is open. Each Fund normally calculates its NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of such Fund shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted.
Note the following:

* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

* If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in Waddell & Reed Advisors Funds and/or W&R
  Funds, Inc., the payment may be delayed for up to ten days to ensure that your previous investment has cleared.

* If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third-party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering shares of the Funds for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account                                          $500 (per Fund)

For certain exchanges                                       $100 (per Fund)

For certain retirement accounts and accounts
opened with Automatic Investment Service                    $50 (per Fund)

For certain retirement accounts and accounts opened
through payroll deductions for or by employees of
WRIMCO, Waddell & Reed and their affiliates                 $25 (per Fund)

To Add to an Account Any amount

For certain exchanges                                       $100 (per Fund)

For Automatic Investment Service                            $25 (per Fund)

For Class Y:

To Open an Account

For a government entity or authority                        $10 million
or for a corporation                        (within first twelve months)

For other investors                                         Any amount

To Add to an Account                                        Any amount

Adding to Your Account

Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, along with:

* the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

* a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your Class Y account (or Class A account of W&R Money Market Fund)
by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number
101000695, for the account of Waddell & Reed Number 9800007978, Special
Account for Exclusive Benefit of Customers FBO Customer Name and Account
Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a
Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class A, Class B or Class C shares.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

* the name on the account registration

* the Fund's name

* the Fund account number

* the dollar amount or number, and the class, of shares to be redeemed

* any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

                       Waddell & Reed Services Company
                               P. O. Box 29217
                           Shawnee Mission, Kansas
                                 66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares (and Class A shares of W&R Money Market Fund)
by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 800-532-2783, or fax your request to
800-532-2784, and give your instructions to redeem your shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

When you place an order to sell shares, your shares will be sold at the next
NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

* If more than one person owns the shares, each owner must sign the written request.

* If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund is able to verify that your purchase check has cleared and been honored.

* Redemptions may be suspended or payment dates postponed on days when the
  NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

* Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of
  Directors determines that conditions exist making cash payments undesirable.
  A Fund is obligated to redeem shares solely in cash up to the lesser of
  $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

* If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable class subject to any applicable CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Special Requirements for Selling Shares

Account Type        Special Requirements

Individual or       The written instructions must be signed by all
Joint Tenant        persons required to sign for transactions, exactly
                    as their names appear on the account.

Sole                The written instructions must be signed by the
Proprietorship      individual owner of the business.

UGMA, UTMA          The custodian must sign the written instructions
                    indicating capacity as custodian.

Retirement Account  The written instructions must be signed by a properly authorized person.

Trust               The trustee must sign the written instructions
                    indicating capacity as trustee. If the trustee's name
                    is not in the account registration, provide a currently
                    certified copy of the trust document.

Business or         At least one person authorized by corporate
Organization        resolution to act on the account must sign the
                    written instructions.

Conservator,        The written instructions must be signed by the
Guardian or Other   person properly authorized by court order to act
Fiduciary           in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

* a redemption request made by a corporation, partnership or fiduciary

* a redemption request made by someone other than the owner of record

* the check is made payable to someone other than the owner of record

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The Funds reserve the right to redeem at NAV all shares of a Fund account having an aggregate NAV of less than $500. The Fund will provide you notice of its intention to redeem your shares and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares of that Fund to $500. For Class B or Class C shares, these redemptions are not subject to the deferred sales charge. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest in a Fund, without charge, all or part of the amount of
Class A shares you redeemed by sending to that Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (if applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 45 days after such redemption. Waddell
& Reed will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A, Class B and Class C shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a)
qualified plan (if such loans are permitted by the plan) may be reinvested in shares of any of the Funds in which the plan may invest.

Telephone Transactions

The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The
Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions.
Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

Waddell & Reed provides a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service.
Additionally, a toll-free call, 888-WADDELL, connects you to a Client
Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or you may access our web site, www.waddell.com, to:

* obtain information about your accounts

* obtain price information about other funds in W&R Funds, Inc. or Waddell &
  Reed Advisors Funds

* obtain a Fund's current prospectus

* request duplicate statements

Reports

Statements and reports sent to you include the following:

* confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

* year-to-date statements (quarterly)

* annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for Client
Services if you need additional copies of annual or semiannual reports or account information.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same class of any of the Funds within W&R Funds, Inc. or of the same class of any of the Funds within Waddell & Reed Advisors Funds without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B shares or Class C shares. For Class B and Class C shares and Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your Class Y shares of any of the Funds and buy Class Y shares of another Fund or Class A shares of W&R Money Market Fund.

Exchanges may only be made into funds which are legally permitted for sale in the state of residence of the investor. Note that exchanges out of the
Funds may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

The Funds reserve the right to terminate or modify these exchange privileges at any time as discussed in the SAI.

Automatic Transactions for Class A, Class B and Class C Shareholders

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account

Minimum Amount                Minimum Frequency
$25 (per Fund)                Monthly

Funds Plus Service
To move money from W&R Money Market Fund to another Fund in W&R Funds, Inc.
whether in the same or a different account

Minimum Amount                Minimum Frequency
$100 (per Fund)               Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times:
Core Equity Fund, Mid Cap Growth Fund, Tax-Managed Equity Fund, Small Cap
Growth Fund, International Growth Fund, Large Cap Growth Fund, and Science
and Technology Fund, annually in December; and Asset Strategy Fund, quarterly in March, June, September and December. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1. Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. Dividends from a Fund's investment company taxable income (which includes net short-term gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income, whether received in cash or paid in additional Fund shares.
Distributions of a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, a non-corporate shareholder's long-term capital gains generally are taxed at a maximum rate of 20%.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax (AMT).

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other Fund in W&R Funds, Inc. or Waddell & Reed Advisors Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within
90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in W&R Funds, Inc. or Waddell &
Reed Advisors Funds without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See Your Account -- Selling
Shares. In these cases, any gain on the disposition of the original Class A
Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Withholding. Each Fund must withhold at a specified rate (31% through August
5, 2001; 30.5% from August 6, 2001 through the end of 2001; 30.0% for 2002)
of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number.
Withholding at that rate also is required from taxable dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends paid by each Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by a
Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

Portfolio Management

The Funds are managed by WRIMCO, subject to the authority of the Board of
Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in W&R Funds, Inc., Waddell & Reed Advisors Funds and W&R Target Funds, Inc.
since the inception of each company.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIMCO,
Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March
1998, Mr. Avery was Vice President of, and Director of Research for, Waddell
& Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since
June 1981.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Fund. Mr. Vrabac has held his
Fund responsibilities since January 1997. He is Senior Vice President of
WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From May 1994 to
March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for,
Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of
WRIMCO since May 1994.

James D. Wineland is primarily responsible for the management of the Core
Equity Fund. Mr. Wineland has held his Fund responsibilities since July
1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and
Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998 Mr. Wineland was Vice
President of, and a portfolio manager for, Waddell & Reed Asset Management
Company. Mr. Wineland has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984.

Thomas A. Mengel is primarily responsible for the management of the
International Growth Fund. Mr. Mengel has held his Fund responsibilities since May 1996. Mr. Mengel is Senior Vice President of WRIMCO, Vice
President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From 1993 to 1996, Mr. Mengel was the President of Sal. Oppenheim jr. & Cie. Securities, Inc.

Daniel P. Becker is primarily responsible for the management of the Large
Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIMCO, Vice President
of the Fund and Vice President of other investment companies for which
WRIMCO serves as investment manager. From January 1995 to March 1998, Mr.
Becker was Vice President of, and a portfolio manager for, Waddell & Reed
Asset Management Company. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997.

Kimberly A. Scott is primarily responsible for the management of the Mid Cap
Growth Fund. Ms. Scott has held her Fund responsibilities since February
2001. She is Vice President of WRIMCO, Vice President of the Fund and Vice
President of another investment company managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. From
1994 to 1999, she was an equity analyst for Bartlett & Company.

Zachary H. Shafran is primarily responsible for the management of the
Science and Technology Fund. Mr. Shafran has held his responsibilities since
February 2001. He is Senior Vice President of WRIMCO, Vice President of the
Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996 and has served as a portfolio manager since January 1996.

Mark G. Seferovich and Grant P. Sarris are primarily responsible for the management of the Small Cap Growth Fund. Mr. Seferovich has held his Fund responsibilities since September 1992. He is Senior Vice President of
WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as the portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr.
Seferovich was Vice President of, and a portfolio manager for, Waddell &
Reed Asset Management Company.

Mr. Sarris has held his Fund responsibilities since May 1998. He is Senior
Vice President of WRIMCO and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris had served as an investment analyst with WRIMCO from October 1991 until January 1996 and had served as Assistant Portfolio Manager of Small Cap Growth Fund from January
1996 until May 1998.

Cynthia P. Prince-Fox is primarily responsible for the management of the
Tax-Managed Equity Fund. Ms. Prince-Fox has held her Fund responsibilities since the inception of the Fund. She is Senior Vice President of WRIMCO,
Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From January 1993 to March
1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for,
Waddell & Reed Asset Management Company. Ms. Prince-Fox is a Vice President
and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of
WRIMCO. She has served as the portfolio manager for investment companies managed by WRIMCO since January 1993. From 1983 to January, 1993 Ms.
Prince-Fox served as an investment analyst for WRIMCO and its predecessor.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Funds' investments.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations.
Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

for Asset Strategy Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.70%;

for Core Equity Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.70%;

for International Growth Fund, 0.85% of net assets up to $1 billion, 0.83%
of net assets over $1 billion and up to $2 billion, 0.80% of net assets over

$2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.85%;

for Large Cap Growth Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended March 31, 2001 were 0.32% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.52% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Mid Cap Growth Fund, 0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.64% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Science and Technology Fund, 0.85% of net assets up to $1 billion, 0.83%
of net assets over $1 billion and up to $2 billion, 0.80% of net assets over
$2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.85%;

for Small Cap Growth Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.85%; and

for Tax-Managed Equity Fund, 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over
$2 billion and up to $3 billion, and 0.50% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.49% without the voluntary waiver, by
WRIMCO, of management fee expenses.

WRIMCO has voluntarily agreed to waive its management fee for any day that a
Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte &
Touche LLP, whose independent auditors' report, along with each Fund's financial statements for the fiscal year ended March 31, 2001, is included in the SAI, which is available upon request.

ASSET STRATEGY FUND

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/10/00[1]
                                                            to
                                                            3/31/01
                                                            --------
Class A Per-Share Data

Net asset value, beginning of period                        $15.22
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.15
  Net realized and unrealized loss on investments            (0.60)
                                                            ------
Total from investment operations                             (0.45)
                                                            ------
Less distributions:
  From net investment income                                 (0.13)
  From capital gains                                         (2.66)
                                                            ------
Total distributions                                          (2.79)
                                                            ------
Net asset value, end of period                              $11.98
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                             -3.77%
Net assets, end of period (in millions)                        $2
Ratio of expenses to average net assets                      1.26%[3]
Ratio of net investment income to average net assets         2.26%[3]
Portfolio turnover rate                                    214.77%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

ASSET STRATEGY FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01

Class B Per-Share Data

Net asset value, beginning of period                        $15.21
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.07
  Net realized and unrealized loss on investments            (0.60)
                                                            ------
Total from investment operations                             (0.53)
                                                            ------
Less distributions:
  From net investment income                                 (0.05)
  From capital gains                                         (2.66)
                                                            ------
Total distributions                                          (2.71)
                                                            ------
Net asset value, end of period                              $11.97
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                -4.35%
Net assets, end of period (in millions)                        $2
Ratio of expenses to average net assets                     2.15%[2]
Ratio of net investment income to average net assets        1.37%[2]
Portfolio turnover rate                                     214.77%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

ASSET STRATEGY FUND

For a Class C share outstanding throughout each period[1]:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------
Class C Per-Share Data

Net asset value,
  beginning of period         $15.21    $11.20    $11.42    $ 9.73    $10.15
                              ------    ------    ------    ------    ------
Income (loss) from
investment operations:
  Net investment income         0.11      0.03      0.15      0.21      0.23
  Net realized and
    unrealized gain (loss)
    on investments             (0.62)    4.33      0.05      2.16      (0.30)
                              ------    ------    ------    ------    ------
Total from investment
  operations                   (0.51)    4.36      0.20      2.37      (0.07)
                              ------    ------    ------    ------    ------
Less distributions:
  From net investment income   (0.07)    (0.05)    (0.16)    (0.22)    (0.21)
  From capital gains           (2.66)    (0.30)    (0.26)    (0.46)    (0.14)
                              ------    ------    ------    ------    ------
Total distributions            (2.73)    (0.35)    (0.42)    (0.68)    (0.35)
                              ------    ------    ------    ------    ------
Net asset value,
  end of period               $11.97    $15.21    $11.20    $11.42    $ 9.73
                              ======    ======    ======    ======    ======

Class C Ratios/Supplemental Data

Total return                  -4.22%    39.60%    1.79%     24.94%    -0.86%

Net assets, end of
period (in millions)            $54       $52       $30       $19       $13

Ratio of expenses to average
  net assets                  2.15%     2.24%     2.32%     2.44%     2.52%

Ratio of net investment income
  to average net assets       0.86%     0.24%     1.38%     2.02%     2.21%

Portfolio turnover rate       214.77%   204.12%   168.17%   220.67%   109.92%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class
   B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

ASSET STRATEGY FUND

For a Class Y share outstanding throughout each period:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------

Class Y Per-Share Data

Net asset value,
  beginning of period          $15.26    $11.21    $11.43    $ 9.73    $10.16
                               ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment income         0.24      0.15      0.26      0.31      0.27
  Net realized and
    unrealized gain (loss)
    on investments             (0.63)    4.33      0.05      2.16      (0.26)
                              ------    ------    ------    ------    ------
Total from investment
  operations                   (0.39)    4.48      0.31      2.47      0.01
                              ------    ------    ------    ------    ------
Less distributions:
  From net investment
    income                     (0.23)    (0.13)    (0.27)    (0.31)    (0.30)
  From capital gains           (2.66)    (0.30)    (0.26)    (0.46)    (0.14)
                              ------    ------    ------    ------    ------
Total distributions            (2.89)    (0.43)    (0.53)    (0.77)    (0.44)
                              ------    ------    ------    ------    ------

Net asset value,
  end of period               $11.98    $15.26    $11.21    $11.43    $ 9.73
                              ======    ======    ======    ======    ======

Class Y Ratios/Supplemental Data

Total return                  -3.39%    40.85%    2.75%     26.06%    0.05%
Net assets, end of
  period (in thousands)        $550      $508      $307      $225      $116
Ratio of expenses to average
  net assets                  1.32%     1.33%     1.45%     1.58%     1.61%
Ratio of net investment income
  to average net assets       1.71%     1.14%     2.25%     2.90%     2.97%
Portfolio turnover rate       214.77%   204.12%   168.17%   220.67%   109.92%

CORE EQUITY FUND (formerly, Total Return Fund)

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01
                                                            ------
Class A Per-Share Data

Net asset value, beginning of period                        $13.89
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.00)
  Net realized and unrealized loss on investments            (2.00)
                                                            ------
Total from investment operations                             (2.00)
                                                            ------
Less distributions:
  From net investment income                                 (0.00)
  From capital gains                                         (2.38)
                                                            ------
Total distributions                                          (2.38)
                                                            ------
Net asset value, end of period                              $ 9.51
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                             -16.72%
Net assets, end of period (in millions)                         $4
Ratio of expenses to average net assets                     1.18%[3]
Ratio of net investment loss to average net assets          -0.11%[3]
Portfolio turnover rate                                     39.02%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

CORE EQUITY FUND (formerly, Total Return Fund)

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/11/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class B Per-Share Data

Net asset value, beginning of period                        $14.10
                                                            ------
Income from investment operations:
  Net investment loss                                        (0.05)
  Net realized and unrealized loss on investments            (2.23)
                                                            ------
Total from investment operations                             (2.28)
                                                            ------
Less distributions:
  From net investment income                                 (0.00)
  From capital gains                                         (2.38)
                                                            ------
Total distributions                                          (2.38)
                                                            ------
Net asset value, end of period                              $ 9.44
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                -18.50%
Net assets, end of period (in millions)                         $5
Ratio of expenses to average net assets                      2.11%[2]
Ratio of net investment loss to average net assets          -1.02%[2]
Portfolio turnover rate                                     39.02%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

CORE EQUITY FUND (formerly, Total Return Fund)

For a Class C share outstanding throughout each period[1]:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------

Class C Per-Share Data

Net asset value,
  beginning of period         $13.76    $11.52    $12.24    $ 9.09     $8.17
                              ------    ------    ------    ------     -----
Income (loss) from
  investment operations:
  Net investment income
    (loss)                     (0.11)    (0.01)    0.03      (0.02)    (0.01)
  Net realized and
    unrealized gain (loss)
    on investments             (1.82)     2.71      0.82      3.56      0.98
                              ------    ------    ------    ------     -----
Total from investment
  operations                   (1.93)    2.70      0.85      3.54       0.97
                              ------    ------    ------    ------     -----
Less distributions:
  From net investment income   (0.00)    (0.03)    (0.01)    (0.00)    (0.00)
  From capital gains           (2.38)    (0.43)    (1.56)    (0.39)    (0.05)
                              ------    ------    ------    ------     -----
Total distributions            (2.38)    (0.46)    (1.57)    (0.39)    (0.05)
                              ------    ------    ------    ------     -----
Net asset value,
  end of period               $ 9.45    $13.76    $11.52    $12.24    $9.09
                              ======    ======    ======    ======    =====

Class C Ratios/Supplemental Data

Total return                  -16.40%   23.98%     7.47%     39.57%    11.93%
Net assets, end
  of period (in millions)       $440     $585      $508      $473      $317
Ratio of expenses to average
  net assets                    1.97%    1.98%     1.93%     1.92%     1.95%
Ratio of net investment
  income (loss) to average
  net assets                   -0.93%    -0.12%    0.30%     -0.23%    -0.17%
Portfolio turnover rate        39.02%    75.64%   54.73%     36.94%    26.23%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24,
   2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected
   June 26, 1998.

CORE EQUITY FUND (formerly, Total Return Fund)

For a Class Y share outstanding throughout each period[1]:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------

Class Y Per-Share Data

Net asset value,
  beginning of period         $14.08    $11.78    $12.46    $ 9.18    $8.19
                              ------    ------    ------    ------    -----
Income (loss) from
 investment operations:
  Net investment income
    (loss)                     (0.04)    0.06      0.12      0.05      0.02
  Net realized and
    unrealized gain (loss)
    on investments             (1.84)    2.80      0.84      3.62      1.02
                              ------    ------    ------    ------    -----
Total from investment
  operations                   (1.88)    2.86      0.96      3.67      1.04
                              ------    ------    ------    ------    -----
Less distributions:
  From net investment
    income                     (0.00)    (0.13)    (0.08)    (0.00)   (0.00)
  From capital gains           (2.38)    (0.43)    (1.56)    (0.39)   (0.05)
                              ------    ------    ------    ------    -----
Total distributions            (2.38)    (0.56)    (1.64)    (0.39)   (0.05)
                              ------    ------    ------    ------    -----
Net asset value,
  end of period               $ 9.82    $14.08    $11.78    $12.46    $9.18
                              ======    ======    ======    ======    =====

Class Y Ratios/Supplemental Data

Total return                  -15.62%   24.96%     8.37%     40.63%    12.69%
Net assets, end of
  period (in millions)            $2        $2        $1        $1        $1
Ratio of expenses to average
  net assets                    1.15%     1.16%     1.15%     1.20%     1.18%
Ratio of net investment
  income (loss) to average
  net assets                   -0.11%     0.67%     1.10%     0.50%     0.65%
Portfolio turnover rate        39.02%    75.64%    54.73%    36.94%    26.23%

[1]Per-share amounts have been adjusted retroactively to reflect the 100%
   stock dividend effected June 26, 1998.

INTERNATIONAL GROWTH FUND

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01
                                                            --------
Class A Per-Share Data

Net asset value, beginning of period                        $24.33
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.02)
  Net realized and unrealized loss on investments            (6.46)
                                                            ------
Total from investment operations                             (6.48)
                                                            ------
Less distributions:
  From net investment income                                 (0.00)
  From capital gains                                         (5.82)
                                                            ------
Total distributions                                          (5.82)
                                                            ------
Net asset value, end of period                              $12.03
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                             -29.73%
Net assets, end of period (in millions)                         $5
Ratio of expenses to average net assets                       1.72%[3]
Ratio of net investment loss to average net assets           -0.31%[3]
Portfolio turnover rate                                     103.03%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

INTERNATIONAL GROWTH FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/10/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class B Per-Share Data

Net asset value, beginning of period                       $24.59
                                                            -----
Loss from investment operations:
  Net investment loss                                       (0.09)
  Net realized and unrealized loss on investments           (6.74)
                                                            -----
Total from investment operations                            (6.83)
                                                            -----
Less distributions:
  From net investment income                                (0.00)
  From capital gains                                        (5.82)
                                                            -----
Total distributions                                         (5.82)
                                                            -----
Net asset value, end of period                             $11.94
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                -30.89%
Net assets, end of period (in millions)                         $2
Ratio of expenses to average net assets                       2.61%[2]
Ratio of net investment loss to average net assets           -1.30%[2]
Portfolio turnover rate                                     103.03%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

INTERNATIONAL GROWTH FUND

For a Class C share outstanding throughout each period[1]:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------

Class C Per-Share Data

Net asset value,
  beginning of period         $28.58    $15.58    $15.04    $12.40    $ 9.94
                              ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment loss          (0.17)    (0.34)    (0.07)    (0.10)    (0.03)
  Net realized and
    unrealized gain (loss)
    on investments            (10.63)    15.14      1.55      4.12      2.50
                              ------    ------    ------    ------    ------
Total from investment
  operations                  (10.80)    14.80      1.48      4.02      2.47
                              ------    ------    ------    ------    ------
Less distributions:
  From net investment
    income                     (0.00)    (0.00)    (0.00)    (0.00)    (0.01)
  From capital gains           (5.82)    (1.80)    (0.94)    (1.38)    (0.00)
                              ------    ------    ------    ------    ------
Total distributions            (5.82)    (1.80)    (0.94)    (1.38)    (0.01)
                              ------    ------    ------    ------    ------
Net asset value,
  end of period               $11.96    $28.58    $15.58    $15.04    $12.40
                              ======    ======    ======    ======    ======

Class C Ratios/Supplemental Data

Total return                  -40.45%    97.89%    10.36%    35.24%    24.85%
Net assets, end of
  period (in millions)          $123      $223      $100       $87       $50
Ratio of expenses to average
  net assets                    2.36%     2.37%     2.35%     2.35%     2.46%
Ratio of net investment loss
  to average net assets        -1.03%    -1.48%    -0.53%    -0.82%    -0.52%
Portfolio turnover rate       103.03%   125.71%   116.25%   105.11%    94.76%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class
   B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

INTERNATIONAL GROWTH FUND

For a Class Y share outstanding throughout each period:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------

Class Y Per-Share Data

Net asset value,
  beginning of period         $29.86    $16.08    $15.35    $12.52    $ 9.95
                              ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment income
    (loss)                     (0.17)    (1.41)     0.05      0.01      0.02
  Net realized and
    unrealized gain (loss)
    on investments            (11.00)    16.99      1.62      4.20      2.56
                              ------    ------    ------    ------    ------
Total from investment
  operations                  (11.17)    15.58      1.67      4.21      2.58
                              ------    ------    ------    ------    ------
Less distributions:
  From net investment
    income                     (0.00)    (0.00)    (0.00)    (0.00)    (0.01)
  From capital gains           (5.82)    (1.80)    (0.94)    (1.38)    (0.00)
                              ------    ------    ------    ------    ------
Total distributions            (5.82)    (1.80)    (0.94)    (1.38)    (0.01)
                              ------    ------    ------    ------    ------
Net asset value,
  end of period               $12.87    $29.86    $16.08    $15.35    $12.52
                              ======    ======    ======    ======    ======

Class Y Ratios/Supplemental Data

Total return                  -39.91%   99.74%    11.41%     36.45%    25.93%
Net assets, end of
  period (in thousands)       $6,594    $5,296     $629       $419      $227
Ratio of expenses to average
  net assets                    1.44%    1.48%     1.44%     1.51%     1.59%
Ratio of net investment
  income (loss) to
  average net assets           -0.02%    -0.80%     0.36%     0.07%     0.05%
Portfolio turnover rate       103.03%   125.71%   116.25%   105.11%    94.76%

LARGE CAP GROWTH FUND

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            6/30/00[1]
                                                            to
                                                            3/31/01
                                                            ---------

Class A Per-Share Data

Net asset value, beginning of period                        $10.00
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.05
  Net realized and unrealized loss on investments            (0.45)
                                                            ------
Total from investment operations                             (0.40)
                                                            ------
Less distributions:
  From net investment income                                 (0.06)
  From capital gains                                         (0.06)
                                                            ------
Total distributions                                          (0.12)
                                                            ------
Net asset value, end of period                              $ 9.48
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                             -4.27%
Net assets, end of period (in millions)                       $19
Ratio of expenses to average net assets
  including voluntary expense waiver                        1.13%[3]
Ratio of net investment income to average
  net assets including voluntary expense waiver             0.89%[3]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                        1.34%[3]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver              0.68%[3]
Portfolio turnover rate                                     75.42%

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

LARGE CAP GROWTH FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/6/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class B Per-Share Data

Net asset value, beginning of period                        $10.02
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.03)
  Net realized and unrealized loss on investments            (0.49)
                                                            ------
Total from investment operations                             (0.52)
                                                            ------
Less distributions:
  From net investment income                                 (0.00)
  From capital gains                                         (0.06)
                                                            ------
Total distributions                                          (0.06)
                                                            ------
Net asset value, end of period                              $ 9.44
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                -5.32%
Net assets, end of period (in millions)                        $2
Ratio of expenses to average net assets
  including voluntary expense waiver                         2.53%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver             -0.60%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                         3.00%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver             -1.07%[2]
Portfolio turnover rate                                     75.42%

[1]Commencement of operations.
[2]Annualized.

LARGE CAP GROWTH FUND

For a Class C share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01
                                                            --------
Class C Per-Share Data

Net asset value, beginning of period                        $10.00
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.00)
  Net realized and unrealized loss on investments            (0.48)
                                                            ------
Total from investment operations                             (0.48)
                                                            ------
Less distributions:
  From net investment income                                 (0.01)
  From capital gains                                         (0.06)
                                                            ------
Total distributions                                          (0.07)
                                                            ------
Net asset value, end of period                              $ 9.45
                                                            ======

Class C Ratios/Supplemental Data

Total return                                                -4.93%
Net assets, end of period (in millions)                        $7
Ratio of expenses to average net assets
  including voluntary expense waiver                         2.06%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver             -0.08%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                         2.44%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver             -0.46%[2]
Portfolio turnover rate                                     75.42%

[1]Commencement of operations.
[2]Annualized.

LARGE CAP GROWTH FUND

For a Class Y share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/6/00[1]
                                                            to
                                                            3/31/01
                                                            --------

Class Y Per-Share Data

Net asset value, beginning of period                        $10.02
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.09
  Net realized and unrealized loss on investments            (0.50)
                                                            ------
Total from investment operations                             (0.41)
                                                            ------
Less distributions:
  From net investment income                                 (0.07)
  From capital gains                                         (0.06)
                                                            ------
Total distributions                                          (0.13)
                                                            ------
Net asset value, end of period                              $ 9.48
                                                            ======

Class Y Ratios/Supplemental Data

Total return                                                -4.38%
Net assets, end of period (in thousands)                     $279
Ratio of expenses to average net assets
  including voluntary expense waiver                        1.13%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver             1.11%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                        1.34%[2]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver             0.90%[2]
Portfolio turnover rate                                     75.42%

[1]Commencement of operations.
[2]Annualized.

MID CAP GROWTH FUND

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            6/30/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class A Per-Share Data

Net asset value, beginning of period                        $10.00
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.11
  Net realized and unrealized loss on investments            (0.65)
                                                            ------
Total from investment operations                             (0.54)
                                                            ------
Less distributions:
  From net investment income                                 (0.06)
  From capital gains                                         (0.29)
                                                            ------
Total distributions                                          (0.35)
                                                            ------
Net asset value, end of period                              $ 9.11
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                              -5.88%

Net assets, end of period (in millions)                       $11
Ratio of expenses to average net assets
  including voluntary expense waiver                          1.01%[3]
Ratio of net investment income to average
  net assets including voluntary expense waiver               1.85%[3]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                          1.65%[3]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver               1.21%[3]
Portfolio turnover rate                                     110.18%

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

MID CAP GROWTH FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/6/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class B Per-Share Data

Net asset value, beginning of period                        $10.01
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.02
  Net realized and unrealized loss on investments            (0.66)
                                                            ------
Total from investment operations                             (0.64)
                                                            ------
Less distributions:
  From net investment income                                 (0.01)
  From capital gains                                         (0.29)
                                                            ------
Total distributions                                          (0.30)
                                                            ------
Net asset value, end of period                              $ 9.07
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                 -6.85%
Net assets, end of period (in millions)                         $2
Ratio of expenses to average net assets
  including voluntary expense waiver                          2.40%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver               0.44%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                          3.93%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver              -1.09%[2]
Portfolio turnover rate                                     110.18%

[1]Commencement of operations.
[2]Annualized.

MID CAP GROWTH FUND

For a Class C share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class C Per-Share Data

Net asset value, beginning of period                        $10.00
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.04
  Net realized and unrealized loss on investments            (0.66)
                                                            ------
Total from investment operations                             (0.62)
                                                            ------
Less distributions:
  From net investment income                                 (0.01)
  From capital gains                                         (0.29)
                                                            ------
Total distributions                                          (0.30)
                                                            ------
Net asset value, end of period                              $ 9.08
                                                            ======

Class C Ratios/Supplemental Data

Total return                                                 -6.58%
Net assets, end of period (in millions)                         $4
Ratio of expenses to average net assets
  including voluntary expense waiver                          1.99%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver               0.84%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                          3.26%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver              -0.43%[2]
Portfolio turnover rate                                     110.18%

[1]Commencement of operations.
[2]Annualized.

MID CAP GROWTH FUND

For a Class Y share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/10/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class Y Per-Share Data

Net asset value, beginning of period                        $10.23
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.11
  Net realized and unrealized loss on investments            (0.88)
                                                            ------
Total from investment operations                             (0.77)
                                                            ------
Less distributions:
  From net investment income                                 (0.06)
  From capital gains                                         (0.29)
                                                            ------
Total distributions                                          (0.35)
                                                            ------
Net asset value, end of period                              $ 9.11
                                                            ======

Class Y Ratios/Supplemental Data

Total return                                                 -7.97%
Net assets, end of period (in thousands)                      $184
Ratio of expenses to average net assets
  including voluntary expense waiver                          1.03%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver               1.77%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                          1.68%[2]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver               1.11%[2]
Portfolio turnover rate                                     110.18%

[1]Commencement of operations.
[2]Annualized.

SCIENCE AND TECHNOLOGY FUND

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01
                                                            ----------
Class A Per-Share Data

Net asset value, beginning of period                        $34.91
                                                            ------
Income (loss) from investment operations:
  Net investment income                                       0.02
  Net realized and unrealized loss on investments            (9.35)
                                                            ------
Total from investment operations                             (9.33)
                                                            ------
Less distributions from capital gains                        (7.65)
                                                            ------
Net asset value, end of period                              $17.93
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                             -31.95%
Net assets, end of period (in millions)                         $6
Ratio of expenses to average net assets                       1.70%[3]
Ratio of net investment income to average net assets          0.26%[3]
Portfolio turnover rate                                     111.25%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

SCIENCE AND TECHNOLOGY FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class B Per-Share Data

Net asset value, beginning of period                        $34.91
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.06)
  Net realized and unrealized loss on investments            (9.40)
                                                            ------
Total from investment operations                             (9.46)
                                                            ------
Less distributions from capital gains                        (7.65)
                                                            ------
Net asset value, end of period                              $17.80
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                -32.37%
Net assets, end of period (in millions)                         $3
Ratio of expenses to average net assets                       2.53%[2]
Ratio of net investment loss to average net assets           -0.55%[2]
Portfolio turnover rate                                     111.25%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

SCIENCE AND TECHNOLOGY FUND

For a Class C share outstanding throughout each period[1]:

                                                                     For the
                                           For the fiscal year      period from
                                              ended March 31,        7/31/97[2]
                                        --------------------------      to
                                         2001      2000      1999     3/31/98
                                        ------    ------    ------    ------

Class C Per-Share Data

Net asset value,
  beginning of period                   $45.03    $17.45    $12.01    $10.00
                                        ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment loss                    (0.12)    (0.95)    (0.09)    (0.07)
  Net realized and
    unrealized gain (loss)
    on investments                      (19.43)   28.77     5.53      2.08
                                        ------    ------    ------    ------
Total from investment operations        (19.55)   27.82     5.44      2.01
                                        ------    ------    ------    ------
Less distributions from capital gains    (7.65)    (0.24)    (0.00)    (0.00)
                                        ------    ------    ------    ------
Net asset value, end of period          $17.83    $45.03    $17.45    $12.01
                                        ======    ======    ======    ======

Class C Ratios/Supplemental Data

Total return                            -47.49%   159.75%    45.30%    20.10%
Net assets, end of period
  (in millions)                           $134      $283      $44        $8
Ratio of expenses to average
  net assets                              2.27%     2.20%     2.57%     3.20%[3]
Ratio of net investment loss
  to average net assets                  -0.44%    -1.68%    -1.26%    -1.66%[3]
Portfolio turnover rate                 111.25%    44.19%    51.00%    26.64%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class
   B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
[2]Commencement of operations.
[3]Annualized.

SCIENCE AND TECHNOLOGY FUND

For a Class Y share outstanding throughout each period:

                                                  For the           For the
                                                  fiscal year       period from
                                                  ended  March 31,  6/9/98[1]
                                                  --------------    to
                                                  2001      2000    3/31/99
                                                  ------    ------  --------
Class Y Per-Share Data

Net asset value, beginning of period              $45.36    $17.65    $12.20
                                                  ------    ------    ------
Income (loss) from investment operations:
  Net investment income (loss)                     (0.01)    (6.09)     0.01
  Net realized and unrealized gain (loss)
    on investments                                (19.49)    34.04      5.44
                                                  ------    ------    ------
Total from investment operations                  (19.50)    27.95      5.45
                                                  ------    ------    ------
Less distributions from capital gains              (7.65)    (0.24)    (0.00)
                                                  ------    ------    ------
Net asset value, end of period                    $18.21    $45.36    $17.65
                                                  ======    ======    ======

Class Y Ratios/Supplemental Data

Total return                                      -47.00%   158.67%    44.67%
Net assets, end of period (in thousands)          $1,466    $2,108       $53
Ratio of expenses to average net assets             1.35%     1.36%     0.62%[2]
Ratio of net investment income
  (loss) to average net assets                      0.47%    -0.96%     0.54%[2]
Portfolio turnover rate                           111.25%    44.19%    51.00%[2]

[1]Commencement of operations.
[2]Annualized.

SMALL CAP GROWTH FUND

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/3/00[1]
                                                            to
                                                            3/31/01
Class A Per-Share Data

Net asset value, beginning of period                        $19.64
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.02)
  Net realized and unrealized loss on investments            (4.74)
                                                            ------
Total from investment operations                             (4.76)
                                                            ------
Less distribution from capital gains                         (5.45)
                                                            ------
Net asset value, end of period                              $ 9.43
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                             -28.30%
Net assets, end of period (in millions)                        $4
Ratio of expenses to average net assets                      1.49%[3]
Ratio of net investment loss to average net assets          -0.39%[3]
Portfolio turnover rate                                     47.85%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

SMALL CAP GROWTH FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/6/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class B Per-Share Data

Net asset value, beginning of period                        $19.26
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.06)
  Net realized and unrealized loss on investments            (4.39)
                                                            ------
Total from investment operations                             (4.45)
                                                            ------
Less distribution from capital gains                         (5.45)
                                                            ------
Net asset value, end of period                              $ 9.36
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                -27.29%
Net assets, end of period (in millions)                         $5
Ratio of expenses to average net assets                      2.31%[2]
Ratio of net investment loss to average net assets          -1.18%[2]
Portfolio turnover rate                                     47.85%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

SMALL CAP GROWTH FUND

For a Class C share outstanding throughout each period[1]:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------
Class C Per-Share Data

Net asset value,
  beginning of period         $21.64    $14.74    $14.29    $ 9.08    $10.50
                              ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment loss          (0.10)    (0.18)    (0.11)    (0.13)    (0.03)
  Net realized and
    unrealized gain (loss)
    on investments             (6.71)    10.22     2.91      5.91      (1.09)
                              ------    ------    ------    ------    ------
Total from investment
  operations                   (6.81)    10.04     2.80      5.78      (1.12)
                              ------    ------    ------    ------    ------
Less distribution from
  capital gains                (5.45)    (3.14)    (2.35)    (0.57)    (0.30)
                              ------    ------    ------    ------    ------
Net asset value,
  end of period               $ 9.38    $21.64    $14.74    $14.29    $ 9.08
                              ======    ======    ======    ======    ======

Class C Ratios/Supplemental Data

Total return                  -35.17%   73.38%    21.61%    65.37%    -10.97%
Net assets, end of
  period (in millions)          $459      $801      $425      $330      $198
Ratio of expenses to average
  net assets                   2.12%     2.11%     2.10%     2.13%     2.12%
Ratio of net
  investment loss
  to average net assets       -0.81%    -0.90%    -0.90%    -1.12%    -0.27%
Portfolio turnover rate       47.85%    82.24%    51.41%    33.46%    37.20%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class
   B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

SMALL CAP GROWTH FUND

For a Class Y share outstanding throughout each period[1]:

                                      For the fiscal year
                                         ended March 31,
                               ------------------------------------------
                              2001      2000      1999      1998      1997
                              ------    ------    ------    ------    ------
Class Y Per-Share Data

Net asset value,
  beginning of period         $22.65    $15.21    $14.55    $ 9.16    $10.52
                              ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment income
    (loss)                     (0.20)    (0.15)     0.00     (0.03)     0.01
  Net realized and
    unrealized gain (loss)
    on investments             (6.86)    10.73      3.01      5.99     (1.07)
                              ------    ------    ------    ------    ------
Total from investment
  operations                   (7.06)    10.58      3.01      5.96     (1.06)
                              ------    ------    ------    ------    ------
Less distribution from
  capital gains                (5.45)    (3.14)    (2.35)    (0.57)    (0.30)
                              ------    ------    ------    ------    ------
Net asset value,
  end of period               $10.14    $22.65    $15.21    $14.55    $ 9.16
                              =======   ======    ======    ======    ======

Class Y Ratios/Supplemental Data

Total return                  -34.67%    74.71%    22.73%    66.78%    -10.37%
Net assets, end of
  period (in thousands)       $21,027   $16,770   $7,942      $633       $264
Ratio of expenses to average
  net assets                    1.30%      1.30%    1.18%     1.30%      1.17%
Ratio of net investment
  income (loss) to average
  net assets                   -0.02%     -0.09%    0.08%    -0.30%      0.31%
Portfolio turnover rate        47.85%     82.24%   51.41%    33.46%     37.20%

[1]Per-share amounts have been adjusted retroactively to reflect the 100%
   stock dividend effected June 26, 1998.

TAX-MANAGED EQUITY FUND

For a Class A share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            6/30/00[1]
                                                            to
                                                            3/31/01
                                                            ---------
Class A Per-Share Data

Net asset value, beginning of period                        $10.00
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.00)
  Net realized and unrealized loss on investments            (2.81)
                                                            ------
Total from investment operations                             (2.81)
                                                            ------
Less distributions:
  From net investment income                                 (0.00)
  From capital gains                                         (0.00)
                                                            ------
Total distributions                                          (0.00)
                                                            ------
Net asset value, end of period                              $ 7.19
                                                            ======

Class A Ratios/Supplemental Data

Total return[2]                                             -28.10%
Net assets, end of period (in millions)                         $4
Ratio of expenses to average net assets
  including voluntary expense waiver                         1.27%[3]
Ratio of net investment loss to average
  net assets including voluntary expense waiver             -0.09%[3]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                         1.80%[3]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver             -0.62%[3]
Portfolio turnover rate                                     73.46%

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

TAX-MANAGED EQUITY FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/13/00[1]
                                                            to
                                                            3/31/01
                                                            ----------
Class B Per-Share Data

Net asset value, beginning of period                        $10.06
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.05)
  Net realized and unrealized loss on investments            (2.89)
                                                            ------
Total from investment operations                             (2.94)
                                                            ------
Less distributions:
  From net investment income                                 (0.00)
  From capital gains                                         (0.00)
                                                            ------
Total distributions                                          (0.00)
                                                            ------
Net asset value, end of period                              $ 7.12
                                                            ======

Class B Ratios/Supplemental Data

Total return                                                -29.22%
Net assets, end of period (in thousands)                      $296
Ratio of expenses to average net assets
  including voluntary expense waiver                         2.45%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver             -1.74%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                         3.48%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver             -2.77%[2]
Portfolio turnover rate                                     73.46%

[1]Commencement of operations.
[2]Annualized.

TAX-MANAGED EQUITY FUND

For a Class C share outstanding throughout the period:

                                                            For the
                                                            period from
                                                            7/6/00[1]
                                                            to
                                                            3/31/01
                                                            ----------
Class C Per-Share Data

Net asset value, beginning of period                        $10.01
                                                            ------
Loss from investment operations:
  Net investment loss                                        (0.06)
  Net realized and unrealized loss on investments            (2.82)
                                                            ------
Total from investment operations                             (2.88)
                                                            ------
Less distributions:
  From net investment income                                 (0.00)
  From capital gains                                         (0.00)
                                                            ------
Total distributions                                          (0.00)
                                                            ------
Net asset value, end of period                              $ 7.13
                                                            ======

Class C Ratios/Supplemental Data

Total return                                                -28.77%
Net assets, end of period (in millions)                         $2
Ratio of expenses to average net assets
  including voluntary expense waiver                         2.35%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver             -1.52%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver                         3.34%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver             -2.50%[2]
Portfolio turnover rate                                     73.46%

[1]Commencement of operations.
[2]Annualized.

This space is intended for your notes and calculations.

This space is intended for your notes and calculations.

W&R FUNDS, INC.

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N. W.
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Shareholder Servicing Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

W&R FUNDS, INC.

You can get more information about each Fund in the --

* Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the
  Prospectus).

* Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent
Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent
Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public
Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling
202-942-8090.

The Funds' SEC file number is: 811-6569

Waddell & Reed, Inc.
6300 Lamar Avenue, P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL
WRP4200(6-01)

W&R Funds, Inc.

EQUITY, GROWTH & INCOME
AND ASSET ALLOCATION FUNDS

Asset Strategy Fund
Core Equity Fund
International Growth Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund

The Securities and Exchange Commission has not approved or disapproved the
Fund's securities, or determined whether  this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
June 28, 2001

Waddell & Reed, Inc.

CONTENTS
  3  An Overview of the Funds
  3  Asset Strategy Fund
  10 Core Equity Fund
  16 International Growth Fund
  22 Large Cap Growth Fund
  26 Mid Cap Growth Fund
  30 Science and Technology Fund
  36 Small Cap Growth Fund
  42 Tax-Managed Equity Fund
  46 The Investment Principles of the Funds
  55 Your Account
  76 The Management of the Funds
  81 Financial Highlights

AN OVERVIEW OF THE FUND

GOAL

W&R Asset Strategy Fund seeks high total return over the long term.

Principal Strategies

Asset Strategy Fund seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

* The stock class includes equity securities of all types, although Waddell
  & Reed Investment Management Company (WRIMCO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The
  Fund may invest in the securities of any size company.
* The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount of junk bonds, up to 35% of the Fund's total assets, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's
  Corporation (Moody's) or unrated bonds deemed by WRIMCO to be of comparable quality.
* The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.
* Within each of these classes, the Fund may invest in both domestic and foreign securities.

The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated in the box below. This mix will vary over shorter time periods as WRIMCO changes the Fund's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix
Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

Principal Risks of Investing in the Fund

Because Asset Strategy Fund owns different types of investments, a variety of factors can affect its investment performance, such as:

* WRIMCO's skill in allocating the Fund's assets among different types of investments
* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline
* prepayment of higher-yielding bonds held by the Fund
* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Fund in junk bonds are more susceptible to the risk  of non-payment or default, and their prices may be more volatile, than higher-
rated bonds.

As well, the Fund may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this
Fund may be appropriate for you. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
  www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1996         3.92%
1997         10.84%
1998         8.64%
1999         21.22%
2000         20.66%

In the period shown in the chart, the highest quarterly return was 15.58%
  (the first quarter of 2000) and the lowest quarterly return was -4.97%
  (the first quarter of 1997). The Class C return for the year through March
  31, 2001  was -8.25%.

[1]The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as
  Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns
as of December 31, 2000 (%)

                                          1 Year   5 Years  Life of Class[2]
Class A Shares of Asset Strategy Fund....                       -0.98%
S&P 500 Index............................                       -7.29%
Salomon Brothers Broad
Investment Grade Index...................                        6.41%
Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit......                        2.79%
Lipper Flexible Portfolio Funds
Universe Average.........................                       -0.74%
Class B Shares of Asset Strategy Fund....                        0.30%
S&P 500 Index............................                       -7.29%
Salomon Brothers Broad
Investment Grade Index...................                        6.41%
Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit......                        2.79%
Lipper Flexible Portfolio Funds
Universe Average.........................                        -0.74%
Class C Shares of Asset Strategy Fund[1].  20.66%    12.85%      11.72%
S&P 500 Index............................  -9.18%    18.35%      20.12%
Salomon Brothers Broad
Investment Grade Index...................  11.59%     6.45%       7.68%
Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit......   6.53%     5.75%       5.78%
Lipper Flexible Portfolio Funds
Universe Average.........................   0.29%    11.54%      13.13%
Class Y Shares of Asset Strategy Fund....  21.75%    13.84%      13.80%
S&P 500 Index............................  -9.18%    18.35%      18.35%
Salomon Brothers Broad
Investment Grade Index...................  11.59%     6.45%       6.45%
Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit......   6.53%     5.75%       5.75%
Lipper Flexible Portfolio Funds
Universe Average.........................   0.29%    11.54%      11.54%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to
  Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 10, 2000 for Class A shares, July 3, 2000 for Class B shares,
  April 20, 1995 for Class C shares (based on the prior Class B shares) and
  December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes are not available, index performance for Class A shares, Class B shares, Class C shares and
  Class Y shares is calculated from July 31, 2000, July 31, 2000, April 30,
  1995 and December 31, 1995, respectively.

FEES AND EXPENSES

Asset Strategy Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%       None

Annual Fund Operating Expenses[3]
(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees                    0.70%     0.70%     0.70%     0.70%
Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%
Other Expenses                     0.43%     0.53%     0.45%     0.38%
Total Annual Fund
Operating Expenses                 1.38%     2.23%     2.15%     1.33%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $707      $986     $1,285    $2,134
Class B Shares                     $626      $998     $1,295    $2,348[1]
Class C Shares                     $218      $673     $1,154    $2,483
Class Y Shares                     $135      $421      $ 729    $1,601

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $707      $986     $1,285    $2,134
Class B Shares                     $226      $698     $1,195    $2,348[1]
Class C Shares                     $218      $673     $1,154    $2,483
Class Y Shares                     $135      $421      $ 729    $1,601

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOALS

W&R Core Equity Fund (formerly, W&R Total Return Fund) seeks to provide capital growth and income.

Principal Strategies

Core Equity Fund seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. In order to achieve its goals, the Fund invests in securities that have the potential for capital appreciation or that WRIMCO expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

* profitability record
* history of improving sales and profits
* management
* leadership position in its industry
* stock price value
* dividend payment history

Generally, in determining whether to sell a security WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Core Equity Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline
* WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small or medium sized companies may be greater than that for large companies. Stock of smaller companies, as well as stock of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Core Equity Fund is designed for investors who seek capital growth and income. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Core Equity Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
  www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]

1993      14.03%
1994      -2.07%
1995      29.65%
1996      18.12%
1997      24.61%
1998      20.73%
1999      12.15%
2000      8.54%

In the period shown in the chart, the highest quarterly return was 17.05%
  (the second quarter of 1997) and the lowest quarterly return was -7.12%
  (the third quarter of 1998). The Class C return for the year through March
  31, 2001 was -14.25%.

[1]The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as
  Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns
as of December 31, 2000 (%)

                                         Year    5 Years  Life of Class[2]
Class A Shares of
Core Equity Fund........................                        -7.64%
S&P 500 Index...........................                        -7.29%
Lipper Large-Cap Core Funds
Universe Average........................                        -6.59%

Class B Shares of
Core Equity Fund........................                        -6.46%
S&P 500 Index...........................                        -7.29%
Lipper Large-Cap Core Funds
Universe Average........................                        -6.59%

Class C Shares of
Core Equity Fund[1].....................  8.54%     16.69%        15.53%
S&P 500 Index........................... -9.18%    18.35%        17.33%
Lipper Large-Cap Core Funds
Universe Average........................ -8.96%    16.62%        15.72%

Class Y Shares of  Core Equity Fund.....  9.48%     17.91%        17.58%
S&P 500 Index........................... -9.18%    18.35%        18.35%
Lipper Large-Cap Core Funds
Universe Average........................ -8.96%    16.62%        16.62%

The index shown is a broad-based, securities market index that is unmanaged.
  The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A shares, July 11, 2000 for Class B shares,
  September 21, 1992 for Class C shares (based on the prior Class B shares)
  and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance of Class A shares, Class B shares, Class C shares and
  Class Y shares is calculated from July 31, 2000, July 31, 2000, September
  30, 1992 and December 31, 1995, respectively.

FEES AND EXPENSES

Core Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C    Class Y
your investment)                  Shares    Shares    Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None        None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%         None

Annual Fund Operating Expenses[3]
(expenses that are deducted       Class A   Class B   Class C    Class Y
from Fund assets)                 Shares    Shares    Shares      Shares

Management Fees                    0.70%     0.70%     0.70%      0.70%
Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%      0.25%
Other Expenses                     0.29%     0.41%     0.27%      0.21%
Total Annual Fund
Operating Expenses                 1.24%     2.11%     1.97%      1.16%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $694      $946     $1,217    $1,989
Class B Shares                     $614      $960     $1,232    $2,215[1]
Class C Shares                     $200      $618     $1,062    $2,296
Class Y Shares                     $118      $368      $ 638    $1,409

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $694      $946     $1,217    $1,989
Class B Shares                     $214      $660     $1,132    $2,215[1]
Class C Shares                     $200      $618     $1,062    $2,296
Class Y Shares                     $118      $368      $ 638    $1,409

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOALS

W&R International Growth Fund seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.

Principal Strategies
International Growth Fund seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region, represented by the privatization and/or restructuring of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, and the Fund may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:
* a company's growth and earnings potential
* management of the company
* industry position of the company
* strength of the industry
* applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example,
WRIMCO may sell a security if it believes the security has ceased to offer significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
Because International Growth Fund owns different types of securities, a variety of factors can affect its investment performance, such as:
* changes in foreign exchange rates, which may affect the value of the securities the Fund holds
* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
* the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
* WRIMCO's skill in evaluating and selecting securities for the Fund

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult.
There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest
International Growth Fund is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

International Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
  www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]

1993      3.62%
1994      0.12%
1995      8.34%
1996     19.11%
1997     16.89%
1998     31.72%
1999     88.66%
2000    -24.49%

In the period shown in the chart, the highest quarterly return was 67.07%
  (the fourth quarter of 1999) and the lowest quarterly return was -18.21%
  (the third quarter of 1998). The Class C return for the year through March
  31, 2001 was -14.14%.

[1]The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as
  Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns
as of December 31, 2000 (%)
                                        1 Year     5 Years Life of Class[2]
Class A Shares of
International Growth Fund..............                       -22.05%
Morgan Stanley Capital
International E.A.FE. Index............                        -6.62%
Lipper International
Funds Universe Average.................                        -8.51%

Class B Shares of
International Growth Fund..............                       -20.48%
Morgan Stanley Capital
International E.A.FE. Index............                        -6.62%
Lipper International
Funds Universe Average.................                        -8.51%

Class C Shares of
International Growth Fund[1]...........  -24.49%    21.18%      13.30%
Morgan Stanley Capital
International E.A.FE. Index............  -14.17%     7.13%       9.76%
Lipper International
Funds Universe Average.................  -15.60%     9.09%      10.62%

Class Y Shares of
International Growth Fund..............  -23.83%    22.25%      22.28%
Morgan Stanley Capital
International E.A.FE. Index............  -14.17%     7.13%       7.13%
Lipper International
Funds Universe Average.................  -15.60%     9.09%       9.09%

The index shown is a broad-based, securities market index that is unmanaged.
  The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A shares, July 10, 2000 for Class B shares,
  September 21, 1992 for Class C shares (based on the prior Class B shares)
  and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance for Class A shares, Class B shares, Class C shares and
  Class Y shares is calculated from July 31, 2000, July 31, 2000, September
  30, 1992 and December 31, 1995, respectively.

FEES AND EXPENSES

International Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%       None

Annual Fund Operating Expenses[3]
(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees                    0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%
Other Expenses                     0.66%     0.77%     0.52%     0.38%
Total Annual Fund
Operating Expenses                 1.76%     2.62%     2.37%     1.48%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $744     $1,098    $1,476    $2,532
Class B Shares                     $665     $1,114    $1,490    $2,742[1]
Class C Shares                     $240      $ 739    $1,265    $2,706
Class Y Shares                     $151      $ 468     $ 808    $1,768

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $744     $1,098    $1,476    $2,532
Class B Shares                     $265      $ 814    $1,390    $2,742[1]
Class C Shares                     $240      $ 739    $1,265    $2,706
Class Y Shares                     $151      $ 468     $ 808    $1,768

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL
W&R Large Cap Growth Fund seeks the appreciation of your investment.

Principal Strategies

Large Cap Growth Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stock issued by growth-oriented large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund may invest in companies of any size.

WRIMCO attempts to select securities with appreciation possibilities by looking at many factors. These include:

* the company's market position, product line, technological position and prospects for increased earnings
* the management capability of the company being considered
* the short-term and long-term outlook for the industry being analyzed
* changes in economic and political conditions

WRIMCO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIMCO anticipates a development that might have an effect on the value of a security.

In general, WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Large Cap Growth Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
* the skill of WRIMCO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than the market risk for large companies. Such companies are more likely to have limited financial resources and inexperienced management. As well, stock of these companies may experience volatile trading and price fluctuations.

The Fund may invest a portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Large Cap Growth Fund is designed for investors seeking long-term investment growth. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Large Cap Growth Fund

The Fund has not been in operation for a full calendar year; therefore it does not have performance information of at least one calendar year to include a bar chart or performance table. See, Prior Performance of Related
Fund for information about the performance of a fund managed by WRIMCO with a similar objective and strategy as Large Cap Growth Fund.

FEES AND EXPENSES

Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%       None

Annual Fund Operating Expenses
(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees[3]                 0.70%     0.70%     0.70%     0.70%
Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%
Other Expenses[4]                  0.56%     1.08%     0.67%     0.55%
Total Annual Fund
Operating Expenses[4]              1.51%     2.78%     2.37%     1.50%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001.
  Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:          1 Year  3 Years
Class A Shares.................................... $720    $1,024
Class B Shares.................................... $681    $1,162
Class C Shares.................................... $240     $ 739
Class Y Shares.................................... $152     $ 474

If shares are not redeemed at end of period:      1 Year  3 Years
Class A Shares.................................... $720    $1,024
Class B Shares.................................... $281     $ 862
Class C Shares.................................... $240     $ 739
Class Y Shares.................................... $152     $ 474

Prior Performance of Related Fund

Large Cap Growth Fund is modeled after another fund managed by WRIMCO,
Waddell & Reed Advisors Vanguard Fund, Inc. (the Related Fund). There may be
differences between Large Cap Growth Fund and the Related Fund, including asset sizes and cash flows. However, Large Cap Growth Fund and the Related
Fund are substantially similar since the investment objective, strategies and policies of Large Cap Growth Fund are substantially similar to those of the
Related Fund.

The chart below provides average annual returns of the Related Fund, not
Large Cap Growth Fund, for the period ended December 31, 2000. The performance is net of management fees and other expenses incurred during the
2000 calendar year. The performance of the Related Fund is historical and does not guarantee future performance of Large Cap Growth Fund.

Waddell & Reed Advisors Vanguard Fund, Inc.

                         1 Year     5 Years  10 Years  Life of Class[1]

Class A.................. -6.76%     17.79%    16.28%
Class B.................. -5.40%                           15.89%
Class C.................. -2.05%                           18.94%
Class Y.................. -0.82%     19.45%                17.53%

[1]Since October 4, 1999 for Class B and Class C and September 8, 1995 for
   Class Y.

AN OVERVIEW OF THE FUND

GOAL

W&R Mid Cap Growth Fund seeks the growth of your investment.

Principal Strategies

Mid Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-
Cap Growth Index (Russell Mid-Cap) and that WRIMCO believes offer above-
average growth potential.

In selecting companies, WRIMCO may look at a number of factors, such as:

* new or innovative products or services
* adaptive or creative management
* strong financial and operational capabilities to sustain growth
* market potential
* profit potential

Generally, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses when buying stocks. For example, WRIMCO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Mid Cap Growth Fund owns different types of investments, a variety of factors can affect its investment performance, such as:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
* the skill of WRIMCO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

Also, the Fund may invest, to a lesser extent, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Mid Cap Growth Fund is designed for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital.
You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Mid Cap Growth Fund

The Fund has not been in operation for a full calendar year; therefore it does not have performance information of at least one calendar year to include a bar chart or performance table. See, Prior Performance of Related
Fund for information about the performance of a fund managed by WRIMCO with a similar objective and strategy as Mid Cap Growth Fund.

FEES AND EXPENSES

Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%       None

Annual Fund Operating Expenses
(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees[3]                 0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%
Other Expenses[4]                  0.90%     1.45%     1.06%     0.83%
Total Annual Fund
Operating Expenses[4]              2.00%     3.30%     2.91%     1.93%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001.
  Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:.......... 1 Year   3 Years

Class A Shares.................................... $767     $1,167
Class B Shares.................................... $733     $1,317
Class C Shares.................................... $294      $ 899
Class Y Shares.................................... $196      $ 606

If shares are not redeemed at end of period:...... 1 Year   3 Years

Class A Shares.................................... $767     $1,167
Class B Shares.................................... $333     $1,017
Class C Shares.................................... $294      $ 899
Class Y Shares.................................... $196      $ 606

Prior Performance of Related Fund

Mid Cap Growth Fund is modeled after another fund managed by WRIMCO, Waddell
& Reed Advisors New Concepts Fund, Inc. (the Related Fund). There may be
differences between Mid Cap Growth Fund and the Related Fund, including asset sizes and cash flows. However, Mid Cap Growth Fund and the Related Fund are substantially similar since the investment objective, strategies and policies of Mid Cap Growth Fund are substantially similar to those of the Related
Fund.

The chart below provides average annual returns of the Related Fund, not Mid
Cap Growth Fund, for the period ended December 31, 2000. The performance is net of management fees and other expenses incurred during the 2000 calendar year. The performance of the Related Fund is historical and does not guarantee future performance of Mid Cap Growth Fund.

Waddell & Reed Advisors New Concepts Fund, Inc.

                  1 Year     5 Years   10 Years  Life of Class[1]
Class A......... -19.86%     17.27%    21.83%
Class B......... -18.65%                              14.29%
Class C......... -15.88%                              17.12%
Class Y......... -14.67%     19.05%                   18.11%

[1]Since October 4, 1999 for Class B and Class C and September 6, 1995 for
   Class Y.

AN OVERVIEW OF THE FUND

GOAL

W&R Science and Technology Fund seeks long-term capital growth.

Principal Strategies

Science and Technology Fund seeks to achieve its goal of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of
WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may invest in companies of any size. WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:

* growth potential
* earnings potential
* management
* industry position
* applicable economic and market conditions

Generally, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses in buying stocks in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of the Science and
Technology Fund. These include:

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries

* the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry

* rapid obsolescence of products or processes of companies in which the Fund invests
* government regulation in the science and technology industry
* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
* WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Fund may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Science and Technology Fund is designed for investors who seek long-term capital growth by investing in an actively managed Fund that concentrates in securities of science and technology companies. This Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows the Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for a full calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
  www.waddell.com for more current performance information.

CHART OF RETURNS
as of December 31 each year (%)[1]
1998        44.03%
1999       177.01%[2]
2000       -26.31%

In the period shown in the chart, the highest quarterly return was 82.61%
  (the fourth quarter of 1999) and the lowest quarterly return was -23.25%
  (the second quarter of 2000). The Class C return for the year through
  March 31, 2001 was -20.79%.

[1]The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as
  Class C, which had commenced operations on October 4, 1999.

[2]A substantial portion of the Fund's returns during this period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will continue to be able to invest in
  IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2000 (%)
                                                 1 Year  Life of Class[2]

Class A Shares of
Science and Technology Fund.......................             -18.34%
Goldman Sachs Technology
Industry Composite Index..........................             -38.28%
Lipper Science & Technology
Funds Universe Average............................             -33.36%
Class B Shares of
Science and Technology Fund.......................             -16.94%
Goldman Sachs Technology
Industry Composite Index..........................             -38.28%
Lipper Science & Technology
Funds Universe Average............................             -33.36%
Class C Shares of
Science and Technology Fund[1].................... -26.31%      36.85%
Goldman Sachs Technology
Industry Composite Index.......................... -37.84%      18.14%
Lipper Science & Technology
Funds Universe Average............................ -33.81%      24.19%
Class Y Shares of
Science and Technology Fund....................... -25.66%      42.89%
Goldman Sachs Technology
Industry Composite Index.......................... -37.84%      19.62%
Lipper Science & Technology
Funds Universe Average............................ -33.81%      29.17%

The index shown is a broad-based, securities market index that is unmanaged.
  The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A and Class B shares, July 31, 1997 for Class
  C shares (based on the prior Class B shares) and June 9, 1998 for Class Y shares. Because Class A shares, Class B shares and Class Y shares commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from July 31, 2000, July 31,
  2000 and June 30, 1998, respectively.

FEES AND EXPENSES

Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%       None

Annual Fund Operating Expenses[3]
(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees                    0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%
Other Expenses                     0.62%     0.69%     0.43%     0.28%
Total Annual Fund
Operating Expenses                 1.72%     2.54%     2.28%     1.38%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $740     $1,087    $1,457    $2,492
Class B Shares                     $657     $1,091    $1,451    $2,674[1]
Class C Shares                     $231      $ 712    $1,220    $2,615
Class Y Shares                     $140      $ 437     $ 755    $1,657

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $740     $1,087    $1,457    $2,492
Class B Shares                     $257      $ 791    $1,351    $2,674[1]
Class C Shares                     $231      $ 712    $1,220    $2,615
Class Y Shares                     $140      $ 437     $ 755    $1,657

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Small Cap Growth Fund seeks growth of capital.

Principal Strategies

Small Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper,
Inc. Small Cap Category (small cap stocks). The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors relating to a company, such as:

* aggressive or creative management
* technological or specialized expertise
* new or unique products or services
* entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Small Cap
Growth Fund. These include:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries
* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
* WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the
Fund may be subject to the following additional risks:

* products offered may fail to sell as anticipated
* a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry
* the company may never achieve profitability
* economic, market and technological factors may cause the new industry itself to lose favor with the public

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Small Cap Growth Fund is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
* The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

* The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
  Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
  www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]

1993        24.20%
1994        12.75%
1995        32.14%
1996         2.30%
1997        21.12%
1998        44.57%
1999        62.42%
2000       -16.22%

In the period shown in the chart, the highest quarterly return was 40.97%
  (the fourth quarter of 1999) and the lowest quarterly return was -13.74%
  (the third quarter of 1998). The Class C return for the year through March
  31, 2001  was -14.57%.

[1]The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as
  Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns
as of December 31, 2000 (%)

                                      1 Year    5 Years   Life of Class[2]
Class A Shares of
Small Cap Growth Fund................                         -20.47%
Russell 2000 Growth Index............                         -16.17%
Lipper Small-Cap Growth
Funds Universe Average...............                          -9.18%

Class B Shares of
Small Cap Growth Fund................                         -18.73%
Russell 2000 Growth Index............                         -16.17%
Lipper Small-Cap Growth
Funds Universe Average...............                          -9.18%

Class C Shares of
Small Cap Growth Fund[1]............. -16.22%    19.36%        22.14%
Russell 2000 Growth Index............ -22.36%     7.14%        11.12%
Lipper Small-Cap Growth
Funds Universe Average...............  -4.95%    14.40%        16.55%

Class Y Shares of
Small Cap Growth Fund................ -15.56%    20.32%        20.52%
Russell 2000 Growth Index............ -22.36%     7.14%         7.14%
Lipper Small-Cap Growth
Funds Universe Average...............  -4.95%    14.40%        14.40%

The index shown is a broad-based, securities market index that is unmanaged.
  The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A shares, July 6, 2000 for Class B shares,
  September 21, 1992 for Class C shares (based on the prior Class B shares)
  and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance for Class A shares, Class B shares, Class C shares and
  Class Y shares is calculated from July 31, 2000, July 31, 2000, September
  30, 1992, and December 31, 1995, respectively.

FEES AND EXPENSES

Small Cap Growth Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%       None

Annual Fund Operating Expenses[3]
(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees                    0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%
Other Expenses                     0.44%     0.47%     0.27%     0.21%
Total Annual Fund
Operating Expenses                 1.54%     2.32%     2.12%     1.31%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $723     $1,033    $1,365    $2,302
Class B Shares                     $635     $1,024    $1,340    $2,457[1]
Class C Shares                     $215      $ 664    $1,139    $2,452
Class Y Shares                     $133      $ 415     $ 718    $1,579

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $723     $1,033    $1,365    $2,302
Class B Shares                     $235      $ 724    $1,240    $2,457[1]
Class C Shares                     $215      $ 664    $1,139    $2,452
Class Y Shares                     $133      $ 415     $ 718    $1,579

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Tax-Managed Equity Fund seeks long-term growth of capital while minimizing taxable gains and income to shareholders.

Principal Strategies

Tax-Managed Equity Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that
WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the
Fund typically invests in the common stock of large to medium sized U.S.
companies, it may invest in companies of any size, any industry or any country in order to achieve its goal.

WRIMCO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns.
The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to Federal income tax consequences.

In selecting companies, WRIMCO typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital and that are attractively valued. While WRIMCO primarily invests in growth stocks, it may also purchase value stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth.

When deciding to sell a security, WRIMCO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, WRIMCO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inappropriate time, potentially resulting in realized gains.

Principal Risks of Investing in the Fund

Because Tax-Managed Equity Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* the skill of WRIMCO in evaluating and selecting securities for the Fund
* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced
* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
* the Fund's tax-sensitive investment strategy not limiting distributions of taxable income and net realized capital gains as contemplated

Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies, and growth stock in general, may also experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Tax-Managed Equity Fund is designed for long-term taxable investors. If you are investing for the short-term (less than one year), you may suffer negative tax consequences. Market conditions may limit the Fund's ability to realize capital losses or to avoid dividend income. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or net capital gains from time to time. Investors may realize capital gains when they sell their shares. You should consider whether the
Fund fits your particular investment objectives.

PERFORMANCE

Tax-Managed Equity Fund

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information of at least one calendar year to include a bar chart or performance table.

FEES AND EXPENSES

Tax-Managed Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]     5%        1%       None

Annual Fund Operating Expenses
(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees[3]                 0.65%     0.65%     0.65%     0.65%
Distribution and
Service  (12b-1) Fees              0.25%     1.00%     1.00%     0.25%
Other Expenses[4]                  1.35%     1.65%     1.46%     1.44%
Total Annual Fund
Operating Expenses[4]              2.25%     3.30%     3.11%     2.34%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001.
  Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:          1 Year   3 Years

Class A Shares....................................$790     $1,239
Class B Shares....................................$733     $1,316
Class C Shares....................................$314      $ 961
Class Y Shares....................................$237      $ 730

If shares are not redeemed at end of period:      1 Year   3 Years

Class A Shares....................................$790     $1,239
Class B Shares....................................$333     $1,016
Class C Shares....................................$314      $ 961
Class Y Shares....................................$237      $ 730

THE INVESTMENT PRINCIPLES OF THE FUNDS

Investment Goals, Principal Strategies and Other Investments

W&R Asset Strategy Fund

The goal of Asset Strategy Fund is to seek high total return over the long term. The Fund seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee that the Fund will achieve its goal.

Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate based on changes in interest rates and in the credit quality of the issuer.

WRIMCO regularly reviews the Fund's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Fund.

The mix of assets in the Fund will change from time to time depending on
WRIMCO's assessment of the market for each asset class. The allowable range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Fund, are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class.

Portfolio Mix

Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

WRIMCO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

As a defensive measure, the Fund may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. The Fund may use options and futures contracts for defensive purposes.
WRIMCO may also, as a temporary defensive measure, invest up to all of the
Fund's assets in:

* money market instruments rated A-1 by S&P or Prime 1 by Moody's, or unrated securities judged by WRIMCO to be of equivalent quality
* precious metals

Although WRIMCO may seek to preserve appreciation in the Fund by taking a defensive position, doing so may prevent the Fund from achieving its investment objective.

W&R Core Equity Fund

The goal of Core Equity Fund is to provide capital growth and income. The
Fund seeks to achieve its goals by investing, during normal market conditions, primarily in a diversified portfolio of securities, typically the stocks of large, high quality U.S. and foreign companies that are well-known and have been consistently profitable. The Fund may invest a limited amount of its assets in foreign securities. There is no guarantee that the Fund will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to some or all of the Fund's assets, including any one or more of the following:

* hold cash, commercial paper or other short-term investments
* invest in debt securities (including commercial paper or short-term U.S.
  Government securities)
* invest in convertible preferred stock

By taking a temporary defensive position the Fund may not achieve its investment objective.

W&R International Growth Fund

The primary goal of International Growth Fund is long-term capital appreciation, with current income as a secondary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of foreign issuers. There is no guarantee that the Fund will achieve its goals.

The Fund may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade.

Under normal conditions, the Fund invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country. As well, the Fund will invest at least 65% of its total assets in growth securities (primarily in common stock) during normal market conditions. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may invest up to all of the Fund's assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both, may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries, may use forward currency contracts to hedge specific foreign currencies, and may also invest up to all of the Fund's assets in U.S. securities. By taking a temporary defensive position the Fund may not achieve its investment objectives.

W&R Large Cap Growth Fund

The goal of Large Cap Growth Fund is the appreciation of your investment. The
Fund seeks to achieve this goal through a diversified holding of securities, primarily those issued by large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. The Fund will, under normal market conditions, invest at least 65% of its total assets in large cap growth securities. There is no guarantee that the Fund will achieve its goal.

The Fund invests primarily in common stock but may also own, to a limited extent, preferred stock and debt securities, typically of investment grade and of any maturity. The Fund may also own convertible securities. As well, the Fund may invest, to a lesser extent, in foreign securities.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves) or preferred stocks or both. By taking a temporary defensive position in either or both of these ways the Fund may not achieve its investment objective.

W&R Mid Cap Growth Fund

The goal of Mid Cap Growth Fund is the growth of your investment. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising Russell Mid-
Cap and that WRIMCO believes offer above-average growth potential. For this purpose, the Fund considers a company's capitalization at the time the Fund acquires the company's securities, and the company need not be listed in
Russell Mid-Cap. Companies whose capitalization falls outside the range of
Russell Mid-Cap after purchase continue to be considered medium capitalization companies for purpose of the Fund's investment policy. The
Fund will, under normal market conditions, invest at least 65% of its total assets in mid cap securities. There is no guarantee that the Fund will achieve its goal.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper, short-term securities issued by the U.S. Government or its agencies or instrumentalities and other money market instruments) and/or preferred stocks. The Fund may also use options and futures contracts for defensive purposes. By taking a defensive position the Fund may not achieve its investment objective.

W&R Science and Technology Fund

The goal of Science and Technology Fund is long-term capital growth. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. There is no guarantee that the Fund will achieve its goal.

The Fund invests in such areas as:

* aerospace and defense electronics
* biotechnology
* business machines
* cable and broadband access
* communications and electronic equipment
* computer software and services
* computer systems
* electronics
* electronic media
* internet and internet-related services
* medical devices and drugs
* medical and hospital supplies and services
* office equipment and supplies

The Fund primarily owns common stock; however, it may invest, to a lesser extent, in preferred stock, debt securities and convertible securities. The
Fund may invest a limited amount of its assets in foreign securities.

Under normal economic and market conditions, the Fund will not invest more than 20% of its total assets in securities other than those of science or technology companies. When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S.
Government securities or other debt securities, mostly of investment grade.
The Fund may also use options and futures contracts for hedging purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

W&R Small Cap Growth Fund

The goal of Small Cap Growth Fund is growth of capital. The Fund seeks to achieve its goal by investing primarily in small cap common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Fund may occasionally invest in securities of larger companies that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Fund considers a company's capitalization at the time the Fund acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Fund will, under normal market conditions, invest at least 65% of its net assets in small cap stocks. There is no guarantee that the Fund will achieve its goal.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may also buy foreign securities;
however, it may not invest more than 10% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

W&R Tax-Managed Equity Fund

The goal of Tax-Managed Equity Fund is long-term growth of capital while minimizing taxable gains and income to shareholders. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time.

The Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and tax considerations. The Fund seeks to minimize income distributions and distributions of realized net short-term gains (taxed as ordinary income), as well as distributions of realized net long-term gains. The Fund seeks to achieve returns primarily in the form of price appreciation (not subject to current tax until shares are redeemed).
There is no guarantee that the Fund will achieve its goal.

WRIMCO ordinarily uses one or more of the following strategies in its management of the Fund:

* a long-term, low turnover approach to investing
* an emphasis on lower-yielding securities to require distribution of little, if any, taxable income
* an attempt to avoid net realized short-term gains
* in the sale of portfolio securities, selection of the most tax-favored lots
* selective tax-advantaged hedging techniques as an alternative to taxable sales

The Fund will, under normal market conditions, invest at least 65% of its total assets in equity securities, primarily common stocks. The Fund emphasizes growth stocks; however, it may also invest in value stocks. In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Notwithstanding the Fund's use of tax-management investment strategies, the
Fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time that could include adverse changes to applicable tax rates or capital gains holding periods.

All Funds

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in each Fund's
Statement of Additional Information (SAI).

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Fund is subject to equity and other market risk, financial risk and, in some cases, prepayment risk.

* Market risk is the possibility of a change in the price of the security.
  The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Fund may lose a substantial part, or even all, of its investment in a company's stock.
  Growth stocks may experience greater price volatility than value stocks.
  To the extent a Fund invests in fixed income securities, the price of a fixed income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each
  Fund will likely change as well.
* Financial risk is based on the financial situation of the issuer of the security. The financial risk of a Fund may depend, for example, on the earnings performance of the issuer of stock held by the Fund. To the extent a Fund invests in debt securities, the financial risk of the Fund may also depend on the credit quality of the securities in which it invests.

* Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Fund's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-
rated bonds. Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments and, with respect to Asset Strategy Fund, on WRIMCO's skill in allocating assets.

Asset Strategy Fund and International Growth Fund may each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the
Fund, which would increase your taxable income.

YOUR ACCOUNT

Choosing a Share Class

Each Fund offers four classes of shares: Class A, Class B, Class C and Class
Y. Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A                Class B                     Class C

Initial sales charge   No initial sales charge     No initial sales charge

No deferred sales      Deferred sales charge on    A 1% deferred sales
charge[1]              shares you sell within six  charge on shares you
                       years after purchase        sell within twelve
                                                   months after purchase

Maximum distribution   Maximum distribution        Maximum distribution
and service (12b-1)    and service (12b-1) fees    and service (12b-1)
fees of 0.25%          of 1.00%                    fees of 1.00%

For an investment of   Converts to Class A shares  Does not convert to
$2 million or more,    8 years after the month     Class A shares, so
only Class A shares    in which the shares were    annual expenses do
are available          purchased, thus reducing    not decrease
                       future annual expenses

                       For an investment of $300,000
                       or more, your financial advisor
                       typically will recommend
                       purchase of Class A shares due
                       to a reduced sales charge and
                       lower annual expenses

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule
12b-1 under the Investment Company Act of 1940 (Rule 12b-1) for each of its
Class A, Class B, Class C and Class Y shares. Under the Class A Plan, each
Fund may pay Waddell & Reed, Inc. (Waddell & Reed) a fee of up to 0.25%, on
an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate Waddell & Reed for the amounts it spends for, either directly or through third parties, distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay Waddell & Reed a fee of up to 0.75%, on an annual basis, of the average daily net assets of the shares of the class to compensate Waddell &
Reed for, either directly or through third parties, distributing the shares of that class and a fee of up to 0.25%, on an annual basis, of the average daily net assets of the shares of that class to compensate Waddell & Reed for, either directly or through third parties, providing service to shareholders of that class and/or maintaining shareholder accounts for that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid to Waddell & Reed by any Fund if, and to the extent that, the aggregate of the distribution fees paid by the Fund and the deferred sales charges received by Waddell & Reed with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that
Waddell & Reed is permitted to receive under NASD rules as then in effect.

Under the Class Y Plan, each Fund may pay Waddell & Reed a fee of up to
0.25%, on an annual basis, of the average daily net assets of the Fund's
Class Y shares to compensate Waddell & Reed for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Because the Plan fees are paid out of the assets of the applicable class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets.
The ongoing expenses of this class are lower than those for Class B or Class
C shares and typically higher than those for Class Y shares.

Size of Purchase
                                                           Sales Charge
                                           Sales Charge     as Approx.
                                          as Percent of     Percent of
                                          Offering Price  Amount Invested

Under $100,000............................    5.75%             6.10%
$100,000 to less than $200,000............    4.75              4.99
$200,000 to less than $300,000............    3.50              3.63
$300,000 to less than $500,000............    2.50              2.56
$500,000 to less than $1,000,000..........    1.50              1.52
$1,000,000 to less than $2,000,000........    1.00              1.01
$2,000,000 and over.......................    0.00[1]           0.00[1]

[1]No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a 1%
  CDSC on certain redemptions made within twelve months of the purchase. The
  CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

Waddell & Reed and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed and its affiliates may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the Funds in
  W&R Funds, Inc. except Class A shares of W&R Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid
  (or as a dividend or distribution on such acquired shares), with the NAV of Class A shares already held (Rights of Accumulation)
* Grouping all purchases of Class A shares, except shares of W&R Money
  Market Fund, made during a thirteen-month period (Letter of Intent)
* Grouping purchases by certain related persons

Additional information and applicable forms are available from Waddell &
  Reed.

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

* Certain clients investing through a qualified fee-based program offered by a third-party that has made arrangements to sell shares of the Funds.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to
Waddell & Reed, as further described below. The purpose of the CDSC is to compensate Waddell & Reed for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with certain Class A investments. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions.

Class B shares are not subject to an initial sales charge when you buy them.
However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual
12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class
A shares (which have lower ongoing expenses). Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased, including all shares acquired by reinvested dividends and distributions during this period. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the
CDSC indicated below.

Contingent Deferred Sales Charge
on Shares Sold Within Year       As % of Amount Subject to Charge
           1                                  5.0%
           2                                  4.0%
           3                                  3.0%
           4                                  3.0%
           5                                  2.0%
           6                                  1.0%
           7+                                 0.0%

In the table, a year is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on July 14, 2001, then redeems all Class B shares on July 12, 2002, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

The CDSC will not apply in the following circumstances:

* redemptions of shares by certain clients investing through a qualified fee-based program offered by a third-party that has made arrangements to sell shares of the Funds
* redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to
  Waddell & Reed
* redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of
  1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper
* redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)
* redemptions of which the proceeds are reinvested in shares (must be reinvested in the same class as that which was redeemed) of the Fund within 45 days after such redemption
* the exercise of certain exchange privileges
* redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of those shares is less than
  $500
* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization

* for Class C shares, redemptions made by shareholders that have purchased shares of the funds through certain group plans that have selling agreements with Waddell & Reed and that are administered by a third party and/or for which brokers not affiliated with Waddell & Reed provide administrative or recordkeeping services

These exceptions may be modified or eliminated by the Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's account, which requires certain notice.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets.

Class Y shares are only available for purchase by:

* participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k)
  plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan
* banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services
* government entities or authorities and corporations whose investment is
  $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants
For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans
To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education
IRAs) may be tax-deductible.

* Individual Retirement Accounts (IRAs) allow certain individuals under age
  70 1/2, with earned income, to invest up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is
  $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the tax year.
* IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
* Roth IRAs allow certain individuals to make nondeductible contributions up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year.
  Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
* Education IRAs are established for the benefit of a minor, with nondeductible contributions up to $500* per taxable year, and permit tax-
   free withdrawals to pay the higher education expenses of the beneficiary.
* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a profit sharing plan, but with fewer administrative requirements.
* Savings Incentive Match Plans for Employees (SIMPLE Plans) can be
  established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.
* Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.
* Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.
* 403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.
* 457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

*Note: These limits will increase for years after 2001.

Gifts or Transfers to a Minor
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of
Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the
Uniform Gifts to Minors Act (UGMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through your financial advisor and through other broker-dealers and banks that have selling agreements with
Waddell & Reed. Some of these firms may charge you a fee and may have additional requirements regarding the purchase of shares. To open your account you must complete and sign an application.

To purchase any class of shares by check, make your check payable to Waddell
& Reed, Inc. Mail the check, along with your completed application, to:

Waddell & Reed, Inc.
P.O. Box 29217
Shawnee Mission, Kansas
66201-9217

To purchase Class Y shares (and Class A shares of W&R Money  Market Fund) by wire, you must first obtain an account number by calling 800-532-2783, then mail a completed application to Waddell & Reed at the address above, or fax it to 800-532-2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number
101000695, for the account of Waddell & Reed Number 9800007978, Special
Account for Exclusive Benefit of Customers FBO Customer Name and Account
Number.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

In the calculation of a Fund's NAV:

* The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
* Bonds are generally valued according to prices quoted by an independent pricing service.
* Short-term debt securities are valued at amortized cost, which approximates market value.
* Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The Funds are open for business each day the New York Stock Exchange (NYSE)
is open. Each Fund normally calculates its NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of such Fund shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted.
Note the following:

* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
* If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in W&R Funds, Inc., the payment may be delayed for up to ten days to ensure that your previous investment has cleared.
* If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third-party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the
  Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering shares of the Funds for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account                                 $500 (per Fund)

For certain exchanges                              $100 (per Fund)

For certain retirement accounts and accounts
opened with Automatic Investment Service            $50 (per Fund)

To Add to an Account                                    Any amount

For certain exchanges                              $100 (per Fund)

For Automatic Investment Service                    $25 (per Fund)

For Class Y:

To Open an Account

For a government entity or authority                  $10 million
or for a corporation                  (within first twelve months)

For other investors                                    Any amount

To Add to an Account                                   Any amount

Adding to Your Account

Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, along with:

* the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or
* a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your Class Y account (or Class A account of W&R Money Market Fund)
by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for
Exclusive Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares
You can arrange to take money out of your Fund account at any time by selling
(redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a
Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class A, Class B or Class C shares.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

* the name on the account registration
* the Fund's name
* the Fund account number
* the dollar amount or number, and the class, of shares to be redeemed
* any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares (and Class A shares of W&R Money Market Fund)  by telephone or fax: If you have elected this method in your application  or by subsequent authorization, call 800-532-2783, or fax your request to  800-532-
2784, and give your instructions to redeem your shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

When you place an order to sell shares, your shares will be sold at the next
NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

* If more than one person owns the shares, each owner must sign the written request.
* If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund is able to verify that your purchase check has cleared and been honored.
* Redemptions may be suspended or payment dates postponed on days when the
  NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.
* Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of
  Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

* If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable class subject to any CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Special Requirements for Selling Shares

Account Type         Special Requirements

Individual or        The written instructions must be signed by all
Joint Tenant         persons required to sign for transactions, exactly
                     as their names appear on the account.

Sole                 The written instructions must be signed by the
Proprietorship       individual owner of the business.

UGMA, UTMA           The custodian must sign the written instructions
                     indicating capacity as custodian.

Retirement Account   The written instructions must be signed by a properly
                     authorized person.

Trust               The trustee must sign the written instructions
                    indicating capacity as trustee. If the trustee's name
                    is not in the account registration, provide a
                    currently certified copy of the trust document.

Business or         At least one person authorized by corporate
Organization        resolution to act on the account must sign the
                    written instructions.

Conservator,        The written instructions must be signed by the
Guardian or Other   person properly authorized by court order to act
Fiduciary           in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

* a redemption request made by a corporation, partnership or fiduciary
* a redemption request made by someone other than the owner of record
* the check is made payable to someone other than the owner of record

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The Funds reserve the right to redeem at NAV all shares of a Fund account having an aggregate NAV of less than $500. The Fund will provide you notice of its intention to redeem your shares and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares of that Fund to $500. For Class B or Class C shares, these redemptions are not subject to the deferred sales charge. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest in a Fund, without charge, all or part of the amount of
Class A shares you redeemed by sending to that Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (if applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 45 days after such redemption. Waddell &
Reed will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment.
You may do this only once as to Class A, Class B and Class C shares of a
Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a)
qualified plan (if such loans are permitted by the plan) may be reinvested in shares of any of the Funds in which the plan may invest.

Telephone Transactions

The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The
Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions.
Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

Personal Service

A toll-free call, 888-WADDELL, connects you to a Client Services
Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions. At almost any time of the day or night, you may access our web site, www.waddell.com, to obtain price information about other funds in W&R
Funds, Inc. and to obtain a current prospectus.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same class of any of the Funds within W&R Funds, Inc. without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B shares or Class C shares or Class A shares to which the CDSC would otherwise apply. For Class B and Class C shares and certain
Class A shares, the time period for the CDSC will continue to run. You may sell your Class Y shares of any of the Funds and buy Class Y shares of another Fund or Class A shares of W&R Money Market Fund.

Exchanges may only be made into funds which are legally permitted for sale in the state of residence of the investor. Note that exchanges out of the Funds may have tax consequences for you. Before exchanging into a Fund, read the prospectus.

The Funds reserve the right to terminate or modify these exchange privileges at any time, as discussed in the SAI.

Automatic Transactions for Class A, Class B and Class C Shareholders

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service To move money from your bank account to an existing Fund account
              Minimum Amount               Minimum Frequency
              $25 (per Fund)                    Monthly

Funds Plus Service

To move money from W&R Money Market Fund to another Fund in W&R Funds, Inc.
whether in the same or a different account
              Minimum Amount               Minimum Frequency
              $100 (per Fund)                   Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times:
Core Equity Fund, Mid Cap Growth Fund, Tax-Managed Equity Fund, Small Cap
Growth Fund, International Growth Fund, Large Cap Growth Fund, and Science
and Technology Fund, annually in December; and Asset Strategy Fund, quarterly in March, June, September and December. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1.Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. Dividends from a Fund's investment company taxable income (which includes net short-term gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income, whether received in cash or paid in additional Fund shares.
Distributions of a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, a non-corporate shareholder's long-term capital gains generally are taxed at a maximum rate of 20%.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax (AMT).

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other Fund in W&R Funds, Inc. generally will have similar tax consequences.
However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in W&R Funds, Inc. without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See Your Account -- Selling
Shares. In these cases, any gain on the disposition of the original Class A
Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Withholding. Each Fund must withhold at a specified rate (31% through August
5, 2001; 30.5% from August 6, 2001 through the end of 2001; 30.0% for 2002)
of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends paid by each Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by a Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

Portfolio Management

The Funds are managed by WRIMCO, subject to the authority of the Board of
Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO has served as investment manager to W&R Funds, Inc. since its inception.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIMCO,
Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998,
Mr. Avery was Vice President of, and Director of Research for, Waddell & Reed
Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since
February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since June
1981.

Daniel J. Vrabac is primarily responsible for the management of the  fixed-
income portion of the Asset Strategy Fund. Mr. Vrabac has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIMCO,
Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From May 1994 to March 1998,
Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed
Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May
1994.

James D. Wineland is primarily responsible for the management of the Core
Equity Fund. Mr. Wineland has held his Fund responsibilities since July 1997.
He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice
President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998 Mr. Wineland was Vice President of,
and a portfolio manager for, Waddell & Reed Asset Management Company. Mr.
Wineland has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984.

Thomas A. Mengel is primarily responsible for the management of the
International Growth Fund. Mr. Mengel has held his Fund responsibilities since May 1996. Mr. Mengel is Senior Vice President of WRIMCO, Vice President
of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From 1993 to 1996, Mr. Mengel was the President of Sal. Oppenheim jr. & Cie. Securities, Inc.

Daniel P. Becker is primarily responsible for the management of the Large Cap
Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIMCO, Vice President
of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From January 1995 to March 1998, Mr. Becker was
Vice President of, and a portfolio manager for, Waddell & Reed Asset
Management Company. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997.

Kimberly A. Scott is primarily responsible for the management of the Mid Cap
Growth Fund. Ms. Scott has held her Fund responsibilities since February
2001. She is Vice President of WRIMCO, Vice President of the Fund and Vice
President of another investment company managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. From
1994 to 1999, she was an equity analyst for Bartlett & Company.

Zachary H. Shafran is primarily responsible for the management of the Science and Technology Fund. Mr. Shafran has held his responsibilities since February
2001. He is Senior Vice President of WRIMCO, Vice President of the Fund and
Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996 and has served as a portfolio manager since January 1996.

Mark G. Seferovich and Grant P. Sarris are primarily responsible for the management of the Small Cap Growth Fund. Mr. Seferovich has held his Fund responsibilities since September 1992. He is Senior Vice President of WRIMCO,
Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as the portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr.
Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed
Asset Management Company.

Mr. Sarris has held his Fund responsibilities since May 1998. He is Senior
Vice President of WRIMCO and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris had served as an investment analyst with WRIMCO from October 1991 until January 1996 and had served as Assistant Portfolio Manager of Small Cap Growth Fund from January
1996 until May 1998.

Cynthia P. Prince-Fox is primarily responsible for the management of the
Tax-Managed Equity Fund. Ms. Prince-Fox has held her Fund responsibilities since the inception of the Fund. She is Senior Vice President of WRIMCO, Vice
President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From January 1993 to March 1998,
Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell &
Reed Asset Management Company. Ms. Prince-Fox is a Vice President and
Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO.
She has served as the portfolio manager for investment companies managed by
WRIMCO since January 1993. From 1983 to January, 1993 Ms. Prince-Fox served as an investment analyst for WRIMCO and its predecessor.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Funds' investments.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations.
Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

for Asset Strategy Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.70%;

for Core Equity Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.70%;

for International Growth Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over  $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.85%;

for Large Cap Growth Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended March 31, 2001 were 0.32% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.52% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Mid Cap Growth Fund, 0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.64% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Science and Technology Fund, 0.85% of net assets up to $1 billion, 0.83%
of net assets over $1 billion and up to $2 billion, 0.80% of net assets over
$2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.85%;

for Small Cap Growth Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.85%; and

for Tax-Managed Equity Fund, 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over  $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.49% without the voluntary waiver, by
WRIMCO, of management fee expenses.

WRIMCO has voluntarily agreed to waive its management fee for any day that a
Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y shares for the fiscal periods shown. Certain information reflects financial results for a single
Fund share. Total return shows how much your investment would have increased
(or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with each Fund's financial statements for the fiscal year ended March 31, 2001, is included in the SAI, which is available upon request.

ASSET STRATEGY FUND
For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/10/00[1]
                                                               to
                                                            3/31/01
                                                            ------------
Class A Per-Share Data
Net asset value, beginning of period .....................     $15.22
                                                               ------
Income (loss) from investment operations:
  Net investment income .................................        0.15
  Net realized and unrealized loss on investments .......       (0.60)
                                                               ------
Total from investment operations .........................      (0.45)
                                                               ------
Less distributions:  .....................................
  From net investment income ............................       (0.13)
  From capital gains ....................................       (2.66)
                                                               ------
Total distributions ......................................      (2.79)
                                                               ------
Net asset value, end of period ...........................     $11.98
                                                               ======

Class A Ratios/Supplemental Data

Total return[2] ..........................................     -3.77%
Net assets, end of period (in millions) ..................     $2
Ratio of expenses to average net assets ..................      1.26%[3]
Ratio of net investment income to average net assets .....      2.26%[3]
Portfolio turnover rate ..................................    214.77%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

ASSET STRATEGY FUND
For a Class B share outstanding throughout the period:

                                                       For the
                                                    period from
                                                     7/3/00[1]
                                                          to
                                                      3/31/01
                                                      -----------
Class B Per-Share Data

Net asset value, beginning of period .................   $15.21
                                                         ------
Income (loss) from investment operations:
  Net investment income .............................      0.07
  Net realized and unrealized loss on investments ...     (0.60)
                                                         ------
Total from investment operations .....................    (0.53)
                                                         ------
Less distributions:
  From net investment income ........................     (0.05)
  From capital gains ................................     (2.66)
                                                         ------
Total distributions ..................................    (2.71)
                                                         ------
Net asset value, end of period .......................   $11.97
                                                         ======

Class B Ratios/Supplemental Data

Total return .........................................   -4.35%
Net assets, end of period (in millions) ..............      $2
Ratio of expenses to average net assets ..............    2.15%[2]
Ratio of net investment income to average net assets .    1.37%[2]
Portfolio turnover rate ..............................  214.77%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

ASSET STRATEGY FUND
For a Class C share outstanding throughout each period[1]:

                                       For the fiscal year
                                         ended March 31,
                            ---------------------------------------------
                            2001      2000      1999      1998      1997
                           -----      -----     -----     -----     -----
Class C Per-Share Data

Net asset value, beginning
  of period .............  $15.21    $11.20    $11.42    $ 9.73    $10.15
                           -----------------------------------------------
Income (loss) from
  investment operations:
  Net investment income      0.11      0.03      0.15      0.21      0.23
  Net realized and  ..
    unrealized gain (loss)
    on investments .....    (0.62)     4.33      0.05      2.16     (0.30)
                           -----------------------------------------------
Total from investment
  operations                (0.51)     4.36      0.20      2.37     (0.07)
                           -----------------------------------------------
Less distributions:
  From net investment
    income                  (0.07)    (0.05)    (0.16)    (0.22)    (0.21)
  From capital gains .      (2.66)    (0.30)    (0.26)    (0.46)    (0.14)
                           -----------------------------------------------
Total distributions ...     (2.73)    (0.35)    (0.42)    (0.68)    (0.35)
                           -----------------------------------------------
Net asset value,
  end of period            $11.97    $15.21    $11.20    $11.42    $ 9.73
                           ===============================================

Class C Ratios/Supplemental Data

Total return ..........     -4.22%    39.60%     1.79%    24.94%    -0.86%
Net assets, end of
period (in millions) ..       $54       $52       $30       $19       $13
Ratio of expenses to
  average net assets ..      2.15%     2.24%     2.32%     2.44%     2.52%
Ratio of net investment
  income to average
  net assets ..........      0.86%     0.24%     1.38%     2.02%     2.21%
Portfolio turnover rate    214.77%   204.12%   168.17%   220.67%   109.92%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that
  Class B was combined with and redesignated as Class C, which had commenced operations  on October 4, 1999.

ASSET STRATEGY FUND

For a Class Y share outstanding throughout each period:

                                       For the fiscal year
                                         ended March 31,
                           -----------------------------------------------
                           2001      2000      1999      1998      1997
                           -----     ------    ------    ------    ------

Class Y Per-Share Data

Net asset value, beginning
  of period ..........    $15.26    $11.21    $11.43    $ 9.73    $10.16
                          -----------------------------------------------
Income (loss) from
investment operations:
  Net investment income     0.24      0.15      0.26      0.31      0.27
  Net realized and
    unrealized gain (loss)
     on investments ..     (0.63)     4.33      0.05      2.16     (0.26)
                           -----------------------------------------------
Total from investment
  operations..........     (0.39)     4.48      0.31      2.47      0.01
                           -----------------------------------------------
Less distributions:
  From net investment
    income                 (0.23)    (0.13)    (0.27)    (0.31)    (0.30)
  From capital gains .     (2.66)    (0.30)    (0.26)    (0.46)    (0.14)
                           -----------------------------------------------
  Total distributions      (2.89)    (0.43)    (0.53)    (0.77)    (0.44)
                           -----------------------------------------------
Net asset value,
  end of period            $11.98   $15.26    $11.21    $11.43    $ 9.73
                           ================================================

Class Y Ratios/Supplemental Data

Total return ..........     -3.39%    40.85%     2.75%    26.06%     0.05%
Net assets, end of
period (in thousands) .      $550      $508      $307      $225      $116
Ratio of expenses to average
net assets ............      1.32%     1.33%     1.45%     1.58%     1.61%
Ratio of net investment income
to average net assets .      1.71%     1.14%     2.25%     2.90%     2.97%
Portfolio turnover rate    214.77%   204.12%   168.17%   220.67%   109.92%

CORE EQUITY FUND (formerly, Total Return Fund)
For a Class A share outstanding throughout the period:

                                                            For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                           -------------
Class A Per-Share Data
Net asset value, beginning of period .....................    $13.89
                                                               ------
Loss from investment operations:
  Net investment loss ...................................     (0.00)
  Net realized and unrealized loss on investments .......     (2.00)
                                                               ------
Total from investment operations .........................     (2.00)
                                                               ------
Less distributions:
  From net investment income ............................     (0.00)
  From capital gains ....................................     (2.38)
                                                               ------
  Total distributions ...................................     (2.38)
                                                               ------
Net asset value, end of period ...........................    $ 9.51
                                                               ======

Class A Ratios/Supplemental Data
Total return[2] ..........................................    -16.72%
Net assets, end of period (in millions) ..................     $4
Ratio of expenses to average net assets ..................      1.18%[3]
Ratio of net investment loss to average net assets .......     -0.11%[3]
Portfolio turnover rate ..................................     39.02%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

CORE EQUITY FUND (formerly, Total Return Fund)
For a Class B share outstanding throughout the period:

                                                            For the
                                                          period from
                                                           7/11/00[1]
                                                               to
                                                            3/31/01
                                                            ---------

Class B Per-Share Data
Net asset value, beginning of period ..................       $14.10
                                                              ------
Income from investment operations:
  Net investment loss ................................        (0.05)
  Net realized and unrealized loss on investments ....        (2.23)
                                                              ------
Total from investment operations ......................        (2.28)
                                                              ------
Less distributions:
  From net investment income .........................        (0.00)
  From capital gains .................................        (2.38)
                                                              ------
  Total distributions ................................        (2.38)
                                                              ------
Net asset value, end of period ........................       $ 9.44
                                                              ======
Class B Ratios/Supplemental Data
Total return ..........................................       -18.50%
Net assets, end of period (in millions) ...............           $5
Ratio of expenses to average net assets ...............         2.11%[2]
Ratio of net investment loss to average net assets ....        -1.02%[2]
Portfolio turnover rate ...............................        39.02%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

CORE EQUITY FUND (formerly, Total Return Fund)
For a Class C share outstanding throughout each period[1]:

                                       For the fiscal year
                                         ended March 31,
                           -----------------------------------------------
                           2001      2000      1999      1998      1997
                           ------    ------    ------    ------     ------
Class C Per-Share Data
Net asset value, beginning
of period .............    $13.76    $11.52    $12.24    $ 9.09     $8.17
                           -----------------------------------------------
Income (loss) from
investment operations:
  Net investment
    income (loss)......    (0.11)    (0.01)     0.03     (0.02)    (0.01)
  Net realized and
    unrealized gain (loss)
    on investments .....   (1.82)     2.71      0.82      3.56      0.98
                           -----------------------------------------------
Total from investment
  operations               (1.93)     2.70      0.85      3.54      0.97
                           -----------------------------------------------
Less distributions:
  From net investment
    income                 (0.00)    (0.03)    (0.01)    (0.00)    (0.00)
  From capital gains .     (2.38)    (0.43)    (1.56)    (0.39)    (0.05)
                           -----------------------------------------------
Total distributions ...    (2.38)    (0.46)    (1.57)    (0.39)    (0.05)
                           -----------------------------------------------
Net asset value,
  end of period           $ 9.45    $13.76    $11.52    $12.24     $9.09
                           ===============================================

Class C Ratios/Supplemental Data

Total return ..........    -16.40%    23.98%     7.47%    39.57%    11.93%
Net assets, end
  of period (in millions)      $440      $585      $508      $473      $317
Ratio of expenses to average
  net assets ............      1.97%     1.98%     1.93%     1.92%     1.95%
Ratio of net investment
  income (loss) to average
  net assets ............     -0.93%    -0.12%     0.30%    -0.23%    -0.17%
Portfolio turnover rate     39.02%    75.64%    54.73%    36.94%    26.23%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that
  Class B was combined with and redesignated as Class C, which had commenced operations  on October 4, 1999. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

CORE EQUITY FUND (formerly, Total Return Fund)
For a Class Y share outstanding throughout each period[1]:

                                       For the fiscal year
                                         ended March 31,
                           -----------------------------------------------
                           2001      2000      1999      1998      1997
                           ------    ------    ------    ------     ------
Class Y Per-Share Data

Net asset value, beginning
of period .............    $14.08    $11.78    $12.46    $ 9.18     $8.19
                           -----------------------------------------------
Income (loss) from
investment operations:
  Net investment
    income (loss)          (0.04)     0.06      0.12      0.05      0.02
  Net realized and
    unrealized gain (loss)
    on investments .....   (1.84)     2.80      0.84      3.62      1.02
                           -----------------------------------------------
Total from investment
  operations ...........   (1.88)     2.86      0.96      3.67      1.04
                           -----------------------------------------------
Less distributions:
  From net investment
    income                 (0.00)    (0.13)    (0.08)    (0.00)    (0.00)
  From capital gains .     (2.38)    (0.43)    (1.56)    (0.39)    (0.05)
                           -----------------------------------------------
Total distributions ...     (2.38)    (0.56)    (1.64)    (0.39)    (0.05)
                           -----------------------------------------------
Net asset value,
  end of period            $ 9.82    $14.08    $11.78    $12.46     $9.18
                           ===============================================

Class Y Ratios/Supplemental Data

Total return ..........     15.62%    24.96%     8.37%    40.63%    12.69%
Net assets, end of
  period (in millions)         $2        $2        $1        $1        $1
Ratio of expenses to
  average net assets ..      1.15%     1.16%     1.15%     1.20%     1.18%
Ratio of net investment
  income (loss) to
  average net assets        -0.11%     0.67%     1.10%     0.50%     0.65%
Portfolio turnover rate     39.02%    75.64%    54.73%    36.94%    26.23%

[1]Per-share amounts have been adjusted retroactively to reflect the 100%
  stock dividend effected June 26, 1998.

INTERNATIONAL GROWTH FUND
For a Class A share outstanding throughout the period:

                                                              For the
                                                          period from
                                                           7/3/00[1]
                                                                  to
                                                              3/31/01
                                                           --------------

Class A Per-Share Data
Net asset value, beginning of period .............             $24.33
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.02)
  Net realized and unrealized loss on investments               (6.46)
                                                                -----
Total from investment operations .................              (6.48)
                                                                ------
Less distributions:
  From net investment income ....................               (0.00)
  From capital gains ............................               (5.82)
                                                               ------
Total distributions ..............................              (5.82)
                                                                ------
Net asset value, end of period ...................             $12.03
                                                               ======
Class A Ratios/Supplemental Data

Total return[2] ..................................            -29.73%
Net assets, end of period (in millions) ..........             $5
Ratio of expenses to average net assets ..........              1.72%[3]
Ratio of net investment loss to average net assets              0.31%[3]
Portfolio turnover rate ..........................            103.03%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

INTERNATIONAL GROWTH FUND
For a Class B share outstanding throughout the period:

                                                            For the
                                                          period from
                                                           7/10/00[1]
                                                                to
                                                              3/31/01
                                                           --------------
Class B Per-Share Data

Net asset value, beginning of period .............             $24.59
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.09)
  Net realized and unrealized loss on investments               (6.74)
                                                               ------
Total from investment operations .................              (6.83)
                                                               ------
Less distributions:
  From net investment income ....................               (0.00)
  From capital gains ............................               (5.82)
                                                               ------
Total distributions ..............................              (5.82)
                                                               ------
Net asset value, end of period ...................             $11.94
                                                               ======
Class B Ratios/Supplemental Data

Total return .....................................            -30.89%
Net assets, end of period (in millions) ..........                $2
Ratio of expenses to average net assets ..........              2.61%[2]
Ratio of net investment loss to average net assets             -1.30%[2]
Portfolio turnover rate ..........................            103.03%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

INTERNATIONAL GROWTH FUND
For a Class C share outstanding throughout each period[1]:

                                       For the fiscal year
                                         ended March 31,
                           -----------------------------------------------
                           2001      2000      1999      1998      1997
                           ------    ------    ------     ------    ------
Class C Per-Share Data

Net asset value, beginning
  of period .............  $28.58    $15.58    $15.04    $12.40    $ 9.94
                           -----------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss      (0.17)    (0.34)    (0.07)    (0.10)     (0.03)
  Net realized and
    unrealized gain (loss)
    on investments .....  (10.63)    15.14      1.55      4.12      2.50
                           -----------------------------------------------
Total from investment
  operations              (10.80)    14.80      1.48      4.02      2.47
                           -----------------------------------------------
Less distributions:
  From net investment
    income                 (0.00)    (0.00)    (0.00)    (0.00)    (0.01)
  From capital gains .     (5.82)    (1.80)    (0.94)    (1.38)    (0.00)
                           -----------------------------------------------
Total distributions ...     (5.82)    (1.80)    (0.94)    (1.38)    (0.01)
                           -----------------------------------------------
Net asset value,
  end of period            $11.96    $28.58    $15.58    $15.04    $12.40
                           ===============================================

Class C Ratios/Supplemental Data

Total return ..........    -40.45%    97.89%    10.36%    35.24%    24.85%
Net assets, end of
  period (in millions)     $123      $223      $100       $87       $50
Ratio of expenses to
  average net assets ..      2.36%     2.37%     2.35%     2.35%     2.46%
Ratio of net investment
  loss to average
  net assets ..........     -1.03%    -1.48%    -0.53%    -0.82%    -0.52%
Portfolio turnover rate    103.03%   125.71%   116.25%   105.11%    94.76%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that
  Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

INTERNATIONAL GROWTH FUND
For a Class Y share outstanding throughout each period:

                                       For the fiscal year
                                         ended March 31,
                           -----------------------------------------------
                           2001      2000      1999      1998      1997
                           -----      -----     -----     -----     -----
Class Y Per-Share Data

Net asset value, beginning
  of period .............  $29.86    $16.08    $15.35    $12.52    $ 9.95
                           -----------------------------------------------
Income (loss) from
  investment operations:
  Net investment income
    (loss)                 (0.17)    (1.41)     0.05      0.01      0.02
  Net realized and
    unrealized gain (loss)
    on investments .....  (11.00)    16.99      1.62      4.20      2.56
                           -----------------------------------------------
Total from investment
  operations              (11.17)    15.58      1.67      4.21      2.58
                           -----------------------------------------------
Less distributions:
  From net investment
    income............      (0.00)    (0.00)    (0.00)    (0.00)    (0.01)
  From capital gains .      (5.82)    (1.80)    (0.94)    (1.38)    (0.00)
                           -----------------------------------------------
Total distributions ...     (5.82)    (1.80)    (0.94)    (1.38)    (0.01)
                           -----------------------------------------------
Net asset value,
  end of period .......    $12.87    $29.86    $16.08    $15.35    $12.52
                           ===============================================

Class Y Ratios/Supplemental Data

Total return ..........    -39.91%    99.74%    11.41%    36.45%    25.93%
Net assets, end of
  period (in thousands)    $6,594    $5,296      $629      $419      $227
Ratio of expenses to average
  net assets ............    1.44%     1.48%     1.44%     1.51%     1.59%
Ratio of net investment
  income (loss) to
   average net assets ..    -0.02%   -0.80%     0.36%     0.07%     0.05%
Portfolio turnover rate    103.03%   125.71%   116.25%   105.11%    94.76%

LARGE CAP GROWTH FUND
For a Class A share outstanding throughout the period:
                                                             For the
                                                          period from
                                                           6/30/00[1]
                                                               to
                                                            3/31/01
                                                           -------------
Class A Per-Share Data

Net asset value, beginning of period .............             $10.00
                                                               ------
Income (loss) from investment operations:
  Net investment income .........................                0.05
  Net realized and unrealized loss on investments               (0.45)
                                                               ------
Total from investment operations .................              (0.40)
                                                               ------
Less distributions:
  From net investment income ....................               (0.06)
  From capital gains ............................               (0.06)
                                                               ------
Total distributions ..............................              (0.12)
                                                               ------
Net asset value, end of period ...................             $ 9.48
                                                               ======
Class A Ratios/Supplemental Data

Total return[2] ..................................             -4.27%
Net assets, end of period (in millions) ..........               $19
Ratio of expenses to average net assets
  including voluntary expense waiver .............              1.13%[3]
Ratio of net investment income to average
  net assets including voluntary expense waiver...              0.89%[3]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              1.34%[3]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver...              0.68%[3]
Portfolio turnover rate ..........................             75.42%

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

LARGE CAP GROWTH FUND
For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/6/00[1]
                                                               to
                                                            3/31/01
                                                           --------------
Class B Per-Share Data

Net asset value, beginning of period .............             $10.02
                                                               ------
Loss from investment operations:
  Net investment loss ...........................              (0.03)
  Net realized and unrealized loss on investments              (0.49)
                                                               ------
Total from investment operations .................             (0.52)
                                                               ------
Less distributions:
  From net investment income ....................              (0.00)
  From capital gains ............................              (0.06)
                                                               ------
Total distributions ..............................             (0.06)
                                                               ------
Net asset value, end of period ...................            $ 9.44
                                                               ======
Class B Ratios/Supplemental Data
Total return .....................................             -5.32%
Net assets, end of period (in millions) ..........                $2
Ratio of expenses to average net assets
  including voluntary expense waiver .............              2.53%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver...             -0.60%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              3.00%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver...             -1.07%[2]
Portfolio turnover rate ..........................             75.42%

[1]Commencement of operations.
[2]Annualized.

LARGE CAP GROWTH FUND
For a Class C share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                            ------------
Class C Per-Share Data

Net asset value, beginning of period .............             $10.00
                                                               ------
Loss from investment operations:
  Net investment loss ...........................              (0.00)
  Net realized and unrealized loss on investments              (0.48)
                                                               ------
Total from investment operations .................             (0.48)
                                                               ------
Less distributions:
  From net investment income ....................              (0.01)
  From capital gains ............................              (0.06)
                                                               ------
Total distributions ..............................             (0.07)
                                                               ------
Net asset value, end of period ...................             $ 9.45
                                                               ======
Class C Ratios/Supplemental Data

Total return .....................................             -4.93%
Net assets, end of period (in millions) ..........                $7
Ratio of expenses to average net assets
  including voluntary expense waiver .............              2.06%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver...             -0.08%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              2.44%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver...             -0.46%[2]
Portfolio turnover rate ..........................             75.42%

[1]Commencement of operations.
[2]Annualized.

LARGE CAP GROWTH FUND
For a Class Y share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/6/00[1]
                                                               to
                                                            3/31/01
                                                           -------------
Class Y Per-Share Data

Net asset value, beginning of period .............             $10.02
                                                               ------
Income (loss) from investment operations:
  Net investment income .........................                0.09
  Net realized and unrealized loss on investments               (0.50)
                                                               ------
Total from investment operations .................              (0.41)
                                                               ------
Less distributions:
  From net investment income ....................               (0.07)
  From capital gains ............................               (0.06)
                                                               ------
Total distributions ..............................              (0.13)
                                                               ------
Net asset value, end of period ...................             $ 9.48
                                                               ======
Class Y Ratios/Supplemental Data
Total return .....................................             -4.38%
Net assets, end of period (in thousands) .........               $279
Ratio of expenses to average net assets
  including voluntary expense waiver .............              1.13%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver...              1.11%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              1.34%[2]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver...              0.90%[2]
Portfolio turnover rate ..........................             75.42%

[1]Commencement of operations.
[2]Annualized.

MID CAP GROWTH FUND
For a Class A share outstanding throughout the period:

                                                            For the
                                                          period from
                                                           6/30/00[1]
                                                               to
                                                            3/31/01
                                                           ------------

Class A Per-Share Data

Net asset value, beginning of period .............             $10.00
                                                               ------
Income (loss) from investment operations:
  Net investment income .........................                0.11
  Net realized and unrealized loss on investments               (0.65)
                                                               ------
Total from investment operations .................              (0.54)
                                                               ------
Less distributions:
  From net investment income ....................               (0.06)
  From capital gains ............................               (0.29)
                                                               ------
Total distributions ..............................              (0.35)
                                                               ------
Net asset value, end of period ...................             $ 9.11
                                                               ======
Class A Ratios/Supplemental Data
Total return[2] ..................................             -5.88%
Net assets, end of period (in millions) ..........               $11
Ratio of expenses to average net assets
  including voluntary expense waiver .............              1.01%[3]
Ratio of net investment income to average
  net assets including voluntary expense waiver...              1.85%[3]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              1.65%[3]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver...              1.21%[3]
Portfolio turnover rate ..........................            110.18%

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

MID CAP GROWTH FUND
For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/6/00[1]
                                                               to
                                                            3/31/01
                                                             --------
Class B Per-Share Data
Net asset value, beginning of period .............             $10.01
                                                               ------
Income (loss) from investment operations:
  Net investment income .........................                0.02
  Net realized and unrealized loss on investments               (0.66)
                                                               ------
Total from investment operations .................              (0.64)
                                                               ------
Less distributions:
  From net investment income ....................               (0.01)
  From capital gains ............................               (0.29)
                                                               ------
Total distributions ..............................              (0.30)
                                                               ------
Net asset value, end of period ...................             $ 9.07
                                                               ======
Class B Ratios/Supplemental Data
Total return .....................................             -6.85%
Net assets, end of period (in millions) ..........                $2
Ratio of expenses to average net assets
  including voluntary expense waiver .............              2.40%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver...              0.44%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              3.93%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver...             -1.09%[2]
Portfolio turnover rate ..........................            110.18%

[1]Commencement of operations.
[2]Annualized.

MID CAP GROWTH FUND
For a Class C share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                           -----------
Class C Per-Share Data

Net asset value, beginning of period .............             $10.00
                                                               ------
Income (loss) from investment operations:
  Net investment income .........................                0.04
  Net realized and unrealized loss on investments               (0.66)
                                                               ------
Total from investment operations .................              (0.62)
                                                               ------
Less distributions:
  From net investment income ....................               (0.01)
  From capital gains ............................               (0.29)
                                                               ------
Total distributions ..............................              (0.30)
                                                               ------
Net asset value, end of period ...................             $ 9.08
                                                               ======
Class C Ratios/Supplemental Data
Total return .....................................             -6.58%
Net assets, end of period (in millions) ..........                $4
Ratio of expenses to average net assets
  including voluntary expense waiver .............              1.99%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver...              0.84%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              3.26%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver...             -0.43%[2]
Portfolio turnover rate ..........................            110.18%

[1]Commencement of operations.
[2]Annualized.

MID CAP GROWTH FUND
For a Class Y share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/10/00[1]
                                                               to
                                                            3/31/01
                                                           -----------

Class Y Per-Share Data

Net asset value, beginning of period .............             $10.23
                                                               ------
Income (loss) from investment operations:
  Net investment income .........................                0.11
  Net realized and unrealized loss on investments               (0.88)
                                                               ------
Total from investment operations .................              (0.77)
                                                               ------
Less distributions:
  From net investment income ....................               (0.06)
  From capital gains ............................               (0.29)
                                                               ------
Total distributions ..............................              (0.35)
                                                               ------
Net asset value, end of period ...................             $ 9.11
                                                               ======
Class Y Ratios/Supplemental Data

Total return .....................................             -7.97%
Net assets, end of period (in thousands) .........              $184
Ratio of expenses to average net assets
  including voluntary expense waiver .............              1.03%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver...              1.77%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              1.68%[2]
Ratio of net investment income to average
  net assets excluding voluntary expense waiver...              1.11%[2]
Portfolio turnover rate ..........................            110.18%

[1]Commencement of operations.
[2]Annualized.

SCIENCE AND TECHNOLOGY FUND
For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                           -----------
Class A Per-Share Data

Net asset value, beginning of period .............             $34.91
                                                               ------
Income (loss) from investment operations:
  Net investment income .........................                0.02
  Net realized and unrealized loss on investments               (9.35)
                                                               ------
Total from investment operations .................              (9.33)
                                                               ------
Less distributions from capital gains ............              (7.65)
                                                               ------
Net asset value, end of period ...................             $17.93
                                                               ======
Class A Ratios/Supplemental Data
Total return[2] ..................................            -31.95%
Net assets, end of period (in millions) ..........                $6
Ratio of expenses to average net assets ..........              1.70%[3]
Ratio of net investment income to average
  net assets......................................              0.26%[3]
Portfolio turnover rate ..........................            111.25%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

SCIENCE AND TECHNOLOGY FUND
For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                           -----------

Class B Per-Share Data
Net asset value, beginning of period .............             $34.91
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.06)
  Net realized and unrealized loss on investments               (9.40)
                                                               ------
Total from investment operations .................              (9.46)
                                                               ------
Less distributions from capital gains ............              (7.65)
                                                               ------
Net asset value, end of period ...................             $17.80
                                                               ======
Class B Ratios/Supplemental Data

Total return .....................................            -32.37%
Net assets, end of period (in millions) ..........                $3
Ratio of expenses to average net assets ..........              2.53%[2]
Ratio of net investment loss to average
  net assets......................................             -0.55%[2]
Portfolio turnover rate ..........................            111.25%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

SCIENCE AND TECHNOLOGY FUND
For a Class C share outstanding throughout each period[1]:

                                                                      For the
                                               For the fiscal year  period from
                                                  ended March 31,    7/31/97[2]
                                              ----------------------    to
                                              2001     2000    1999   3/31/98
                                              -------------------------------
Class C Per-Share Data

Net asset value, beginning of period ......  $45.03   $17.45   $12.01  $10.00
                                              -------------------------------
Income (loss) from investment operations:
  Net investment loss ....................   (0.12)   (0.95)   (0.09) (0.07)
  Net realized and unrealized gain (loss)
    on investments .......................  (19.43)   28.77     5.53    2.08
                                              -------------------------------
Total from investment operations ..........  (19.55)   27.82     5.44    2.01
                                              -------------------------------
Less distributions from capital gains .....   (7.65)   (0.24)   (0.00) (0.00)
                                              -------------------------------
Net asset value, end of period ............  $17.83   $45.03   $17.45  $12.01
                                             ================================
Class C Ratios/Supplemental Data

Total return .............................. -47.49%  159.75%  45.30%  20.10%
Net assets, end of period (in millions) ...   $134     $283     $44      $8
Ratio of expenses to average net assets ...   2.27%    2.20%   2.57%   3.20%[3]
Ratio of net investment loss
  to average net assets ...................  -0.44%   -1.68%  -1.26%  -1.66%[3]
Portfolio turnover rate ................... 111.25%   44.19%  51.00%  26.64%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that
   Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
[2]Commencement of operations.
[3]Annualized.

SCIENCE AND TECHNOLOGY FUND
For a Class Y share outstanding throughout each period:

                                                                      For the
                                                      For the     period from
                                                    fiscal year     6/9/98[1]
                                                  ended March 31,          to
                                                 2001         2000     3/31/99
                                                 ----         ----   ---------
Class Y Per-Share Data

Net asset value, beginning of period .........   $45.36     $17.65    $12.20
                                                 ----------------------------
Income (loss) from investment operations:
  Net investment income (loss) ..............     (0.01)     (6.09)     0.01
  Net realized and unrealized gain (loss)
  on investments ............................    (19.49)     34.04      5.44
                                                 ----------------------------
Total from investment operations .............   (19.50)     27.95      5.45
                                                 ----------------------------
Less distributions from capital gains ........    (7.65)     (0.24)    (0.00)
                                                 ----------------------------
Net asset value, end of period ...............   $18.21     $45.36    $17.65
                                                 ============================
Class Y Ratios/Supplemental Data

Total return .................................   -47.00%    158.67%    44.67%
Net assets, end of period (in thousands) .....   $1,466     $2,108       $53
Ratio of expenses to average net assets ......     1.35%      1.36%  0.62%[2]
Ratio of net investment income
  (loss) to average net assets ...............     0.47%     -0.96%  0.54%[2]
Portfolio turnover rate ......................   111.25%     44.19% 51.00%[2]

[1]Commencement of operations.
[2]Annualized.

SMALL CAP GROWTH FUND
For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                           -------------
Class A Per-Share Data

Net asset value, beginning of period .............             $19.64
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.02)
  Net realized and unrealized loss on investments               (4.74)
                                                               ------
Total from investment operations .................              (4.76)
                                                               ------
Less distribution from capital gains .............              (5.45)
                                                               ------
Net asset value, end of period ...................             $ 9.43
                                                               ======
Class A Ratios/Supplemental Data

Total return[2] ..................................            -28.30%
Net assets, end of period (in millions) ..........                $4
Ratio of expenses to average net assets ..........              1.49%[3]
Ratio of net investment loss to average net assets             -0.39%[3]
Portfolio turnover rate ..........................             47.85%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

SMALL CAP GROWTH FUND
For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/6/00[1]
                                                               to
                                                            3/31/01
                                                           --------------
Class B Per-Share Data

Net asset value, beginning of period .............             $19.26
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.06)
  Net realized and unrealized loss on investments               (4.39)
                                                               ------
Total from investment operations .................              (4.45)
                                                               ------
Less distribution from capital gains .............              (5.45)
                                                               ------
Net asset value, end of period ...................             $ 9.36
                                                               ======
Class B Ratios/Supplemental Data
Total return .....................................            -27.29%
Net assets, end of period (in millions) ..........                $5
Ratio of expenses to average net assets ..........              2.31%[2]
Ratio of net investment loss to average net assets             -1.18%[2]
Portfolio turnover rate ..........................             47.85%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

SMALL CAP GROWTH FUND
For a Class C share outstanding throughout each period[1]:

                                       For the fiscal year
                                         ended March 31,
                           ----------------------------------------------
                           2001      2000      1999      1998      1997
                           -----------------------------------------------

Class C Per-Share Data
Net asset value, beginning
  of period ..........    $21.64    $14.74    $14.29    $ 9.08    $10.50
                           -----------------------------------------------
Income (loss) from
investment operations:
  Net investment loss      (0.10)    (0.18)    (0.11)    (0.13)    (0.03)
  Net realized and
  unrealized gain (loss)
  on investments .....     (6.71)    10.22      2.91      5.91     (1.09)
                           -----------------------------------------------
Total from investment
  operations.........      (6.81)    10.04      2.80      5.78      (1.12)
                           -----------------------------------------------
Less distribution from
  capital gains......      (5.45)    (3.14)    (2.35)    (0.57)     (0.30)
                           -----------------------------------------------
Net asset value,
  end of period.....       $ 9.38    $21.64    $14.74    $14.29    $ 9.08
                           ===============================================

Class C Ratios/Supplemental Data

Total return ..........    -35.17%    73.38%    21.61%    65.37%   -10.97%
Net assets, end of
  period (in millions) ..    $459      $801      $425      $330      $198
Ratio of expenses to average
  net assets ...........     2.12%     2.11%     2.10%     2.13%     2.12%
Ratio of net investment loss
  to average net assets .   -0.81%    -0.90%    -0.90%    -1.12%    -0.27%
Portfolio turnover rate     47.85%    82.24%    51.41%    33.46%    37.20%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that
  Class B was combined with and redesignated as Class C, which had commenced operations  on October 4, 1999. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

SMALL CAP GROWTH FUND
For a Class Y share outstanding throughout each period[1]:

                                       For the fiscal year
                                         ended March 31,
                             -----------------------------------------------
                             2001      2000      1999      1998      1997
                             -----------------------------------------------

Class Y Per-Share Data
Net asset value,
  beginning of period ..     $22.65    $15.21    $14.55    $ 9.16   $10.52
                             ----------------------------------------------
Income (loss) from
  investment operations:
  Net investment income
    (loss).............      (0.20)    (0.15)     0.00     (0.03)     0.01
  Net realized and
    unrealized gain (loss)
    on investments ....      (6.86)    10.73      3.01      5.99     (1.07)
                            ----------------------------------------------
Total from investment
  operations ..........      (7.06)    10.58      3.01      5.96     (1.06)
                            ----------------------------------------------
Less distribution from
  capital gains .......      (5.45)    (3.14)    (2.35)    (0.57)    (0.30)
                            ----------------------------------------------
Net asset value,
  end of period .......     $10.14    $22.65    $15.21    $14.55    $ 9.16
                            ==============================================

Class Y Ratios/Supplemental Data

Total return ..........    -34.67%    74.71%    22.73%    66.78%   -10.37%
Net assets, end of
  period (in thousands)   $21,027   $16,770    $7,942      $633      $264
Ratio of expenses to average
  net assets ..........      1.30%     1.30%     1.18%     1.30%     1.17%
Ratio of net investment
  income (loss) to
  average net assets...     -0.02%    -0.09%     0.08%    -0.30%     0.31%
Portfolio turnover rate     47.85%    82.24%    51.41%    33.46%    37.20%

[1]Per-share amounts have been adjusted retroactively to reflect the 100%
  stock dividend effected June 26, 1998.

TAX-MANAGED EQUITY FUND
For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           6/30/00[1]
                                                               to
                                                            3/31/01
                                                           -----------
Class A Per-Share Data

Net asset value, beginning of period .............             $10.00
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.00)
  Net realized and unrealized loss on investments               (2.81)
                                                               ------
Total from investment operations .................              (2.81)
                                                               ------
Less distributions:
  From net investment income ....................               (0.00)
  From capital gains ............................               (0.00)
                                                               ------
Total distributions ..............................              (0.00)
                                                               ------
Net asset value, end of period ...................             $ 7.19
                                                               ======
Class A Ratios/Supplemental Data

Total return[2] ..................................            -28.10%
Net assets, end of period (in millions) ..........                $4
Ratio of expenses to average net assets
  including voluntary expense waiver .............              1.27%[3]
Ratio of net investment loss to average
  net assets including voluntary expense waiver...             -0.09%[3]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              1.80%[3]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver...             -0.62%[3]
Portfolio turnover rate ..........................             73.46%

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

TAX-MANAGED EQUITY FUND
For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/13/00[1]
                                                               to
                                                            3/31/01
                                                           -----------
Class B Per-Share Data

Net asset value, beginning of period .............             $10.06
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.05)
  Net realized and unrealized loss on investments               (2.89)
                                                               ------
Total from investment operations .................              (2.94)
                                                               ------
Less distributions:
  From net investment income ....................               (0.00)
  From capital gains ............................               (0.00)
                                                               ------
  Total distributions ...........................               (0.00)
                                                               ------
Net asset value, end of period ...................             $ 7.12
                                                               ======
Class B Ratios/Supplemental Data

Total return .....................................            -29.22%
Net assets, end of period (in thousands) .........              $296
Ratio of expenses to average net assets
  including voluntary expense waiver .............              2.45%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver...             -1.74%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              3.48%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver...             -2.77%[2]
Portfolio turnover rate ..........................             73.46%

[1]Commencement of operations.
[2]Annualized.

TAX-MANAGED EQUITY FUND
For a Class C share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/6/00[1]
                                                               to
                                                            3/31/01
                                                           -----------
Class C Per-Share Data

Net asset value, beginning of period .............             $10.01
                                                               ------
Loss from investment operations:
  Net investment loss ...........................               (0.06)
  Net realized and unrealized loss on investments               (2.82)
                                                               ------
Total from investment operations .................              (2.88)
                                                               ------
Less distributions:
  From net investment income ....................               (0.00)
  From capital gains ............................               (0.00)
                                                               ------
  Total distributions ...........................               (0.00)
                                                               ------
Net asset value, end of period ...................             $ 7.13
                                                               ======
Class C Ratios/Supplemental Data

Total return .....................................            -28.77%
Net assets, end of period (in millions) ..........                $2
Ratio of expenses to average net assets
  including voluntary expense waiver .............              2.35%[2]
Ratio of net investment loss to average
  net assets including voluntary expense waiver...             -1.52%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver .............              3.34%[2]
Ratio of net investment loss to average
  net assets excluding voluntary expense waiver...             -2.50%[2]
Portfolio turnover rate ..........................             73.46%

[1]Commencement of operations.
[2]Annualized.

W&R FUNDS, INC.

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N. W.
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri 64106-2232

Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Shareholder Servicing Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

W&R FUNDS, INC.

You can get more information about each Fund in the --

* Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
* Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent
Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating  fee, by electronic request at publicinfo@sec.gov or from the SEC's Public
Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling  202-942-
8090.

The Funds' SEC file number is: 811-6569

[W&R Logo]

Waddell & Reed, Inc.
6300 Lamar Avenue, P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL
WRP4210(6-01)

Prospectus
June 28, 2001

W&R Funds, Inc.

FIXED INCOME AND MONEY MARKET FUNDS

High Income Fund
Limited-Term Bond Fund
Municipal Bond Fund
Money Market Fund

The Securities and Exchange Commission has not approved or disapproved the
Fund's securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

[Waddell Logo]

CONTENTS
3  An Overview of the Funds
3  High Income Fund
10 Limited-Term Bond Fund
16 Municipal Bond Fund
22 Money Market Fund
26 The Investment Principles of the Funds
32 Your Account
56 The Management of the Funds
59 Financial Highlights

AN OVERVIEW OF THE FUND

GOALS

W&R High Income Fund
seeks, as a primary goal, high current income. As a secondary goal, the Fund seeks capital growth when consistent with its primary goal.

Principal Strategies

High Income Fund seeks to achieve its goals by investing primarily in high-
yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are, in the judgment of Waddell & Reed Investment Management
Company (WRIMCO), the Fund's investment manager, consistent with the Fund's goals. The Fund invests primarily in lower quality bonds, commonly called junk bonds, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's Corporation (Moody's) or, if unrated, deemed by WRIMCO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds. As well, the Fund may invest in bonds of any maturity and in companies of any size.

The Fund may invest up to 20% of its total assets in common stock in order to seek capital growth. The Fund will emphasize a blend of value and growth in its selection of common stock. Value stocks are those whose earnings WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Fund.
These include an issuer's past, current and estimated future:
*  financial strength
*  cash flow
*  management
*  borrowing requirements
*  responsiveness to changes in interest rates and business conditions

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may sell a security if the competitive conditions of a particular industry have increased and it believes the Fund should, therefore, reduce its exposure to such industry. WRIMCO may also sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
Because High Income Fund owns different types of securities, a variety of factors can affect its investment performance, such as:
*  the credit quality, earnings performance and other conditions of the companies whose securities the Fund holds
*  the susceptibility of junk bonds to the risk of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds
*  an increase in interest rates, which may cause the value of bonds held by the Fund, especially bonds with longer maturities, to decline
*  the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries
*  changes in the maturities of bonds owned by the Fund
*  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
*  the skill of WRIMCO in evaluating and managing the interest rate and credit risks of the Fund's portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

High Income Fund is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the goal of income. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

High Income Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
*  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

*  The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for a full calendar year.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1998     3.64%
1999     4.83%
2000    -7.41%

In the period shown in the chart, the highest quarterly return was 6.82% (the first quarter of 1998) and the lowest quarterly return was -6.62% (the third quarter of 1998). The Class C return for the year through March 31, 2001 was
   4.75%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
   On March 24, 2000, that Class B was combined with and redesignated as Class
   C, which had commenced operations on October 4, 1999.

Average Annual Total Returns
as of December 31, 2000 (%).............   1 Year  Life of Class[2]
Class A Shares of
High Income Fund........................              -9.41%
Salomon Brothers High
Yield Market Index......................              -5.35%
Lipper High Current Yield
Funds Universe Average..................              -7.08%
Class B Shares of
High Income Fund........................              -9.37%
Salomon Brothers High
Yield Market Index......................              -5.35%
Lipper High Current Yield
Funds Universe Average..................              -7.08%
Class C Shares of
High Income Fund[1].....................   -7.41%      1.47%
Salomon Brothers High
Yield Market Index......................   -5.68%      1.10%
Lipper High Current Yield
Funds Universe Average..................   -8.38%     -0.95%
Class Y Shares of
High Income Fund........................   -6.84%     -0.32%
Salomon Brothers High
Yield Market Index......................   -5.68%     -2.04%
Lipper High Current Yield
Funds Universe Average..................   -8.38%     -2.56%

The index shown is a broad-based, securities market index that is unmanaged.
  The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.
[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
  The prior Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C.
  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.
[2]Since July 3, 2000 for Class A shares, July 18, 2000 for Class B shares,
  July 31, 1997 for Class C shares (based on the prior Class B shares) and
  December 30, 1998 for Class Y shares. Because Class A, Class B and Class Y commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from July 31, 2000, July 31, 2000, and
  December 31, 1998, respectively.

FEES AND EXPENSES

High Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from......      Class A   Class B Class C  Class Y
your investment)..............       Shares    Shares  Shares   Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)............       5.75%      None    None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of
lesser of amount invested
or redemption value)..........      None[2]      5%       1%      None

Annual Fund Operating Expenses
(expenses that are deducted...      Class A   Class B  Class C  Class Y
from Fund assets).............       Shares    Shares  Shares   Shares

Management Fees[3]............       0.63%     0.63%   0.63%     0.63%

Distribution and Service
(12b-1) Fees..................       0.25%     1.00%   1.00%     0.25%

Other Expenses[4].............       0.66%     0.72%   0.78%     0.72%

Total Annual Fund
Operating Expenses[4].........       1.54%     2.35%   2.41%     1.60%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.
[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:...........1 Year   3 Years   5 Years   10 Years
Class A Shares...............$723    $1,033    $1,366      $2,304
Class B Shares...............$638    $1,032    $1,353      $2,478[1]
Class C Shares...............$244     $ 751    $1,285      $2,746
Class Y Shares...............$163     $ 505     $ 871      $1,900

If shares are not redeemed
at end of period:...........1 Year   3 Years   5 Years   10 Years
Class A Shares...............$723    $1,033    $1,366      $2,304
Class B Shares...............$238     $ 732    $1,253      $2,478[1]
Class C Shares...............$244     $ 751    $1,285      $2,746
Class Y Shares...............$163     $ 505     $ 871      $1,900

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Limited-Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital.

Principal Strategies

Limited-Term Bond Fund seeks to achieve its goal by investing primarily in investment-grade debt securities (including bonds rated BBB and higher by S&P and Baa and higher by Moody's or, if unrated, judged by WRIMCO to be of comparable quality) of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Fund seeks to identify relative value opportunities between these sections of the fixed-income market. The Fund maintains a dollar-weighted average maturity of not less than two years and not more than five years. The Fund may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:
*  the security's current coupon
*  the maturity of the security
*  the relative value of the security
*  the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury)

*  prepayment risks for mortgage-backed securities and other debt securities with call provisions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
Because Limited-Term Bond Fund primarily owns different types of debt securities, a variety of factors can affect its investment performance, such as:
*  an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline
*  the credit quality, earnings performance and other conditions of the issuers whose securities the Fund holds
*  prepayment of higher-yielding bonds and mortgage-backed securities held by the Fund
*  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
*  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest
Limited-Term Bond Fund is designed for investors seeking a high level of current income consistent with preservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Limited-Term Bond Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
*  The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
*  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

*  The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1993     7.32%
1994    -3.04%
1995    12.39%
1996     3.04%
1997     5.64%
1998     5.36%
1999     0.43%
2000     7.17%

In the period shown in the chart, the highest quarterly return was 4.52% (the second quarter of 1995) and the lowest quarterly return was -1.99% (the first quarter of 1994). The Class C return for the year through March 31,
  2001, was 2.92%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
  On March 24, 2000, that Class B was combined with and redesignated as Class
  C, which had commenced operations on October 4, 1999.

Average Annual Total Returns
as of December 31, 2000 (%)................. 1 Year  5 Years  Life of Class[2]
Class A Shares of
Limited-Term Bond Fund............................                 -0.40%
Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index.........................                  4.01%
Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average.................                  3.60%
Class B Shares of
Limited-Term Bond Fund............................                 -0.46%
Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index.........................                  5.02%
Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average.................                  4.66%
Class C Shares of
Limited-Term Bond Fund[1]....................7.17%         4.30%    4.34%
Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index....................8.97%         6.09%    5.95%
Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average............8.27%         5.38%    5.46%
Class Y Shares of
Limited-Term Bond Fund.......................8.22%         5.17%    5.20%
Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index....................8.97%         6.09%    6.09%
Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average............8.27%         5.38%    5.38%

The index shown is a broad-based, securities market index that is unmanaged.
  The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
   The prior Class B's performance has been adjusted to reflect the current
   CDSC structure applicable to Class C. Accordingly, these returns reflect no
   CDSC since it only applies to Class C shares held for twelve months or less.
[2]Since August 17, 2000 for Class A shares, July 3, 2000 for Class B shares,
   September 21, 1992 for Class C shares (based on the prior Class B shares)
   and December 29, 1995 for Class Y shares. Because each class commenced operations
   on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from August 31, 2000, July 31, 2000, September 30, 1992, and
   December 31, 1995, respectively.

FEES AND EXPENSES

Limited-Term Bond Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from................Class A   Class B   Class C   Class Y
your investment).........................Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)........................4.25%      None      None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of
lesser of amount invested
or redemption value)......................None[2]        5%        1%    None

Annual Fund Operating Expenses
(expenses that are deducted.............Class A   Class B   Class C   Class Y
from Fund assets)........................Shares    Shares    Shares    Shares

Management Fees[3]........................0.50%     0.50%     0.50%     0.50%

Distribution and Service
(12b-1) Fees..............................0.25%     1.00%     1.00%     0.25%

Other Expenses[4].........................0.63%     0.75%     0.82%     0.59%

Total Annual Fund
Operating Expenses[4].....................1.38%     2.25%     2.32%     1.34%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.
[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:.......................1 Year   3 Years   5 Years 10 Years
Class A Shares...........................$560      $ 844    $1,150   $2,016
Class B Shares...........................$628     $1,004    $1,305   $2,365 [1]
Class C Shares...........................$235      $ 724    $1,240   $2,656
Class Y Shares...........................$136      $ 425     $ 734   $1,613
If shares are not redeemed
at end of period:......................1 Year    3 Years   5 Years 10 Years
Class A Shares...........................$560      $ 844    $1,150   $2,016
Class B Shares...........................$228      $ 704    $1,205   $2,365 [1]
Class C Shares...........................$235      $ 724    $1,240   $2,656
Class Y Shares...........................$136      $ 425     $ 734   $1,613

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Municipal Bond Fund seeks to provide income not subject to Federal income tax.

Principal Strategies

Municipal Bond Fund seeks to achieve its goal by investing primarily in tax-
exempt municipal bonds, mainly of investment grade. The Fund may invest in bonds of any maturity. Municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion of the Fund's municipal bond interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT), up to 40% of the dividends paid to shareholders.

The Fund diversifies its holdings among two main types of municipal bonds:
*  general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

*  revenue bonds, which are payable only from specific sources, such as the revenue from a particular project or a special tax. Revenue bonds include certain private activity bonds (PABs) that finance privately operated facilities

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:
*  the security's current coupon
*  the maturity of the security
*  the relative value of the security
*  the creditworthiness of the particular issuer or of the private company involved
*  the structure of the security, including whether it has a put or a call feature

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Municipal Bond Fund primarily owns fixed income securities issued by municipal authorities, a variety of factors can affect its investment performance, such as:

*  an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline
*  prepayment of asset-backed securities or mortgage-backed securities
   (extraordinary call risk)
*  prepayment of higher-yielding bonds held by the Fund (optional call risk)
*  changes in the maturities of bonds owned by the Fund
*  the credit quality of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects
*  the local economic, political or regulatory environment affecting bonds owned by the Fund
*  failure of a bond's interest to qualify as tax-exempt
*  legislation affecting the tax status of municipal bond interest
*  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
*  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

A significant portion of the Fund's dividends attributable to municipal bond interest may subject investors to the AMT; this would have the effect of reducing the Fund's return to any such investor.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest
Municipal Bond Fund is designed for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Municipal Bond Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
*  The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
*  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

*  The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]

1993    13.73%
1994    -8.83%
1995    19.14%
1996     3.53%
1997     9.17%
1998     5.12%
1999    -7.04%
2000     7.63%

In the period shown in the chart, the highest quarterly return was 8.36% (the first quarter of 1995) and the lowest quarterly return was -7.14% (the first quarter of 1994). The Class C return for the year through March 31, 2001 was
  2.02%.
[1]The returns shown are based on the performance of the Fund's prior Class B.
  On March 24, 2000, that Class B was combined with and redesignated as Class
  C, which had commenced operations on October 4, 1999.

Average Annual Total Returns
as of December 31, 2000 (%)...........  1 Year  5 Years Life of Class[2]
Class A Shares of
Municipal Bond Fund...................                     -2.51%
Lehman Brothers Municipal
Bond Index............................                      4.37%
Lipper General Municipal
Debt Funds Universe Average...........                      4.29%
Class B Shares of
Municipal Bond Fund...................                     -1.74%
Lehman Brothers Municipal
Bond Index............................                      3.83%
Lipper General Municipal
Debt Funds Universe Average...........                      3.64%
Class C Shares of
Municipal Bond Fund[1]................7.63%      3.52%      5.02%
Lehman Brothers Municipal
Bond Index............................11.69%     5.84%      6.58%
Lipper General Municipal
Debt Funds Universe Average...........10.83%     4.65%      5.74%
Class Y Shares of
Municipal Bond Fund...................8.39%                 0.85%
Lehman Brothers Municipal
Bond Index............................11.69%                4.59%
Lipper General Municipal Bond
Debt Funds Universe Average...........10.83%                2.87%

The index shown is a broad-based, securities market index that is unmanaged.
   The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
   The prior Class B's performance has been adjusted to reflect the current
   CDSC structure applicable to Class C. Accordingly, these returns reflect no
   CDSC since it only applies to Class C shares held for twelve months or less.
[2]Since September 15, 2000 for Class A shares, August 8, 2000 for Class B shares, September 21, 1992 for Class C shares (based on the prior Class B shares) and December 30, 1998 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 2000, August 31, 2000,
   September 30, 1992 and December 31, 1998, respectively.

FEES AND EXPENSES

Municipal Bond Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from................Class A  Class B   Class C   Class Y
your investment).........................Shares   Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)........................4.25%     None      None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of
lesser of amount invested
or redemption value)....................None[2]       5%        1%      None

Annual Fund Operating Expenses[3]
(expenses that are deducted.............Class A  Class B   Class C   Class Y
from Fund assets)........................Shares   Shares    Shares    Shares

Management Fees...........................0.53%    0.53%     0.53%     0.53%

Distribution and Service
(12b-1) Fees..............................0.25%    1.00%     1.00%     0.25%

Other Expenses............................0.41%    1.35%     0.61%     0.72%

Total Annual Fund
Operating Expenses........................1.19%    2.88%     2.14%     1.50%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:....................1 Year   3 Years  5 Years  10 Years
Class A Shares.........................$541     $ 786   $1,050   $1,804
Class B Shares.........................$691    $1,191   $1,618   $2,796 [1]
Class C Shares.........................$217     $ 670   $1,149   $2,472
Class Y Shares.........................$153     $ 474    $ 818   $1,791
If shares are not redeemed
at end of period:....................1 Year   3 Years  5 Years  10 Years
Class A Shares.........................$541     $ 786   $1,050   $1,804
Class B Shares.........................$291     $ 891   $1,518   $2,796 [1]
Class C Shares.........................$217     $ 670   $1,149   $2,472
Class Y Shares.........................$153     $ 474    $ 818   $1,791

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Money Market Fund seeks maximum current income consistent with stability of principal.

Principal Strategies
Money Market Fund seeks to achieve its goal by investing in U.S. dollar-
denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated A-1 or A-2 by S&P or Prime-
1 or Prime-2 by Moody's, or if unrated, will be of comparable quality as determined by WRIMCO. The Fund seeks, as well, to maintain a net asset value
(NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Fund
Because Money Market Fund owns different types of money market obligations and instruments, a variety of factors can affect its investment performance, such as:
*  an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline
*  the credit quality and other conditions of the issuers whose securities the
   Fund holds
*  adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
*  the skill of WRIMCO in evaluating and managing the interest rate and credit risks of the Fund

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest
Money Market Fund is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Money Market Fund
The Fund has not been in operation for a full calendar year, therefore no performance information is included in this prospectus.

FEES AND EXPENSES

Money Market Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from......      Class A    Class B  Class C
your investment)..............       Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)............        None      None       None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of
lesser of amount invested
or redemption value)..........        None       5%          1%

Annual Fund Operating Expenses
(expenses that are deducted...      Class A    Class B  Class C
from Fund assets).............       Shares    Shares    Shares

Management Fees[2]............       0.40%      0.40%     0.40%

Distribution and Service
(12b-1) Fees..................        None      1.00%     1.00%

Other Expenses[3].............       1.00%      1.31%     1.06%

Total Annual Fund
Operating Expenses[3].........       1.40%      2.71%     2.46%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
[2]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:.....1 Year    3 Years
Class A Shares................................$142      $ 442
Class B Shares................................$674     $1,140
Class C Shares................................$250      $ 768

If shares are not redeemed at end of period:.1 Year    3 Years
Class A Shares................................$142      $ 442
Class B Shares................................$274      $ 840
Class C Shares................................$250      $ 768

THE INVESTMENT PRINCIPLES OF THE FUNDS

Investment Goals, Principal Strategies and Other Investments

W&R High Income Fund
The primary goal of High Income Fund is to earn a high level of current income.
As a secondary goal, the Fund seeks capital growth when consistent with its primary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of WRIMCO, consistent with the Fund's goals. There is no guarantee that the Fund will achieve its goals.

The Fund primarily owns debt securities; however, it may also own, to a lesser degree, preferred stock, common stock and convertible securities. In general, the high income that the Fund seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality. Lower-
quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund will normally invest at least 65% of its total assets to seek a high level of current income. The Fund limits its acquisition of common stock so that no more than 20% of its total assets will consist of common stock and no more than 10% of its total assets will consist of non-dividend-paying common stock.

The Fund may invest an unlimited amount of assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, it may take any one or more of the following steps with respect to the assets in the
Fund:
*  shorten the average maturity of the Fund's debt holdings
*  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
*  emphasize high-grade debt securities

By taking a temporary defensive position the Fund may not achieve its investment objectives. As an alternative to taking a temporary defensive position, or in order to more quickly participate in anticipated market changes or market conditions, the Fund may also invest in options and futures contracts.

W&R Limited-Term Bond Fund
The goal of Limited-Term Bond Fund is to provide a high level of current income consistent with preservation of capital. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of investment-grade, limited-
term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers, including U.S. Government securities, which are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, collateralized mortgage obligations and other asset-backed securities. The Fund will invest at least 65% of its total assets in bonds.
There is no guarantee that the Fund will achieve its goal.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by WRIMCO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate. The Fund may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stock in certain circumstances.

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:
*  shorten the average maturity of the Fund's portfolio
*  hold short-term investments, cash or cash equivalents
*  emphasize debt securities of a higher quality than those the Fund would ordinarily hold
*  invest in convertible preferred stock

By taking a temporary defensive position the Fund may not achieve its investment objective.

W&R Municipal Bond Fund
The goal of Municipal Bond Fund is to provide income that is not subject to
Federal income tax. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of municipal bonds. There is no guarantee that the
Fund will achieve its goal.

As used in this Prospectus, municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The
Fund and WRIMCO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer's obligations is excludable from gross income for Federal income tax purposes. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects or a special tax or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

At least 80% of the Fund's net assets will be invested, during normal market conditions, in municipal bonds of investment grade.

The Fund may invest up to 10% of its total assets in taxable debt securities other than municipal bonds. These must be either:
*  U.S. Government securities
*  obligations of domestic banks and certain savings and loan associations
*  commercial paper rated at least A by S&P or Moody's
*  any of the foregoing obligations subject to repurchase agreements

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:
*  shorten the average maturity of the Fund's portfolio
*  hold taxable obligations, subject to the limitations stated above
*  emphasize debt securities of a higher quality than those the Fund would ordinarily hold
*  hedge exposure to interest rate risk by investing in futures contracts and options on futures contracts

By taking a defensive position, the Fund may not achieve its investment objective.

W&R Money Market Fund
The goal of Money Market Fund is maximum current income consistent with stability of principal. The Fund seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940
(Rule 2a-7). There is no guarantee that the Fund will achieve its goal.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:
*  U.S. government obligations (including obligations of U.S. government agencies and instrumentalities)
*  bank obligations and instruments secured by bank obligations, such as letters of credit
*  commercial paper
*  corporate debt obligations, including variable amount master demand notes
*  Canadian government obligations
*  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a by corporation in whose commercial paper the Fund may invest

The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least
$500 million, and instruments secured by any such obligations.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:
*  the credit quality of the particular issuer or guarantor of the security
*  the maturity of the security
*  the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

All Funds
Each Fund may also invest in and use certain other types of instruments in seeking to achieve its goal(s). For example, each Fund (other than W&R Money
Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.
At this time, each Fund has limited, if any, exposure to derivative investments.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in the Statement of
Additional Information (SAI).

Risk Considerations of Principal Strategies and Other Investments
Risks exist in any investment. Each Fund is subject to market risk, financial risk, and, in some cases, prepayment risk.
*  Market risk is the possibility of a change in the price of the security because of market factors including changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Fund (other than
   W&R Money Market Fund) will likely change as well.

*  Financial risk is based on the financial situation of the issuer of the security. For an investment in a debt security, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests. To the extent a Fund invests in equity securities, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock.

*  Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of a Fund's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds.
Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

For PABs in which W&R Municipal Bond Fund may invest, credit quality is generally dependent on the credit standing of the company involved. To the extent that this Fund invests in municipal bonds the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area, the Fund may be more susceptible to the risks associated with economic, political or regulatory occurrences that might adversely affect particular projects or areas. You will find more information in the SAI about the types of projects underlying the municipal bonds in which W&R Municipal Bond Fund may invest from time to time and a discussion of the risks associated with such projects.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news.
Performance will also depend on WRIMCO's skill in selecting investments.

YOUR ACCOUNT

Choosing a Share Class
Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y
(W&R Money Market Fund does not offer Class Y). Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time,
Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years).
Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a
Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A                   Class B                     Class C
Initial sales charge      No initial sales charge     No initial sales charge

No deferred sales         Deferred sales charge on    A 1% deferred sales
charge[1]                 shares you sell within      charge on shares you
                          six years after purchase    sell within twelve
                                                      months after purchase

Maximum distribution      Maximum distribution        Maximum distribution
and service (12b-1)       and service (12b-1) fees    and service (12b-1)
fees of 0.25%             of 1.00%                    fees of 1.00%

For an investment of      Converts to Class A shares  Does not convert to
$2 million or more,       8 years after the month     Class A shares, so
only Class A shares       in which the shares were    annual expenses do
are available             purchased, thus reducing    not decrease
                          future annual expenses

                          For an investment of $300,000
                          or more, your financial
                          advisor typically will
                          recommend purchase of
                          Class A shares due to a
                          reduced sales charge and
                          lower annual expenses

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

General Comparison of Class A, Class B and Class C Shares
W&R Money Market Fund

Class A                  Class B                     Class C

No initial sales charge  No initial sales charge     No initial sales charge

Funds Plus Service       Funds Plus Service          Funds Plus Service
optional                 required for direct         required for direct
                         investment                  investment

                         Deferred sales charge       A 1% deferred sales
                         on shares you sell          charge on shares you
                         within six years            sell within twelve
                         after purchase              months after purchase

No distribution and      Maximum distribution        Maximum distribution
service (12b-1) fees     and service (12b-1) fees    and service (12b-1) fees
                         of 1.00%                    of 1.00%

For an investment of     Converts to Class A shares  Does not convert to
$2 million or more       8 years after the month     Class A shares, so
only Class A shares      in which the shares were    annual expenses do
are available            purchased, thus reducing    not decrease
                         future annual expenses

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule
12b-1 under the Investment Company Act of 1940 (Rule 12b-1) for each of its
Class A (except W&R Money Market Fund Class A), Class B, Class C and Class Y
shares. Under the Class A Plan, each Fund may pay Waddell & Reed, Inc. (Waddell
& Reed) a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate Waddell & Reed for the amounts it spends for, either directly or through third parties, distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class
C Plan, each Fund may pay Waddell & Reed a fee of up to 0.75%, on an annual basis, of the average daily net assets of the shares of the class to compensate
Waddell & Reed for, either directly or through third parties, distributing the shares of that class and a fee of up to 0.25%, on an annual basis, of the average daily net assets of the shares of that class to compensate Waddell &
Reed for, either directly or through third parties, providing service to shareholders of that class and/or maintaining shareholder accounts for that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid to Waddell & Reed by any Fund if, and to the extent that, the aggregate of the distribution fees paid by the Fund and the deferred sales charges received by Waddell & Reed with respect to the Fund's Class B or Class
C shares would exceed the maximum amount of such charges that Waddell & Reed is permitted to receive under NASD rules as then in effect.

Under the Class Y Plan, each Fund may pay Waddell & Reed a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate Waddell & Reed for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to
Class Y shareholders and/or maintaining Class Y shareholder accounts.

Because the Plan fees are paid out of the assets of the applicable class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares (except Class A shares of W&R Money Market Fund) are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

High Income

Size of Purchase
                                                   Sales Charge   Reallowance
                                                    as Approx.    to Dealers
                                     Sales Charge   Percent of    as Percent
                                    as Percent of     Amount      of Offering
                                    Offering Price   Invested        Price
Under $100,000........................      5.75%      6.10%         5.00%
$100,000 to less than $200,000........      4.75       4.99          4.00
$200,000 to less than $300,000........      3.50       3.63          2.80
$300,000 to less than $500,000........      2.50       2.56          2.00
$500,000 to less than $1,000,000......      1.50       1.52          1.20
$1,000,000 to less than $2,000,000....      1.00       1.01          0.75
$2,000,000 and over...................      0.00[1]    0.00[1]       0.50

Limited-Term Bond Fund
Municipal Bond Fund

Size of Purchase
                                                   Sales Charge   Reallowance
                                                    as Approx.    to Dealers
                                     Sales Charge   Percent of    as Percent
                                    as Percent of     Amount      of Offering
                                    Offering Price   Invested        Price
Under $100,000........................      4.25%      4.44%         3.60%
$100,000 to less than $300,000........      3.25       3.36          2.75
$300,000 to less than $500,000........      2.50       2.56          2.00
$500,000 to less than $1,000,000......      1.50       1.52          1.20
$1,000,000 to less than $2,000,000....      1.00       1.01          0.75
$2,000,000 and over...................      0.00[1]    0.00[1]       0.50

[1]No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a 1% CDSC on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

Waddell & Reed and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed and its affiliates may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the funds in W&R
  Funds, Inc. and/or Waddell & Reed Advisors Funds, except Class A shares of
  W&R Money Market Fund, Waddell & Reed Advisors Cash Management or Waddell &
  Reed Advisors Municipal Money Market Fund, unless acquired by exchange for
  Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of
  Class A shares already held (Rights of Accumulation)
* Grouping all purchases of Class A shares of W&R Funds, Inc. and/or Class A shares of Waddell & Reed Advisors Funds, except shares of W&R Money Market
  Fund, Waddell & Reed Advisors Cash Management or Waddell & Reed Advisors
  Municipal Money Market Fund, made during a thirteen-month period (Letter of
  Intent)

* Grouping purchases by certain related persons

Additional information and applicable forms are available from your financial advisor.

Waivers for Certain Investors

Class A shares may be purchased at NAV by:
* The Directors and officers of the Fund or of any affiliated entity of
  Waddell & Reed, employees of Waddell & Reed, employees of its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* Until December 31, 2001, clients of Legend Equities Corporation (Legend) if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R
  Funds, Inc. and the purchase is made within 60 days of such redemption
* Retirement plan accounts held in the Waddell & Reed Advisors Retirement
  Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs
* Direct Rollovers from the Waddell & Reed Advisors Retirement Plan
* Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records

You will find more information in the SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to
Waddell & Reed, as further described below. The purpose of the CDSC is to compensate Waddell & Reed for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with certain Class A investments. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of
$1,027, absent different instructions.

Class B shares are not subject to an initial sales charge when you buy them.
However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares
(which have lower ongoing expenses). Class B shares automatically convert to
Class A shares eight years after the end of the calendar month in which the shares were purchased, including all shares acquired by reinvested dividends and distributions during this period. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC indicated below.

Contingent Deferred Sales Charge
on Shares Sold Within Year     As % of Amount Subject to Charge
           1                              5.0%
           2                              4.0%
           3                              3.0%
           4                              3.0%
           5                              2.0%
           6                              1.0%
           7+                             0.0%

In the table, a year is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on July 14, 2001, then redeems all Class B shares on July 12, 2002, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets.
Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

The CDSC will not apply in the following circumstances:
*  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to
   Waddell & Reed
*  redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper
*  redemptions of shares purchased by current or retired Directors of the Fund,
   Directors of affiliated companies, current or retired officers or employees of the Fund, WRIMCO, Waddell & Reed or their affiliated companies, financial advisors of Waddell & Reed and its affiliates, and by members of the immediate families of such persons
*  redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)
*  redemptions of which the proceeds are reinvested in shares (must be reinvested in the same class as that which was redeemed) of the Fund within
   45 days after such redemption
*  the exercise of certain exchange privileges
*  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of those shares is less than $500
*  redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization

These exceptions may be modified or eliminated by the Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's account, which requires certain notice.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual
12b-1 distribution and/or service fee of up to 0.25% of average net assets.
Class Y shares are only available for purchase by:
*  participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k)
   plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan
*  banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services
*  government entities or authorities and corporations whose investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services
*  certain retirement plans and trusts for employees and financial advisors of
   Waddell & Reed and its affiliates

Ways to Set Up Your Account
The different ways to set up (register) your account are listed below.

Individual or Joint Tenants
For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization
For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans
To shelter your savings from income taxes
Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education IRAs) may be tax-deductible.
*  Individual Retirement Accounts (IRAs) allow certain individuals under age 70
   1/2, with earned income, to invest up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is
   $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the tax year.
*  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
*  Roth IRAs allow certain individuals to make nondeductible contributions up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
*  Education IRAs are established for the benefit of a minor, with nondeductible contributions up to $500* per taxable year, and permit tax-
    free withdrawals to pay the higher education expenses of the beneficiary.
*  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a profit sharing plan, but with fewer administrative requirements.
*  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be
   established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.
*  Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.
*  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.
*  403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.
*  457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.
*Note: These limits will increase for years after 2001.

Gifts or Transfers to a Minor
To invest for a child's education or other future needs
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts
to Minors Act (UGMA).

Trust
For money being invested by a trust
The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your financial advisor for the form.

Buying Shares
You may buy shares of each of the Funds through Waddell & Reed and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

To purchase any class of shares by check, make your check payable to Waddell &
Reed, Inc. Mail the check, along with your completed application, to:
Waddell & Reed, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To purchase Class Y shares (and Class A shares of W&R Money Market Fund) by wire, you must first obtain an account number by calling 800-532-2783, then mail a completed application to Waddell & Reed at the above address, or fax it to 800-532-2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number
101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-
dealers, banks and other third parties, some of which may charge you a fee.
These firms may have additional requirements regarding the purchase of Class Y shares.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the tables.

In the calculation of a Fund's NAV:
*  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
*  Bonds are generally valued according to prices quoted by an independent pricing service.
*  Short-term debt securities are valued at amortized cost, which approximates market value.
*  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its NAVs as of the close of business of the
NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed.
Consequently, the NAV of such Fund shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the Board of
Directors.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

*  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
*  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in Waddell & Reed Advisors Funds and/or W&R
   Funds, Inc., the payment may be delayed for up to ten days to ensure that your previous investment has cleared.

*  If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third-party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

When you sign your account application, you will be asked to certify that your
Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the
Internal Revenue Service.

Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering shares of the Funds for purchase.

Minimum Investments

For Class A, Class B and Class C:
To Open an Account...............................$500 (per Fund)
For certain exchanges............................$100 (per Fund)
For certain retirement accounts and accounts
opened with Automatic Investment Service..........$50 (per Fund)
For certain retirement accounts and accounts opened
through payroll deductions for or by employees of
WRIMCO, Waddell & Reed and their affiliates.......$25 (per Fund)
To Add to an Account..................................Any amount
For certain exchanges............................$100 (per Fund)
For Automatic Investment Service..................$25 (per Fund)
For Class Y:
To Open an Account
For a government entity or authority ................$10 million or for a corporation................(within first twelve months)
For other investors...................................Any amount
To Add to an Account..................................Any amount

Adding to Your Account
Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, along with:
*  the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or
*  a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your Class Y account (or Class A account of W&R Money Market Fund) by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive
Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares
You can arrange to take money out of your Fund account at any time by selling
(redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund)
is the NAV per share of that Fund class, subject to any CDSC applicable to
Class A, Class B or Class C shares.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:
*  the name on the account registration
*  the Fund's name
*  the Fund account number
*  the dollar amount or number, and the class, of shares to be redeemed
*  any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:
Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares (and Class A shares of W&R Money Market Fund) by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 800-532-2783, or fax your request to 800-532-
2784, and give your instructions to redeem your shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

To sell Class A shares of W&R Money Market Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with forms or checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more.

When you place an order to sell shares, your shares will be sold at the next
NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:
*  If more than one person owns the shares, each owner must sign the written request.
*  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund is able to verify that your purchase check has cleared and been honored.
*  Redemptions may be suspended or payment dates postponed on days when the
   NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.
*  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of
   Directors determines that conditions exist making cash payments undesirable.
   A Fund is obligated to redeem shares solely in cash up to the lesser of
   $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

*  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable class subject to any applicable CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Special Requirements for Selling Shares
Account Type            Special Requirements
Individual or           The written instructions must be signed by all
Joint Tenant            persons required to sign for transactions, exactly
                       as their names appear on the account.
Sole Proprietorship     The written instructions must be signed by the
                       individual owner of the business.
UGMA, UTMA              The custodian must sign the written instructions
                       indicating capacity as custodian.
Retirement Account      The written instructions must be signed by a
                       properly authorized person.
Trust                   The trustee must sign the written instructions
                       indicating capacity as trustee. If the trustee's name
                       is not in the account registration, provide a
                       currently certified copy of the trust document.
Business or Organization
                       At least one person authorized by corporate
                       resolution to act on the account must sign the
                       written instructions.
Conservator, Guardian   The written instructions must be signed by the
or Other Fiduciary      person properly authorized by court order to act
                       in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:
*  a redemption request made by a corporation, partnership or fiduciary
*  a redemption request made by someone other than the owner of record
*  the check is made payable to someone other than the owner of record

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The Funds reserve the right to redeem at NAV all shares of a Fund account having an aggregate NAV of less than $500 or less than $250 for W&R Money
Market Fund. The Fund will provide you notice of its intention to redeem your shares and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares of that Fund to $500 or $250 for W&R Money Market Fund. For Class B or Class C shares, these redemptions are not subject to the deferred sales charge. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces. W&R Money Market
Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts.

You may reinvest in a Fund, without charge, all or part of the amount of Class
A shares you redeemed by sending to that Fund the amount you want to reinvest.
The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with Class A shares of a
Fund.

The CDSC will not apply to the proceeds of Class A (if applicable), Class B or
Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 45 days after such redemption. Waddell & Reed will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A, Class B and Class C shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested in shares of any of the Funds in which the plan may invest.

Telephone Transactions
The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services
Waddell & Reed provides a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service.
Additionally, a toll-free call, 888-WADDELL, connects you to a Client Services
Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or you may access our web site, www.waddell.com, to:
*  obtain information about your accounts
*  obtain price information about other funds in W&R Funds, Inc. or Waddell &
   Reed Advisors Funds
*  obtain a Fund's current prospectus
*  request duplicate statements

Reports
Statements and reports sent to you include the following:
*  confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)
*  year-to-date statements (quarterly)
*  annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for Client
Services if you need additional copies of annual or semiannual reports or account information.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same class of any of the Funds within W&R Funds, Inc. or of the same class of any of the Funds within Waddell & Reed Advisors Funds without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B shares or Class C shares. For Class B and Class C shares and
Class A shares to which the CDSC would otherwise apply, the time period for the
CDSC will continue to run. You may sell your Class Y shares of any of the Funds and buy Class Y shares of another Fund or Class A shares of W&R Money Market
Fund.

You may exchange any Class A shares of W&R Limited-Term Bond and W&R Municipal
Bond Funds that you have held for at least six months and any Class A shares of these Funds acquired as payment of a dividend or distribution for Class A shares of any other Fund in W&R Funds, Inc. You may exchange any Class A shares of W&R Limited-Term Bond and W&R Municipal Bond Funds that you have held for less than six months only for Class A shares of W&R Limited-Term Bond, W&R
Municipal Bond and W&R Money Market Funds.

Exchanges may only be made into funds which are legally permitted for sale in the state of residence of the investor. Note that exchanges out of the Funds may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

The Funds reserve the right to terminate or modify these exchange privileges at any time as discussed in the SAI.

Automatic Transactions for Class A, Class B and Class C Shareholders
Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account
       Minimum Amount              Minimum Frequency
       $25 (per Fund)              Monthly

Funds Plus Service
To move money from W&R Money Market Fund to another Fund in W&R Funds, Inc.
whether in the same or a different Fund account
       Minimum Amount              Minimum Frequency
       $100 (per Fund)             Monthly

Distributions and Taxes

Distributions
Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, High Income Fund, Limited-Term Bond Fund, Money Market Fund and
Municipal Bond Fund declare dividends from net investment income daily and pay them monthly. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1. Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes
As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. Dividends from a Fund's investment company taxable income (which includes net short-term gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income, whether received in cash or paid in additional Fund shares.
Distributions by W&R Municipal Bond Fund that are designated by it as exempt-
interest dividends generally may be excluded by you from your gross income.
Distributions of a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, a non-corporate shareholder's long-
term capital gains generally are taxed at a maximum rate of 20%. W&R Money
Market Fund does not expect to distribute any net capital gains.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the exempt-interest dividends paid by W&R Municipal Bond Fund is expected to be attributable to interest on certain bonds that must be treated by you as a tax preference item for purposes of calculating your liability, if any, for the AMT; the Fund anticipates such portion will not be more than 40%
of the dividends it will pay to its shareholders. W&R Municipal Bond Fund will provide you with information concerning the amount of distributions that is a tax preference item after the end of each calendar year. Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in the Fund.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisers before purchasing W&R Municipal Bond Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from
Federal income tax. For these purposes, the term substantial user is defined generally to include a non-exempt person who regularly uses, in trade or business, a part of a facility financed from the proceeds of PABs.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the AMT. None of the dividends paid by W&R Limited-Term Bond Fund, W&R Municipal Bond Fund or W&R
Money Market Fund are expected to be eligible for this deduction.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other Fund in
W&R Funds, Inc. or Waddell & Reed Advisors Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's
Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in W&R Funds, Inc. or Waddell & Reed Advisors Funds without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See Your Account -- Selling Shares. In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class)
at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares. This paragraph does not apply to transactions in shares of W&R Money Market Fund.

Interest on indebtedness incurred or continued to purchase or carry shares of
W&R Municipal Bond Fund will not be deductible for Federal income tax purposes to the extent that this Fund's distributions consist of exempt-interest dividends. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal bonds. If such a proposal were enacted, the availability of municipal bonds for investment by that Fund and the value of its portfolio would be affected. In that event, that Fund may decide to reevaluate its investment goal and policies.

Withholding. Each Fund, other than W&R Money Market Fund, must withhold at a specified rate (31% through August 5, 2001; 30.5% from August 6, 2001 through the end of 2001; 30.0% for 2002) of all dividends and capital gains distributions and redemption proceeds, and W&R Money Market Fund must withhold
31% of all dividends, payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. Exempt-interest dividends paid by W&R Municipal
Bond Fund may be subject to income taxation under state and local tax laws. The portion of the dividends paid by W&R Limited-Term Bond Fund and W&R Money
Market Fund (and, to a lesser extent, the other Funds) attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by a Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

Portfolio Management

The Funds are managed by WRIMCO, subject to the authority of the Board of
Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in W&R
Funds, Inc., Waddell & Reed Advisors Funds and W&R Target Funds, Inc. since the inception of each company.

Louise D. Rieke is primarily responsible for the management of the High Income
Fund. Ms. Rieke has held her Fund responsibilities since July 1997. She is
Senior Vice President of WRIMCO, Vice President of the Fund and Vice President
of other investment companies for which WRIMCO serves as investment manager.
From November 1985 to March 1998, Ms. Rieke was Vice President of, and a
portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Ms. Rieke has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since July 1986 and has been an employee of such since May 1971.

W. Patrick Sterner is primarily responsible for the management of the Limited-
Term Bond Fund. Mr. Sterner has held his Fund responsibilities since September
1992. He is Senior Vice President of WRIMCO, Vice President of the Fund and
Vice President of another investment company for which WRIMCO serves as investment manager. From August 1992 to March 1998, Mr. Sterner was Vice
President of, and a portfolio manager for, Waddell & Reed Asset Management
Company. He has been an employee of WRIMCO since August 1992.

Bryan J. Bailey is primarily responsible for the management of the Municipal
Bond Fund. Mr. Bailey has held his Fund responsibilities since June 2000. He is
Vice President of WRIMCO, Vice President of the Fund and Vice President of
another investment company for which WRIMCO serves as investment manager. Mr.
Bailey had served as the Assistant Portfolio Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since
July 1993.

Mira Stevovich is primarily responsible for the management of the Money Market
Fund. Ms. Stevovich has held her Fund responsibilities since the inception of the Fund. She is Vice President of WRIMCO, Vice President and Assistant
Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms.
Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Funds' investments.

Management Fee
Like all mutual funds, the Funds pay fees related to their daily operations.
Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

for High Income Fund, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.63% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Limited-Term Bond Fund, 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.50% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Municipal Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.53%; and

for Money Market Fund, 0.40% of annual net assets. Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended March 31,
2001 were 0.00% with the voluntary waiver, by WRIMCO, of management fee expenses.

WRIMCO has voluntarily agreed to waive its management fee for any day that a
Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

FINANCIAL HIGHLIGHTS
The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with each Fund's financial statements for the fiscal year ended March 31, 2001, is included in the SAI, which is available upon request.

HIGH INCOME FUND
For a Class A share outstanding throughout the period:

                                                             For the
                                                        period from
                                                          7/3/00[1]
                                                                 to
                                                            3/31/01
                                                            ---------

Class A Per-Share Data
Net asset value, beginning of period .............             $9.04
                                                                -----
Income (loss) from investment operations:
  Net investment income .........................               0.58
  Net realized and unrealized loss on investments              (0.50)
                                                                -----
Total from investment operations .................              0.08
                                                                -----
Less distributions:
  Declared from net investment income ...........              (0.58)
  From capital gains ............................              (0.00)
                                                                -----
Total distributions ..............................             (0.58)
                                                                -----
Net asset value, end of period ...................             $8.54
                                                                =====
Class A Ratios/Supplemental Data
Total return[2] ..................................              0.90%
Net assets, end of period (in thousands) .........             $442
Ratio of expenses to average net assets
including voluntary expense waiver ...............              1.05%[3]
Ratio of net investment income to average
net assets including voluntary expense waiver.....              9.01%[3]
Ratio of expenses to average net assets
excluding voluntary expense waiver ...............              1.42%[3]
Ratio of net investment income to average
net assets excluding voluntary expense waiver.....              8.64%[3]
Portfolio turnover rate ..........................            114.89%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

HIGH INCOME FUND
For a Class B share outstanding throughout the period:
                                                           For the
                                                       period from
                                                        7/18/00[1]
                                                                to
                                                           3/31/01
                                                          -----------

Class B Per-Share Data
Net asset value, beginning of period .............             $9.03
                                                                -----
Income (loss) from investment operations:
  Net investment income .........................               0.48
  Net realized and unrealized loss
     on investments .............................              (0.49)
                                                                -----
Total from investment operations .................             (0.01)
                                                                -----
Less distributions:
  Declared from net investment income ...........              (0.48)
  From capital gains ............................              (0.00)
                                                                -----
Total distributions ..............................             (0.48)
                                                                -----
Net asset value, end of period ...................             $8.54
                                                                -----
Class B Ratios/Supplemental Data
Total return .....................................              0.09%
Net assets, end of period (in millions) ..........             $1
Ratio of expenses to average net assets
including voluntary expense waiver ...............              1.85%[2]
Ratio of net investment income to average
net assets including voluntary expense waiver.....              8.30%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver ...............              2.50%[2]
Ratio of net investment income to average
net assets excluding voluntary expense waiver.....              7.65%[2]
Portfolio turnover rate ..........................            114.89%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

HIGH INCOME FUND
For a Class C share outstanding throughout each period[1]:
                                                                      For the
                                                                    period from
                                              For the fiscal year    7/31/97[2]
                                                 ended March 31,         to
                                               2001   2000    1999    3/31/98
-------------------------------------------------------------------------------

Class C Per-Share Data
Net asset value, beginning of period ..........$9.27   $9.94  $10.79    $10.00
                                             ---------------------------------
Income (loss) from investment operations:
  Net investment income ......................
                                               0.73    0.69    0.63      0.37
  Net realized and unrealized gain (loss)
  on investments .............................(0.73)  (0.67)  (0.82)     0.79
                                             ---------------------------------
Total from investment operations ..............
                                               0.00    0.02   (0.19)     1.16
                                             ---------------------------------
Less distributions:
  Declared from net investment income ........(0.73)  (0.69)  (0.63)    (0.37)
  From capital gains .........................(0.00)  (0.00)  (0.03)    (0.00)
                                             ---------------------------------
Total distributions ...........................(0.73)  (0.69)  (0.66)    (0.37)
                                             ---------------------------------
Net asset value, end of period ................$8.54   $9.27  $ 9.94    $10.79
                                             =================================
Class C Ratios/Supplemental Data
Total return ..................................0.18%    0.17%  -1.72%    11.77%
Net assets, end of period (in millions) ....... $19   $23     $25       $12
Ratio of expenses to average net assets
including voluntary expense waiver ............1.78%    2.17%   2.20%   2.52%[3]
Ratio of net investment income to
average net assets including voluntary
expense waiver.................................8.38%    7.16%   6.29%   5.98%[3]
Ratio of expenses to average net assets
excluding voluntary expense waiver ............2.41%    2.26%  --        --
Ratio of net investment income to
average net assets excluding voluntary
expense waiver.................................7.75%    7.07%  --        --
Portfolio turnover rate .......................114.89% 71.31%  50.98%    67.82%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on
  October 4, 1999.
[2]Commencement of operations.
[3]Annualized.

HIGH INCOME FUND
For a Class Y share outstanding throughout each period:
                                                       For the       For the
                                                    fiscal year     period from
                                                       ended        12/30/98[1]
                                                       March 31,          to
                                                     2001     2000    3/31/99

Class Y Per-Share Data
Net asset value, beginning of period ............. $9.27    $9.94      $9.97
                                             --------------------------------
Income (loss) from investment operations:
  Net investment income ..........................  0.78     0.77       0.20
  Net realized and unrealized gain                 (0.73)   (0.67)      0.00
  (loss) on investments
                                             --------------------------------
Total from investment operations .................. 0.05     0.10       0.20
                                             --------------------------------
Less distributions:
  Declared from net investment income ..........   (0.78)   (0.77)     (0.20)
  From capital gains ...........................   (0.00)   (0.00)     (0.03)
                                             --------------------------------
Total distributions .............................  (0.78)   (0.77)     (0.23)
                                             --------------------------------
Net asset value, end of period ................... $8.54    $9.27      $9.94
                                             ================================
Class Y Ratios/Supplemental Data
Total return ....................................  0.79%    0.94%      2.45%
Net assets, end of period (in thousands) .......... $12       $6         $6
Ratio of expenses to average net assets
including voluntary expense waiver ..............  1.20%    1.40%   0.26%[2]
Ratio of net investment income to average
net assets including voluntary expense waiver....  8.95%    7.85%   8.55%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver ..............  1.62%    1.46%         --
Ratio of net investment income to average
net assets excluding voluntary expense waiver....  8.52%    7.79%         --
Portfolio turnover rate .......................  114.89%   71.31%  50.98%[2]

[1]Commencement of operations.
[2]Annualized.

LIMITED-TERM BOND FUND
For a Class A share outstanding throughout the period:

                                                            For the
                                                       period from
                                                        8/17/00[1]
                                                                to
                                                           3/31/01
                                                         ------------

Class A Per-Share Data
Net asset value, beginning of period .............            $ 9.84
                                                                -----
Income from investment operations:
  Net investment income .........................               0.36
  Net realized and unrealized gain
     on investments .............................               0.33
                                                                -----
Total from investment operations .................              0.69
                                                                -----
Less distributions:
  Declared from net investment income ...........              (0.36)
  From capital gains ............................              (0.00)
                                                                -----
Total distributions ..............................             (0.36)
                                                                -----
Net asset value, end of period ...................            $10.17
                                                                =====
Class A Ratios/Supplemental Data
Total return[2] ..................................             7.01%
Net assets, end of period (in thousands) .........           $494
Ratio of expenses to average net assets
including voluntary expense waiver ...............              0.85%[3]
Ratio of net investment income to average
net assets including voluntary expense waiver.....              5.83%[3]
Ratio of expenses to average net assets
excluding voluntary expense waiver ...............              1.09%[3]
Ratio of net investment income to average
net assets excluding voluntary expense waiver.....              5.59%[3]
Portfolio turnover rate ..........................             16.10%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

LIMITED-TERM BOND FUND
For a Class B share outstanding throughout the period:

                                                            For the
                                                       period from
                                                         7/3/00[1]
                                                                to
                                                           3/31/01
                                                          -----------

Class B Per-Share Data
Net asset value, beginning of period .............            $ 9.80
                                                                -----
Income from investment operations:
  Net investment income .........................               0.36
  Net realized and unrealized gain on investments               0.37
                                                                -----
Total from investment operations .................              0.73
                                                                -----
Less distributions:
  Declared from net investment income ...........              (0.36)
  From capital gains ............................              (0.00)
                                                                -----
Total distributions ..............................             (0.36)
                                                                -----
Net asset value, end of period ...................            $10.17
                                                                =====
Class B Ratios/Supplemental Data
Total return .....................................              7.54%
Net assets, end of period (in thousands) .........           $425
Ratio of expenses to average net assets
including voluntary expense waiver ...............              1.81%[2]
Ratio of net investment income to average
net assets including voluntary expense waiver.....              4.91%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver ...............              2.33%[2]
Ratio of net investment income to average
net assets excluding voluntary expense waiver.....              4.39%[2]
Portfolio turnover rate ..........................             16.10%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

LIMITED-TERM BOND FUND
For a Class C share outstanding throughout each period[1]:

                                                  For the fiscal year
                                                   ended March 31,

                                        2001     2000    1999   1998   1997

Class C Per-Share Data
Net asset value, beginning of period  $ 9.76   $10.16  $10.14  $ 9.90 $10.00
                                        --------------------------------------
Income (loss) from
investment operations:
  Net investment income                 0.48     0.47    0.44    0.45   0.44
  Net realized and
  unrealized gain (loss)
  on investments                        0.41    (0.40)   0.02    0.24  (0.09)
                                        --------------------------------------
Total from investment operations        0.89     0.07    0.46    0.69   0.35
                                        --------------------------------------
Less distributions:
  Declared from net
  investment income                    (0.48)   (0.47)  (0.44)  (0.45) (0.44)
  From capital gains                   (0.00)   (0.00)  (0.00)  (0.00) (0.01)
                                        --------------------------------------
Total distributions                    (0.48)   (0.47)  (0.44)  (0.45) (0.45)
                                        --------------------------------------
Net asset value, end of period        $10.17   $ 9.76  $10.16  $10.14 $ 9.90
                                        ======================================
Class C Ratios/Supplemental Data
Total return                            9.48%    0.73%   4.65%   7.15%  3.52%
Net assets, end of
period (in millions)                  $18      $19     $21     $18    $18
Ratio of expenses to average
net assets including voluntary
expense waiver                          1.82%    1.81%   2.11%   2.12%  2.07%
Ratio of net investment income
to average net assets including
voluntary expense waiver                4.97%    4.75%   4.34%   4.52%  4.40%
Ratio of expenses to average
net assets excluding voluntary
expense waiver                          2.34%    2.19%  --      --     --
Ratio of net investment income
to average net assets excluding
voluntary expense waiver                4.44%    4.37%  --      --     --
Portfolio turnover rate                16.10%   37.02%  32.11%  27.37% 23.05%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on
  October 4, 1999.

LIMITED-TERM BOND FUND
For a Class Y share outstanding throughout each period:

                                                 For the fiscal year
                                                  ended March 31,
                                          ------------------------------------
                                        2001      2000   1999    1998   1997
-------------------------------------------------------------------------------

Class Y Per-Share Data
Net asset value, beginning of period ..  $ 9.76  $10.16  $10.14 $ 9.90  $10.00
                                        --------------------------------------
Income (loss) from
investment operations:
  Net investment income ................   0.59    0.57    0.53   0.53    0.52
  Net realized and
  unrealized gain (loss)
  on investments .......................   0.41  (0.40)    0.02   0.24  (0.09)
                                        --------------------------------------
Total from investment operations .......   1.00    0.17    0.55   0.77    0.43
                                        --------------------------------------
Less distributions:
  Declared from net
  investment income ..................    (0.59)  (0.57)  (0.53) (0.53)  (0.52)
  From capital gains .................    (0.00)  (0.00)  (0.00) (0.00)  (0.01)
                                        --------------------------------------
Total distributions ...................   (0.59)  (0.57)  (0.53) (0.53)  (0.53)
                                        --------------------------------------
Net asset value, end of period ........  $10.17  $ 9.76  $10.16 $10.14  $ 9.90
                                        ======================================
Class Y Ratios/Supplemental Data
Total return ..........................  10.56%   1.69%   5.60%  7.91%   4.33%
Net assets, end of
period (in thousands) .................  $1,836  $1,229    $263   $184    $105
Ratio of expenses to average
net assets including voluntary
expense waiver .........................  0.83%   0.69%   1.20%  1.32%   1.04%
Ratio of net investment income
to average net assets including
voluntary expense waiver................  5.95%   6.03%   5.25%  5.32%   5.62%
Ratio of expenses to average
net assets excluding voluntary
expense waiver .........................  1.07%   0.84%      --     --      --
Ratio of net investment income
to average net assets excluding
voluntary expense waiver................  5.71%   5.88%      --     --      --
Portfolio turnover rate ...............  16.10%  37.02%  32.11% 27.37%  23.05%

MUNICIPAL BOND FUND
For a Class A share outstanding throughout the period:

                                                            For the
                                                       period from
                                                        9/15/00[1]
                                                                to
                                                           3/31/01
                                                          -----------

Class A Per-Share Data
Net asset value, beginning of period ...............         $10.33
                                                             ------
Income from investment operations:
  Net investment income ...........................            0.26
  Net realized and unrealized gain on investments .            0.19
                                                              ------
Total from investment operations ...................           0.45
                                                              ------
Less distributions:
  Declared from net investment income .............           (0.26)
  From capital gains ..............................           (0.00)
                                                              ------
Total distributions ................................          (0.26)
                                                              ------
Net asset value, end of period .....................         $10.52
                                                              ======
Class A Ratios/Supplemental Data
Total return[2] ....................................           4.32%
Net assets, end of period (in millions) ............           $1
Ratio of expenses to average net assets ............           1.21%[3]
Ratio of net investment income to average net assets           4.69%[3]
Portfolio turnover rate ............................          34.78%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

MUNICIPAL BOND FUND
For a Class B share outstanding throughout the period:

                                                          For the
                                                     period from
                                                       8/8/00[1]
                                                              to
                                                         3/31/01
                                                        ----------

Class B Per-Share Data
Net asset value, beginning of period .............         $10.26
                                                            ------
Income from investment operations:
  Net investment income .........................            0.22
  Net realized and unrealized gain on investments            0.26
                                                            ------
Total from investment operations .................           0.48
                                                            ------
Less distributions:
  Declared from net investment income ...........           (0.22)
  From capital gains ............................           (0.00)
                                                           ------
Total distributions ..............................          (0.22)
                                                           ------
Net asset value, end of period ...................         $10.52
                                                            ======
Class B Ratios/Supplemental Data
Total return .....................................          4.66%
Net assets, end of period (in thousands) .........            $37
Ratio of expenses to average net assets ..........         2.82%[2]
Ratio of net investment income to average net assets       3.11%[2]
Portfolio turnover rate ..........................        34.78%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

MUNICIPAL BOND FUND
For a Class C share outstanding throughout each period[1]:

                                                   For the fiscal year
                                                    ended March 31,
                                           -----------------------------------
                                         2001     2000   1999    1998    1997
-------------------------------------------------------------------------------

Class C Per-Share Data
Net asset value, beginning of period .  $10.11   $11.24  $11.45  $10.74 $10.63
                                          ------------------------------------
Income (loss) from
investment operations:
  Net investment income ...............   0.40     0.42    0.42    0.44   0.45
  Net realized and
  unrealized gain (loss)
  on investments ......................   0.41   (1.11)    0.10    0.71   0.11
                                          ------------------------------------
Total from investment operations .......  0.81   (0.69)    0.52    1.15   0.56
                                          ------------------------------------
Less distributions:
  Declared from net
  investment income .................    (0.40)   (0.42)  (0.42)  (0.44) (0.45)
  From capital gains ................    (0.00)   (0.02)  (0.31)  (0.00) (0.00)
                                          ------------------------------------
Total distributions ................     (0.40)   (0.44)  (0.73)  (0.44) (0.45)
                                          ------------------------------------
Net asset value, end of period .......  $10.52   $10.11  $11.24  $11.45 $10.74
                                          ====================================
Class C Ratios/Supplemental Data
Total return ..........................  8.22%   -6.21%   4.64%  10.89%  5.32%
Net assets, end of
period (in millions) .................... $26      $28     $43     $40    $37
Ratio of expenses to
average net assets ....................  2.13%    1.98%   1.88%   1.89%  1.92%
Ratio of net investment
income to average net assets ..........  3.94%    3.94%   3.68%   3.94%  4.18%
Portfolio turnover rate ..............  34.78%   16.95%  41.53%  27.86% 34.72%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on
  October 4, 1999.

MUNICIPAL BOND FUND
For a Class Y share outstanding throughout each period:

                                 For the     For the
                                 fiscal      period    For   For the
                               year ended    from      the    fiscal For the
                               ---------- 12/30/98[3] period   year 12/29/95[1]
                                March 31,     to      ended    ended    to
                               2001  2000   3/31/99  6/23/97[2]3/31/97 3/31/96
Class Y Per-Share Data
Net asset value,
beginning of period ....... $10.11 $11.24   $11.58   $10.74   $10.63  $10.94
                              -----------------------------------------------
Income (loss) from
investment operations:
  Net investment income.....  0.47   0.48     0.13    0.10      0.52    0.12
  Net realized and
  unrealized gain (loss)
  on investments ...........  0.41  (1.11)   (0.03)   0.29      0.11   (0.31)
                               -----------------------------------------------
Total from investment
operations .................  0.88  (0.63)    0.10    0.39      0.63   (0.19)
                               -----------------------------------------------
Less distributions:
  Declared from net
  investment income .......  (0.47) (0.48)   (0.13)  (0.10)    (0.52)  (0.12)
  From capital gains ........(0.00) (0.02)   (0.31)  (0.00)    (0.00)  (0.00)
                               -----------------------------------------------
Total distributions ........ (0.47) (0.50)   (0.44)  (0.10)    (0.52)  (0.12)
                               -----------------------------------------------
Net asset value,
end of period ............. $10.52 $10.11   $11.24   $11.03   $10.74  $10.63
                               -----------------------------------------------
Class Y Ratios/Supplemental Data
Total return ............... 9.04% -5.69%    0.80%    3.22%    5.96%  -1.80%
Net assets, end of
period (in thousands)........ $2    $2       $2        $0      $1       $1
Ratio of expenses to
average net assets ..........1.47%  1.40%   1.00%[4] 4.95%[4]  1.28%   1.18%[4]
Ratio of net investment
income to average
net assets ..................4.61%  4.52%   4.40%[4]  4.12%[4]  4.83%  4.33%[4]
Portfolio turnover rate ....34.78% 16.95%  41.53%[4] 27.86%[4] 34.72% 42.02%[4]

[1]Initial commencement of operations.
[2]All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.
[3]Recommencement of operations.
[4]Annualized.

MONEY MARKET FUND
For a Class A share outstanding throughout the period:
                                                          For the
                                                        period from
                                                         6/30/00[1]
                                                              to
                                                          3/31/01
                                                         ----------

Class A Per-Share Data
Net asset value, beginning of period ..................    $1.00
                                                            -----
Net investment income .................................     0.0413
Less dividends declared................................    (0.0413)
                                                            -----
Net asset value, end of period ........................     $1.00
                                                            =====
Class A Ratios/Supplemental Data
Total return ..........................................      4.11%
Net assets, end of period (in millions) ...............      $5
Ratio of expenses to average net assets
including voluntary expense waiver ....................     0.92%[2]
Ratio of net investment income to average
net assets including voluntary expense waiver..........     5.49%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver ....................     1.18%[2]
Ratio of net investment income to average
net assets excluding voluntary expense waiver..........     5.23%[2]

[1]Commencement of operations.
[2]Annualized.

MONEY MARKET FUND
For a Class B share outstanding throughout the period:
                                                       For the
                                                    period from
                                                       7/12/00[1]
                                                           to
                                                       3/31/01
                                                      ----------

Class B Per-Share Data
Net asset value, beginning of period .............      $1.00
                                                        -----
Net investment income ............................       0.0299
Less dividends declared...........................      (0.0299)
                                                        -----
Net asset value, end of period ...................      $1.00
                                                        =====
Class B Ratios/Supplemental Data
Total return .....................................       2.97%
Net assets, end of period (in thousands) .........       $431
Ratio of expenses to average net assets
including voluntary expense waiver ...............       2.29%[2]
Ratio of net investment income to average
net assets including voluntary expense waiver.....       4.05%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver ...............       2.94%[2]
Ratio of net investment income to average
net assets excluding voluntary expense waiver.....       3.41%[2]

[1]Commencement of operations.
[2]Annualized.

MONEY MARKET FUND
For a Class C share outstanding throughout the period:
                                                        For the
                                                    period from
                                                      7/3/00[1]
                                                            to
                                                       3/31/01
                                                      ----------

Class C Per-Share Data
Net asset value, beginning of period .............      $1.00
                                                        -----
Net investment income ............................       0.0332
Less dividends declared...........................      (0.0332)
                                                        -----
Net asset value, end of period ...................      $1.00
                                                        =====
Class C Ratios/Supplemental Data
Total return .....................................       3.32%
Net assets, end of period (in millions) ..........       $10
Ratio of expenses to average net assets
including voluntary expense waiver ...............       1.98%[2]
Ratio of net investment income to average
net assets including voluntary expense waiver.....       4.34%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver ...............       2.54%[2]
Ratio of net investment income to average
net assets excluding voluntary expense waiver.....       3.78%[2]

[1]Commencement of operations.
[2]Annualized.

W&R FUNDS, INC.

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N. W.
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Shareholder Servicing Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

W&R FUNDS, INC.

You can get more information about each Fund in the --
*  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the
   Prospectus).
*  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the
Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public
Reference Room in Washington, D.C. You can find out about the operation of the
Public Reference Room and applicable copying charges by calling
202-942-8090.

The Funds' SEC file number is: 811-6569

Waddell & Reed Logo

Waddell & Reed, Inc.
6300 Lamar Avenue, P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL
WRP4100(6-01)

Prospectus
June 28, 2001

W&R Funds,Inc.

FIXED INCOME AND MONEY MARKET FUNDS
High Income Fund
Limited-Term Bond Fund
Municipal Bond Fund
Money Market Fund

The Securities and Exchange Commission has not approved or disapproved the
Fund's securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Waddell & Reed, Inc.

CONTENTS
  3     An Overview of the Funds
  3     High Income Fund
  10    Limited-Term Bond Fund
  16    Municipal Bond Fund
  22    Money Market Fund
  26    The Investment Principles of the Funds
  32    Your Account
  54    The Management of the Funds
  57    Financial Highlights

AN OVERVIEW OF THE FUND

GOALS

W&R High Income Fund
seeks, as a primary goal, high current income. As a secondary goal, the Fund seeks capital growth when consistent with its primary goal.

Principal Strategies

High Income Fund seeks to achieve its goals by investing primarily in high-
yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are, in the judgment of Waddell & Reed Investment Management
Company (WRIMCO), the Fund's investment manager, consistent with the Fund's goals. The Fund invests primarily in lower quality bonds, commonly called junk bonds, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's Corporation (Moody's) or, if unrated, deemed by WRIMCO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds. As well, the Fund may invest in bonds of any maturity and in companies of any size.

The Fund may invest up to 20% of its total assets in common stock in order to seek capital growth. The Fund will emphasize a blend of value and growth in its selection of common stock. Value stocks are those whose earnings WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Fund.
These include an issuer's past, current and estimated future:

*  financial strength

*  cash flow

*  management

*  borrowing requirements

*  responsiveness to changes in interest rates and business conditions

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may sell a security if the competitive conditions of a particular industry have increased and WRIMCO believes the Fund should, therefore, reduce its exposure to such industry.
WRIMCO may also sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because High Income Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

*  the credit quality, earnings performance and other conditions of the companies whose securities the Fund holds

*  the susceptibility of junk bonds to the risk of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds

*  an increase in interest rates, which may cause the value of bonds held by the Fund, especially bonds with longer maturities, to decline

*  the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

*  changes in the maturities of bonds owned by the Fund

*  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

*  the skill of WRIMCO in evaluating and managing the interest rate and credit risks of the Fund's portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

High Income Fund is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth where consistent with the goal of income. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

*  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

*  The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for a full calendar year.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1998      3.64%
1999      4.83%
2000     -7.41%

In the period shown in the chart, the highest quarterly return was 6.82% (the first quarter of 1998) and the lowest quarterly return was -6.62% (the third quarter of 1998). The Class C return for the year through March 31, 2001 was
4.75%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
  On March 24, 2000, that Class B was combined with and redesignated as Class
  C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

as of December 31, 2000 (%)..................     1 Year    Life of Class[2]

Class A Shares of High Income Fund...........                  -9.41%

Salomon Brothers High Yield Market Index.....                  -5.35%

Lipper High Current Yield Funds
Universe Average.............................                  -7.08%

Class B Shares of High Income Fund...........                  -9.37%

Salomon Brothers High Yield Market Index.....                  -5.35%

Lipper High Current Yield Funds
Universe Average.............................                  -7.08%

Class C Shares of High Income Fund[1]........     -7.41%        1.47%

Salomon Brothers High Yield Market Index.....     -5.68%        1.10%

Lipper High Current Yield Funds
Universe Average.............................     -8.38%       -0.95%

Class Y Shares of High Income Fund...........     -6.84%       -0.32%

Salomon Brothers High Yield Market Index.....     -5.68%       -2.04%

Lipper High Current Yield Funds
Universe Average.............................     -8.38%       -2.56%

The index shown is a broad-based, securities market index that is unmanaged.
The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
  The prior Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C.
  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since July 3, 2000 for Class A shares, July 18, 2000 for Class B shares,
  July 31, 1997 for Class C shares (based on the prior Class B shares) and
  December 30, 1998 for Class Y shares. Because Class A, Class B and Class Y commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from July 31, 2000, July 31, 2000, and
  December 31, 1998, respectively.

FEES AND EXPENSES

High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 5.75%     None      None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of
lesser of amount invested
or redemption value)              None[2]     5%        1%       None

Annual Fund Operating Expenses

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees[3]                 0.63%     0.63%     0.63%     0.63%

Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%

Other Expenses[4]                  0.66%     0.72%     0.78%     0.72%

Total Annual Fund
Operating Expenses[4]              1.54%     2.35%     2.41%     1.60%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $723     $1,033    $1,366    $2,304

Class B Shares                     $638     $1,032    $1,353     $2,478[1]

Class C Shares                     $244     $  751    $1,285    $2,746

Class Y Shares                     $163     $  505    $  871    $1,900

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $723     $1,033    $1,366    $2,304

Class B Shares                     $238     $  732    $1,253    $2,478[1]

Class C Shares                     $244     $  751    $1,285    $2,746

Class Y Shares                     $163     $  505    $  871    $1,900

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Limited-Term Bond Fund
seeks to provide a high level of current income consistent with preservation of capital.

Principal Strategies

Limited-Term Bond Fund seeks to achieve its goal by investing primarily in investment-grade debt securities (including bonds rated BBB and higher by S&P and Baa and higher by Moody's or, if unrated, judged by WRIMCO to be of comparable quality) of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Fund seeks to identify relative value opportunities between these sections of the fixed-income market. The Fund maintains a dollar-weighted average maturity of not less than two years and not more than five years. The Fund may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

*  the security's current coupon

*  the maturity of the security

*  the relative value of the security

*  the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury)

*  prepayment risks for mortgage-backed securities and other debt securities with call provisions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Limited-Term Bond Fund primarily owns different types of debt securities, a variety of factors can affect its investment performance, such as:

*  an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

*  the credit quality, earnings performance and other conditions of the issuers whose securities the Fund holds

*  prepayment of higher-yielding bonds and mortgage-backed securities held by the Fund

*  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

*  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Limited-Term Bond Fund is designed for investors seeking a high level of current income consistent with preservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Limited-Term Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

*  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

*  The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1993      7.32%
1994     -3.04%
1995     12.39%
1996      3.04%
1997      5.64%
1998      5.36%
1999      0.43%
2000      7.17%

In the period shown in the chart, the highest quarterly return was 4.52% (the second quarter of 1995) and the lowest quarterly return was -1.99% (the first quarter of 1994). The Class C return for the year through March 31, 2001, was
2.92%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
  On March 24, 2000, that Class B was combined with and redesignated as Class
  C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

as of December 31, 2000 (%).............   1 Year  5 Years  Life of Class[2]

Class A Shares of Limited-Term
Bond Fund...............................                          -0.40%

Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index...............                           4.01%

Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average.......                           3.60%

Class B Shares of Limited-Term
Bond Fund...............................                          -0.46%

Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index...............                           5.02%

Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average.......                           4.66%

Class C Shares of Limited-Term
Bond Fund[1]............................    7.17%      4.30%       4.34%

Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index...............    8.97%      6.09%       5.95%

Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average.......    8.27%      5.38%       5.46%

Class Y Shares of Limited-Term
Bond Fund...............................    8.22%      5.17%       5.20%

Salomon Brothers 1-5 Years
Treasury/Government
Sponsored/Corporate Index...............    8.97%      6.09%       6.09%

Lipper Short-Intermediate Investment
Grade Debt Funds Universe Average.......    8.27%      5.38%       5.38%

The index shown is a broad-based, securities market index that is unmanaged.
The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
  The prior Class B's performance has been adjusted to reflect the current
  CDSC structure applicable to Class C. Accordingly, these returns reflect no
  CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since August 17, 2000 for Class A shares, July 3, 2000 for Class B shares,
  September 21, 1992 for Class C shares (based on the prior Class B shares)
  and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from August 31, 2000, July 31, 2000, September 30,
  1992, and December 31, 1995, respectively.

FEES AND EXPENSES

Limited-Term Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                 4.25%     None      None      None

Maximum Deferred Sales
Charge (Load)[1]
(as a percentage of
lesser of amount invested
or redemption value)              None[2]     5%        1%       None

Annual Fund Operating Expenses

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees[3]                 0.50%     0.50%     0.50%     0.50%

Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%

Other Expenses[4]                  0.63%     0.75%     0.82%     0.59%

Total Annual Fund
Operating Expenses[4]              1.38%     2.25%     2.32%     1.34%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.
[4]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $560     $  844    $1,150    $2,016

Class B Shares                     $628     $1,004    $1,305    $2,365[1]

Class C Shares                     $235     $  724    $1,240    $2,656

Class Y Shares                     $136     $  425     $ 734    $1,613

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $560      $ 844    $1,150    $2,016

Class B Shares                     $228      $ 704    $1,205    $2,365[1]

Class C Shares                     $235      $ 724    $1,240    $2,656

Class Y Shares                     $136      $ 425    $  734    $1,613

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Municipal Bond Fund
seeks to provide income not subject to Federal income tax.

Principal Strategies

Municipal Bond Fund seeks to achieve its goal by investing primarily in tax-
exempt municipal bonds, mainly of investment grade. The Fund may invest in bonds of any maturity. Municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion of the Fund's municipal bond interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT), up to 40% of the dividends paid to shareholders.

The Fund diversifies its holdings among two main types of municipal bonds:

*  general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

*  revenue bonds, which are payable only from specific sources, such as the revenue from a particular project or a special tax. Revenue bonds include certain private activity bonds (PABs) that finance privately operated facilities

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

*  the security's current coupon

*  the maturity of the security

*  the relative value of the security

*  the creditworthiness of the particular issuer or of the private company involved

*  the structure of the security, including whether it has a put or a call feature

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Municipal Bond Fund primarily owns fixed income securities issued by municipal authorities, a variety of factors can affect its investment performance, such as:

*  an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline

*  prepayment of asset-backed securities or mortgage-backed securities
   (extraordinary call risk)

*  prepayment of higher-yielding bonds held by the Fund (optional call risk)

*  changes in the maturities of bonds owned by the Fund

*  the credit quality of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects

*  the local economic, political or regulatory environment affecting bonds owned by the Fund

*  failure of a bond's interest to qualify as tax-exempt

*  legislation affecting the tax status of municipal bond interest

*  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

*  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

A significant portion of the Fund's dividends attributable to municipal bond interest may subject investors to the AMT; this would have the effect of reducing the Fund's return to any such investor.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Who May Want to Invest

Municipal Bond Fund is designed for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Municipal Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.

*  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.

*  The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. Cumulative return information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial
Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)[1]
1993     13.73%
1994     -8.83%
1995     19.14%
1996      3.53%
1997      9.17%
1998      5.12%
1999     -7.04%
2000      7.63%

In the period shown in the chart, the highest quarterly return was 8.36% (the first quarter of 1995) and the lowest quarterly return was -7.14% (the first quarter of 1994). The Class C return for the year through March 31, 2001 was
2.02%.

[1]The returns shown are based on the performance of the Fund's prior Class B.
  On March 24, 2000, that Class B was combined with and redesignated as Class
  C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

as of December 31, 2000 (%).............  1 Year   5 Years  Life of Class[2]

Class A Shares of Municipal
Bond Fund...............................                          -2.51%

Lehman Brothers Municipal
Bond Index..............................                           4.37%

Lipper General Municipal Debt Funds
Universe Average........................                           4.29%

Class B Shares of Municipal
Bond Fund...............................                          -1.74%

Lehman Brothers Municipal
Bond Index..............................                           3.83%

Lipper General Municipal Debt Funds
Universe Average........................                           3.64%

Class C Shares of Municipal
Bond Fund[1]............................    7.63%      3.52%       5.02%

Lehman Brothers Municipal
Bond Index..............................   11.69%      5.84%       6.58%

Lipper General Municipal Debt Funds
Universe Average........................   10.83%      4.65%       5.74%

Class Y Shares of Municipal
Bond Fund...............................    8.39%                  0.85%

Lehman Brothers Municipal
Bond Index..............................   11.69%                  4.59%

Lipper General Municipal Bond Debt
Funds Universe Average..................   10.83%                  2.87%

The index shown is a broad-based, securities market index that is unmanaged.
The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
  The prior Class B's performance has been adjusted to reflect the current
  CDSC structure applicable to Class C. Accordingly, these returns reflect no
  CDSC since it only applies to Class C shares held for twelve months or less.

[2]Since September 15, 2000 for Class A shares, August 8, 2000 for Class B shares, September 21, 1992 for Class C shares (based on the prior Class B shares) and December 30, 1998 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 2000, August 31, 2000,
  September 30, 1992 and December 31, 1998, respectively.

FEES AND EXPENSES

Municipal Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                  Shares    Shares    Shares    Shares

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)      4.25%     None      None      None

Maximum Deferred Sales Charge
(Load)[1] (as a percentage
of lesser of amount invested
or redemption value)              None[2]     5%        1%       None

Annual Fund Operating Expenses[3]

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                 Shares    Shares    Shares    Shares

Management Fees                    0.53%     0.53%     0.53%     0.53%

Distribution and Service
(12b-1) Fees                       0.25%     1.00%     1.00%     0.25%

Other Expenses                     0.41%     1.35%     0.61%     0.72%

Total Annual Fund
Operating Expenses                 1.19%     2.88%     2.14%     1.50%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
   Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
   to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $541     $  786    $1,050    $1,804

Class B Shares                     $691     $1,191    $1,618    $2,796[1]

Class C Shares                     $217     $  670    $1,149    $2,472

Class Y Shares                     $153      $ 474     $ 818    $1,791

If shares are not redeemed
at end of period:                 1 Year    3 Years   5 Years  10 Years

Class A Shares                     $541      $ 786    $1,050    $1,804

Class B Shares                     $291      $ 891    $1,518    $2,796[1]

Class C Shares                     $217      $ 670    $1,149    $2,472

Class Y Shares                     $153      $ 474    $  818    $1,791

[1]Reflects annual operating expenses of Class A shares after conversion of
  Class B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

W&R Money Market Fund
seeks maximum current income consistent with stability of principal.

Principal Strategies

Money Market Fund seeks to achieve its goal by investing in U.S. dollar-
denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated A-1 or A-2 by S&P or Prime-
1 or Prime-2 by Moody's, or if unrated, will be of comparable quality as determined by WRIMCO. The Fund seeks, as well, to maintain a net asset value
(NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Fund

Because Money Market Fund owns different types of money market obligations and instruments, a variety of factors can affect its investment performance, such as:

*  an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline

*  the credit quality and other conditions of the issuers whose securities the
   Fund holds

*  adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

*  the skill of WRIMCO in evaluating and managing the interest rate and credit risks of the Fund

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest

Money Market Fund is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Money Market Fund

The Fund has not been in operation for a full calendar year, therefore no performance information is included in this prospectus.

FEES AND EXPENSES

Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from                    Class A   Class B   Class C
your investment)                            Shares    Shares    Shares

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                              None      None      None

Maximum Deferred Sales
Charge (Load)[1] (as a
percentage of lesser of
amount invested or
redemption value)                            None       5%        1%

Annual Fund Operating Expenses

(expenses that are deducted                 Class A   Class B   Class C
from Fund assets)                           Shares    Shares    Shares

Management Fees[2]                           0.40%     0.40%     0.40%

Distribution and Service
(12b-1) Fees                                 None      1.00%     1.00%

Other Expenses[3]                            1.00%     1.31%     1.06%

Total Annual Fund Operating
Expenses[3]                                  1.40%     2.71%     2.46%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated
  to reflect the change in accounting service fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal period ended March 31, 2001. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:.......................          1 Year    3 Years

Class A Shares..........................           $142     $  442

Class B Shares..........................           $674     $1,140

Class C Shares..........................           $250     $  768

If shares are not redeemed
at end of period:.......................          1 Year    3 Years

Class A Shares..........................           $142      $ 442

Class B Shares..........................           $274      $ 840

Class C Shares..........................           $250      $ 768

THE INVESTMENT PRINCIPLES OF THE FUNDS

Investment Goals, Principal Strategies and Other Investments

W&R High Income Fund

The primary goal of High Income Fund is to earn a high level of current income.
As a secondary goal, the Fund seeks capital growth when consistent with its primary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of WRIMCO, consistent with the Fund's goals. There is no guarantee that the Fund will achieve its goals.

The Fund primarily owns debt securities; however, it may also own, to a lesser degree, preferred stock, common stock and convertible securities. In general, the high income that the Fund seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality. Lower-
quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund will normally invest at least 65% of its total assets to seek a high level of current income. The Fund limits its acquisition of common stock so that no more than 20% of its total assets will consist of common stock and no more than 10% of its total assets will consist of non-dividend-paying common stock.

The Fund may invest an unlimited amount of assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, it may take any one or more of the following steps with respect to the assets in the
Fund:

*  shorten the average maturity of the Fund's debt holdings

*  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

*  emphasize high-grade debt securities

By taking a temporary defensive position the Fund may not achieve its investment objectives. As an alternative to taking a temporary defensive position, or in order to more quickly participate in anticipated market changes or market conditions, the Fund may also invest in options and futures contracts.

W&R Limited-Term Bond Fund

The goal of Limited-Term Bond Fund is to provide a high level of current income consistent with preservation of capital. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of investment-grade, limited-
term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers, including U.S. Government securities, which are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, collateralized mortgage obligations and other asset-backed securities. The Fund will invest at least 65% of its total assets in bonds.
There is no guarantee that the Fund will achieve its goal.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by WRIMCO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate. The Fund may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stock in certain circumstances.

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

*  shorten the average maturity of the Fund's portfolio

*  hold short-term investments, cash or cash equivalents

*  emphasize debt securities of a higher quality than those the Fund would ordinarily hold

*  invest in convertible preferred stock

By taking a temporary defensive position the Fund may not achieve its investment objective.

W&R Municipal Bond Fund

The goal of Municipal Bond Fund is to provide income that is not subject to
Federal income tax. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of municipal bonds. There is no guarantee that the
Fund will achieve its goal.

As used in this Prospectus, municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The
Fund and WRIMCO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer's obligations is excludable from gross income for Federal income tax purposes. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects or a special tax or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

At least 80% of the Fund's net assets will be invested, during normal market conditions, in municipal bonds of investment grade.

The Fund may invest up to 10% of its total assets in taxable debt securities other than municipal bonds. These must be either:

*  U.S. Government securities

*  obligations of domestic banks and certain savings and loan associations

*  commercial paper rated at least A by S&P or Moody's

*  any of the foregoing obligations subject to repurchase agreements

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

*  shorten the average maturity of the Fund's portfolio

*  hold taxable obligations, subject to the limitations stated above

*  emphasize debt securities of a higher quality than those the Fund would ordinarily hold

*  hedge exposure to interest rate risk by investing in futures contracts and options on futures contracts

By taking a defensive position, the Fund may not achieve its investment objective.

W&R Money Market Fund

The goal of Money Market Fund is maximum current income consistent with stability of principal. The Fund seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940
(Rule 2a-7). There is no guarantee that the Fund will achieve its goal.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

*  U.S. government obligations (including obligations of U.S. government agencies and instrumentalities)

*  bank obligations and instruments secured by bank obligations, such as letters of credit

*  commercial paper

*  corporate debt obligations, including variable amount master demand notes

*  Canadian government obligations

*  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a by corporation in whose commercial paper the Fund may invest

The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least
$500 million, and instruments secured by any such obligations.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

*  the credit quality of the particular issuer or guarantor of the security

*  the maturity of the security

*  the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

All Funds

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its goal(s). For example, each Fund (other than W&R Money
Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.
At this time, each Fund has limited, if any, exposure to derivative investments.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in the Statement of
Additional Information (SAI).

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Fund is subject to market risk, financial risk, and, in some cases, prepayment risk.

*  Market risk is the possibility of a change in the price of the security because of market factors including changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Fund (other than
   W&R Money Market Fund) will likely change as well.

*  Financial risk is based on the financial situation of the issuer of the security. For an investment in a debt security, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests. To the extent a Fund invests in equity securities, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock.

*  Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of a Fund's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds.
Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

For PABs in which W&R Municipal Bond Fund may invest, credit quality is generally dependent on the credit standing of the company involved. To the extent that this Fund invests in municipal bonds the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area, the Fund may be more susceptible to the risks associated with economic, political or regulatory occurrences that might adversely affect particular projects or areas. You will find more information in the SAI about the types of projects underlying the municipal bonds in which W&R Municipal Bond Fund may invest from time to time and a discussion of the risks associated with such projects.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news.
Performance will also depend on WRIMCO's skill in selecting investments.

YOUR ACCOUNT

Choosing a Share Class

Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y
(W&R Money Market Fund does not offer Class Y). Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time,
Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years).
Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a
Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A                Class B                      Class C

Initial sales charge   No initial sales charge      No initial sales charge

No deferred sales      Deferred sales charge on     A 1% deferred sales
charge[1]              shares you sell within six   charge on shares you
                       years after purchase         sell within twelve
                                                    months after purchase

Maximum distribution   Maximum distribution         Maximum distribution and
service (12b-1)        and service (12b-1) fees     and service (12b-1) fees
fees of 0.25%          of 1.00%                     of 1.00%

For an investment of   Converts to Class A shares   Does not convert to
$2 million or more,    8 years after the month      Class A shares, so
only Class A shares    in which the shares were     annual expenses do
are available          purchased, thus reducing     not decrease
                       future annual expenses

                       For an investment of $300,000
                       or more, your financial
                       advisor typically will
                       recommend purchase of
                       Class A shares due to a
                       reduced sales charge and
                       lower annual expenses

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

General Comparison of Class A, Class B and Class C Shares

W&R Money Market Fund

Class A                  Class B                      Class C

No initial sales charge  No initial sales charge      No initial sales charge

Funds Plus Service       Funds Plus Service           Funds Plus Service
optional                 required for direct          required for direct
                         investment                   investment

                         Deferred sales charge        A 1% deferred sales
                         on shares you sell           charge on shares you
                         within six years             sell within twelve
                         after purchase               months after purchase

No distribution and      Maximum distribution         Maximum distribution
service (12b-1) fees     and service (12b-1) fees     and service (12b-1) fees
                         of 1.00%                     of 1.00%

For an investment of     Converts to Class A shares   Does not convert to
$2 million or more       8 years after the month      Class A shares, so
only Class A shares      in which the shares were     annual expenses do
are available            purchased, thus reducing     not decrease
                         future annual expenses

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule
12b-1 under the Investment Company Act of 1940 (Rule 12b-1) for each of its
Class A (except W&R Money Market Fund Class A), Class B, Class C and Class Y
shares. Under the Class A Plan, each Fund may pay Waddell & Reed, Inc. (Waddell
& Reed) a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate Waddell & Reed for the amounts it spends for, either directly or through third parties, distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class
C Plan, each Fund may pay Waddell & Reed a fee of up to 0.75%, on an annual basis, of the average daily net assets of the shares of the class to compensate
Waddell & Reed for, either directly or through third parties, distributing the shares of that class and a fee of up to 0.25%, on an annual basis, of the average daily net assets of the shares of that class to compensate Waddell &
Reed for, either directly or through third parties, providing service to shareholders of that class and/or maintaining shareholder accounts for that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid to Waddell & Reed by any Fund if, and to the extent that, the aggregate of the distribution fees paid by the Fund and the deferred sales charges received by Waddell & Reed with respect to the Fund's Class B or Class
C shares would exceed the maximum amount of such charges that Waddell & Reed is permitted to receive under NASD rules as then in effect.

Under the Class Y Plan, each Fund may pay Waddell & Reed a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate Waddell & Reed for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to
Class Y shareholders and/or maintaining Class Y shareholder accounts.

Because the Plan fees are paid out of the assets of the applicable class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares (except Class A shares of Money Market Fund) are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class A shares pay an annual 12b-1 fee of up to
0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

High Income Fund

Size of Purchase

                                                           Sales Charge
                                                           as Approx.
                                           Sales Charge    Percent of
                                          as Percent of      Amount
                                          Offering Price    Invested

Under $100,000..........................       5.75%          6.10%

$100,000 to less than $200,000..........        4.75           4.99

$200,000 to less than $300,000..........        3.50           3.63

$300,000 to less than $500,000..........        2.50           2.56

$500,000 to less than $1,000,000........        1.50           1.52

$1,000,000 to less than $2,000,000......        1.00           1.01

$2,000,000 and over.....................      0.00[1]        0.00[1]

Limited-Term Bond Fund Municipal Bond Fund

Size of Purchase

                                            Sales Charge
                                            as Approx.
                                           Sales Charge    Percent of
                                          as Percent of      Amount
                                          Offering Price    Invested

Under $100,000..........................       4.25%          4.44%

$100,000 to less than $300,000..........        3.25           3.36

$300,000 to less than $500,000..........        2.50           2.56

$500,000 to less than $1,000,000........        1.50           1.52

$1,000,000 to less than $2,000,000......        1.00           1.01

$2,000,000 and over.....................      0.00[1]        0.00[1]

[1]No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a 1% CDSC on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

Waddell & Reed and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed and its affiliates may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions

Lower sales charges are available by:

*  Combining additional purchases of Class A shares of any of the Funds in W&R
   Funds, Inc. except Class A shares of W&R Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the NAV of Class A shares already held (Rights of Accumulation)

*  Grouping all purchases of Class A shares, except shares of W&R Money Market
   Fund, made during a thirteen-month period (Letter of Intent)

*  Grouping purchases by certain related persons

Additional information and applicable forms are available from Waddell & Reed

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

*  Certain clients investing through a qualified fee-based program offered by a third-party that has made arrangements to sell shares of the Funds.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to
Waddell & Reed, as further described below. The purpose of the CDSC is to compensate Waddell & Reed for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with certain Class A investments. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of
$1,027, absent different instructions.

Class B shares are not subject to an initial sales charge when you buy them.
However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares
(which have lower ongoing expenses). Class B shares automatically convert to
Class A shares eight years after the end of the calendar month in which the shares were purchased, including all shares acquired by reinvested dividends and distributions during this period. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC indicated below.

   Contingent Deferred Sales Charge
     on Shares Sold Within Year       As % of Amount Subject to Charge
                 1                                  5.0%
                 2                                  4.0%
                 3                                  3.0%
                 4                                  3.0%
                 5                                  2.0%
                 6                                  1.0%
                 7+                                 0.0%

In the table, a year is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on July 14, 2001, then redeems all Class B shares on July 12, 2002, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets.
Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

The CDSC will not apply in the following circumstances:

*  redemptions of shares by certain clients investing through a qualified fee-
    based program offered by a third-party that has made arrangements to sell shares of the Funds

*  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to
   Waddell & Reed

*  redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

*  redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)

*  redemptions of which the proceeds are reinvested in shares (must be reinvested in the same class as that which was redeemed) of the Fund within
   45 days after such redemption

*  the exercise of certain exchange privileges

*  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of those shares is less than $500

*  redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization

*  for Class C shares, redemptions made by shareholders that have purchased shares of the Funds through certain group plans that have selling agreements with Waddell & Reed and that are administered by a third party and/or for which brokers not affiliated with Waddell & Reed provide administrative or recordkeeping services

These exceptions may be modified or eliminated by the Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's account, which requires certain notice.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual
12b-1 distribution and/or service fee of up to 0.25% of average net assets.

Class Y shares are only available for purchase by:

*  participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k)
   plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan

*  banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services

*  government entities or authorities and corporations whose investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education IRAs) may be tax-deductible.

*  Individual Retirement Accounts (IRAs) allow certain individuals under age 70
   1/2, with earned income, to invest up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is
   $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the tax year.

*  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

*  Roth IRAs allow certain individuals to make nondeductible contributions up to $2,000* per taxable year. The maximum annual contribution for an individual and his or her spouse is $4,000* ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

*  Education IRAs are established for the benefit of a minor, with nondeductible contributions up to $500* per taxable year, and permit tax-
    free withdrawals to pay the higher education expenses of the beneficiary.

*  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a profit sharing plan, but with fewer administrative requirements.

*Note: These limits will increase for years after 2001.

*  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be
   established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

*  Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.

*  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

*  403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

*  457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts
to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through a financial advisor and through other broker-dealers and banks that have selling agreements with Waddell &
Reed. Some of these firms may charge you a fee and may have additional requirements regarding the purchase of shares. To open your account you must complete and sign an application.

To purchase any class of shares by check, make your check payable to Waddell &
Reed, Inc. Mail the check, along with your completed application, to:

                              Waddell & Reed, Inc.
                                P.O. Box 29217
                      Shawnee Mission, Kansas 66201-9217

To purchase Class Y shares (and Class A shares of W&R Money Market Fund) by wire, you must first obtain an account number by calling 800-532-2783, then mail a completed application to Waddell & Reed at the address above, or fax it to 800-532-2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number
101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the tables.

In the calculation of a Fund's NAV:

*  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

*  Bonds are generally valued according to prices quoted by an independent pricing service.

*  Short-term debt securities are valued at amortized cost, which approximates market value.

*  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its NAVs as of the close of business of the
NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed.
Consequently, the NAV of such Fund shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the Board of
Directors.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

*  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

*  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in W&R Funds, Inc., the payment may be delayed for up to ten days to ensure that your previous investment has cleared.

*  If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third-party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

When you sign your account application, you will be asked to certify that your
Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the
Internal Revenue Service.

Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering shares of the Funds for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account                           $500 (per Fund)

For certain exchanges                        $100 (per Fund)

For certain retirement accounts and
accounts opened with Automatic
Investment Service                            $50 (per Fund)

To Add to an Account                              Any amount

For certain exchanges                        $100 (per Fund)

For Automatic Investment Service              $25 (per Fund)

For Class Y:

To Open an Account

For a government entity or authority             $10 million
or for a corporation            (within first twelve months)

For other investors                               Any amount

To Add to an Account                              Any amount

Adding to Your Account

Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, along with:

*  the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

*  a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your Class Y account (or Class A account of W&R Money Market Fund) by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive
Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling
(redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund)
is the NAV per share of that Fund class, subject to any CDSC applicable to
Class A, Class B or Class C shares.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

*  the name on the account registration

*  the Fund's name

*  the Fund account number

*  the dollar amount or number, and the class, of shares to be redeemed

*  any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares (and Class A shares of W&R Money Market Fund) by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 800-532-2783, or fax your request to 800-532-
2784, and give your instructions to redeem your shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

To sell Class A shares of W&R Money Market Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with forms or checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more.

When you place an order to sell shares, your shares will be sold at the next
NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

*  If more than one person owns the shares, each owner must sign the written request.

*  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund is able to verify that your purchase check has cleared and been honored.

*  Redemptions may be suspended or payment dates postponed on days when the
   NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

*  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of
   Directors determines that conditions exist making cash payments undesirable.
   A Fund is obligated to redeem shares solely in cash up to the lesser of
   $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

*  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable class subject to any CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Special Requirements for Selling Shares

Account Type         Special Requirements

Individual or        The written instructions must be signed by all Joint
Tenant               persons required to sign for transactions, exactly
                    as their names appear on the account.

Sole Proprietorship  The written instructions must be signed by the individual owner of the business.

UGMA, UTMA           The custodian must sign the written instructions
                    indicating capacity as custodian.

Retirement Account   The written instructions must be signed by a
                    properly authorized person.

Trust                The trustee must sign the written instructions
                    indicating capacity as trustee. If the trustee's name
                    is not in the account registration, provide a currently
                    certified copy of the trust document.

Business or          At least one person authorized by corporate
Organization         resolution to act on the account must sign the
                    written instructions.

Conservator,         The written instructions must be signed by the
Guardian or Other    person properly authorized by court order to act
Fiduciary            in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

*  a redemption request made by a corporation, partnership or fiduciary

*  a redemption request made by someone other than the owner of record

*  the check is made payable to someone other than the owner of record

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The Funds reserve the right to redeem at NAV all shares of a Fund account having an aggregate NAV of less than $500 or less than $250 for W&R Money
Market Fund. The Fund will provide you notice of its intention to redeem your shares and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares of that Fund to $500 or $250 for W&R Money Market Fund. For Class B or Class C shares, these redemptions are not subject to the deferred sales charge. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces. W&R Money Market
Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts.

You may reinvest in a Fund, without charge, all or part of the amount of Class
A shares you redeemed by sending to that Fund the amount you want to reinvest.
The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with Class A shares of a
Fund.

The CDSC will not apply to the proceeds of Class A (if applicable), Class B or
Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 45 days after such redemption. Waddell & Reed will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A, Class B and Class C shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested in shares of any of the Funds in which the plan may invest.

Telephone Transactions

The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

Personal Service

A toll-free call, 888-WADDELL, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our
Client Services staff is available to answer your questions. At almost any time of the day or night, you may access our automated telephone service and/or our web site, www.waddell.com, to obtain price information about other funds in W&R
Funds, Inc. and to obtain a current prospectus.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same class of any of the Funds within W&R Funds, Inc. without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B shares or Class C shares or Class A shares to which the CDSC would otherwise apply. For Class B and Class C shares and certain Class A shares, the time period for the CDSC will continue to run. You may sell your
Class Y shares of any of the Funds and buy Class Y shares of another Fund or
Class A shares of W&R Money Market Fund.

You may exchange any Class A shares of W&R Limited-Term Bond and W&R Municipal
Bond Funds that you have held for at least six months and any Class A shares of these Funds acquired as payment of a dividend or distribution for Class A shares of any other Fund in the W&R Funds, Inc. You may exchange any Class A shares of W&R Limited-Term Bond and W&R Municipal Bond Funds that you have held for less than six months only for Class A shares of W&R Limited-Term Bond, W&R
Municipal Bond and W&R Money Market Funds.

Exchanges may only be made into funds which are legally permitted for sale in the state of residence of the investor. Note that exchanges out of the Funds may have tax consequences for you. Before exchanging into a Fund, read the prospectus.

The Funds reserve the right to terminate or modify these exchange privileges at any time as discussed in the SAI.

Automatic Transactions for Class A, Class B and Class C Shareholders

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account

             Minimum Amount                   Minimum Frequency
            $25 (per Fund)                        Monthly

Funds Plus Service
To move money from W&R Money Market Fund to another Fund in W&R Funds, Inc.
whether in the same or a different Fund account

             Minimum Amount                   Minimum Frequency
           $100 (per Fund)                        Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, High Income Fund, Limited-Term Bond Fund, Money Market Fund and
Municipal Bond Fund declare dividends from net investment income daily and pay them monthly. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1. Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. Dividends from a Fund's investment company taxable income (which includes net short-term gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income, whether received in cash or paid in additional Fund shares.
Distributions by W&R Municipal Bond Fund that are designated by it as exempt-
interest dividends generally may be excluded by you from your gross income.
Distributions of a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, a non-corporate shareholder's long-
term capital gains generally are taxed at a maximum rate of 20%. W&R Money
Market Fund does not expect to distribute any net capital gains.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the exempt-interest dividends paid by W&R Municipal Bond Fund is expected to be attributable to interest on certain bonds that must be treated by you as a tax preference item for purposes of calculating your liability, if any, for the AMT; the Fund anticipates such portion will not be more than 40%
of the dividends it will pay to its shareholders. W&R Municipal Bond Fund will provide you with information concerning the amount of distributions that is a tax preference item after the end of each calendar year. Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in the Fund.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisers before purchasing W&R Municipal Bond Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from
Federal income tax. For these purposes, the term substantial user is defined generally to include a non-exempt person who regularly uses, in trade or business, a part of a facility financed from the proceeds of PABs.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends-received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the AMT. None of the dividends paid by W&R Limited-Term Bond Fund, W&R Municipal Bond Fund or W&R
Money Market Fund are expected to be eligible for this deduction.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other Fund in
W&R Funds, Inc. generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in W&R Funds, Inc.
without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See Your Account -- Selling Shares. In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class)
at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares. This paragraph does not apply to transactions in shares of W&R Money Market Fund.

Interest on indebtedness incurred or continued to purchase or carry shares of
W&R Municipal Bond Fund will not be deductible for Federal income tax purposes to the extent that this Fund's distributions consist of exempt-interest dividends. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal bonds. If such a proposal were enacted, the availability of municipal bonds for investment by that Fund and the value of its portfolio would be affected. In that event, that Fund may decide to reevaluate its investment goal and policies.

Withholding. Each Fund, other than W&R Money Market Fund, must withhold at a specified rate (31% through August 5, 2001; 30.5% from August 6, 2001 through the end of 2001; 30.0% for 2002) of all dividends and capital gains distributions and redemption proceeds, and W&R Money Market Fund must withhold
31% of all dividends, payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. Exempt-interest dividends paid by W&R Municipal
Bond Fund may be subject to income taxation under state and local tax laws. The portion of the dividends paid by W&R Limited-Term Bond Fund and W&R Money
Market Fund (and, to a lesser extent, the other Funds) attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by a Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

Portfolio Management

The Funds are managed by WRIMCO, subject to the authority of the Board of
Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO has served as investment manager to
W&R Funds, Inc. since its inception.

Louise D. Rieke is primarily responsible for the management of the High Income
Fund. Ms. Rieke has held her Fund responsibilities since July 1997. She is
Senior Vice President of WRIMCO, Vice President of the Fund and Vice President
of other investment companies for which WRIMCO serves as investment manager.
From November 1985 to March 1998, Ms. Rieke was Vice President of, and a
portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Ms. Rieke has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since July 1986 and has been an employee of such since May 1971.

W. Patrick Sterner is primarily responsible for the management of the Limited-
Term Bond Fund. Mr. Sterner has held his Fund responsibilities since September
1992. He is Senior Vice President of WRIMCO, Vice President of the Fund and
Vice President of another investment company for which WRIMCO serves as investment manager. From August 1992 to March 1998, Mr. Sterner was Vice
President of, and a portfolio manager for, Waddell & Reed Asset Management
Company. He has been an employee of WRIMCO since August 1992.

Bryan J. Bailey is primarily responsible for the management of the Municipal
Bond Fund. Mr. Bailey has held his Fund responsibilities since June 2000. He is
Vice President of WRIMCO, Vice President of the Fund and Vice President of
another investment company for which WRIMCO serves as investment manager. Mr.
Bailey had served as the Assistant Portfolio Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since
July 1993.

Mira Stevovich is primarily responsible for the management of the Money Market
Fund. Ms. Stevovich has held her Fund responsibilities since the inception of the Fund. She is Vice President of WRIMCO, Vice President and Assistant
Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms.
Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Funds' investments.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations.
Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

for High Income Fund, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.63% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Limited-Term Bond Fund, 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.00% with the voluntary waiver, by
WRIMCO, of management fee expenses; 0.50% without the voluntary waiver, by
WRIMCO, of management fee expenses;

for Municipal Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2001 were 0.53%; and

for Money Market Fund, 0.40% of annual net assets. Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended March 31,
2001 were 0.00% with the voluntary waiver, by WRIMCO, of management fee expenses.

WRIMCO has voluntarily agreed to waive its management fee for any day that a
Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche llp, whose independent auditors' report, along with each Fund's financial statements for the fiscal year ended March 31, 2001, is included in the SAI, which is available upon request.

HIGH INCOME FUND

For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                           --------
Class A Per-Share Data

Net asset value, beginning of period .............            $9.04
                                                              -----
Income (loss) from investment operations:
  Net investment income .........................              0.58
  Net realized and unrealized loss
     on investments .............................             (0.50)
                                                              -----
Total from investment operations .................             0.08
                                                              -----
Less distributions:
  Declared from net investment income ...........             (0.58)
  From capital gains ............................             (0.00)
                                                              -----
Total distributions ..............................            (0.58)
                                                              -----
Net asset value, end of period ...................            $8.54
                                                              =====

Class A Ratios/Supplemental Data

Total return[2] ..................................            0.90%
Net assets, end of period (in thousands) .........            $442
Ratio of expenses to average net assets
 including voluntary expense waiver .............             1.05%[3]
Ratio of net investment income to average net
 assets including voluntary expense waiver.......             9.01%[3]
Ratio of expenses to average net assets
 excluding voluntary expense waiver .............             1.42%[3]
Ratio of net investment income to average
 net assets excluding voluntary expense waiver...             8.64%[3]
Portfolio turnover rate ..........................          114.89%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

HIGH INCOME FUND

For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/18/00[1]
                                                               to
                                                            3/31/01
                                                              -----
Class B Per-Share Data

Net asset value, beginning of period .............            $9.03
                                                              -----
Income (loss) from investment operations:
  Net investment income .........................              0.48
  Net realized and unrealized loss
     on investments .............................             (0.49)
                                                              -----
Total from investment operations .................            (0.01)
                                                              -----
Less distributions:
  Declared from net investment income ...........             (0.48)
  From capital gains ............................             (0.00)
                                                              -----
Total distributions ..............................            (0.48)
                                                              -----
Net asset value, end of period ...................            $8.54
                                                              =====

Class B Ratios/Supplemental Data

Total return .....................................             0.09%
Net assets, end of period (in millions) ..........             $1
Ratio of expenses to average net assets
  including voluntary expense waiver ............              1.85%[2]
Ratio of net investment income to average
  net assets including voluntary expense waiver..              8.30%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver ............              2.50%[2]
Ratio of net investment income to average net
  assets excluding voluntary expense waiver......              7.65%[2]
Portfolio turnover rate ..........................           114.89%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

HIGH INCOME FUND

For a Class C share outstanding throughout each period[1]:

                                                             For the
                                  For the fiscal year     period from
                                    ended March 31,        7/31/97[2]
                                -------------------------      to
                                2001      2000      1999    3/31/98
                                -----     -----    ------    ------
Class C Per-Share Data

Net asset value,
  beginning of period           $9.27     $9.94    $10.79    $10.00
                                -----     -----    ------    ------
Income (loss) from
  investment operations:
  Net investment
     income ..........           0.73      0.69      0.63      0.37
  Net realized and
     unrealized gain
     (loss) on
     investments .....          (0.73)    (0.67)    (0.82)     0.79
                                -----     -----    ------    ------
Total from investment
  operations .........           0.00      0.02     (0.19)     1.16
                                -----     -----    ------    ------
Less distributions:
  Declared from net
  investment income ..          (0.73)    (0.69)    (0.63)    (0.37)
  From capital gains .          (0.00)    (0.00)    (0.03)    (0.00)
                                -----     -----    ------    ------
Total distributions ...         (0.73)    (0.69)    (0.66)    (0.37)
                                -----     -----    ------    ------
Net asset value,
  end of period ......          $8.54     $9.27    $ 9.94    $10.79
                                =====     =====    ======    ======

Class C Ratios/Supplemental Data

Total return ..........         0.18%     0.17%    -1.72%    11.77%
Net assets,
  end of period
  (in millions) ......            $19       $23       $25       $12
Ratio of expenses
  to average
  net assets
  including voluntary
  expense waiver .....          1.78%     2.17%     2.20%     2.52%[3]
Ratio of net
  investment income
  to average net
  assets including
  voluntary expense
  waiver..............          8.38%     7.16%     6.29%     5.98%[3]
Ratio of expenses
  to average net
  assets excluding
  voluntary expense
  waiver .............          2.41%     2.26%    --        --
Ratio of net
  investment income
  to average net
  assets excluding
  voluntary expense
  waiver..............          7.75%     7.07%    --        --
Portfolio turnover
  rate  ..............        114.89%    71.31%    50.98%    67.82%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on
  October 4, 1999.
[2]Commencement of operations.
[3]Annualized.

HIGH INCOME FUND

For a Class Y share outstanding throughout each period:

                                             For the
                                          fiscal year       For the
                                              ended       period from
                                            March 31,     12/30/98[1]
                                         --------------        to
                                          2001      2000    3/31/99
                                          -----     -----     -----
Class Y Per-Share Data

Net asset value,
  beginning of
  period..............                    $9.27     $9.94     $9.97
                                          -----     -----     -----
Income (loss) from
  investment operations:
  Net investment
  income .............                     0.78      0.77      0.20
  Net realized and
  unrealized gain (loss)
  on investments .....                    (0.73)    (0.67)     0.00
                                          -----     -----     -----
Total from investment
  operations .........                     0.05      0.10      0.20
                                          -----     -----     -----
Less distributions:
  Declared from
     net investment
     income ..........                    (0.78)    (0.77)    (0.20)
  From capital gains .                    (0.00)    (0.00)    (0.03)
                                          -----     -----     -----
Total distributions ...                   (0.78)    (0.77)    (0.23)
                                          -----     -----     -----
Net asset value,
  end of period ......                    $8.54     $9.27     $9.94
                                          =====     =====     =====

Class Y Ratios/Supplemental Data

Total return ..........                   0.79%     0.94%     2.45%
Net assets,
  end of period
  (in thousands) .....                     $12        $6        $6
Ratio of expenses to
  average net assets
  including voluntary
  expense waiver .....                    1.20%     1.40%     0.26%[2]
Ratio of net investment
  income to average net
  assets including
  voluntary expense
  waiver..............                    8.95%     7.85%     8.55%[2]
Ratio of expenses to
  average net assets
  excluding voluntary
  expense waiver .....                    1.62%     1.46%    --
Ratio of net investment
  income to average net
  assets excluding
  voluntary expense
  waiver..............                    8.52%     7.79%    --
Portfolio turnover
  rate  ..............                  114.89%    71.31%    50.98%[2]

[1]Commencement of operations.
[2]Annualized.

LIMITED-TERM BOND FUND

For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           8/17/00[1]
                                                               to
                                                            3/31/01
                                                            -------
Class A Per-Share Data

Net asset value, beginning of period .............           $ 9.84
                                                             ------
Income from investment operations:
  Net investment income .........................              0.36
  Net realized and unrealized gain on investments              0.33
                                                             ------
Total from investment operations .................             0.69
                                                             ------
Less distributions:
  Declared from net investment income ...........             (0.36)
  From capital gains ............................             (0.00)
                                                             ------
Total distributions ..............................            (0.36)
                                                             ------
Net asset value, end of period ...................           $10.17
                                                             ======

Class A Ratios/Supplemental Data

Total return[2] ..................................            7.01%
Net assets, end of period (in thousands) .........            $494
Ratio of expenses to average net assets
  including voluntary expense waiver ............             0.85%[3]
Ratio of net investment income to average net
  assets including voluntary expense waiver......             5.83%[3]
Ratio of expenses to average net assets
  excluding voluntary expense waiver ............             1.09%[3]
Ratio of net investment income to average net
  assets excluding voluntary expense waiver......             5.59%[3]
Portfolio turnover rate ..........................           16.10%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

LIMITED-TERM BOND FUND

For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                           --------

Class B Per-Share Data

Net asset value, beginning of period .............           $ 9.80
                                                             ------
Income from investment operations:
  Net investment income .........................              0.36
  Net realized and unrealized gain
     on investments .............................              0.37
                                                             ------
Total from investment operations .................             0.73
                                                             ------
Less distributions:
  Declared from net investment income ...........             (0.36)
  From capital gains ............................             (0.00)
                                                             ------
Total distributions ..............................            (0.36)
                                                             ------
Net asset value, end of period ...................           $10.17
                                                             ======

Class B Ratios/Supplemental Data

Total return .....................................            7.54%
Net assets, end of period (in thousands) .........            $425
Ratio of expenses to average net assets
  including voluntary expense waiver ............             1.81%[2]
Ratio of net investment income to average net
  assets including voluntary expense waiver......             4.91%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver ............             2.33%[2]
Ratio of net investment income to average net
  assets excluding voluntary expense waiver......             4.39%[2]
Portfolio turnover rate ..........................            16.10%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

LIMITED-TERM BOND FUND

For a Class C share outstanding throughout each period[1]:

                                        For the fiscal year
                                         ended March 31,
                           --------------------------------------------
                           2001      2000      1999      1998      1997
                          ------    ------    ------    ------    ------

Class C Per-Share Data

Net asset value,
  beginning of
  period .............    $ 9.76    $10.16    $10.14    $ 9.90    $10.00
                          ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment
     income ..........      0.48      0.47      0.44      0.45      0.44
  Net realized and
     unrealized gain
     (loss) on
     investments .....      0.41     (0.40)     0.02      0.24     (0.09)
                          ------    ------    ------    ------    ------
Total from investment
  operations .........      0.89      0.07      0.46      0.69      0.35
                          ------    ------    ------    ------    ------
Less distributions:
  Declared from net
     investment
     income ..........     (0.48)    (0.47)    (0.44)    (0.45)    (0.44)
  From capital
     gains ...........     (0.00)    (0.00)    (0.00)    (0.00)    (0.01)
                          ------    ------    ------    ------    ------
Total distributions ...    (0.48)    (0.47)    (0.44)    (0.45)    (0.45)
                          ------    ------    ------    ------    ------
Net asset value,
  end of period ......    $10.17    $ 9.76    $10.16    $10.14    $ 9.90
                          ======    ======    ======    ======    ======

Class C Ratios/Supplemental Data

Total return ..........     9.48%     0.73%     4.65%     7.15%     3.52%
Net assets,
  end of period
  (in millions) ......      $18       $19       $21       $18       $18
Ratio of expenses
  to average net
  assets including
  voluntary expense
  waiver .............      1.82%     1.81%     2.11%     2.12%     2.07%
Ratio of net
  investment income
  to average net
  assets including
  voluntary expense
  waiver..............      4.97%     4.75%     4.34%     4.52%     4.40%
Ratio of expenses to
  average net assets
  excluding voluntary
  expense waiver .....      2.34%     2.19%    --        --        --
Ratio of net investment
  income to average net
  assets excluding
  voluntary expense
  waiver..............      4.44%     4.37%    --        --        --
Portfolio turnover
  rate  ..............     16.10%    37.02%    32.11%    27.37%    23.05%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on
  October 4, 1999.

LIMITED-TERM BOND FUND

For a Class Y share outstanding throughout each period:

                                        For the fiscal year
                                         ended March 31,
                           --------------------------------------------
                           2001      2000      1999      1998      1997
                          ------    ------    ------    ------    ------
Class Y Per-Share Data

Net asset value,
  beginning of
  period .............    $ 9.76    $10.16    $10.14    $ 9.90    $10.00
                          ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment
     income ..........      0.59      0.57      0.53      0.53      0.52
  Net realized and
     unrealized gain
     (loss) on
     investments .....      0.41     (0.40)     0.02      0.24     (0.09)
                          ------    ------    ------    ------    ------
Total from investment
  operations .........      1.00      0.17      0.55      0.77      0.43
                          ------    ------    ------    ------    ------
Less distributions:
  Declared from net
     investment
     income ..........     (0.59)    (0.57)    (0.53)    (0.53)    (0.52)
  From capital
     gains ...........     (0.00)    (0.00)    (0.00)    (0.00)    (0.01)
                          ------    ------    ------    ------    ------
Total distributions ...    (0.59)    (0.57)    (0.53)    (0.53)    (0.53)
                          ------    ------    ------    ------    ------
Net asset value,
  end of period ......    $10.17    $ 9.76    $10.16    $10.14    $ 9.90
                          ======    ======    ======    ======    ======

Class Y Ratios/Supplemental Data

Total return ..........    10.56%     1.69%     5.60%     7.91%     4.33%
Net assets,
  end of period
  (in thousands) .....    $1,836    $1,229      $263      $184      $105
Ratio of expenses to
  average net assets
  including voluntary
  expense waiver .....     0.83%     0.69%     1.20%     1.32%     1.04%
Ratio of net investment
  income to average net
  assets including
  voluntary expense
  waiver..............     5.95%     6.03%     5.25%     5.32%     5.62%
Ratio of expenses to
  average net assets
  excluding voluntary
  expense waiver .....     1.07%     0.84%    --        --        --
Ratio of net investment
  income to average net
  assets excluding
  voluntary expense
  waiver..............     5.71%     5.88%    --        --        --
Portfolio turnover
  rate  ..............    16.10%    37.02%    32.11%    27.37%    23.05%

MUNICIPAL BOND FUND

For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           9/15/00[1]
                                                               to
                                                            3/31/01
                                                           --------
Class A Per-Share Data

Net asset value, beginning of period .............            $10.33
                                                             ------
Income from investment operations:
  Net investment income .........................              0.26
  Net realized and unrealized gain
     on investments .............................              0.19
                                                             ------
Total from investment operations .................             0.45
                                                             ------
Less distributions:
  Declared from net investment income ...........             (0.26)
  From capital gains ............................             (0.00)
                                                             ------
Total distributions ..............................            (0.26)
                                                             ------
Net asset value, end of period ...................           $10.52
                                                             ======

Class A Ratios/Supplemental Data

Total return[2] ..................................             4.32%
Net assets, end of period (in millions) ..........               $1
Ratio of expenses to average net assets ..........             1.21%[3]
Ratio of net investment income to average
  net assets ....................................              4.69%[3]
Portfolio turnover rate ..........................            34.78%[4]

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.
[4]For the fiscal year ended March 31, 2001.

MUNICIPAL BOND FUND

For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           8/8/00[1]
                                                               to
                                                            3/31/01
                                                           --------
Class B Per-Share Data

Net asset value, beginning of period .............            $10.26
                                                             ------
Income from investment operations:
  Net investment income .........................              0.22
  Net realized and unrealized gain
     on investments .............................              0.26
                                                             ------
Total from investment operations .................             0.48
                                                             ------
Less distributions:
  Declared from net investment income ...........             (0.22)
  From capital gains ............................             (0.00)
                                                             ------
Total distributions ..............................            (0.22)
                                                             ------
Net asset value, end of period ...................            $10.52
                                                             ======

Class B Ratios/Supplemental Data

Total return .....................................             4.66%
Net assets, end of period (in thousands) .........              $37
Ratio of expenses to average net assets ..........             2.82%[2]
Ratio of net investment income to average
  net assets ....................................              3.11%[2]
Portfolio turnover rate ..........................            34.78%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended March 31, 2001.

MUNICIPAL BOND FUND

For a Class C share outstanding throughout each period[1]:

                                        For the fiscal year
                                         ended March 31,
                          ---------------------------------------------
                           2001      2000      1999      1998      1997
                          ------    ------    ------    ------    ------
Class C Per-Share Data

Net asset value,
  beginning of
  period .............    $10.11    $11.24    $11.45    $10.74    $10.63
                          ------    ------    ------    ------    ------
Income (loss) from
  investment operations:
  Net investment
     income ..........      0.40      0.42      0.42      0.44      0.45
  Net realized and
     unrealized gain
     (loss) on
     investments .....      0.41     (1.11)     0.10      0.71      0.11
                          ------    ------    ------    ------    ------
Total from investment
  operations .........      0.81     (0.69)     0.52      1.15      0.56
                          ------    ------    ------    ------    ------
Less distributions:
  Declared from net
     investment
     income ..........     (0.40)    (0.42)    (0.42)    (0.44)    (0.45)
  From capital
     gains ...........     (0.00)    (0.02)    (0.31)    (0.00)    (0.00)
                          ------    ------    ------    ------    ------
Total distributions ...    (0.40)    (0.44)    (0.73)    (0.44)    (0.45)
                          ------    ------    ------    ------    ------
Net asset value,
  end of period ......    $10.52    $10.11    $11.24    $11.45    $10.74
                          ======    ======    ======    ======    ======

Class C Ratios/Supplemental Data

Total return ..........     8.22%    -6.21%     4.64%    10.89%     5.32%
Net assets,
  end of period
  (in millions) ......       $26       $28       $43       $40       $37
Ratio of expenses
  to average
  net assets .........      2.13%     1.98%     1.88%     1.89%     1.92%
Ratio of net
  investment income
  to average net
  assets .............      3.94%     3.94%     3.68%     3.94%     4.18%
Portfolio turnover
  rate ...............     34.78%    16.95%    41.53%    27.86%    34.72%

[1]The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on
  October 4, 1999.

MUNICIPAL BOND FUND

For a Class Y share outstanding throughout each period:

                           For the     For the                       For the
                        fiscal year    period              For the   period
                           ended        from     For the   fiscal     from
                         March 31,  12/30/98[3]  period     year  12/29/95[1]
                        -----------      to       ended     ended      to
                        2001    2000  3/31/99  6/23/97[2]  3/31/97  3/31/96
                        ------  ------   ------  ------   ------   ------
Class Y Per-Share Data

Net asset value,
  beginning of
     period ........    $10.11  $11.24   $11.58   $10.74  $10.63   $10.94
                        ------  ------   ------  ------   ------   ------
Income (loss) from
  investment operations:
  Net investment
     income.........      0.47    0.48     0.13     0.10    0.52     0.12
  Net realized and
     unrealized gain
     (loss) on
     investments ...      0.41   (1.11)   (0.03)    0.29    0.11    (0.31)
                        ------  ------   ------  ------   ------   ------
Total from investment
  operations .......      0.88   (0.63)    0.10     0.39    0.63    (0.19)
                        ------  ------   ------  ------   ------   ------
Less distributions:
  Declared from
     net investment
     income ........     (0.47)  (0.48)   (0.13)   (0.10)  (0.52)   (0.12)
  From capital
     gains .........     (0.00)  (0.02)   (0.31)   (0.00)  (0.00)   (0.00)
                        ------  ------   ------  ------   ------   ------
Total distributions .    (0.47)  (0.50)   (0.44)   (0.10)  (0.52)   (0.12)
                        ------  ------   ------  ------   ------   ------
Net asset value,
  end of period ....    $10.52  $10.11   $11.24   $11.03  $10.74   $10.63
                        ======  ======   ======  ======   ======   ======

Class Y Ratios/Supplemental Data

Total return ........     9.04%  -5.69%    0.80%    3.22%   5.96%   -1.80%
Net assets,
  end of period
  (in thousands)....       $2      $2       $2      $0       $1       $1
Ratio of expenses
  to average
  net assets .......     1.47%   1.40%    1.00%[4] 4.95%[4]1.28%    1.18%[4]
Ratio of net
  investment income
  to average
  net assets .......      4.61%   4.52%    4.40%[4] 4.12%[4]4.83%    4.33%[4]
Portfolio turnover
  rate  ............     34.78%  16.95%   41.53%[4]27.86%[4]34.72%  42.02%[4]

[1]Initial commencement of operations.
[2]All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.
[3]Recommencement of operations.
[4]Annualized.

MONEY MARKET FUND

For a Class A share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           6/30/00[1]
                                                               to
                                                            3/31/01
                                                           --------
Class A Per-Share Data

Net asset value, beginning of period .............            $1.00
                                                              -----
Net investment income ............................             0.0413
Less dividends declared...........................            (0.0413)
                                                               ------
Net asset value, end of period ...................            $1.00
                                                              =====
Class A Ratios/Supplemental Data

Total return .....................................             4.11%
Net assets, end of period (in millions) ..........               $5
Ratio of expenses to average net assets
  including voluntary expense waiver ............              0.92%[2]
Ratio of net investment income to average net
  assets including voluntary expense waiver......              5.49%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver ............              1.18%[2]
Ratio of net investment income to average net
  assets excluding voluntary expense waiver......              5.23%[2]

[1]Commencement of operations.
[2]Annualized.

MONEY MARKET FUND

For a Class B share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/12/00[1]
                                                               to
                                                            3/31/01
                                                           --------
Class B Per-Share Data

Net asset value, beginning of period .............            $1.00
                                                              -----
Net investment income ............................             0.0299
Less dividends declared...........................            (0.0299)
                                                              -------
Net asset value, end of period ...................            $1.00
                                                              =====

Class B Ratios/Supplemental Data

Total return .....................................             2.97%
Net assets, end of period (in thousands) .........             $431
Ratio of expenses to average net assets including
  voluntary expense waiver ......................              2.29%[2]
Ratio of net investment income to average net
  assets including voluntary expense waiver......              4.05%[2]
Ratio of expenses to average net assets
  excluding voluntary expense waiver ............              2.94%[2]
Ratio of net investment income to average net
  assets excluding voluntary expense waiver......              3.41%[2]

[1]Commencement of operations.
[2]Annualized.

MONEY MARKET FUND

For a Class C share outstanding throughout the period:

                                                             For the
                                                          period from
                                                           7/3/00[1]
                                                               to
                                                            3/31/01
                                                            -------
Class C Per-Share Data

Net asset value, beginning of period .............            $1.00
                                                              -----
Net investment income ............................             0.0332
Less dividends declared...........................            (0.0332)
                                                              -------
Net asset value, end of period ...................            $1.00
                                                              =====

Class C Ratios/Supplemental Data

Total return .....................................             3.32%
Net assets, end of period (in millions) ..........              $10
Ratio of expenses to average net assets including
  voluntary expense waiver ......................              1.98%[2]
Ratio of net investment income to average net
  assets including voluntary expense waiver......              4.34%[2]
Ratio of expenses to average net assets excluding
  voluntary expense waiver ......................              2.54%[2]
Ratio of net investment income to average net
  assets excluding voluntary expense waiver......              3.78%[2]

[1]Commencement of operations.
[2]Annualized.

W&R FUNDS, INC.

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N. W.
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri 64106-2232

Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

Shareholder Servicing Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

W&R FUNDS, INC.

You can get more information about each Fund in the --

*  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the
  Prospectus).

*  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the
Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference
Room in Washington, D.C. You can find out about the operation of the Public
Reference Room and applicable copying charges by calling 202-942-8090.

The Funds' SEC file number is: 811-6569

Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

WRP4110(6-01)

                               W&R FUNDS, INC.

                             6300 Lamar Avenue

                              P. O. Box 29217

                    Shawnee Mission, Kansas  66201-9217

                               913-236-2000
                               888-WADDELL

                               June 28, 2001

                     STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (SAI) is not a prospectus.
Investors should read this SAI in conjunction with the prospectuses
(Prospectuses) for W&R Funds, Inc. (W&R Funds) dated June 28, 2001, which may be obtained from W&R Funds or its principal underwriter and distributor, Waddell & Reed, Inc., at the address or telephone number shown above.

                              TABLE OF CONTENTS

     Performance Information...........................

     Investment Strategies, Policies and Practices.....

     Investment Management and Other Services..........

     Purchase, Redemption and Pricing of Shares........

     Directors and Officers............................

     Payments to Shareholders..........................

     Taxes.............................................

     Portfolio Transactions and Brokerage..............

     Other Information.................................

     Appendix A........................................

     Financial Statements..............................

    W&R Funds, Inc. (formerly known as Waddell & Reed Funds, Inc.) is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the Fund is an open-end, diversified management company organized as a Maryland corporation on
January 29, 1992.

                          PERFORMANCE INFORMATION

     Waddell & Reed, Inc., W&R Fund's principal underwriter and distributor
(Waddell & Reed), or W&R Funds may, from time to time, publish for one or more of the twelve Funds (each a Fund and collectively the Funds) total return information, yield information and/or performance rankings in advertisements and sales materials.

Total Return

     Total return is the overall change in the value of an investment over a given period of time. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return is calculated by assuming an initial $1,000 investment and for Class A shares of W&R Asset
Strategy Fund, W&R Core Equity Fund, W&R High Income Fund, W&R
International Growth Fund, W&R Large Cap Growth Fund, W&R Mid Cap Growth
Fund, W&R Science and Technology Fund, W&R Small Cap Growth Fund and W&R
Tax-Managed Equity Fund, deducting the maximum sales charge of 5.75%; and
for Class A shares of W&R Limited-Term Bond Fund and W&R Municipal Bond
Fund, deducting the maximum sales charge of 4.25%. Class A shares of W&R
Money Market Fund do not have an initial sales charge. See Purchase,
Redemption and Pricing of Shares. All dividends and distributions are assumed to be reinvested in shares of the applicable class at net asset value (NAV) as of the day the dividend or distribution is paid. No sales load is charged on reinvested dividends or distributions on shares. The formula used to calculate the average annual total return for a particular class of a Fund is:

                n
       P(1 + T)  = ERV

       Where :  P = $1,000 initial payment
                T = Average annual total return
                n = Number of years
              ERV = Ending redeemable value of the $1,000 investment for the periods shown.

     Non-standardized performance information may also be presented that may not reflect the deferred sales charge.

    The cumulative total return quotation for the Class A shares of each
Fund with the maximum sales load deducted as of March 31, 2001, which is the most recent balance sheet included in this SAI, for the period shown was as follows:

                                  Period from
                             class inception* to
                                March 31, 2001
                                --------------

  W&R Asset Strategy Fund            -9.30%
  W&R Core Equity Fund              -21.51%
  W&R High Income Fund               -4.90%
  W&R International Growth Fund     -33.77%
  W&R Large Cap Growth Fund          -9.77%
  W&R Limited-Term Bond Fund          2.46%
  W&R Mid Cap Growth Fund           -11.29%
  W&R Municipal Bond Fund            -0.12%
  W&R Science and Technology Fund   -35.86%
  W&R Small Cap Growth Fund         -32.42%
  W&R Tax-Managed Equity Fund       -32.23%

*For W&R Asset Strategy Fund, July 10, 2000; for W&R Core Equity Fund, W&R
High Income Fund, W&R International Growth Fund, W&R Science and
Technology Fund and W&R Small Cap Growth Fund, July 3, 2000; for W&R Large
Cap Growth Fund, W&R Mid Cap Growth Fund and W&R Tax-Managed Equity Fund,
June 30, 2000; for W&R Limited-Term Bond Fund, August 17, 2000; and for
W&R Municipal Bond Fund, September 15, 2000.

     The cumulative total return quotation for the Class A shares of each
Fund without sales load deducted as of March 31, 2001, which is the most recent balance sheet included in this SAI, for the periods shown was as follows:

                                  Period from
                             class inception* to
                                March 31, 2001
                                --------------

  W&R Asset Strategy Fund            -3.77%
  W&R Core Equity Fund              -16.72%
  W&R High Income Fund                0.90%
  W&R International Growth Fund     -29.73%
  W&R Large Cap Growth Fund          -4.27%
  W&R Limited-Term Bond Fund          7.01%
  W&R Mid Cap Growth Fund            -5.88%
  W&R Municipal Bond Fund             4.32%
  W&R Science and Technology Fund   -31.95%
  W&R Small Cap Growth Fund         -28.30%
  W&R Tax-Managed Equity Fund       -28.10%

*For W&R Asset Strategy Fund, July 10, 2000; for W&R Core Equity Fund, W&R
High Income Fund, W&R International Growth Fund, W&R Science and
Technology Fund and W&R Small Cap Growth Fund, July 3, 2000; for W&R Large
Cap Growth Fund, W&R Mid Cap Growth Fund and W&R Tax-Managed Equity Fund,
June 30, 2000; for W&R Limited-Term Bond Fund, August 17, 2000; and for
W&R Municipal Bond Fund, September 15, 2000.

     The cumulative total return quotation for the Class B shares of each
Fund with the maximum deferred sales charge deducted as of March 31, 2001, which is the most recent balance sheet included in this SAI, for the period shown was as follows:

                                  Period from
                             class inception* to
                                March 31, 2001
                                --------------

  W&R Asset Strategy Fund            -8.28%
  W&R Core Equity Fund              -21.85%
  W&R High Income Fund               -4.64%
  W&R International Growth Fund     -33.32%
  W&R Large Cap Growth Fund         -10.03%
  W&R Limited-Term Bond Fund          2.54%
  W&R Mid Cap Growth Fund           -11.38%
  W&R Municipal Bond Fund            -0.34%
  W&R Science and Technology Fund   -34.92%
  W&R Small Cap Growth Fund         -29.72%
  W&R Tax-Managed Equity Fund       -32.76%

*For W&R Asset Strategy Fund, W&R Limited-Term Bond Fund and W&R Science
and Technology Fund, July 3, 2000; for W&R Core Equity Fund, July 11,
2000; for W&R High Income Fund, July 18, 2000; for W&R International
Growth Fund, July 10, 2000; for W&R Large Cap Growth Fund, W&R Mid Cap
Growth Fund and W&R Small Cap Growth Fund, July 6, 2000; for W&R Municipal
Bond Fund, August 8, 2000; and for W&R Tax-Managed Equity Fund, July 13,
2000.

     The cumulative total return quotation for the Class B shares of each
Fund without the maximum deferred sales charge deducted as of March 31,
2001, which is the most recent balance sheet included in this SAI, for the periods shown was as follows:

                                  Period from
                             class inception* to
                                March 31, 2001
                                --------------

  W&R Asset Strategy Fund            -4.35%
  W&R Core Equity Fund              -18.50%
  W&R High Income Fund                0.09%
  W&R International Growth Fund     -30.89%
  W&R Large Cap Growth Fund          -5.32%
  W&R Limited-Term Bond Fund          7.54%
  W&R Mid Cap Growth Fund            -6.85%
  W&R Municipal Bond Fund             4.66%
  W&R Science and Technology Fund   -32.37%
  W&R Small Cap Growth Fund         -27.29%
  W&R Tax-Managed Equity Fund       -29.22%

*For W&R Asset Strategy Fund, W&R Limited-Term Bond Fund and W&R Science
and Technology Fund, July 3, 2000; for W&R Core Equity Fund, July 11,
2000; for W&R High Income Fund, July 18, 2000; for W&R International
Growth Fund, July 10, 2000; for W&R Large Cap Growth Fund, W&R Mid Cap
Growth Fund and W&R Small Cap Growth Fund, July 6, 2000; for W&R Municipal
Bond Fund, August 8, 2000; and for W&R Tax-Managed Equity Fund, July 13,
2000.

     The average annual total return quotations for the Class C shares of each fund as of March 31, 2001, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                           One-Year     Five-Year
                          Period from  Period from  Period from
                          4-1-00 to    4-1-96 to      9-21-92*
                          3-31-01      3-31-01      to 3-31-01
W&R Asset Strategy Fund    -4.22%       11.01%       9.72%**
W&R Core Equity Fund       -16.40%      11.72%       13.10%
(formerly, Total Return
Fund)
W&R High Income Fund       0.18%        NA           2.69%***
W&R International Growth   -40.45%      17.04%       10.98%
Fund
W&R Limited-Term Bond      9.48%        5.06%        4.59%
Fund
W&R Municipal Bond Fund    8.22%        4.40%        5.15%
W&R Science and            -47.49%      NA           26.67%***
Technology Fund
W&R Small Cap Growth Fund  -35.17%      15.01%       19.37%

The returns shown are based on the performance of the Fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class
C, which had commenced operations on October 4, 1999. The prior Class B performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

  *Date of initial public offering of prior Class B.
 **For the period from April 20, 1995, the date of initial public offering of prior Class B, to March 31, 2001.
***For the period from July 31, 1997, the date of initial public offering of prior Class B, to March 31, 2001.

    W&R International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995. Prior to this change, this Fund's policies related to providing a high level of current income rather than long-term appreciation.

    The cumulative total return quotation for the Class C shares of each
Fund with the maximum deferred sales charge deducted as of March 31, 2001, which is the most recent balance sheet included in this SAI, for the period shown was as follows:

                                  Period from
                             class inception* to
                                March 31, 2001
                                --------------

    W&R Large Cap Growth Fund        -5.88%
    W&R Mid Cap Growth Fund          -7.49%
    W&R Tax-Managed Equity Fund     -29.48%

*For W&R Large Cap Growth Fund and W&R Mid Cap Growth Fund, July 3, 2000;
and for W&R Tax-Managed Equity Fund, July 6, 2000.

     The cumulative total return quotation for the Class C shares of each
Fund without the maximum deferred sales charge deducted as of March 31,
2001, which is the most recent balance sheet included in this SAI, for the periods shown was as follows:

                                  Period from
                             class inception* to
                                March 31, 2001
                                --------------

    W&R Large Cap Growth Fund        -4.93%
    W&R Mid Cap Growth Fund          -6.58%
    W&R Tax-Managed Equity Fund     -28.77%

*For W&R Large Cap Growth Fund and W&R Mid Cap Growth Fund, July 3, 2000;
and for W&R Tax-Managed Equity Fund, July 6, 2000.

     The average annual total return quotations for Class Y shares as of
March 31, 2001, which is the most recent balance sheet included in this
SAI, for the periods shown were as follows:

                                                       Period from
                             One-Year     Five-Year    class
                             Period from  Period from  inception*
                             4-1-00 to    4-1-96 to    to
                             3-31-01      3-31-01      3-31-01
W&R Asset Strategy Fund         -3.39%       12.01%       11.34%
W&R Core Equity Fund
(formerly, Total Return
Fund)                          -15.62%       12.61%       13.39%
W&R High Income Fund             0.79%           NA        1.86%
W&R International Growth       -39.91%       18.10%       17.71%
Fund
W&R Limited-Term Bond           10.56%        5.97%        5.58%
Fund
W&R Municipal Bond Fund          9.04%           NA        1.74%**
W&R Science and
Technology Fund                -47.00%           NA       27.59%
W&R Small Cap Growth Fund      -34.67%       15.93%       15.98%

 *For each of these Funds (other than W&R Municipal Bond Fund, W&R
  Science and Technology Fund and W&R High Income Fund), December 29, 1995;
  for W&R Science and Technology Fund, June 9, 1998; and for W&R High
  Income Fund, December 30, 1998.
**For the period from December 30, 1998, through March 31, 2000.

     The cumulative total return quotation for the Class Y shares of each
Fund as of March 31, 2001, which is the most recent balance sheet included in this SAI, for the periods shown was as follows:

                                  Period from
                             class inception* to
                                March 31, 2001
                                --------------

    W&R Large Cap Growth Fund        -4.38%
    W&R Mid Cap Growth Fund          -7.97%
    W&R Tax-Managed Equity Fund      NA

*For W&R Large Cap Growth Fund, July 6, 2000; and for W&R Mid Cap Growth
Fund, July 3, 2000.

     A Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

Yield

     Yield refers to the income generated by an investment in a Fund over a given period of time. A yield quoted for a class of a Fund is computed by dividing the net investment income per share of that class earned during the period for which the yield is shown by the maximum offering price per share of that class on the last day of that period according to the following formula:

                                   6
        Yield = 2((((a - b)/cd)+1)  -1)

     Where, with respect to a particular class of a Fund:
           a =  dividends and interest earned during the period.
           b =  expenses accrued for the period (net of reimbursements).
           c =  the average daily number of shares of the class
                outstanding during the period that were entitled to
                receive dividends.
           d =  the maximum offering price per share of the class on the last day of the period.

    The yields computed according to the formula for the 30-day period ended on March 31, 2001, the date of the most recent balance sheet included in this SAI, for Class A shares of each of W&R High Income Fund, W&R
Limited-Term Bond Fund and W&R Municipal Bond Fund are:

W&R High Income Fund             8.54%
W&R Limited-Term Bond Fund       6.02%
W&R Municipal Bond Fund          4.85%

     The yields computed according to the formula for the 30-day period ended on March 31, 2001, the date of the most recent balance sheet included in this SAI, for Class B shares of each of W&R High Income Fund, W&R
Limited-Term Bond Fund and W&R Municipal Bond Fund are:

W&R High Income Fund             8.21%
W&R Limited-Term Bond Fund       4.74%
W&R Municipal Bond Fund          2.85%

     The yields computed according to the formula for the 30-day period ended on March 31, 2001, the date of the most recent balance sheet included in this SAI, for Class C shares of each of W&R High Income Fund, W&R
Limited-Term Bond Fund and W&R Municipal Bond Fund are:

W&R High Income Fund             8.03%
W&R Limited-Term Bond Fund       4.32%
W&R Municipal Bond Fund          3.84%

     The yields computed according to the formula for the 30-day period ended on March 31, 2001, the date of the most recent balance sheet included in this SAI, for Class Y shares of each of W&R High Income Fund, W&R
Limited-Term Bond Fund and W&R Municipal Bond Fund are:

W&R High Income Fund             8.73%
W&R Limited-Term Bond Fund       5.46%
W&R Municipal Bond Fund          4.78%

     W&R Municipal Bond Fund may also advertise or include in sales materials its tax equivalent yield, which is calculated by applying the stated income tax rate to only the net investment income exempt from taxation according to a standard formula which provides for computation of tax equivalent yield by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

    The tax equivalent yield for shares of W&R Municipal Bond Fund computed according to the formula for the 30-day period ended on March 31,
2001, the date of the most recent balance sheet included in this SAI, is:

Class      10%       15%      27.5%     30.5%     35.5%     39.1%
A shares   5.35%     5.65%     6.58%     6.85%     7.36%     7.78%
B shares   3.15%     3.32%     3.87%     4.03%     4.33%     4.58%
C shares   4.24%     4.48%     5.21%     5.43%     5.83%     6.16%
Y shares   5.29%     5.58%     6.50%     6.77%     7.22%     7.68%

     Changes in yields primarily reflect different interest rates received by a Fund as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expenses. Yield quotations for Class C shares do not reflect the imposition of the deferred sales charge described above. If such deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

Performance Rankings and Other Information

     Waddell & Reed or W&R Funds may also publish for one or more of the twelve Funds in advertisements or sales material performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's,
Fortune or Morningstar Mutual Fund Values. Each class of a Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500 Composite
Stock Price Index and the Dow Jones Industrial Average. Performance
information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, a Fund may provide additional information, such as the particular category to which it related, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    Performance information for a Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown.

    All performance information that a Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Fund's shares when redeemed may be more or less than their original cost.

                INVESTMENT STRATEGIES, POLICIES AND PRACTICES

     This SAI supplements the information contained in the Prospectuses and contains more detailed information about the investment strategies and policies W&R Funds' investment manager, Waddell & Reed Investment
Management Company (WRIMCO), may employ and the types of instruments in which a Fund may invest, in pursuit of a Fund's goal(s). A summary of the risks associated with these instrument types and investment practices is included as well.

    WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its goal(s). See
Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental (e.g., operating) investment restrictions and policies of each Fund.

W&R Asset Strategy Fund

     W&R Asset Strategy Fund allocates its assets among the following classes, or types, of investments:

    The short-term class includes all types of domestic and foreign securities and money market instruments with remaining maturities of three years or less. WRIMCO will seek to maximize total return within the short-
term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include corporate debt securities, such as commercial paper and notes;
government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

    The bond class includes all varieties of domestic and foreign fixed-
income securities with remaining maturities greater than three years.
WRIMCO seeks to maximize total return within the bond class by adjusting
W&R Asset Strategy Fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the short-term class, these securities may be denominated in U.S. dollars or foreign currency. W&R Asset Strategy Fund may not invest more than 35% of its total assets in lower quality, high-yielding debt securities.

    The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). WRIMCO seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that WRIMCO believes to have superior growth potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

    WRIMCO seeks to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

    In making asset allocation decisions, WRIMCO typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns.

    The ability of W&R Asset Strategy Fund to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to a general decline.

     Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the price of gold, silver or platinum may fluctuate widely. The sole source of return to W&R Asset Strategy Fund from such investments will be gains realized on sales; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. W&R Asset
Strategy Fund's direct investment in precious metals is limited by tax considerations. See Taxes.

W&R High Income Fund

     W&R High Income Fund may invest in certain high-yield, high-risk, non-
investment grade debt securities rated BB or below by Standard & Poor's
(S&P) or Ba or below by Moody's Corporation (Moody's) or, if unrated, judged by WRIMCO to be of equivalent quality (commonly referred to as junk bonds). The market for such securities may differ from that for investment grade debt securities. See the discussion below for information about the risks associated with non-investment grade debt securities. See Appendix A to this SAI for a more complete description of bond ratings.

W&R Money Market Fund

     W&R Money Market Fund may only invest in the money market obligations and instruments listed below. In addition, as a money market fund, and in order for the Fund to use the amortized cost method of valuing its portfolio securities, the Fund must comply with Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act). Under Rule 2a-7, investments are limited to those that are U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization (NRSRO) or are comparable unrated securities. See Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except U.S. Government securities) to no more than 5% of the Fund's total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO or comparable unrated securities are limited to no more than 5% of the Fund's total assets, with investment in such securities of any one issuer being limited to the greater of one percent of the Fund's total assets or $1,000,000. In accordance with Rule 2a-7, the Fund may invest in securities with a remaining maturity of not more than 397 calendar days. See discussion under
Determination of Offering Price.

       (1)  U.S. Government Securities:  See the section entitled U.S.
Government Securities.

      (2)  Bank Obligations and Instruments Secured Thereby:  Subject to
the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated
period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Directors or WRIMCO, to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

       (3)  Commercial Paper Obligations Including Variable Amount Master
Demand Notes:  Commercial paper rated as described above. A variable amount master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional investor.

       (4)  Corporate Debt Obligations:  Corporate debt obligations if they are rated as described above.

       (5)  Canadian Government Obligations:  Obligations of, or
obligations guaranteed by, the Government of Canada, a Province of Canada
or any agency, instrumentality or political subdivision of that Government or any Province. The Fund will not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the
Money Market Fund.

       (6)  Certain Other Obligations:  Obligations other than those listed in (1) through (5) (such as municipal obligations) only if any such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the Fund is eligible to hold under Rule 2a-7.

     The value of the obligations and instruments in which the Fund invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Fund buys an obligation or instrument, its value may go down; if these rates go down, its value may go
up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Securities - General

    The main types of securities in which the Funds may invest include common stock, preferred stock, debt securities and convertible securities.
Although common stocks and other equity securities have a history of long-
term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. A Fund (other than W&R Money
Market Fund) may invest in preferred stock rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality, subject to each Fund's limitations. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise.
Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

    Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by a Fund. WRIMCO continuously monitors the issuers of lower-rated debt securities in a Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the
Fund's shareholders.

    A Fund (other than W&R Money Market Fund) may invest in debt securities rated in any rating category of the established rating services, subject to each Fund's limitations, including securities rated in the lowest category (securities rated D by S&P and C by Moody's). Debt securities rated D by S&P or C by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by
Moody's are considered to be investment grade debt securities however, securities rated BBB or Baa may have speculative characteristics. In addition, a Fund will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

     While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed.

    Each of the Funds (other than W&R Money Market Fund and W&R Municipal
Bond Fund) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash.
Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

    Each Fund (other than W&R Money Market Fund and W&R Municipal Bond
Fund) may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in the value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

    Each of the Funds (other than W&R Money Market Fund and W&R Municipal
Bond Fund) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock
(plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected
to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

    Bank Deposits

    Among the debt securities in which the Funds may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit
Insurance Corporation insures the principal of such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a
Fund may invest in them only within the limit mentioned under Illiquid
Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

    Borrowing

     From time to time W&R Mid Cap Growth Fund may increase its ownership of securities by borrowing on an unsecured basis at fixed rates of interest and investing the borrowed funds. Any such borrowing will be made only from banks and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. This 300% limit is contained in the 1940 Act. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, it is required within three days to reduce its bank debt to the extent necessary to meet that requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

     Interest on money borrowed is an expense W&R Mid Cap Growth Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Borrowing for investment increases both investment opportunity and risk. Since substantially all of the Fund's assets may fluctuate in value, but borrowing obligations are fixed, the net asset value per share correspondingly will tend to increase and decrease more when the portfolio assets increase or decrease in value than would otherwise be the case. This factor is known as leverage.

    Foreign Securities and Currencies

     The Funds (other than W&R Limited-Term Bond Fund and W&R Municipal
Bond Fund) may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts, in registered form, are U. S.
dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

    WRIMCO believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WRIMCO believes that a Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

     However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S.
markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

    Investing abroad also involves different political and economic risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-
sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that
WRIMCO will be able to anticipate these potential events or counter their effects.

    The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France,
Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    Certain foreign securities impose restrictions on transfer within the
United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

    The Funds could also be adversely affected by the conversion of certain European currencies into the euro. This conversion, which is underway, is scheduled to be completed in 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

    Each of the Funds (other than W&R Limited-Term Bond Fund, W&R Money
Market Fund and W&R Municipal Bond Fund) may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See Options,
Futures and Other Strategies - Forward Currency Contracts.

    The only foreign securities in which Money Market Fund may invest are
Canadian Government obligations, foreign bank obligations and obligations of foreign branches of domestic banks, all of which must be U.S. dollar-denominated.

    Investments in obligations of domestic branches of foreign banks will not be considered to be foreign securities if WRIMCO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal or state chartered domestic banks doing business in the same jurisdiction.

    Illiquid Investments

    Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

    (1)  repurchase agreements not terminable within seven days;
    (2)  restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Directors;
    (3)  non-government stripped fixed-rate mortgage-backed securities;
    (4)  bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
    (5)  over-the-counter (OTC) options and their underlying collateral;
    (6)  securities for which market quotations are not readily available; and
    (7)  securities involved in swaps, caps, floor and collar
         transactions.

    The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    Indexed Securities

     Each Fund (other than W&R Money Market Fund and W&R Municipal Bond
Fund) may purchase indexed securities, which are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators, subject to its operating policy regarding derivative instruments. Subject to the requirements of Rule 2a-7, W&R Money Market
Fund may purchase securities the value of which varies in relation to the value of financial indicators such as other securities, securities indexes or interest rates, as long as the indexed securities are U.S. dollar-
denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates.
Indexed securities may be more volatile than the underlying securities.
Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.
Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-
denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks,
corporations, and certain U.S. Government agencies. WRIMCO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of W&R Asset Strategy Fund's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

    Investment Company Securities

    Certain Funds may purchase securities of closed-end investment companies. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

     W&R Asset Strategy Fund may purchase securities of another investment company subject to the restrictions and limitations of the 1940 Act.

    Lending Securities

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Fund's income. If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under a Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by WRIMCO.

     Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than
100% of the market value of the securities loaned. Under the present
Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank)
must be satisfactory to the Fund. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the
Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on.
The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules which may be changed without shareholder vote as to (1) whom securities may be loaned, (2) the investment of cash collateral, or (3) voting rights.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in collateral should the borrower of the securities fail financially.

    Loans and Other Direct Debt Instruments

    Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. W&R Asset Strategy Fund may invest in direct debt instruments, subject to its policies regarding the quality of debt securities.

    Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If W&R Asset Strategy Fund does not receive scheduled interest or principal payments on such indebtedness, the
Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.
Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

    Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to W&R Asset Strategy Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on WRIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the
Fund.

    A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, W&R Asset Strategy Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

    Investments in direct debt instruments may entail less legal protection for W&R Asset Strategy Fund. Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

    For purposes of the limitations on the amount of total assets that W&R
Asset Strategy Fund will invest in any one issuer or in issuers within the same industry, the Fund generally will treat the borrower as the issuer of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, Securities and
Exchange Commission (SEC) interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

    Money Market Instruments

    Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S.
Government securities, commercial paper and other short-term corporate obligations, and certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

    Mortgage-Backed and Asset-Backed Securities

      Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-
class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.
Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

    The U.S. Government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie
Mae, Fannie Mae or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-
backed securities that are guaranteed, directly or indirectly, by the U.S.
Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

    The Funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Funds may invest in them as long as WRIMCO determines they are consistent with the Fund's goals and investment policies.

      Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-
backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

    For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other
CMOs involve special risks, and evaluating them requires special knowledge.

    Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above.
However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-
backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

       Special Characteristics of Mortgage-Backed and Asset-Backed
Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions.
Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a
12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-
related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly.
However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-
backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some
CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

    Municipal Bonds

    Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. In general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source.

     A special class of bonds issued by state and local government authorities and agencies are private activity bonds (PABs). Only those PABs the interest on which is free from Federal income taxation (although the interest may be an item of tax preference for purposes of the Federal alternative minimum tax (AMT)) will be considered municipal bonds for purposes of W&R Municipal Bond Fund's investment policies. In general, PABs are revenue bonds and are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. They generally depend for their credit quality on the credit standing of the company involved. Therefore, to the extent the Fund invests a significant amount of its total assets in bonds issued by entities in any one industry, it will be subject to the risks inherent in the industry to which the issuer belongs.

     For example, a hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management and medical capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible Federal legislation limiting the rates of increase of hospital charges. Significant events impacting the hospital industry in any one of these areas might adversely affect the industry's ability to service its debt or to pay principal when due.

     Life care facilities are an alternative form of long-term housing for the elderly. They are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in the process. The facilities may also be impacted by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies.
They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

    Municipal leases and participation interests therein are another specific type of municipal bond. The factors that WRIMCO considers in determining whether any rated municipal lease obligations are liquid include the following:  (1) the frequency of trades and quotes for the obligations; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the securities; (4) the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer; (5) the likelihood that the marketability of the obligation will be maintained through the time the instrument is held; (6) the credit quality of the issuer and the lessee; and (7) the essentiality to the lessee of the property covered by the lease. Unrated municipal lease obligations are considered illiquid. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a variety of equipment and facilities. The Funds have not held and do not intend to hold such obligations directly as a lessor of the property but may from time to time purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

    Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt, including voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts have evolved as means for governmental issuers to acquire property and equipment without being required to meet these constitutional and statutory requirements. Many leases and contracts include non-appropriation clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the legislative body on a yearly or other periodic basis. Non-
appropriation clauses free the issuer from debt issuance limitations. In determining the liquidity of a municipal lease obligation, WRIMCO will differentiate between direct interests in municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-
backed revenue bond, a tax-exempt asset-backed security or any other investment structure using a municipal lease-purchased agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

     WRIMCO and the Funds rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuers obligations is excludable from gross income for Federal income tax purposes. If a court holds that interest on an obligation held by W&R Municipal Bond Fund is not excludable from gross income for Federal income tax purposes, the Fund will sell the obligation as soon as possible, but it might incur a loss upon such sale.

     With respect to ratings of municipal bonds (see Appendix A to this
SAI), now or in the future, S&P or Moody's may use different rating designations for municipal bonds depending on their maturities on issuance or other characteristics. For example, Moody's currently rates the top four categories of municipal notes (i.e., municipal bonds generally with a maturity at the time of issuance ranging from six months to three years) as
MIG 1, MIG 2, MIG 3 and MIG 4. A Fund is not required to dispose of any municipal bond if its rating falls below the rating required for its purchase, nor does such a fall in rating affect the amount of unrated municipal bonds that a Fund may buy.

   Options, Futures and Other Strategies

       General. WRIMCO may use certain options, futures contracts
(sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage the risks of the Fund's investments that can affect fluctuation in its NAV.

    Generally, a Fund may purchase and sell any type of Financial
Instrument. However, as an operating policy, the Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial
Instrument is primarily measured. If a Fund is authorized to invest in foreign securities, it may purchase and sell foreign currency derivatives.

     Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire.
Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the
Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (the SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission
(the CFTC). In addition, a Fund's ability to use Financial Instruments is limited by tax considerations. See Taxes.

     In addition to the instruments, strategies and risks described below,
WRIMCO expects to discover additional opportunities in connection with
Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with a
Fund's goal(s) and permitted by a Fund's investment limitations and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

       Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1)  Successful use of most Financial Instruments depends upon
WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2)  There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial
Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.
Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the
Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3)  If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because WRIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial
Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

     (4)  As described below, a Fund might be required to maintain assets as cover, maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e.,
Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

    (5)  A Fund's ability to close out a position in a Financial
Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

       Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. Each
Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.
A Fund will not enter into any such transactions unless it owns either (1)
an offsetting (covered position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

       Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

    The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the
Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

       Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Fund's NAV being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United
States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-
listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time.
Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.
The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

       Options On Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

       Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.
However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

       OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

    Generally, OTC foreign currency options used by a Fund are European-
style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

       Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes.
Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value.
Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.
Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.
In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

       Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

       Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, the
Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

     Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

       Foreign Currency Hedging Strategies -- Special Considerations. A
Fund, if permitted, may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such
Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the
U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by
U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

       Forward Currency Contracts. Each Fund (other than W&R Limited-Term
Bond Fund, W&R Money Market Fund and W&R Municipal Bond Fund) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term)
from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

     The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for
U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S.
dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     A Fund also may use forward currency contracts to attempt to enhance income or yield. A Fund could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

     Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to a Fund or that WRIMCO will hedge at an appropriate time.

       Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

       Turnover. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The
Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

       Swaps, Caps, Floors and Collars. A Fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

    Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield because these agreements may affect the Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-
backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Caps and floors have an effect similar to buying or writing options.

     The creditworthiness of firms with which a Fund enters into swaps, caps or floors will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the 1940 Act. Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. WRIMCO and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.

   Repurchase Agreements

     A Fund may purchase securities subject to repurchase agreements. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer)
agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

    The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by
WRIMCO.

   Restricted Securities

    Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the
Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

    There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the
Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See
Illiquid Investments.

   U.S. Government Securities

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S.
Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Fannie Mae (also known as the Federal National Mortgage
Association), Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association (Ginnie Mae), General Services Administration, Central Bank for
Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation (Freddie Mac), Farm Credit Banks, Maritime Administration, the
Tennessee Valley Authority, the Resolution Funding Corporation and the
Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie
Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. A Fund will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is acceptable.

     U.S. Government securities may include mortgage-backed securities issued by U.S. Government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed
Securities. Timely payment of principal and interest on Ginnie Mae pass-
throughs is guaranteed by the full faith and credit of the United States.
Freddie Mac and Fannie Mae are both instrumentalities of the U.S.
Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

   Variable or Floating Rate Instruments

    Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

   Warrants and Rights

    Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might
be. They are also generally less liquid than an investment in the underlying shares.

   When-Issued and Delayed-Delivery Transactions

     Each Fund may purchase securities in which it may invest on a when-
issued or delayed-delivery basis or sell them on a delayed-delivery basis.
In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-
delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its net asset value per share. When the
Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

    Ordinarily the Fund purchases securities on a when-issued or delayed-
delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if WRIMCO decides it is advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

   Zero Coupon Securities

     Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest;
instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable maturities that make current distributions of interest in cash.

    A Fund may invest in zero coupon securities that are stripped U.S.
Treasury notes and bonds, zero coupon bonds of corporate issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year.
Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends paid to its shareholders. Those dividends will be paid from the Fund's cash assets or by liquidation of portfolio securities, if necessary, at a time when the Fund otherwise might not have done so.

    A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury
Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury
Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of
Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution
Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Investment Restrictions and Limitations

     Certain of the Funds' investment restrictions and other limitations are described in this SAI. The following are each Fund's fundamental investment restrictions set forth in their entirety, which, like each
Fund's goal(s), cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67%
or more of a Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

     (1) Each Fund (other than W&R Asset Strategy Fund) may not buy real estate, any nonliquid interests in real estate investment trusts or interests in real estate limited partnerships; however, each of these Funds may buy obligations or instruments that it
         otherwise may buy even though the issuer invests in real estate or interests in real estate. W&R Asset Strategy Fund may not invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of
         securities (but this shall not prevent this Fund from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests
         therein, nor shall this prevent this Fund from purchasing
         interests in pools of real estate mortgage loans);

     (2) Each Fund (other than W&R Asset Strategy Fund) may not acquire shares of an investment company that issues redeemable
         securities. Each Fund (other than W&R Asset Strategy Fund, W&R
         Limited-Term Bond Fund, W&R Money Market Fund or W&R Municipal
         Bond Fund) may buy shares of an investment company that does not issue redeemable securities if the Fund does so in a regular transaction in the open market and in compliance with the
         requirements of the 1940 Act. Each of these Funds may purchase such securities if, as a result of such purchase, no more than
         10% of its total assets are invested in such securities.

         As operating policies, W&R High Income Fund and W&R Science and
         Technology Fund do not intend to invest more than 5% of their respective total assets in such securities; W&R Asset Strategy
         Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act;

         Notwithstanding the foregoing, each of the Funds (other than W&R
         Limited-Term Bond Fund, W&R Money Market Fund or W&R Municipal
         Bond Fund) may also acquire investment company shares as part of a merger, consolidation or other reorganization;

     (3)  No Fund may lend money or other assets, other than through certain limited types of loans; however, each Fund may buy debt securities and other obligations consistent with its goal(s) and its other investment policies and restrictions, may enter into repurchase agreements (see Repurchase Agreements) and, except W&R
         Municipal Bond Fund, may lend its portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act and as consistent with its goal(s) and its other investment policies and restrictions;

          The following interpretation applies to, but is not part of, this fundamental restriction:  the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (4) No Fund may invest for the purpose of exercising control or management of another issuer;

     (5)  No Fund may sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other
         financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and
         (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

     (6)  No Fund may engage in the underwriting of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under Federal securities laws;

     (7)  No Fund may invest in a security if, as a result, it would own more than 10% of the outstanding voting securities of an issuer, or if more than 5% of a Fund's total assets would be invested in securities of that issuer, provided that U.S. Government
         securities are not subject to this limitation and up to 25% of the total assets of each Fund may be invested without regard to these restrictions;

     (8) No Fund (other than W&R Science and Technology Fund) may buy a security, except for U.S. Government securities, if, as a result,
         25% or more of the Fund's total assets would then be invested in securities of issuers having their principal business activities in the same industry, except for municipal bonds (other than
         PABs) for W&R Municipal Bond Fund and except for bank obligations and instruments for W&R Money Market Fund;

     (9) W&R Money Market Fund and W&R Municipal Bond Fund may not
         purchase warrants;

   (10)  Each Fund (other than W&R Asset Strategy Fund) may not purchase or sell physical commodities; however, this policy does not prevent these Funds (other than W&R Money Market Fund) from purchasing and selling foreign currency (other than W&R Limited-
          Term Bond Fund or W&R Municipal Bond Fund), futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments. W&R Asset Strategy Fund may not purchase or sell physical commodities, except that this Fund may purchase and sell precious metals for temporary, defensive purposes; however, this policy shall not prevent this Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

    (11) No Fund may issue senior securities. Each Fund may, however, issue additional series and classes of shares in accordance with the Articles of Incorporation.

         Each Fund (other than W&R Asset Strategy Fund and W&R Mid Cap
         Growth Fund) may not borrow money, except that these Funds may borrow money (and pledge assets in connection therewith) from banks for temporary, extraordinary or emergency purposes but only up to 5% of their respective total assets (10% of the total assets of W&R Money Market Fund).

         W&R Asset Strategy Fund may borrow money only for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets
         (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of W&R Asset Strategy Fund's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the
         33 1/3% limitation. For purposes of this limitation, three days means three days, exclusive of Sundays and holidays.

         W&R Money Market Fund may not pledge, mortgage, or hypothecate assets as security for indebtedness except to secure permitted borrowings;

   (12)  Each Fund (except W&R Asset Strategy Fund) may not invest in interests in oil, gas or mineral leases or mineral development programs, including oil and gas limited partnerships;

  (13)   At least 80% of W&R Municipal Bond Fund's net assets will be invested during normal market conditions in municipal bonds; and

  (14)   No Fund may participate on a joint, or a joint and several basis, in any trading account in securities.

       The method of determining who is an issuer for purposes of the 5%
limitation in fundamental restriction (7) is non-fundamental. In particular, in applying this limitation:

    (a)  For municipal bonds created by a particular government but backed only by the assets and revenues of a subdivision of that
         government, such as an agency, instrumentality, authority or other subdivision, the Fund considers such subdivision to be the issuer;

    (b)  For PABs, the nongovernmental user of facilities financed by them is considered a separate issuer; and

    (c)  W&R Municipal Bond Fund considers a guarantee of a municipal bond to be a separate security that would be given a value and
         included in the limitation if the value of all municipal bonds created by the guarantor and owned by the Fund exceeds 10% of the value of the Fund's total assets.

      The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval:

     (1) During normal market conditions, at least 65% of the total assets of W&R Small Cap Growth Fund will be invested in small-cap growth stocks; at least 65% of the total assets of W&R Large Cap Growth
         Fund will be invested in large-cap growth stocks; at least 65% of the total assets of W&R Mid Cap Growth Fund will be invested in mid-cap growth stocks; at least 65% of the total assets of W&R
         International Growth Fund will be invested in growth stocks; and
         at least 65% of W&R Tax-Managed Equity Fund's total assets will be invested in equity securities.

    (2)  During normal market conditions, at least 80% of W&R
         International Growth Fund's total assets will be invested in foreign securities and at least 65% of its total assets will be invested in at least three different countries outside the United
         States. W&R International Growth Fund may not purchase a foreign security if, as a result of such purchase, more than 75% of its total assets would be invested in issuers of any one foreign country.

    (3)  During normal market conditions, W&R Science and Technology Fund will not invest in any securities other than science securities or technology securities if, as a result, more than 20% of its total assets would be invested in such other securities.

    (4)  At least 65% of W&R High Income Fund's total assets will be invested during normal market conditions to seek a high level of current income. W&R High Income Fund will not purchase a common stock if, as a result, more than 20% of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The
         Fund does not currently intend to invest more than 10% of its total assets in non-dividend-paying common stocks.

    (5)  W&R Municipal Bond Fund does not intend to invest more than 50%
         of its total assets in PABs. Up to 10% of W&R Municipal Bond
         Fund's total assets may be invested in debt securities other than municipal bonds. The Fund will have less than 25% of its total assets in securities of issuers located in any single state.

    (6)  At least 65% of W&R Limited-Term Bond Fund's total assets will be invested during normal market conditions in bonds, and at least
         65% of W&R Municipal Bond Fund's total assets will be invested during normal market conditions in bonds exclusive of other municipal debt obligations.

    (7)  W&R Money Market Fund may not purchase the securities of any one issuer (other than U.S. Government securities) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7. W&R Money Market Fund may not invest more than 5%
         of its total assets in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities, with investments in such
         securities of any one issuer (except U.S. Government securities)
         limited to the greater of 1% of the Fund's total assets or
         $1,000,000, as determined in accordance with Rule 2a-7.

    (8)  Each Fund (other than W&R Asset Strategy Fund, W&R High Income
         Fund and W&R Money Market Fund) does not currently intend to invest in non-investment grade debt securities and unrated securities judged by WRIMCO to be of equivalent quality if, as a result, more than 5% of its total assets, respectively, would consist of such investments. W&R Asset Strategy Fund may not invest more than 35% of its total assets in non-investment grade debt securities. W&R High Income Fund may invest all of its assets in non-investment grade debt securities. W&R Limited-Term
         Bond Fund does not currently intend to invest more than 50% of its total assets in securities rated in the lowest tier of investment grade debt securities (those rated BBB by S&P or Baa by Moody's). At least 80% of W&R Municipal Bond Fund's net assets will consist of municipal bonds of investment grade. W&R Money
         Market Fund may not invest in non-investment grade debt
         securities.

    (9)  Subject to the diversification requirements of Rule 2a-7, W&R
         Money Market Fund may invest up to 10% of its total assets in
         Canadian Government obligations. W&R Money Market Fund may not invest more than 25% of its total assets in a combination of
         Canadian Government obligations and foreign bank obligations.

  (10)   W&R Asset Strategy Fund currently intends to limit its
         investments in foreign securities, under normal market
         conditions, to no more than 50% of its total assets. W&R High
         Income Fund may invest an unlimited amount of its total assets in foreign securities.

  (11)   Each of W&R Core Equity Fund and W&R Small Cap Growth Fund may
         invest up to 10% of its net assets, and W&R Science and
         Technology Fund may invest up to 20% of its net assets, in foreign securities. Each of W&R Large Cap Growth Fund, W&R Mid
         Cap Growth Fund and W&R Tax-Managed Equity Fund may invest up to
         25% of its total assets, respectively, in foreign securities. W&R
         Limited-Term Bond Fund and W&R Municipal Bond Fund may not invest in foreign securities.

  (12)   W&R Asset Strategy Fund, W&R Limited-Term Bond Fund and W&R
         Municipal Bond Fund do not currently intend to invest more than
         5% of their respective total assets in when-issued and delayed delivery transactions.

  (13)   Each Fund may not purchase a security if, as a result, more than
         10% (15% for W&R Asset Strategy Fund, W&R Large Cap Growth Fund,
         W&R Mid Cap Growth Fund and W&R Tax-Managed Equity Fund) of its
         net assets would consist of illiquid investments.

  (14)   To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a
         CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions
         (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of that Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of a
         Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

  (15)   W&R Asset Strategy Fund may borrow money only from a bank. The
         Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

  (16)   W&R Mid Cap Growth Fund may borrow only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all
         borrowings including the proposed borrowing.

   (17)  W&R Asset Strategy Fund does not currently intend to invest in money market instruments rated below the highest rating category by S&P or Moody's, or if unrated, judged by WRIMCO to be of equivalent quality; provided, however, that the Fund may invest in a money market instrument rated below the highest rating category by S&P or Moody's if such instrument is subject to a letter of credit or similar unconditional credit enhancement that is rated A-1 by S&P or P-1 by Moody's, or if unrated, judged by
         WRIMCO to be of equivalent quality.

  (18)   W&R Asset Strategy Fund does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt
         instruments. (This limitation does not apply to purchases of debt securities and other obligations or to repurchase agreements.)

  (19)   W&R Asset Strategy Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

  (20)   W&R Money Market Fund will not invest in any security whose interest rate or principal amount to be repaid, or timing of repayments, varies or floats with the value of a foreign
         currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or currency other than U.S.
         dollars.

    An investment policy or limitation that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, a Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Portfolio Turnover

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A
Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

    The portfolio turnover rates for the fiscal years ended March 31, 2001 and 2000 for each of the Funds then in existence were as follows:

                                      2001        2000
W&R Asset Strategy Fund               214.77%     204.12%
W&R Core Equity Fund (formerly,
Total Return Fund)                     39.02%      75.64%
W&R High Income Fund                  114.89%      71.31%
W&R International Growth Fund         103.03%     125.71%
W&R Large Cap Growth Fund              75.42%          NA
W&R Limited-Term Bond Fund             16.10%      37.02%
W&R Mid Cap Growth Fund               110.18%          NA
W&R Money Market Fund                      NA          NA
W&R Municipal Bond Fund                34.78%      16.95%
W&R Science and Technology Fund       111.25%      44.19%
W&R Small Cap Growth Fund              47.85%      82.24%
W&R Tax-Managed Equity Fund            73.46%          NA

    The portfolio turnover rate for the common stock portion of W&R Asset
Strategy Fund's portfolio for the fiscal year ended March 31, 2001 was
168.47%; the rate for the remainder of the portfolio was 86.33%.

    The increase in the turnover rate for W&R Science and Technology Fund from 2000 to 2001 is due, primarily, to the appointment of a new portfolio manager as of April 2000, as well as due to the active management of the
Fund and the volatility of the market during the period.

    A high turnover rate will increase transaction costs and commission costs that will be borne by the Funds and could generate taxable income or loss.

                  INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

     W&R Funds has an Investment Management Agreement (the Management
Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The address of WRIMCO and Waddell & Reed, Inc. is 6300 Lamar
Avenue, P.O. Box 29217, Shawnee Mission, Kansas  66201-9217. Waddell &
Reed, Inc. is W&R Fund's principal underwriter and distributor.

    The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (the
Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with W&R Funds. The Management
Agreement contains detailed provisions as to the matters to be considered by the Board of Directors prior to approving any Shareholder Servicing
Agreement or Accounting Services Agreement.

Waddell & Reed Financial, Inc.

     WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. Waddell &
Reed, Inc. is a wholly owned subsidiary of Waddell & Reed Financial
Services, Inc., a holding company which is a wholly owned subsidiary of
Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission,
Kansas 66201-9217.

    WRIMCO and/or its predecessors have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Funds and W&R Target Funds, Inc. since each company's inception.
Waddell & Reed, Inc. serves as principal underwriter for W&R Funds, Waddell
& Reed Advisors Funds and acts as principal underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target
Funds, Inc. is the underlying investment vehicle.

Shareholder Services

     Under the Shareholder Servicing Agreement entered into between W&R
Funds and Waddell & Reed Services Company (the Agent), a subsidiary of
Waddell & Reed, the Agent performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to W&R Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of
Directors without shareholder approval.

Accounting Services

     Under the Accounting Services Agreement entered into between W&R Funds and the Agent, the Agent provides W&R Funds with bookkeeping and accounting services and assistance, including maintenance of Fund records, pricing of
Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new
Accounting Services Agreement, or amendments to an existing one, may be approved by the Board of Directors without shareholder approval.

Payments for Management, Accounting and Shareholder Services

     Under the Management Agreement, for WRIMCO's management services, W&R
Funds pays WRIMCO a fee as described in the Prospectuses. The management fees paid to WRIMCO during the fiscal years ended March 31, 2001, 2000 and
1999 for each of the Funds then in existence were as follows:

                              2001         2000         1999
W&R Asset Strategy Fund     $  401,818   $  289,366   $  201,083
W&R Core Equity Fund
(formerly, Total Return
Fund)                        3,869,543    3,827,376    3,391,371
W&R High Income Fund              0[1]   136,556[1]      123,728
W&R International Growth     1,544,356    1,274,648      725,596
Fund
W&R Large Cap Growth Fund  69,709[1],[2]        NA           NA
W&R Limited-Term Bond             0[1]    30,177[1]      107,424
Fund
W&R Mid Cap Growth Fund       0[1],[2]           NA           NA
W&R Money Market Fund         0[1],[2]           NA           NA
W&R Municipal Bond Fund        138,980      202,017      226,707
W&R Science and
Technology Fund              1,723,401    1,213,722      130,141
W&R Small Cap Growth Fund    5,539,787    5,008,973    2,846,036
W&R Tax-Managed Equity        0[1],[2]           NA           NA

Fund
[1]Effective June 30, 1999, WRIMCO has voluntarily agreed to waive its investment management fee on any day that a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. If WRIMCO had not waived any portion of its fee, the management fees paid to WRIMCO by W&R High Income Fund, W&R Large Cap Growth Fund,
W&R Limited-Term Bond Fund, W&R Mid Cap Growth Fund, W&R Money Market Fund
and W&R Tax-Managed Equity Fund for the fiscal year ended March 31, 2001 would have been $126,954, $113,179, $95,901, $78,270, $20,736 and $25,656,
respectively. If WRIMCO had not waived any portion of its fee, the management fees paid to WRIMCO by W&R High Income Fund and W&R Limited-
Term Bond Fund for the fiscal year ended March 31, 2000 would have been
$161,459 and $116,160, respectively.
[2]For the period from 6/30/00, the date of initial public offering, to
3/31/01.

    For purposes of calculating the daily fee, W&R Funds does not include money owed to it by Waddell & Reed for shares which it has sold but not yet paid to W&R Funds. W&R Funds accrues and pays this fee daily.

     Under the Shareholder Servicing Agreement, effective September 30,
2000, with respect to Class A, Class B and Class C shares, each Fund pays the Agent a monthly fee as follows:

     For W&R Asset Strategy Fund, an amount payable on the first day of each month of $1.4125 for each account of the Fund which was in existence during any portion of the immediately preceding month.

    For W&R High Income Fund, W&R Limited-Term Bond Fund and W&R Municipal
Bond Fund, an amount payable on the first day of each month of $1.6125 for each account of the Fund which was in existence during any portion of the immediately preceding month.

    For W&R International Growth Fund, W&R Large Cap Growth Fund, W&R Mid
Cap Growth Fund, W&R Science and Technology Fund, W&R Small Cap Growth
Fund, W&R Tax-Managed Equity Fund and W&R Core Equity Fund, an amount payable on the first day of each month of $1.3375 for each account of a
Fund which was in existence during any portion of the immediately preceding month.

    For W&R Money Market Fund, an amount payable on the first day of each month of $1.75 for each account of the Fund which was in existence during any portion of the immediately preceding month and, in addition, for Class
A shares, the Fund also pays the Agent a monthly fee of $0.75 for each shareholder check it processes.

    With respect to Class Y shares, each Fund pays the Agent an amount payable on the first day of each month equal to 1/12 of .15 of 1% of the average daily net assets of the Class for the preceding month.

     Prior to September 1, 2000, with respect to Class A, Class B and Class
C shares, each Fund paid the Agent a monthly fee of $1.3125 for each shareholder account that was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution, of cash or shares, had a record date in that month. Each Fund also pays certain out-of-pocket expenses of the Agent, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by Agent in performing services under the Shareholder Servicing Agreement;
and costs of legal and special services not provided by Waddell & Reed,
WRIMCO or the Agent.

     Under the Accounting Services Agreement, each Fund pays the Agent a monthly fee of one-twelfth of the annual fee shown in the following table
(as amended September 1, 2000).

                          Accounting Services Fee

           Average Net Asset Level           Annual Fee
         (all dollars in millions)       Rate for Each Fund
         -------------------------       ------------------
         From $    0 to $   10                $      0
         From $   10 to $   25                $ 11,000
         From $   25 to $   50                $ 22,000
         From $   50 to $  100                $ 33,000
         From $  100 to $  200                $ 44,000
         From $  200 to $  350                $ 55,000
         From $  350 to $  550                $ 66,000
         From $  550 to $  750                $ 77,000
         From $  750 to $1,000                $ 93,500
              $1,000 and Over                 $110,000

     Plus, for each class of shares in excess of one, a Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

     Prior to September 1, 2000, the Accounting Services Fee structure was:

                           Accounting Services Fee

           Average Net Asset Level           Annual Fee
         (all dollars in millions)       Rate for Each Fund
         -------------------------       ------------------
         From $    0 to $   10                $      0
         From $   10 to $   25                $ 10,000
         From $   25 to $   50                $ 20,000
         From $   50 to $  100                $ 30,000
         From $  100 to $  200                $ 40,000
         From $  200 to $  350                $ 50,000
         From $  350 to $  550                $ 60,000
         From $  550 to $  750                $ 70,000
         From $  750 to $1,000                $ 85,000
              $1,000 and Over                 $100,000

     Fees paid to the Agent during the fiscal years ended March 31, 2001,
2000 and 1999 for each of the Funds then in existence were as follows:

                                  2001         2000         1999
W&R Asset Strategy Fund        $33,194      $20,833      $15,000
W&R Core Equity Fund
(formerly, Total Return
Fund)                           73,510       64,167       60,000
W&R High Income Fund            11,065       18,333       10,000
W&R International Growth        47,592       41,667       30,000
Fund
W&R Large Cap Growth Fund    10,840[1]           NA           NA
W&R Limited-Term Bond           11,065       10,000       10,000
Fund
W&R Mid Cap Growth Fund       5,913[1]           NA           NA
WW&R Money Market Fund        1,925[1]           NA           NA
W&R Municipal Bond Fund         22,129       20,000       20,000
W&R Science and
Technology Fund                 50,548       38,333       10,833
W&R Small Cap Growth Fund       76,467       66,667       54,167
W&R Tax-Managed Equity            0[1]           NA           NA
Fund

[1]For the period from 6/30/00, the date of initial public offering, to
   3/31/01.

     Because each Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above,
WRIMCO and the Agent, respectively, pay all of their own expenses in providing these services. Amounts paid by a Fund under the Shareholder
Servicing Agreement are described above. Waddell & Reed and its affiliates pay the Directors and officers of W&R Funds who are affiliated with
Waddell & Reed and its affiliates. The Funds pay the fees and expenses of the other Directors.

     Each Fund pays all of its other expenses. These include, for each
Fund, the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Arrangement

    Waddell & Reed acts as principal underwriter and distributor of the
Funds' shares pursuant to an underwriting agreement (the Underwriting
Agreement). The Underwriting Agreement requires Waddell & Reed to use its best efforts to sell the shares of the Funds but is not exclusive, and permits and recognizes that Waddell & Reed also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. Waddell & Reed is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, Waddell & Reed pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

    The aggregate dollar amounts of underwriting commissions for each Fund for Class A shares for the fiscal period ended March 31, 2001 were as follows:

W&R Asset Strategy Fund        $ 55,325
W&R Core Equity Fund
(formerly, Total Return
Fund)                            96,329
W&R High Income Fund             10,912
W&R International Growth         90,757
Fund
W&R Large Cap Growth Fund       240,775
W&R Limited-Term Bond Fund        3,780
W&R Mid Cap Growth Fund         162,467
W&R Money Market Fund               ---
W&R Municipal Bond Fund           4,133
W&R Science and Technology
Fund                            137,599
W&R Small Cap Growth Fund       127,764
W&R Tax-Managed Equity Fund      46,961

     The aggregate dollar amounts of underwriting commissions for the Funds for Class B shares for the fiscal period ended March 31, 2001 were as follows:

W&R Asset Strategy Fund          $  693
W&R Core Equity Fund
(formerly, Total Return
Fund)                             3,712
W&R High Income Fund                 46
W&R International Growth             19
Fund
W&R Large Cap Growth Fund           425
W&R Limited-Term Bond Fund            0
W&R Mid Cap Growth Fund             352
W&R Money Market Fund                 0
W&R Municipal Bond Fund               0
W&R Science and Technology
Fund                              1,046
W&R Small Cap Growth Fund           629
W&R Tax-Managed Equity Fund           0

     The aggregate dollar amounts of underwriting commissions for the Funds for Class C shares for the fiscal year ended March 31, 2001 were as follows:

W&R Asset Strategy Fund         $ 2,300
W&R Core Equity Fund
(formerly, Total Return
Fund)                            16,363
W&R High Income Fund                235
W&R International Growth         15,985
Fund
W&R Large Cap Growth Fund         1,334
W&R Limited-Term Bond Fund          343
W&R Mid Cap Growth Fund           1,009
W&R Money Market Fund             2,709
W&R Municipal Bond Fund             562
W&R Science and Technology
Fund                             37,148
W&R Small Cap Growth Fund        27,077
W&R Tax-Managed Equity Fund         404

     The amounts retained by Waddell & Reed for each Fund for the fiscal year ended March 31, 2001 were as follows:

W&R Asset Strategy Fund       $(39,927)
W&R Core Equity Fund
(formerly, Total Return
Fund)                         (181,255)
W&R High Income Fund           (13,190)
W&R International Growth       (72,580)
Fund
W&R Large Cap Growth Fund        31,259
W&R Limited-Term Bond Fund      (9,166)
W&R Mid Cap Growth Fund          18,016
W&R Money Market Fund             2,709
W&R Municipal Bond Fund         (3,235)
W&R Science and Technology
Fund                           (90,520)
W&R Small Cap Growth Fund     (208,144)
W&R Tax-Managed Equity Fund      11,478

    Under the Distribution and Service Plan (the Plan) for Class A shares adopted by W&R Funds pursuant to Rule 12b-1 under the 1940 Act, (Rule 12b-
1) each Fund (other than W&R Money Market Fund) may pay Waddell & Reed a fee not to exceed 0.25% of the Fund's average annual net assets attributable to Class A shares, paid monthly, to compensate Waddell & Reed for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares and/or the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

    Under the Plans adopted for Class B shares and Class C shares respectively, each Fund may pay Waddell & Reed a service fee not to exceed
0.25% of the Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed, Inc. for its services, either directly or through others, in connection with the provision of personal services to shareholders of that class and/or the maintenance of shareholder accounts of that class and a distribution fee not to exceed
0.75% of the Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed for its services, either directly or through others, in connection with the distribution of shares of that class. Under a Distribution and Service Plan for Class Y shares
(the Class Y Plan) adopted by W&R Funds pursuant to Rule 12b-1, each Fund pays Waddell & Reed daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the particular Fund's Class Y NAV.

    Waddell & Reed offers the Funds' shares through its financial advisors, registered representatives and sales managers and through other broker-dealers, banks and other appropriate intermediaries (collectively, the sales force). In distributing shares, Waddell & Reed will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Funds'
shares. The Plans permit Waddell & Reed to receive compensation for the class-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plans also contemplate that Waddell
& Reed may be compensated for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to shareholders of each Fund and/or maintaining shareholder accounts; increasing services provided to shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to shareholders of each Fund and/or maintenance of shareholder accounts; and in compensating broker-dealers who may regularly sell shares of the Funds, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Fund shares. Each
Plan and the Underwriting Agreement contemplate that Waddell & Reed may be compensated for these class-related distribution efforts through the distribution fee.

    The sales force and other parties may be paid continuing compensation based on the value of the shares held by shareholders to whom the member of the sales force is assigned to provide personal services, and Waddell &
Reed or its subsidiary, Waddell & Reed Services Company, as well as other parties may also provide services to shareholders through telephonic means and written communications. In addition to the dealer reallowance that may be applicable to Class A share purchases, as described in the Prospectuses,
Waddell & Reed may pay other broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares.

    For the fiscal period ended March 31, 2001, W&R Funds paid (or accrued) the following amounts to Waddell & Reed as distribution fees and service fees under the Class A Plan for each of the Funds:

                           Distribution   Service
Fund                           Fees         Fees
W&R Asset Strategy Fund          $  160     $ 1,821
W&R Core Equity Fund
(formerly, Total Return
Fund)                               298       3,431
W&R High Income Fund                 29         359
W&R International Growth            565       5,037
Fund
W&R Large Cap Growth Fund         1,639      15,331
W&R Limited-Term Bond                10         164
Fund
W&R Mid Cap Growth Fund           1,128       9,810
W&R Municipal Bond Fund              24         660
W&R Science and
Technology Fund                     715       6,154
W&R Small Cap Growth Fund           494       4,193
W&R Tax-Managed Equity              296       2,836
Fund
    For the fiscal period ended March 31, 2001, W&R Funds paid (or accrued) the following amounts to Waddell & Reed as distribution fees and service fees under the Class B Plan for each of the Funds:

                           Distribution   Service
Fund                           Fees         Fees
W&R Asset Strategy Fund         $ 4,998      $1,667
W&R Core Equity Fund
(formerly, Total Return
Fund)                            16,527       5,521
W&R High Income Fund              1,951         651
W&R International Growth          8,944       2,998
Fund
W&R Large Cap Growth Fund         8,540       2,854
W&R Limited-Term Bond             1,585         529
Fund
W&R Mid Cap Growth Fund           5,888       1,968
W&R Money Market Fund             1,071         357
W&R Municipal Bond Fund              78          26
W&R Science and
Technology Fund                  14,357       4,799
W&R Small Cap Growth Fund        21,269       7,083
W&R Tax-Managed Equity              819         273
Fund

    For the fiscal year ended March 31, 2001, W&R Funds paid (or accrued)
the following amounts to Waddell & Reed as distribution fees and service fees under the Class C Plan for each of the Funds:

                          Distribution   Service
Fund                           Fees         Fees
W&R Asset Strategy Fund      $  415,158    $138,329
W&R Core Equity Fund
(formerly, Total Return
Fund)                         4,098,789   1,367,079
W&R High Income Fund            149,780      49,777
W&R International Growth      1,302,678     438,541
Fund
W&R Large Cap Growth Fund        29,658       8,987
W&R Limited-Term Bond           134,974      44,045
Fund
W&R Mid Cap Growth Fund          14,396       4,707
W&R Money Market Fund            16,750       4,882
W&R Municipal Bond Fund         195,891      65,385
W&R Science and
Technology Fund               1,475,137     490,157
W&R Small Cap Growth Fund     4,735,107   1,594,488
W&R Tax-Managed Equity            6,807       2,053
Fund
    For the fiscal year ended March 31, 2001, W&R Funds paid (or accrued)
the following amounts to Waddell & Reed as distribution fees and service fees under the Class Y Plan for each of the Funds:

                           Distribution
Fund                       and Service
                              Fees
W&R Asset Strategy Fund         $ 1,348
W&R Core Equity Fund
(formerly, Total Return
Fund)                             5,635
W&R High Income Fund                 22
W&R International Growth         11,541
Fund
W&R Large Cap Growth Fund           515
W&R Limited-Term Bond             3,458
Fund
W&R Mid Cap Growth Fund             283
W&R Municipal Bond Fund               4
W&R Science and
Technology Fund                   3,882
W&R Small Cap Growth Fund        38,989
W&R Tax-Managed Equity               NA
Fund

    The distribution fees were paid to compensate Waddell & Reed for its expenses relating to sales force compensation, providing prospectuses and sales literature to prospective investors, advertising, sales processing, field office expenses and home office sales management in connection with the distribution of shares of a Fund. The service fees were paid to compensate Waddell & Reed for providing personal services to the particular
Fund's shareholders and for the maintenance of shareholder accounts.

    The only Directors or interested persons, as defined in the 1940 Act, of W&R Funds who have a direct or indirect financial interest in the operation of a Plan are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of
Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed. Each Plan is anticipated to benefit the applicable Fund and its shareholders affected by the particular Plan through Waddell & Reed's activities not only to distribute the affected shares of W&R Funds but also to provide personal services to shareholders of the affected class and thereby promote the maintenance of their accounts with W&R Funds. Each Fund anticipates that shareholders of a particular class may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of that Fund class, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal(s) of a Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Fund, to meet redemption demands. In addition, each
Fund anticipates that the revenues from the Plans will provide Waddell &
Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to each Fund and its affected shareholders. Each Plan and the Underwriting Agreement were approved by the Board of Directors, including the Directors who are not interested persons of W&R Funds or of Waddell & Reed and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter the Plan Directors).

    Among other things, the Plan for each class provides that (1) Waddell
& Reed will submit to the Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto are approved by the Directors including the
Plan Directors acting in person at a meeting called for that purpose, (3)
payments under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of that class of each affected Fund, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors shall be committed to the discretion of the Plan Directors.

    For the fiscal year ended March 31, 2000, Waddell & Reed earned deferred sales charges from each of the Funds with respect to Class C shares then in existence as follows:  W&R  Core Equity Fund - $450,125; W&R
Small Cap Growth Fund - $222,350; W&R Limited-Term Bond Fund - $21,714; W&R
Municipal Bond Fund - $85,655; W&R International Growth Fund - $72,554; W&R
Asset Strategy Fund - $33,466; W&R Science and Technology Fund - $48,775;
and W&R High Income Fund - $45,801. For the fiscal year ended March 31,
1999, Waddell & Reed earned $1,412,335 in deferred sales charges from W&R
Funds.

Custodial and Auditing Services

     The custodian for each Fund is UMB Bank, n.a., 928 Grand Boulevard,
Kansas City, Missouri. In general, the custodian is responsible for holding each Fund's cash and securities. Deloitte & Touche LLP, 1010 Grand
Boulevard, Kansas City, Missouri, the Funds' independent auditors, audits the Funds' financial statements.

Determination of Offering Price

     The NAV of each class of the shares of a Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

     Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectuses. The sales charge is paid to
Waddell & Reed. The price makeup as of March 31, 2001, which is the most recent balance sheet included in this SAI, was as follows:

      W&R Asset Strategy Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $11.98
    Add:  selling commission (5.75% of offering
      price) ....................................    0.73
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $12.71
                                                   ======

      W&R Core Equity Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $ 9.51
    Add:  selling commission (5.75% of offering
      price) ....................................    0.58
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $10.09
                                                   ======

      W&R High Income Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................   $8.54
    Add:  selling commission (5.75% of offering
      price) ....................................    0.52
                                                    -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........   $9.06
                                                    =====

      W&R International Growth Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $12.03
    Add:  selling commission (5.75% of offering
      price) ....................................    0.73
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $12.76
                                                   ======

      W&R Large Cap Growth Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $ 9.48
    Add:  selling commission (5.75% of offering
      price) ....................................    0.58
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $10.06
                                                   ======

      W&R Limited-Term Bond Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $10.17
    Add:  selling commission (4.25% of offering
      price) ....................................    0.45
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 95.75%) ...........  $10.62
                                                   ======

      W&R Mid Cap Growth Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................   $9.11
    Add:  selling commission (5.75% of offering
      price) ....................................    0.56
                                                    -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........   $9.67
                                                    =====

      W&R Municipal Bond Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $10.52
    Add:  selling commission (4.25% of offering
      price) ....................................    0.47
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 95.75%) ...........  $10.99
                                                   ======

       W&R Science and Technology Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $17.93
    Add:  selling commission (5.75% of offering
      price) ....................................    1.09
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $19.02
                                                   ======

      W&R Small Cap Growth Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................  $ 9.43
    Add:  selling commission (5.75% of offering
      price) ....................................    0.58
                                                   ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........  $10.01
                                                   ======

      W&R Tax-Managed Equity Fund

    NAV per Class A share (Class A
      net assets divided by Class A shares
      outstanding) ..............................   $7.19
    Add:  selling commission (5.75% of offering
      price) ....................................    0.44
                                                    -----
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........   $7.63
                                                    =====

    The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class Y share or certain Class A shares is the applicable Class NAV next calculated following acceptance of a purchase request, in good order.
The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed or an authorized third party properly receives and accepts your order. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased. Shares are normally issued for cash only.

     Waddell & Reed need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

     The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by a Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days:  New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day. W&R Money
Market Fund is designed so that the value of each share of each class of the Fund (the NAV per share) will remain fixed at $1.00 per share except under extraordinary circumstances.

     The securities in the portfolio of each Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-
party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Directors.

     Options and futures contracts purchased and held by a Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is
4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by a Fund will be either the closing price of that contract or the bid price.
Conversely, the value of a futures contract sold by a Fund will be either the closing purchase price or the asked price.

     When a Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If a Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Fund is exercised, the amount that the
Fund pays to purchase the related investment is decreased by the amount of the premium it received. If a Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Fund expires, it has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

    Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot (i.e., cash)
basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     W&R Money Market Fund operates under Rule 2a-7 which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Fund's shares would receive less investment income. The converse would apply in a period of rising interest rates.

     Under Rule 2a-7, the Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00.
Such procedures must include review of the Fund's portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's NAV calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

     For the purpose of determining whether there is any deviation between the value of the Fund's portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

     Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market quotations (see above) and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

     The procedures which the Board of Directors has adopted include changes in the dividends payable by the Fund under specified conditions, as further described under Taxes and Payments to Shareholders. The purpose of this portion of the procedures is to provide for the automatic taking of one of the actions which the Board of Directors might take should it otherwise be required to consider taking appropriate action.

Minimum Initial and Subsequent Investments

    For Class A, Class B and Class C shares, initial investments must be at least $500 (per Fund) with the exceptions described in this paragraph. A
$100 minimum initial investment pertains to exchanges of shares from one
Fund to another Fund. A $50 minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. A minimum initial investment of
$25 is applicable to purchases made through payroll deduction for or by employees of WRIMCO, Waddell & Reed, their affiliates or certain retirement plan accounts for these individuals. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount.

    For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million. There is no initial investment minimum for other Class Y investors.

Reduced Sales Charges (Applicable to Class A Shares only)
   Account Grouping

     Large purchases of Class A shares are subject to lower sales charges.
The schedule of sales charges appears in the Prospectuses. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of categories 1 through 7 listed below made by an individual or deemed to be made by an individual may be grouped with purchases in any other of these categories:

1.  Purchases by an individual for his or her own account (includes purchases under the W&R Funds Revocable Trust Form);

2.  Purchases by that individual's spouse purchasing for his or her own account (includes W&R Funds Revocable Trust Form of spouse);

3.  Purchases by that individual or his or her spouse in their joint account;

4.  Purchases by that individual or his or her spouse for the account of their child under age 21;

5.  Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors
    Act (UGMA) account;

6.  Purchases by that individual or his or her spouse for his or her individual retirement account (IRA), or salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended
    (the Code), provided that such purchases are subject to a sales charge
    (see Net Asset Value Purchases), tax-sheltered annuity account (TSA)
    or Keogh Plan account, provided that the individual and spouse are the only participants in the Keogh Plan; and

7.  Purchases by a trustee under a trust where that individual or his or her spouse is the settlor (the person who establishes the trust).

     For the foregoing categories, an individual's domestic partner is treated as his or her spouse.

     Examples:

     A.  Grandmother opens a UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account;

     B.  H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife;

     C.  H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name.

     D.  X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. If
         X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.

     All purchases of Class A shares made for a participant in a multi-
participant Keogh plan may be grouped only with other purchases made under the same plan; a multi-participant Keogh plan is defined as a plan in which there is more than one participant where one or more of the participants is other than the spouse of the owner/employer.

Example A: H has established a Keogh plan; he and his wife W are the only participants in the plan; they may group their purchases made under the plan with any purchases in categories 1 through 7 above.

Example B: H has established a Keogh Plan; his wife, W, is a participant and they have hired one or more employees who also become
           participants in the plan; H and W may not combine any purchases made under the plan with any purchases in categories 1 through
           7 above; however, all purchases made under the plan for H, W or any other employee will be combined.

     All purchases of Class A shares made under a qualified employee benefit plan of an incorporated business will be grouped. A qualified employee benefit plan is established pursuant to Section 401 of the Code.
All qualified employee benefit plans of any one employer or affiliated employers will also be grouped. An affiliate is defined as an employer that directly, or indirectly, controls or is controlled by or is under control with another employer. All qualified employee benefit plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

Example: Corporation X sets up a defined benefit plan; its subsidiary,
         Corporation Y, sets up a 401(k) plan; all contributions made under both plans will be grouped.

     All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers (as defined above) may be grouped provided that the employer elects to have all such purchases grouped at the time the plan is set up. If the employer does not make such an election, the purchases made by individual employees under the plan may be grouped with the other accounts of the individual employees described above in
Account Grouping.

     Account grouping as described above is available under the following circumstances.

   One-time Purchases

     A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Example: H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load of 4.75% provided that Waddell & Reed is advised that the purchases are entitled to grouping.

   Rights of Accumulation

     If Class A shares are held in any account and an additional purchase is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the NAV of the existing account(s) as of the date the new purchase is accepted by Waddell & Reed for the purpose of determining the availability of a reduced sales charge.

Example: H is a current Class A shareholder who invested in one of the
         Funds three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of that
         (or another) Fund. W's purchase will be combined with H's
         existing account and will be entitled to a reduced sales charge of 4.75%. H's original purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase.

     In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed that the purchaser is entitled to a reduced charge and provide Waddell & Reed with the name and number of the existing account(s) with which the purchase may be combined.

   Letter of Intent

     The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by
Waddell & Reed. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period.

     In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of
Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included.

Example: H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000.
         H has an IRA account and the Class A shares held under the IRA in a Fund have a NAV as of the date the LOI is accepted by Waddell &
         Reed of $15,000; H's wife, W, has an account in her own name invested in another Fund which charges the same sales load as the
         Fund, with a NAV as of the date of acceptance of the LOI of
         $10,000; H needs to invest $75,000 in Class A shares over the 13-
         month period in order to qualify for the reduced sales load applicable to a purchase of $100,000.

     A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed and will set forth the dollar amount of Class A shares which must be purchased within the 13-month period in order to qualify for the reduced sales charge.

     The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed within
20 days of Waddell & Reed's request for payment.

     If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply.

     An LOI does not bind the purchaser to buy, or Waddell & Reed to sell, the shares covered by the LOI.

     With respect to LOIs for $2,000,000 or purchases otherwise qualifying for no sales charge under the terms of the LOI, the initial investment must be at least $200,000.

    The value of any shares redeemed during the 13-month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI.

     LOIs are not available for purchases made under an SEP where the employer has elected to have all purchases under the SEP grouped.

    Other Funds in the Waddell & Reed Advisors Funds and W&R Funds

     Reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in the Waddell &
Reed Advisors Funds and W&R Funds subject to a sales charge (for clients of
Waddell & Reed and Legend Equities Corporation Legend). A purchase of Class
A shares, or Class A shares held, in any of the funds in the Waddell & Reed
Advisors Funds and/or the W&R Funds subject to a sales charge will be treated as an investment in the Fund for the purposes of determining the applicable sales charge. For these purposes, Class A shares of Waddell &
Reed Advisors Cash Management, Inc. or W&R Funds Money Market Fund that were acquired by exchange of another Waddell & Reed Advisors Fund or W&R
Funds Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account.

Net Asset Value Purchases of Class A Shares

     Class A shares of a Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed or of any of its affiliates, and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by
Waddell & Reed established for any of these eligible purchasers may also be at NAV. Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit Plan sponsored by Waddell & Reed or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from
Waddell & Reed, a Senior Financial Advisor. A custodian under a UGMA or
UTMA purchasing for the child or grandchild of any employee or Waddell &
Reed Financial Advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser.

     Until December 31, 2001, Class A shares may also be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds and the purchase is made within 60 days of such redemption.

    Purchases of Class A shares in a 401(k) plan having 100 or more eligible employees and purchases of Class A shares in a 457 plan having 100 or more eligible employees may be made at NAV.

     Purchases of Class A shares by certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of the Funds may be made at NAV.

     Shares may also be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

Reasons for Differences in Public Offering Price of Class A Shares

     As described herein and in the Prospectuses, there are a number of instances in which a Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation.
See the table of sales charges in the Prospectuses. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2)
certain quantity discounts are required by rules of the National
Association of Securities Dealers, Inc. (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charges on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows.
Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in the Funds and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted by the 1940 Act from the otherwise applicable restrictions as to what charge must be imposed.
Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, each Fund receives the
NAV per share of all shares sold or issued.

Flexible Withdrawal Service for Class A, Class B and Class C
Shareholders

     If you qualify, you may arrange to receive through the Flexible
Withdrawal Service (the Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class
C shares that you own of a Fund. It would be a disadvantage to an investor to make additional purchases of shares while a withdrawal program is in effect because it would result in duplication of sales charges. Class B and
Class C shares and certain Class A shares to which the CDSC otherwise applies that are redeemed under the Service are not subject to a CDSC.
Applicable forms to start the Service are available through Waddell & Reed
Services Company.

    The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. The withdrawal proceeds are not subject to the deferred sales charge, but only within these percentage limitations. The minimum withdrawal is $50 (per
Fund). The Service, and this exclusion from the deferred sales charge, does not apply to a one-time withdrawal.

     To qualify for the Service, you must have invested at least $10,000 in
Class A, Class B or Class C shares which you still own of any of the Funds, you must own Class A, Class B or Class C shares having a value of at least
$10,000. The value for this purpose is the value at the current offering price.

    You can choose to have your shares redeemed to receive:

     1. a monthly, quarterly, semiannual or annual payment of $50 or more;

     2. a monthly payment, which will change each month, equal to a percentage of the value of the shares in your account (you select the percentage); or

     3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

     Shares ordinarily are redeemed on the 20th day of the month in which the payment is to be made (or on the prior business day if the 20th is not a business day). Payments are usually made within five days of the redemption.

     Retirement plan accounts may be subject to a fee imposed by the plan custodian for use of the Service.

     The dividends and distributions on shares of a class of a Fund that you have made available for the Service are paid in additional shares of that class of the Fund. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in your account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, income or return on your investment.

     You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. Subject to the deferred sales charge, you may at any time redeem part or all of the shares of a Fund in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

     After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Exchange Privileges

    Class A Share Exchanges

     Once a sales charge has been paid on shares of a fund in W&R Funds or
Waddell & Reed Advisors Funds, these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for corresponding shares of another fund in W&R Funds or, for clients of
Waddell & Reed or Legend, another fund in Waddell & Reed Advisors Funds.
The shares you exchange must be worth at least $100 or you must already own shares of a fund in W&R Funds or in Waddell & Reed Advisors Funds into which you want to exchange.

     Except where the special rules described below apply, you may exchange
Class A shares you own in a Fund for Class A shares of another Fund or, for clients of Waddell & Reed or Legend, for Class A shares of a fund in
Waddell & Reed Advisors Funds, without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $2 million or more will be treated the same as shares on which a sales charge was paid.

     Special rules apply to W&R Limited-Term Bond Fund and W&R Municipal
Bond Fund shares. Class A shares of one of these Funds may be exchanged for
Class A shares of another Fund (or, for customers of Waddell & Reed or
Legend, for Class A shares of a fund within Waddell & Reed Advisors Funds)
only if (1) you received the shares to be exchanged as a result of one or more exchanges of shares on which a maximum sales charge was originally paid (currently, 5.75%), or (2) the shares to be exchanged have been held for at least six months from the date of the original purchase. However, you may exchange, and these restrictions do not apply to exchanges of,
Class A shares of W&R Limited-Term Bond, W&R Municipal Bond Fund or W&R
Money Market Fund (or, for clients of Waddell & Reed or Legend, Class A shares of Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell & Reed
Advisors Government Securities Fund, Inc., Waddell & Reed Advisors Cash
Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund,
Inc.).

    Class B Share Exchanges

     You may exchange Class B shares of one Fund for Class B shares of another Fund or, for clients of Waddell & Reed or Legend, for Class B shares of a fund in Waddell & Reed Advisors Funds without charge.

    The redemption of a Fund's Class B shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

   Class C Share Exchanges

     You may exchange Class C shares of one Fund for Class C shares of another Fund or, for customers of Waddell & Reed or Legend, for Class C shares of a fund in the Waddell & Reed Advisors Funds without charge.

    The redemption of a Fund's Class C shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

   Class Y Share Exchanges

    Class Y shares of a Fund may be exchanged for Class Y shares of any other Fund or for Class A shares of W&R Money Market Fund, and for clients of Waddell & Reed or Legend, for Class Y shares of a fund within Waddell &
Reed Advisors Funds.

   General Exchange Information

    The exchange will be made at the NAVs next determined after receipt of your written request in good order by W&R Funds. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

     These exchange rights may be eliminated or modified at any time by the
Funds, upon notice in certain circumstances. The Funds will typically limit activity deemed to be market timing by restricting the amount of exchanges permitted by a shareholder.

Retirement Plans and Other Tax-Deferred Accounts

     Your account may be set up as a funding vehicle for a retirement plan.
For individual taxpayers meeting certain requirements, Waddell & Reed, Inc.
offers model or prototype documents for the following retirement plans. All of these plans involve investment in shares of one or more of the Funds
(other than W&R Municipal Bond Fund or W&R Tax-Managed Equity Fund) or shares of certain other funds in Waddell & Reed Advisors Funds. The dollar limits specified below are for 2001 and may change for subsequent years.

      Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to an annual maximum of $2,000 (provided the investor has not reached age 70 1/2). For a married couple, the annual maximum is
$4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.
Generally, the contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; or 2) their adjusted gross income exceeds certain levels.
A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed
$150,000 is not affected by his or her spouse's active participant status.

    An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan
(including a custodial account under Section 403(b)(7) of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by Waddell & Reed.

    Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to $2,000 per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs).
For a married couple, the annual maximum is $4,000 ($2,000 for each spouse)
or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

    In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth
IRA and any of the investor's traditional IRAs may be converted into a Roth
IRA; these rollover distributions and conversions are, however, subject to
Federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

      Education IRAs. Although not technically for retirement savings,
Education IRAs provide a vehicle for saving for a child's higher education.
An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $500 to an Education IRA (or to each of multiple Education
IRAs), provided that no more than $500 may be contributed for any year to
Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or certain members of his or her family).

      Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 15% of compensation, subject to certain maximums, per year for each employee.

      Savings Incentive Match Plans for Employees (SIMPLE Plans). An
employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may sponsor a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans.
SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

      Keogh Plans. Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute each year up to 25%
of his or her annual earned income, with an annual maximum of $30,000.

      457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

      TSAs - Custodial Accounts and Title I Plans. If an investor is an employee of a public school system, a church or certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodian account under Section 403(b)(7) of the
Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

      Pension and Profit-Sharing Plans, including 401(k) Plans. With a
401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year up to 25% of compensation, subject to certain annual maximums, which may be increased each year based on cost-of-living adjustments.

    More detailed information about these arrangements and applicable forms are available from Waddell & Reed. These plans may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

     The Prospectuses give information as to redemption procedures.
Redemption payments are made within seven days from receipt of request in good order, unless delayed because of emergency conditions determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the value used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities.
W&R Funds, however, has elected to be governed by Rule 18f-1 under the 1940
Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Reinvestment Privilege

     The Funds offer a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the
NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 45 days after your redemption request was received, and the
Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once as to Class A shares of a Fund. You do not use up this privilege by redeeming Class A shares to invest the proceeds at NAV in a Keogh plan or an IRA.

    There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the deferred sales charge, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated after you have returned the amount. Your written request to do this must be received within 45 days after your redemption request was received. You can do this only once as to Class B, Class C and Class A shares of the Fund.
For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You do not use up this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

     Each of the Funds has the right to require the redemption of shares held under any account or any plan if the aggregate NAV of such shares
(taken at cost or value as the Board of Directors may determine) is less than $500 or, for W&R Money Market Fund, less than $250. The Board has no intent to require redemptions in the foreseeable future. If it should elect to require redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed. W&R Money Market Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than
$250, except for retirement plan accounts.

                           DIRECTORS AND OFFICERS

     The day-to-day affairs of W&R Funds are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Funds and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors. The majority of the Directors are not affiliated with Waddell &
Reed.

     The principal occupation during the past five years of each Director and officer of W&R Funds is stated below. Each of the persons listed through and including Mr. Vogel is a member of the Board of Directors. The other persons are officers but are not members of the Board of Directors.
For purposes of this section, the term Fund Complex includes each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R
Target Funds, Inc. and W&R Funds. Each of the Directors is also a Director of each of the other funds in the Fund Complex and each of the officers is also an officer of one or more of the funds in the Fund Complex.

KEITH A. TUCKER*
    Chairman of the Board of Directors of W&R Funds and each of the other funds in the Fund Complex; Chairman of the Board of Directors, Chief
Executive Officer and Director of Waddell & Reed Financial, Inc.;
President, Chairman of the Board of Directors, Director and Chief Executive
Officer of Waddell & Reed Financial Services, Inc.; Chairman of the Board
of Directors and Director of WRIMCO, Waddell & Reed and Waddell & Reed
Services Company; Chairman of the Board of Directors and Director of
Waddell & Reed Development, Inc.; Chairman of the Board of Directors and
Director of Waddell & Reed Distributors, Inc.; formerly, President of each of the funds in the Fund Complex; formerly, Chairman of the Board of
Directors of Waddell & Reed Asset Management Company, a former affiliate of
Waddell & Reed Financial, Inc.; formerly, Principal Financial Officer of
Waddell & Reed Financial, Inc.; formerly, Director of Southwestern Life
Corporation; formerly, Director of the Board of Directors of Vesta
Insurance Group, Inc. Date of birth:  February 11, 1945.

JAMES M. CONCANNON
950 Docking Road
Topeka, Kansas  66615
    Dean and Professor of Law, Washburn University School of Law;
Director, AmVestors CBO II Inc. Date of birth:  October 2, 1947.

JOHN A. DILLINGHAM
4040 Northwest Claymont Drive
Kansas City, Missouri  64116
    President and Director of JoDill Corp., an agricultural company;
President and Director of Dillingham Enterprises Inc.; Advisory Director,
UMB Northland; formerly, Director and consultant, McDougal Construction
Company; formerly, Instructor at Central Missouri State University;
formerly, Senior Vice President-Sales and Marketing of Garney Companies,
Inc., a specialty utility contractor. Date of birth:  January 9, 1939.

DAVID P. GARDNER
2441 Iron Canyon Drive
Park City, Utah  84060
    Director of Fluor Corp., an international engineering, construction and management services company; Director of Digital Ventures, an internet company; Director of Charitable Way, an internet company; Director of
Campus Pipeline, an internet company; formerly, Chairman and Chief
Executive Officer of George S. and Delores Dor'e Eccles Foundation;
formerly, Director of First Security Corp., a bank holding company;
formerly, President of William and Flora Hewlett Foundation; formerly,
President of the University of California; formerly, President of the
University of Utah. Date of birth:  March 24, 1933.

LINDA K. GRAVES*
1 South West Cedar Crest Road
Topeka, Kansas  66606
    First Lady of Kansas; Director of Greater Kansas City Community
Foundation; Chairman and Director of Community Foundation of Johnson
County; Director, First Vice President and Member of Executive Committee of
Friends of Cedar Crest Association; formerly, shareholder, Levy & Craig
P.C., a law firm. Date of birth:  July 29, 1953.

JOSEPH HARROZ, JR.
125 South Creekdale Drive
Norman, Oklahoma  73072
    Vice President and General Counsel of the Board of Regents at the
University of Oklahoma; Adjunct Professor of Law at the University of
Oklahoma College of Law; Managing Member, Harroz Investments, L.L.C.;
formerly, Vice President for Executive Affairs of the University of
Oklahoma; formerly, Attorney with Crowe & Dunlevy, a law firm. Date of birth:  January 17, 1967.

JOHN F. HAYES
20 West 2nd Avenue
P. O. Box 2977
Hutchinson, Kansas  67504-2977
    Director of Central Bank and Trust; Director of Central Financial
Corporation; Chairman of the Board of Directors, Gilliland & Hayes, P.A., a
law firm; formerly, Director of Central Properties, Inc. Date of birth:
December 11, 1919.

ROBERT L. HECHLER*
    President and Principal Financial Officer of W&R Funds and each of the other funds in the Fund Complex; Executive Vice President, Chief Operating
Officer and Director of Waddell & Reed Financial, Inc.; Executive Vice
President, Chief Operating Officer, Director and Treasurer of Waddell &
Reed Financial Services, Inc.; Executive Vice President, Principal
Financial Officer, Director and Treasurer of WRIMCO; President, Chief
Executive Officer, Principal Financial Officer, Director and Treasurer of
Waddell & Reed; Director and Treasurer of Waddell & Reed Services Company;
President, Treasurer and Director of Waddell & Reed Distributors, Inc.;
President of Waddell & Reed Development, Inc.; Chairman of the Board of
Directors, Chief Executive Officer, President and Director of Fiduciary
Trust Company of New Hampshire, an affiliate of Waddell & Reed, Inc.;
Director of Legend Group Holdings, LLC, Legend Advisory Corporation, Legend
Equities Corporation, Advisory Services Corporation, The Legend Group, Inc.
and LEC Insurance Agency, Inc., affiliates of Waddell & Reed Financial,
Inc.; formerly, Vice President of each of the funds in the Fund Complex;
formerly, Director and Treasurer of Waddell & Reed Asset Management
Company; formerly, President of Waddell & Reed Services Company; formerly,
Vice President of Waddell & Reed Financial Services, Inc. Date of birth:
November 12, 1936.

HENRY J. HERRMANN*
    Vice President of W&R Funds and each of the other funds in the Fund
Complex; President, Chief Investment Officer, and Director of Waddell &
Reed Financial, Inc.; Executive Vice President, Chief Investment Officer
and Director of Waddell & Reed Financial Services, Inc.; Director of
Waddell & Reed; President, Chief Executive Officer, Chief Investment
Officer and Director of WRIMCO; Director of Waddell & Reed Development,
Inc.; Chairman of the Board of Directors and Director of Austin, Calvert &
Flavin, Inc., an affiliate of WRIMCO; formerly, Treasurer of Waddell & Reed
Financial, Inc.; formerly, Vice President of Waddell & Reed Financial
Services, Inc.; formerly, President, Chief Executive Officer, Chief
Investment Officer and Director of Waddell & Reed Asset Management Company.
Date of birth:  December 8, 1942.

GLENDON E. JOHNSON
13635 Deering Bay Drive
Unit 284
Miami, Florida  33158
    Retired; formerly, Director and Chief Executive Officer of John Alden
Financial Corporation and its subsidiaries. Date of birth:  February 19,
1924.

WILLIAM T. MORGAN*
928 Glorietta Blvd.
Coronado, California  92118
    Retired; formerly, Chairman of the Board of Directors and President of
each of the funds in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President,
Director and Chief Executive Officer of WRIMCO and Waddell & Reed;
formerly, Chairman of the Board of Directors of Waddell & Reed Services
Company. Date of birth:  April 27, 1928.

FRANK J. ROSS, JR.*
700 West 47th Street
Kansas City, Missouri  64112
    Shareholder and Director, Polsinelli Shalton & Welte, a law firm;
Director of Columbian Bank and Trust. Date of birth:  April 9, 1953.

 ELEANOR B. SCHWARTZ
1213 West 95th Court, Chartwell 4
Kansas City, Missouri  64114
    Professor, University of Missouri-Kansas City; formerly, Chancellor,
University of Missouri-Kansas City. Date of birth:  January 1, 1937.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
    Retired. Date of birth:  August 7, 1935.

Daniel C. Schulte
    Vice President, Assistant Secretary and General Counsel of W&R Funds
and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial, Inc.; Senior Vice
President, Secretary and General Counsel of Waddell & Reed Financial
Services, Inc., Waddell & Reed, WRIMCO and Waddell & Reed Services Company;
Secretary, Director and General Counsel of Fiduciary Trust Company of New
Hampshire; Assistant Secretary and General Counsel of Austin, Calvert &
Flavin, Inc.; formerly, Assistant Secretary of Waddell & Reed Financial,
Inc.; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher,
L.L.C. Date of birth:  December 8, 1965.

Kristen A. Richards
    Vice President, Secretary and Associate General Counsel of W&R Funds
and each of the other funds in the Fund Complex; Vice President, Associate
General Counsel and Chief Compliance Officer of WRIMCO; formerly,
Assistant Secretary of W&R Funds and each of the other funds in the Fund
Complex; formerly, Compliance Officer of WRIMCO. Date of birth:  December
2, 1967.

Theodore W. Howard
    Vice President, Treasurer and Principal Accounting Officer of W&R
Funds and each of the other funds in the Fund Complex; Senior Vice
President of Waddell & Reed Services Company; formerly, Vice President of
Waddell & Reed Services Company. Date of birth:  July 18, 1942.

Michael L. Avery
    Vice President of W&R Funds and two other Funds in the Fund Complex;
Senior Vice President of, and Director of Research for, WRIMCO; formerly,
Vice President of Waddell & Reed Asset Management Company. Date of birth:
September 15, 1953.

Daniel P. Becker
    Vice President of W&R Funds and one other fund in the Fund Complex;
Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed
Asset Management Company. Date of birth:  November 27, 1964.

Bryan J. Bailey
    Vice President of W&R Funds and one other Fund in the Fund Complex;
Vice President of WRIMCO; formerly, Assistant Portfolio Manager for investment companies managed by WRIMCO. Date of birth:  April 17, 1963.

Thomas A. Mengel
    Vice President of W&R Funds and two other funds in the Fund Complex;
Senior Vice President of WRIMCO; formerly, President of Sal. Oppenheim jr.
& Cie. Securities, Inc.; formerly, Vice President of Hauck and Hope
Securities. Date of birth:  April 13, 1957.

Cynthia P. Prince-Fox
    Vice President of W&R Funds and three other funds in the Fund Complex;
Senior Vice President of WRIMCO; Vice President and Portfolio Manager for
Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; formerly, Vice
President of Waddell & Reed Asset Management Company. Date of birth:
January 11, 1959.

Louise D. Rieke
    Vice President of W&R Funds and two other funds in the Fund Complex;
Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed
Asset Management Company. Date of birth:  April 24, 1949.

Grant P. Sarris
    Vice President of W&R Funds and two other Funds in the Fund Complex, and Senior Vice President of WRIMCO. Date of birth:  September 14, 1966.

Kimberly Scott
    Vice President of W&R Funds and one other Fund in the Fund complex, and Vice President of WRIMCO. Date of birth:  January 27, 1960.

Mark G. Seferovich
    Vice President of W&R Funds and two other Funds in the Fund Complex and Senior Vice President of WRIMCO; formerly, Vice President of Waddell &
Reed Asset Management Company. Date of birth:  April 6, 1947.

Zachary H. Shafran
    Vice President of W&R Funds and one other Fund in the Fund Complex and
Senior Vice President of WRIMCO; formerly, an investment analyst with
WRIMCO. Date of birth:  October 12, 1965.

W. Patrick Sterner
    Vice President of W&R Funds and one other fund in the Fund Complex;
Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed
Asset Management Company. Date of birth:  January 11, 1949.

Mira Stevovich
    Vice President and Assistant Treasurer of W&R Funds, Vice President of
two other funds in the Fund Complex and Assistant Treasurer of all Funds in
the Fund complex; Vice President of WRIMCO. Date of birth:  July 30, 1953.

Daniel J. Vrabac
    Vice President of W&R Funds and two other funds in the Fund Complex;
Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed
Asset Management Company. Date of birth:  July 24, 1954.

James D. Wineland
    Vice President of W&R Funds and two other funds in the Fund Complex;
Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed
Asset Management Company. Date of birth:  September 25, 1951.

     The address of each person is 6300 Lamar Avenue, P.O. Box 29217,
Shawnee Mission, Kansas 66201-9217 unless a different address is given.

     The Directors who may be deemed to be interested persons as defined in the 1940 Act of the underwriter, Waddell & Reed, or of WRIMCO are indicated
as such by an asterisk.

     The Board of Directors has created an honorary position of Director
Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of W&R Funds for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Funds. Messrs. Henry L. Bellmon, Jay B.
Dillingham, Doyle Patterson, Ronald K. Richey and Paul S. Wise retired as
Directors of W&R Funds and of each of the funds in the Fund Complex, and each serves as Director Emeritus.

     The funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc.
and W&R Funds pay to each Director, effective January 1, 2000, an annual base fee of $52,000 plus $3,250 for each meeting of the Board of Directors attended, plus reimbursement of expenses for attending such meeting and
$500 for each committee meeting attended which is not in conjunction with a
Board of Directors meeting, other than Directors who are affiliates of
Waddell & Reed. The fees to the Directors are divided among the funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds
based on each fund's relative size. During the fiscal year ended March 31,
2001, the Directors received the following fees for service as a director:

                            COMPENSATION TABLE

                                          Total
                        Aggregate     Compensation
                       Compensation    From Fund
                           From         and Fund
Director                    Fund        Complex[1]
--------                ------------   ------------
Robert L. Hechler         $    0        $     0
Henry J. Herrmann              0              0
Keith A. Tucker                0              0
James M. Concannon         3,535         65,000
John A. Dillingham         3,535         65,000
David P. Gardner           3,517         65,000
Linda K. Graves            3,535         65,000
Joseph Harroz, Jr.         3,489         65,000
John F. Hayes              3,535         65,000
Glendon E. Johnson         3,535         65,000
William T. Morgan          3,442         65,000
Ronald C. Reimer[2]        3,355         61,750
Frank J. Ross, Jr.         3,517         65,000
Eleanor B. Schwartz        3,535         65,000
Frederick Vogel III        3,535         65,000

[1]No pension or retirement benefits have been accrued as a part of Fund expenses.
[2]Mr. Reimer resigned from the Board of Directors for the Waddell & Reed
   Advisors Funds, W&R Funds and W&R Target Funds, Inc. effective March 5,
   2001.

     The officers are paid by WRIMCO or its affiliates.

Shareholdings

     As of May 31,2001, all of the Directors and officers of W&R Funds, as a group, owned less than 1% of the outstanding shares of W&R Funds. The following table sets forth information with respect to the Funds, as of May
31,2001, regarding the ownership of Fund shares.

                                       Shares owned
Name and Address                       Beneficially
of Beneficial Owner        Class       or of Record     Percent
-------------------        -----       ------------     -------
Waddell & Reed Inc       Large Cap Growth
ATTN:  Ty Towery           Class A         302,958        14.83%
P. O. Box 29217
Shawnee Mission KS       Mid Cap Growth
 66201-9217               Class A         309,962        22.33%

                         Tax-Managed Equity
                          Class A         300,000        54.12%

                         Money Market
                          Class A       3,146,795        61.15%

                         Municipal Bond
                          Class Y             198       100.00%

                         High Income
                          Class Y             246        15.48%

Fiduciary Trust Co       Core Equity
 NH Cust                  Class A          32,969         7.00%
IRA Rollover
FBO Charles Elwood Benton
33855 Wattles Rd
Colon MI  49040-9755

Fiduciary Trust Co       Core Equity
 NH Cust                  Class A          29,374         6.24%
IRA Rollover
FBO Richard Light
16 Warwick Dr
New Milford CT  06776-4550

First National Bank      Small Cap Growth
 and Co                   Class A         154,982        13.62%
Signalert Corp As Inv Advisor
PO Box 9012
Kokomo IN  46904-9012

Connie K Beisner Tr      Limited-Term Bond
 U/A dtd 03/26/1998       Class A           9,801        15.05%
1407 E Minneapolis
Salina KS  67401-8325
Kyle J Schroeder &       Limited-Term Bond

Kristen J Kenniv Co-TteesClass A            23,122        35.50%
U/A dtd 11-12-99
John M Schroeder Insurance Trust
818 S Lombard
Evansville IN  47714-0427

Fiduciary Trust Co       Limited-Term Bond
 NH Cust                  Class A           9,563        14.68%
IRA Rollover
FBO Judy K Benton
33855 Wattles Rd
Colon MI  49014-9755

Fiduciary Trust Co       Limited-Term Bond
 NH Cust                  Class A           7,030        10.79%
IRA Rollover (ESOP)
FBO John A Dillingham    High Income
4040 N W Claymont Dr       Class A           4,098         5.92%
Kansas City MO  64116-1751

Robert Egbert &          Municipal Bond
Joan Egbert &              Class A          73,288        63.71%
Co-Ttees U/A dtd August 21 1991
2902 Sailor Ave
Ventura CA  93001-4156

Jon A Bivens &           Municipal Bond
Constance W Bivens         Class A           9,591         8.34%
 Co/ttees
U/A dtd 11/21/89
439 E 21st St
Upland CA  91784-1496

Patricia A Munson (TOD)  Municipal Bond
147 Rte 4N                 Class A           6,131         5.33%
Schuylerville Ny  12871

Lyle N Larkin &          Municipal Bond
 Maryann Larkin           Class A          15,347        13.34%
Co-Ttees UA dtd 09/02/1998
Larkin Family Trust
261 N Thora St
Orange CA  92869-3140

Mary D Hillegass (TOD0   International Growth
2825 Woodscrest Ave        Class A          34,495         6.98%
Lincoln NE  68502-4056

Fiduciary Trust Co       Asset Strategy
 NH Cust                  Class A          17,731         8.21%
IRA Rollover
FBO Charles Elwood       High Income
 Benton                   Class A           8,197        11.84%
33855 Wattles Rd
Colon MI  49040-9755

Fiduciary Trust Co       High Income
 NH Cust                  Class A           5,494         7.94%
IRA Rollover
FBO E Christiansen
10420 Hoffman Road
Marcellus MI  49067-9421

Fiduciary Trust Co       High Income
 NH Cust                  Class A           4,465         6.45%
TSA of Wesley R Harden
FBO Wesley R Harden
10446 Aquilla Ave S
Bloomington MN  55438-1967

Katherine J Tidball      High Income
1270 Larpenteur Ave W      Class A           4,448         6.43%
Apt 321
Saint Paul MN  55113-6327

Fiduciary Trust Co       High Income
 NH Cust                  Class A           6,287         9.08%
IRA
FBO Nancy J Corless
2645 W Marion Ave Apt 613
Punta Gorda FL  33950-5938

Kathleen O Sanford (TOD) High Income
4003 Sinclair Ave          Class A           3,460         5.00%
Austin TX  78756-3522

John A Becker &          Large Cap Growth
Bonny Becker Jtn Ros       Class A         178,306         8.73%
114 W Miller Dr
Thiensville WI  53092-6188

Fiduciary Trust Co       Limited-Term Bond
 NH Cust                  Class B          10,354        17.99%
TSA of Lynden School District
FBO Judith M Knudsen
2260 Cherry Street
Lynden WA  98264-9031

Fiduciary Trust Co       Limited-Term Bond
 NH Cust                  Class B          11,633        20.21%
TSA  of Lynden School Dist #50
FBO Howard J Heppner
1160 Garden Drive
Lynden WA  98264-1023

Fiduciary Trust Co       Limited-Term Bond
 NH Cust                  Class B           3,407         5.92%
IRA
FBO Kenneth Glen Erickson
2102 Hampton Rd
Everson WA  98247-9363
Fiduciary Trust Co       Limited-Term Bond

  NH Cust                  Class B           3,635         6.31%
IRA Rollover
FBO Linda K Gill
2210 E Birch
Bellingham WA  98226-4529

Robert Ugarkovich &      Limited-Term Bond
 Jane Ugarkovich          Class B           3,339         5.80%
Co-Ttees UA Dtd 06/20/1997
Ugarkovich Family Trust
23 W Longview Ave
Stockton CA  95207-4330

Fiduciary Trust Co       Limited-Term Bond
 NH Cust                  Class B           2,978         5.17%
IRA Rollover
FBO Marjorie House Ramirez
5138 Gadwall Cir
Stockton CA  95207-8303

Ralph C Kendall &        Municipal Bond
Lola M Kendall             Class B           1,197        26.66%
 Jtn Ros (TOD)
2285 Ferndale Terr
Ferndale WA  98248-9278

Betty Suttle Ross (TOD)  Municipal Bond
2601 Sentinel Dr           Class B             288         6.42%
Midland TX  79701-3935

Steven G Dangberg &      Municipal Bond
Sharon M Dangberg Jtn RosClass B             1,079        24.02%
835 Daniel Drive
Reno NV  89509-2314      Money Market
                          Class B          88,105        22.57%

Christina Wright (TOD)   Municipal Bond
8550 W Bryn Mawr Ave Fl 3Class B               750        16.71%
Chicago IL  60631-3203

Vincent A Feraudo &      Municipal Bond
Cynthia L Savage Jtn Ros   Class B             526        11.71%
4515 Woodlawn Ave N
Seattle WA  98103-6742   Tax-Managed Equity
                          Class B           3,111         6.79%

Fiduciary Trust Co       Asset Strategy
 NH Cust                  Class B          17,673         9.57%
IRA
FBO Dolores W Dillon
4 Highfield Ln
Wayne PA  19087-2760

Joseph D Horvath         Asset Strategy
310 Prince St              Class B          15,601         8.45%
Bordentown NJ  08505-1717

Cummings Prop Mangment   High Income
 Inc                      Class B          19,775        20.76%
Ttee
U/A dtd 04-15-1997
FBO Joseph M Sterner
200 W Cummings Park
Woburn MA  01801-6504

Fiduciary Trust Co       High Income
 NH Cust                  Class B          10,363        10.88%
IRA
FBO Donald P Sanford
PO Box 1570
La Conner WA  98257-1570

Fiduciary Trust Co       High Income
 NH Cust                  Class B           5,592         5.87%
IRA
FBO Dennis D Richardson
18428 SE 264th Pl
Kent WA  98042-8497

Fiduciary Trust Co       High Income
 NH Cust                  Class B           6,089         6.39%
IRA Rollover
FBO Paula V Martin
507 Central Ave
Hoyt KS  66440-9678

Margie Sappington (TOD)  High Income
701 E 12 St Apt 37         Class B           5,229         5.49%
Cordell OK  73632-2200

Linda K Gideon (TOD)     Tax-Managed Equity
327 38th Ave N             Class B           3,743         8.17%
Clinton IA  52732-1350

Richard L Henderson &    Tax-Managed Equity
Bess A Henderson           Class B           2,753         6.01%
 Jtn Ros (TOD)
914 Clay Meadows Ct
Liberty MO  64068-9403

Marie D Burns Ttee       Tax-Managed Equity
U/A dtd 03-30-1989         Class B           3,106         6.78%
Fred & Marie Dube Trust
FBO Fred Dube
2070 World Parkway Blvd Apt 36
Clearwater FL  33763-3646

Lloyd W Belt Jr &        Tax-Managed Equity
Rose M Belt Jtn Ros (TOD)Class B             2,685         5.86%
434 S 5th St
Colwich KS  67030-9511
Lloyd E Potter &         Tax-Managed Equity

  Nellie M Potter          Class B           4,759        10.39%
Co-Ttees U/A dtd 02/02/2001
Lloyd & Nellie M Potter Trust
1280 Happy Hollow Rd
Napoleon MO  64074-9114

Fiduciary Trust Co       Money Market
 NH Cust                  Class B          23,718         6.08%
TSA Texas State Tech College
FBO Parviz Ghavami
2618 Thomas Ln
Harlingen TX  78550-3357

Frank H Armstrong (TOD)  Money Market
610 Harry S Truman Dr      Class B         127,415        32.64%
Upper Marlboro MD  20774-2062

Richard V Morgera MD Tr  Money Market
Family Medicenter Inc      Class B          28,355         7.26%
Profit Sharing Plan
FBO Unallocated Assets
203 Prospect Ave
Middletown RI  02842-5605

Fiduciary Trust Co       Money Market
 NH Cust                  Class B          22,505         5.76%
IRA
FBO Lewis M Caulford
1848 Shore Dr S Apt 201
S Pasadena FL  33707-4629

Alice S Jackson Ttee     Tax-Managed Equity
U/A dtd January 16 1996    Class C          14,617         6.29%
Alice S Jackson Trust
1270 College
Fresno CA  93728-1904

Donna L Jackson Tr       Tax-Managed Equity
U/A dtd 11/15/1997         Class C          20,206         8.70%
Donna L Jackson
 Survivor Trust A
2581 N Temperance Ave
Fresno CA  93727-1400

Donna L Jackson Tr       Tax-Managed Equity
U/A dtd 11/15/97           Class C          20,112         8.66%
Bruce N Jackson
 Marital Trust B
281 N Temperance Ave
Fresno CA  93727-1400

Fiduciary Trust Co       Money Market
NH Cust                   Class C         433,995         5.49%
IRA Rollover
FBO Richard B Stern
404 Birch Rd
Fairfield CT  06430-6725

Fiduciary Trust Co       Money Market
 NH Cust                  Class C         452,760         5.73%
FBO Joann Ann Markoff
35966 Ann Arbor Trl
Livonia MI  48150-3558

Fiduciary Trust Co       Core Equity
 NH Cust                  Class Y          13,342         5.58%
CMPP Okanogan Cnty
 Hosp Dist 3
FBO Unallocated Assets
Qualified Plan 1329481
PO Box 793
Omak WA  98841-0793

David Johnson Tr         Core Equity
Church TSA Archdiocese     Class Y         179,327        75.04%
 of OK
FBO Unallocated Assets   Small Cap Growth
Church Sponsored           Class Y         145,687         7.78%
 403(B) Plan
PO Box 32180             Limited-Term Bond
Oklahoma City OK           Class Y          34,236        19.72%
 43123-0380
                        International Growth
                          Class Y          69,828        13.76%

                         Asset Strategy
                          Class Y          45,460        90.57%

National Financial       Core Equity
 Services Corp            Class Y          17,683         7.40%
FBO Various Customers
ATTN:  Mutual Funds Dept Small Cap Growth
 5th Floor                Class Y       1,234,216        65.93%
200 Liberty St
One World Financial Center
New York NY  10281-1003

Slam JR Partnership      Small Cap Growth
c/o Sarah J Hohenberg      Class Y         103,210         5.51%
PO Box 11316
Memphis TN  38111-0316

Oltrust & Co             Small Cap Growth
PO Box 966                 Class Y         156,346         8.35%
Evansville IN  47706-0966

Illinois National Bank   Limited-Term Bond
Trust Department           Class Y          88,137        50.76%
322 E Capitol Ave
Springfield IL  62701-1710
UMBSC & Co               Limited-Term Bond

FBO VFW Veterans           Class Y          43,494        25.05%
 Service Fund
UMB Trust Dept
PO Box 560
Salina KS  67402-0560

Quad City Bank &         International Growth
 Trust Co Cust            Class Y          56,602        11.15%
For St Ambrose University
3551 7th St  Suite 100
Moline IL  61265-6156

Northern Trust Company   International Growth
FBO Schwartz               Class Y         293,766        57.89%
 Charitable Remainder
Unit Trust
PO Box 92956
Chicago IL  60675-2956

Fiduciary Trust Co       Mid Cap Growth
 NH Cust                  Class Y           1,453         7.09%
IRA Rollover
FBO Christopher Lavelle Green
833 Club Ln
Sumter SC  29154-6212

Waddell & Reed           Core Equity
 Financial, Inc.          Class Y          14,277         5.97%
401(k) and Thrift Plan
6300 Lamar Avenue        International Growth
Overland Park KS 66201     Class Y          54,814        10.80%

                         Asset Strategy
                          Class Y           2,754         5.49%

                         Science and Technology
                          Class Y          70,029        94.50%

                         High Income
                          Class Y           1,342        84.52%

                         Mid Cap Growth
                          Class Y          19,036         7.28%

                          PAYMENTS TO SHAREHOLDERS

General

     There are two (three, in the case of certain Funds) sources for the payments a Fund makes to you as a shareholder of a class of shares of a
Fund, other than payments when you redeem your shares. The first source is net investment income, which is derived from the dividends, interest and earned discount on the securities a Fund holds, less expenses (which will vary by class). The second source is net realized capital gains, which are derived from the proceeds received from a Fund's sale of securities at a price higher than the Fund's tax basis (usually cost) in such securities, less losses from sales of securities at a price lower than the Fund's basis therein; these gains can be either long-term or short-term, depending on how long a Fund has owned the securities before it sells them. The third source (in the case of W&R Asset Strategy Fund, W&R Core Equity Fund, W&R
High Income Fund, W&R Large Cap Growth Fund, W&R International Growth Fund,
W&R Mid Cap Growth Fund, W&R Science and Technology Fund and W&R Small Cap
Growth Fund) is net realized gains from foreign currency transactions. The payments made to shareholders from net investment income, net short-term capital gains, and net realized gains from certain foreign currency transactions are called dividends.

     Each Fund pays distributions from net capital gains (the excess of net long-term capital gains over net short-term capital losses). A Fund may or may not have such gains, depending on whether securities are sold and at what price. If a Fund has net capital gains, it will pay distributions once each year, in the latter part of the fourth calendar quarter, except to the extent it has net capital losses carried over from a prior year or years to offset the gains. It is the policy of each Fund to make annual capital gains distributions to the extent that net capital gains are realized in excess of available capital loss carryovers.

    Income and expenses are earned and incurred separately by each Fund, and gains and losses on portfolio transactions of each Fund are attributable only to that Fund. For example, capital losses realized by one
Fund would not affect capital gains realized by another Fund.

Choices You Have on Your Dividends and Distributions

    On your application form, you can give instructions that (1) you want cash for your dividends and/or distributions or (2) you want your dividends and/or distributions paid in shares of the Fund of the same class as that with respect to which they were paid. However, a total dividend and/or distribution amount less than five dollars will be automatically paid in shares of the Fund of the same class as that with respect to which they were paid. You can change your instructions at any time. If you give no instructions, your dividends and distributions will be paid in shares of the Fund of the same class as that with respect to which they were paid.
All payments in shares are at NAV without any sales charge. The NAV used for this purpose is that computed as of the record date for the dividend or distribution, although this could be changed by the Board of Directors.

    Even if you receive dividends and distributions on Class A shares in cash, you can thereafter reinvest them (or distributions only) in Class A shares of the Fund at NAV (i.e., no sales charge) next calculated after receipt by Waddell & Reed of the amount clearly identified as a reinvestment. The reinvestment must be within 45 days after the payment.

                                    TAXES

General

    Each Fund has qualified since inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income
(consisting generally of net investment income, net short-term capital gains and, for certain Funds, net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income plus, in the case of W&R Municipal Bond Fund, its net interest income excludable from gross income under Section 103(a) of the Code (Distribution
Requirement) and must meet several additional requirements. With respect to each Fund, these requirements include the following:  (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income
(including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies (Income Requirement); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the
Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (50% Diversification Requirement);
and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities
(other than U.S. Government securities or the securities of other RICs) of any one issuer.

    Investments in precious metals would have adverse tax consequences for
W&R Asset Strategy Fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of precious metals and from other income that does not qualify under the
Income Requirement or (2) held precious metals in such quantities that the
Fund failed to satisfy the 50% Diversification Requirement for any quarter.
W&R Asset Strategy Fund intends to continue to manage its portfolio so as to avoid failing to satisfy those requirements for these reasons.

    If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains and, for W&R Municipal Bond Fund, distributions that otherwise would be exempt-interest dividends described below, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

    Dividends and distributions declared by a Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in
December even if they are paid by the Fund during the following January.
Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December 31 falls.

    If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares.
Investors also should be aware that if shares are purchased shortly before the record date for a dividend or distribution, the investor will receive some portion of the purchase price back as a taxable dividend or distribution.

    Each Fund will be subject to a nondeductible 4% excise tax (Excise
Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary (taxable) income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next calendar year net capital losses incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

     Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

    If more than 50% of the value of W&R International Growth Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to any such election, W&R International
Growth Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by that Fund that represents income from foreign or U.S.
possessions sources as the shareholder's own income from those sources and
(3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's
Federal income tax. W&R International Growth Fund will report to its shareholders shortly after each taxable year their respective shares of that Fund's income from sources within foreign countries and U.S.
possessions and foreign taxes it paid, if it makes this election.
Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign-source income is qualified passive income may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

    Each of W&R Asset Strategy Fund, W&R Core Equity Fund, W&R High Income
Fund, W&R International Growth Fund, W&R Large Cap Growth Fund, W&R Mid Cap
Growth Fund, W&R Science and Technology Fund, W&R Small Cap Growth Fund,
and W&R Tax-Managed Equity Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:
(1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

    If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax
-- even if those earnings and gain were not distributed to the Fund by the
QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

    A Fund may elect to mark to market its stock in any PFIC. Marking-to-
market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a
Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election (and under regulations proposed in
1992 that provided a similar election with respect to the stock of certain
PFICs). A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

    Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the
Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

    The use of hedging and option income strategies, such as writing
(selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

    Any income a Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gains or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

    Certain futures contracts, forward currency contracts and listed non-
equity options (such as those on a securities index) in which the Funds may invest will be section 1256 contracts. Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund made, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-
market for purposes of the Excise Tax and other purposes. A Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the
Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

    Code section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Funds may invest. That section defines a straddle as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-
market rules discussed above. The regulations under section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a
Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made.
Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the
Funds are not entirely clear.

     If a Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument
(other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Zero Coupon and Payment-in-Kind Securities

     Certain Funds may acquire zero coupon or other securities issued with
OID. As a holder of those securities, a Fund must include in its income the portion of the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, a Fund must include in its gross income securities it receives as interest on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, in order to satisfy the Distribution Requirement and avoid imposition of the
Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary.
The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

W&R Municipal Bond Fund

     Dividends paid by W&R Municipal Bond Fund will qualify as exempt-
interest dividends, and thus will be excludable from its shareholders'
gross income, if the Fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a); the Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from all shareholders' gross income may not exceed the Fund's net tax-exempt income.
W&R Municipal Bond Fund uses the average annual method to determine the exempt income portion of each distribution, and the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of its income that was tax-
exempt during the period covered by the distribution. The treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code.

    If the Fund's shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-
interest dividends received on those shares. Tax-exempt interest attributable to certain PABs (including a proportionate part of the exempt-
interest dividends paid by the Fund attributable thereto) is a tax preference item for purposes of the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether the Fund's tax-exempt interest was attributable to PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income
(including tax-exempt income such as the Fund's exempt-interest dividends)
plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above;
they are only included in the calculation of whether a recipient's income exceeds the established amounts.

     If the Fund invests in any instruments that generate taxable income, under the circumstances described in its Prospectus, distributions of the income earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if the
Fund realizes capital gains as a result of market transactions, any distribution of those gains will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of the Fund.

                    PORTFOLIO TRANSACTIONS AND BROKERAGE

     One of the duties undertaken by WRIMCO pursuant to the Management
Agreement is to arrange for the purchase and sale of securities for the portfolio of each Fund. With respect to W&R Limited-Term Bond Fund, W&R
Money Market Fund, W&R Municipal Bond Fund and W&R High Income Fund, many purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers.
Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Funds may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently, yet not always, place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO may otherwise combine orders for a
Fund with those of other funds in the W&R Funds, Waddell & Reed Advisors
Funds and W&R Target Funds, Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b)
within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as the fund's or advisory account's investments strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

    In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price a Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

     To effect the portfolio transactions of a Fund, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and or other services, including pricing or quotation services, directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts for which WRIMCO has investment discretion.

     Such research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as
including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, WRIMCO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by
WRIMCO.

     Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of
WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in a Fund's portfolio or being considered for purchase.

     The Funds may also use brokerage to pay for pricing or quotation services to value securities.

    The table below sets forth the brokerage commissions paid by each of the Funds then in existence during the fiscal years ended March 31, 2001,
2000 and 1999. These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a
Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

                                   2001        1999         1999
W&R Asset Strategy Fund        $203,332  $  137,754   $   51,488
W&R Core Equity Fund
(formerly, Total Return
Fund)                           442,608     542,947      355,480
W&R High Income Fund              2,275       4,396          616
W&R International Growth        835,016     897,915      475,534
Fund
W&R Large Cap Growth Fund        31,789          NA           NA
W&R Limited-Term Bond               ---         ---          ---
Fund
W&R Mid Cap Growth Fund          15,528          NA           NA
W&R Municipal Bond Fund           7,529         ---          ---
W&R Science and
Technology Fund                 162,423      60,770       16,836
W&R Small Cap Growth Fund       211,750     330,466      172,608
W&R Tax-Managed Equity            8,911           N           NA
Fund
                          ------------ -----------  -----------
Total                        $1,921,162  $1,974,248   $1,072,562

      The next table shows for each of the Funds the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid during the fiscal year ended March 31, 2001 for each of the Funds. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

                                 Amount of        Brokerage
Fund                           Transactions     Commissions
W&R Asset Strategy Fund         $72,592,655        $103,643
W&R Core Equity Fund
(formerly, Total Return
Fund)                           293,366,659         337,038
W&R High Income Fund              1,029,230           1,275
W&R International Growth         19,400,216          22,617
Fund
W&R Large Cap Growth Fund        17,088,741          17,549
W&R Limited-Term Bond                   ---             ---
Fund
W&R Mid Cap Growth Fund           4,986,066           6,474
W&R Municipal Bond Fund                 ---             ---
W&R Science and
Technology Fund                 128,828,955         137,011
W&R Small Cap Growth Fund        60,412,424          97,020
W&R Tax-Managed Equity            2,986,883           3,205
Fund
                           ---------------- ---------------
Total                          $600,691,829        $725,832

     As of March 31, 2001, each of the following Funds held securities issued by their respective regular broker-dealers, as follows:  W&R Asset
Strategy Fund owned Merrill Lynch & Co., Inc. (parent of Merrill Lynch,
Pierce, Fenner & Smith Inc., a regular broker-dealer of the Fund) in the amount of $1,994,807; W&R Core Equity Fund owned Bank of America
Corporation (parent of Banc of America Securities LLC, a regular broker-
dealer of the Fund), The Goldman Sachs Group, Inc. (parent of Goldman,
Sachs & Co., a regular broker-dealer of the Fund), and J.P. Morgan Chase &
Co. (parent of J.P. Morgan Securities Inc., a regular broker-dealer of the
Fund) in the amounts of $6,372,900, $4,586,890, and $5,477,800, respectively; W&R Large Cap Growth Fund owned Bank of America Corporation,
The Goldman Sachs Group, Inc., and Morgan Stanley Dean Witter & Co. (parent of Morgan Stanley & Co. Incorporated, a regular broker-dealer of the Fund)
in the amounts of $383,250, $927,590, and $337,050, respectively; W&R Mid
Cap Growth Fund owned J.P. Morgan Securities Inc. in the amount of
$1,746,000; and W&R Tax-Managed Equity Fund owned Citigroup Inc. (parent of
Salomon Smith Barney Inc., a regular broker-dealer of the Fund) and Morgan
Stanley Dean Witter & Co. in the amounts of $58,474 and $144,450, respectively.

    W&R Funds, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-
clearance requirements and reporting obligations.

                             OTHER INFORMATION

General

     W&R Funds was organized on January 29, 1992. Prior to June 30, 2000, it was known as Waddell & Reed Funds, Inc. (SM)

The Shares of the Funds

     The shares of each of the Funds represents an interest in that Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

     Each Fund offers four classes of its shares:  Class A, Class B, Class
C and Class Y (except Money Market Fund does not offer Class Y shares).
Each class of a Fund represents an interest in the same assets of the Fund and differs as follows:  each class of shares has exclusive voting rights on matters pertaining to matters appropriately limited to that class; Class
A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A shares are subject to a
CDSC; Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares converts to Class A shares eight years after the month in which the shares were purchased; and Class Y shares are not subject to a CDSC but are subject to an ongoing distribution and service fee that differs in amount from that of the Class B and Class C shares. Each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B and Class C shares are expected to be lower than for Class A shares of the same Fund.
Shares are fully paid and nonassessable when purchased.

    The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

    Special meetings of shareholders may be called for any purpose upon receipt by a Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

    Each share (regardless of class) has one vote. All shares of a Fund vote together as a single class, except as to any matter for which a separate vote of any class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular classes, in which case only the shareholders of the affected classes are entitled to vote, each as a separate class.

    Each share of each Fund (regardless of class) is entitled to one vote.
On certain matters such as the election of Directors, all shares of the twelve Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management
Agreement for the other Funds.

Initial Investment

    On June 30, 2000 Waddell & Reed purchased for investment 300,000 Class
A shares of W&R Large Cap Growth Fund, W&R Mid Cap Growth Fund and W&R Tax-
Managed Equity Fund, respectively, at a NAV of $10 per share and 3,000,000
Class A shares of W&R Money Market Fund at a NAV of $1 per share.

                                APPENDIX A

    The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

                         DESCRIPTION OF BOND RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A
Standard & Poor's (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to  S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

     1.  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2.  Nature of and provisions of the obligation;

     3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors'
         rights.

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards:  Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

      Moody's Corporation. A brief description of the applicable Moody's
Corporation (Moody's) rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE:  Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   Description of Preferred Stock Ratings

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

    The preferred stock ratings are based on the following considerations:

1.  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.  Nature of, and provisions of, the issue;

3.  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- This is the highest rating that may be assigned by Standard &
Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

    AA -- A preferred stock issue rated AA also qualifies as a high-
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

    A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the
'A' category.

    BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

    C -- A preferred stock rated C is a non-paying issue.

    D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

    NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Moody's Investors Service, Inc. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      Note:  Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-
range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Preferred stock rating symbols and their definitions are as follows:

    aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

    aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

    a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

    baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

    ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

    b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

    caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

    ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

    c -- This is the lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                        DESCRIPTION OF NOTE RATINGS

       Standard and Poor's, a division of The McGraw-Hill Companies, Inc.
An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-
term debt rating. The following criteria will be used in making that assessment.

  --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

  --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

    The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+)
         designation.
    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
    SP-3 Speculative capacity to pay principal and interest.

      Moody's Investors Service, Inc. Moody's Short-Term Loan Ratings -
Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

    MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                 DESCRIPTION OF COMMERCIAL PAPER RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.
Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

      Moody's Corporation commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.
Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by
(1) lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation;
capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree.
The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

THE INVESTMENTS OF ASSET STRATEGY FUND
March 31, 2001

                                                Troy
                                              Ounces        Value

BULLION - 1.99%
Gold ....................................     4,543    $ 1,171,621
                                                       -----------
(Cost: $1,223,710)

COMMON STOCKS                               Shares
Chemicals and Allied Products - 0.90%
Pharmacyclics, Inc.* ....................     7,900        177,503
Smith International, Inc.* ..............     5,000        351,000
                                                       -----------
                                                           528,503
                                                       -----------
Electric, Gas and Sanitary Services - 1.66%
Dominion Resources, Inc. ................     2,400        154,728
El Paso Corporation .....................     6,800        444,040
NRG Energy, Inc. ........................    10,400        378,560
                                                       -----------
                                                           977,328
                                                       -----------
Industrial Machinery and Equipment - 0.49%
Cooper Cameron Corporation* .............     5,400        291,600
                                                       -----------
Metal Mining - 4.52%
Barrick Gold Corporation ................    40,600        580,174
Freeport-McMoRan Copper & Gold Inc.* ....    28,200        368,010
Homestake Mining Company ................   105,400        554,404
Newmont Mining Corporation ..............    36,300        585,156
Placer Dome Inc. ........................    66,800        577,820
                                                       -----------
                                                         2,665,564
                                                       -----------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF ASSET STRATEGY FUND
March 31, 2001

                                             Shares        Value
COMMON STOCKS (Continued)
Oil and Gas Extraction - 2.68%
Anadarko Petroleum Corporation ..........     7,400    $   464,572
Burlington Resources Incorporated .......     8,200        366,950
Global Industries, Ltd.* ................    27,900        405,422
Transocean Sedco Forex Inc. .............     7,987        346,236
                                                       -----------
                                                         1,583,180
                                                       -----------
Transportation Equipment - 1.09%
Lockheed Martin Corporation .............    18,000        641,700
                                                       -----------

TOTAL COMMON STOCKS - 11.34%                           $ 6,687,875
(Cost: $6,570,885)

                                          Principal
                                          Amount in
                                          Thousands

CORPORATE DEBT SECURITIES
Electric, Gas and Sanitary Services - 2.52%
Dominion Resources, Inc.,
  7.4%, 9-16-02..........................      $300        308,151
El Paso Natural Gas Company,
  7.75%, 1-15-02.........................       300        305,433
PP&L Capital Funding, Inc.,
  7.7%, 11-15-07.........................       250        257,498
Public Service Electric and Gas Company,
  7.19%, 9-6-02..........................       300        307,944
WMX Technologies, Inc.,
  7.7%, 10-1-02..........................       300        306,075
                                                       -----------
                                                         1,485,101
                                                       -----------
Fabricated Metal Products - 0.41%
Crown Cork & Seal Company, Inc.,
  7.125%, 9-1-02.........................       300        240,000
                                                       -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF ASSET STRATEGY FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products - 0.52%
Diageo Capital plc,
  6.0%, 3-27-03..........................      $300    $   304,440
                                                       -----------
Food Stores - 0.52%
Safeway Inc.,
  7.0%, 9-15-02..........................       300        307,482
                                                       -----------
General Merchandise Stores - 1.03%
Grupo Elektra, S.A. de C.V.,
  12.75%, 5-15-01........................       300        301,500
Wal-Mart Stores, Inc.,
  6.875%, 8-1-02.........................       300        308,253
                                                       -----------
                                                           609,753
                                                       -----------
Industrial Machinery and Equipment - 0.51%
Tyco International Group S.A.,
  6.25%, 6-15-03.........................       300        304,113
                                                       -----------
Nondepository Institutions - 1.47%
Banco Latinoamericano de Exportaciones, S.A.:
  6.5%, 4-2-01 (A).......................      $300    $   300,000
  6.59%, 10-6-02 (A).....................       300        306,276
Nacional Financiera, S.N.C.,
  9.75%, 3-12-02.........................       250        259,062
                                                       -----------
                                                           865,338
                                                       -----------
Oil and Gas Extraction - 0.53%
Apache Corporation,
  9.25%, 6-1-02..........................       300        312,717
                                                       -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF ASSET STRATEGY FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products - 0.52%
Federal Paper Board Company, Inc.,
  8.125%, 7-1-02.........................       300        308,943
                                                       -----------
Petroleum and Coal Products - 0.51%
USX Corporation,
  9.8%, 7-1-01...........................       300        302,388
                                                       -----------
Primary Metal Industries - 0.52%
CSN Islands Corp.,
  9.625%, 8-2-02 (A).....................       300        307,125
                                                       -----------
Railroad Transportation - 1.03%
Norfolk Southern Corporation,
  6.95%, 5-1-02..........................       300        304,746
Union Pacific Corporation,
  5.78%, 10-15-01........................       300        300,735
                                                       -----------
                                                           605,481
                                                       -----------
Transportation Equipment - 1.02%
Lockheed Martin Corporation,
  6.85%, 5-15-01.........................       300        300,519
TRW Inc.,
  6.45%, 6-15-01.........................       300        299,679
                                                       -----------
                                                           600,198
                                                       -----------
TOTAL CORPORATE DEBT SECURITIES - 11.11%               $ 6,553,079
(Cost: $6,489,011)

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF ASSET STRATEGY FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
OTHER GOVERNMENT SECURITIES
Argentina - 0.49%
Republic of Argentina (The),
  0.0%, 10-15-01.........................      $300    $   286,500
                                                       -----------
Mexico - 0.43%
United Mexican States,
  8.625%, 3-12-08........................       250        253,125
                                                       -----------
TOTAL OTHER GOVERNMENT SECURITIES - 0.92%              $   539,625
(Cost: $529,738)

UNITED STATES GOVERNMENT SECURITIES
United States Treasury:
  5.25%, 8-15-03.........................     2,875      2,936,094
  6.5%, 8-15-05..........................       250        268,867
  5.75%, 11-15-05 (B)....................    15,400     16,157,834
  6.125%, 8-15-07........................     8,675      9,295,783
  5.375%, 2-15-31........................     2,000      1,974,380
                                                       -----------
TOTAL UNITED STATES GOVERNMENT SECURITIES - 51.94%     $30,632,958
(Cost: $30,492,764)                                    -----------

                                               Face
                                          Amount in
                                          Thousands
UNREALIZED GAIN ON OPEN FORWARD
CURRENCY CONTRACTS - 0.15%
  Japenese Yen, 11-30-01 (C).............  Y365,296    $    86,256

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF ASSET STRATEGY FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands
SHORT-TERM SECURITIES
Chemicals and Allied Products - 9.47%
du Pont (E.I.) de Nemours and Company,
  4.9%, 4-25-01..........................    $1,000    $   996,733
GLAXO WELLCOME plc,
  4.9%, 4-26-01..........................     2,600      2,591,153
PPG Industries, Inc.,
  5.02%, 4-16-01.........................     2,000      1,995,817
                                                       -----------
                                                         5,583,703
                                                       -----------
Nondepository Institutions - 5.66%
Caterpillar Financial Services Corp.,
  4.9%, 4-27-01..........................     2,000      1,992,922
PACCAR Financial Corp.,
  4.925%, Master Note....................     1,343      1,343,000
                                                       -----------
                                                         3,335,922
                                                       -----------
Paper and Allied Products - 4.39%
Sonoco Products Co.,
  4.92%, 4-23-01.........................     2,600      2,592,183
                                                       -----------
Security and Commodity Brokers - 3.38%
Merrill Lynch & Co.,Inc.,
  4.92%, 4-20-01.........................     2,000      1,994,807
                                                       -----------
TOTAL SHORT-TERM SECURITIES - 22.90%                   $13,506,615
(Cost: $13,506,615)

TOTAL INVESTMENTS - 100.35%                            $59,178,029
(Cost: $58,812,723)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.35%)       (205,892)

NET ASSETS - 100.00%                                   $58,972,137

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF ASSET STRATEGY FUND
March 31, 2001

Notes to Schedule of Investments
   *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the total value of these securities amounted to $913,401 or 1.55% of net assets.
(B) As of March 31, 2001, a portion of the security is pledged against the following written call options. (See Note 6 to financial statements):

                         Contracts
    Underlying             Subject  Expiration Month/  Premium    Market
    Security               to Call  Exercise Price    Received     Value
-----------------------  ---------  ----------------- -------- -----------
Analog Devices, Inc.           136      April/45      $ 25,568   $ 6,636
eBay Inc.*                      75      April/40        21,563    15,000
King Pharmaceuticals, Inc.      13      April/45         1,716     1,430
King Pharmaceuticals, Inc.     158      April/40        48,506    48,980
McData Corporation, Class B    121      April/25        21,689    29,904
Rambus Inc.                    132      April/25        27,324    26,400
Siebel Systems, Inc.            66      April/30        26,268    12,280
Texas Instruments Incorporated 190      April/35        48,070    14,037
                                                      --------  --------
                                                      $220,704  $154,667
                                                      ========  ========

(C)  Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japanese Yen.)

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
ASSET STRATEGY FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
Investments -- at value (Notes 1 and 3):
  Bullion (cost - $1,224)..................................   $ 1,172
  Securities (cost - $57,589)..............................    58,006
                                                              -------
                                                               59,178
Cash ......................................................         5
Receivables:
  Dividends and interest...................................       582
  Fund shares sold.........................................       113
Prepaid insurance premium .................................         1
                                                              -------
   Total assets ...........................................    59,879
LIABILITIES                                                   -------
Payable for investment securities purchased ...............       516
Payable to Fund shareholders ..............................       210
Outstanding call options at market (Note 6) ...............       155
Accrued transfer agency and dividend disbursing (Note 2) ..        12
Accrued accounting services fee (Note 2) ..................         3
Accrued distribution fee (Note 2) .........................         2
Accrued management fee (Note 2) ...........................         2
Accrued service fee (Note 2) ..............................         1
Other  ...................................................          6
                                                              -------
   Total liabilities ......................................       907
                                                              -------
     Total net assets......................................   $58,972
NET ASSETS                                                    =======
$0.01 par value capital stock
  Capital stock............................................   $    49
  Additional paid-in capital...............................    57,480
Accumulated undistributed income:
  Accumulated undistributed net investment income..........       193
  Accumulated undistributed net realized gain
   on investments .........................................       819

   Net unrealized appreciation of investments...............      365
  Net unrealized appreciation in value of written
   call options ...........................................        66
                                                              -------
   Net assets applicable to outstanding units of
     capital...............................................   $58,972
Net asset value per share (net assets divided                 =======
by shares outstanding):
Class A ...................................................    $11.98
Class B ...................................................    $11.97
Class C ...................................................    $11.97
Class Y ...................................................    $11.98
Capital shares outstanding:
Class A ...................................................       206
Class B ...................................................       159
Class C ...................................................     4,514
Class Y ...................................................        46
Capital shares authorized...................................  200,000

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
ASSET STRATEGY FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
  Interest and amortization................................   $ 1,380
  Dividends (net of foreign withholding taxes of $2).......       356
                                                              -------
   Total income ...........................................     1,736
Expenses (Note 2):                                            -------
  Distribution fee:
   Class A ................................................       ---*
   Class B ................................................         5
   Class C ................................................       415
   Class Y ................................................         1
  Investment management fee................................       402
  Service fee:

  Transfer agency and dividend disbursing:
   Class A ................................................         2
   Class B ................................................         2
   Class C ................................................       126
  Accounting services fee..................................        33
  Custodian fees...........................................        21
  Audit fees...............................................        12
  Legal fees...............................................         2
  Shareholder servicing fee -- Class Y.....................         1
  Other....................................................        55
                                                              -------
   Total ..................................................     1,219
                                                              -------
      Net investment income ...............................       517
REALIZED AND UNREALIZED GAIN                                  -------
 (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities ...........................     4,365
Realized net gain on call options written .................     1,177
Realized net loss on put options purchased ................    (1,718)
Realized net gain from foreign currency transactions ......         1
                                                              -------
  Realized net gain on investments.........................     3,825
                                                              -------
Unrealized depreciation in value of securities
  during the period........................................    (7,125)
Unrealized appreciation in value of forward currency contracts     86
Unrealized appreciation in value of written
  call options during the period...........................        66
                                                              -------
  Unrealized depreciation..................................    (6,973)
                                                              -------
   Net loss on investments ................................    (3,148)
                                                              -------
     Net decrease in net assets resulting from operations..   $(2,631)
                                                              =======
*Not shown due to rounding.

                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
ASSET STRATEGY FUND
(In Thousands)
                                        For the Fiscal Year Ended
                                                March 31,
                                        ------------------------
                                               2001         2000
                                        -----------    ---------
INCREASE IN NET ASSETS
Operations:
  Net investment income..................   $   517      $    99
  Realized net gain on investments.......     3,825        8,765
  Unrealized appreciation (depreciation).    (6,973)       5,690
                                            -------      -------
   Net increase (decrease) in net assets
     resulting from operations...........    (2,631)      14,554
                                            -------      -------
Distributions to shareholders from (Note 1E):*
  Net investment income:
   Class A ..............................       (20)         ---
   Class B ..............................        (7)         ---
   Class C ..............................      (288)        (151)
   Class Y ..............................        (9)          (4)
  Realized net gain on investment transactions:
   Class A ..............................      (281)         ---
   Class B ..............................      (139)         ---
   Class C ..............................    (9,737)        (981)
   Class Y ..............................       (96)          (9)
                                            -------      -------
                                            (10,577)      (1,145)
                                            -------      -------
Capital share transactions
  (Note 5)...............................    19,464        8,527
                                            -------      -------
  Total increase.........................     6,256       21,936
NET ASSETS
Beginning of period .....................    52,716       30,780
                                            -------      -------
End of period ...........................   $58,972      $52,716
                                            =======      =======
  Undistributed net investment
   income (loss) ........................      $193          $(1)
                                               ====          ===

               *See "Financial Highlights" on pages    -   .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                For the
                                period
                                from
                                7-10-00*
                                    to
                                3-31-01
                                --------
Net asset value,
  beginning of period            $15.22
                                 ------
Income (loss) from investment
  operations:
Net investment
  income...........                0.15
Net realized and
  unrealized loss
  on investments...               (0.60)
                                 ------
Total from investment
  operations ........             (0.45)
                                 ------
Less distributions:
From net investment
  income...........               (0.13)
From capital gains                (2.66)
                                 ------
Total distributions               (2.79)
                                 ------
Net asset value,
  end of period .....            $11.98
                                 ======
Total return**......              -3.77%
Net assets, end of
  period (in
  millions) .........             $2
Ratio of expenses
  to average net
  assets ............              1.26%***
Ratio of net investment
  income to average
  net assets ........              2.26%***
Portfolio turnover
  rate ..............            214.77%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                            For the
                             period
                             from
                            7-3-00*
                              to
                            3-31-01
                            --------
Net asset value,
  beginning of period         $15.21
                              ------
Income (loss) from
  investment operations:
Net investment
  income...........             0.07
Net realized and
  unrealized loss
  on investments...            (0.60)
                              ------
Total from investment
  operations ........         (0.53)
                              ------
Less distributions:
From net investment
  income...........           (0.05)
From capital gains            (2.66)
                              ------
Total distributions           (2.71)
                              ------
Net asset value,
  end of period .....         $11.97
                              ======
Total return........           -4.35%
Net assets, end of
  period (in millions)          $2
Ratio of expenses
  to average net
  assets ............           2.15%**
Ratio of net investment
  income to average
  net assets ........           1.37%**
Portfolio turnover
  rate ..............         214.77%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the fiscal year ended March 31,
                           -------------------------------------
                              2001   2000    1999   1998    1997
                           -------- ------ ------- -------- ------
Net asset value,
  beginning of period       $15.21  $11.20  $11.42  $ 9.73  $10.15
                            ------  ------  ------  ------  ------
Income (loss) from
  investment operations:
Net investment
  income...........           0.11    0.03    0.15    0.21    0.23
Net realized and
  unrealized gain (loss)
  on investments...          (0.62)   4.33    0.05    2.16   (0.30)
                            ------  ------  ------  ------  ------
Total from investment
  operations ........        (0.51)   4.36    0.20    2.37   (0.07)
                            ------  ------  ------   ------  ------
Less distributions:
From net investment
  income...........          (0.07)  (0.05)  (0.16)  (0.22)  (0.21)
From capital gains           (2.66)  (0.30)  (0.26)  (0.46)  (0.14)
                            ------  ------  ------  ------  ------
Total distributions.         (2.73)  (0.35)  (0.42)  (0.68)  (0.35)
                            ------  ------  ------  ------  ------
Net asset value,
  end of period .....       $11.97  $15.21  $11.20  $11.42  $ 9.73
                            ======  ======  ======   ======  ======
Total return........         -4.22%  39.60%   1.79%  24.94%  -0.86%
Net assets, end of
  period (in
  millions) .........          $54    $52     $30    $19     $13
Ratio of expenses
  to average net
  assets ............         2.15%   2.24%   2.32%   2.44%   2.52%
Ratio of net investment
  income to average
  net assets ........         0.86%   0.24%   1.38%   2.02%   2.21%
Portfolio turnover
  rate ..............       214.77% 204.12% 168.17% 220.67% 109.92%

(A) See Note 5.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the fiscal year ended March 31,
                           -------------------------------------
                              2001     2000    1999   1998    1997
                           -------   ------- ------- ------- ------
Net asset value,
  beginning of
  period ............       $15.26   $11.21  $11.43  $ 9.73  $10.16
                             -----    -----   -----   -----  ------
Income (loss) from
  investment operations:
Net investment
  income...........           0.24     0.15    0.26    0.31    0.27
Net realized and
  unrealized gain (loss)
  on investments...          (0.63)    4.33    0.05    2.16   (0.26)
                             -----    -----   -----   -----  ------
Total from investment
  operations ........        (0.39)    4.48    0.31    2.47    0.01
                             -----    -----   -----   -----  ------
Less distributions:
From net investment
  income...........          (0.23)   (0.13)  (0.27)  (0.31) (0.30)
From capital gains           (2.66)   (0.30)  (0.26)  (0.46) (0.14)
                             -----    -----   -----   -----  ------
Total distributions.         (2.89)   (0.43)  (0.53)  (0.77) (0.44)
                             -----    -----   -----   -----  ------
Net asset value,
  end of period .....       $11.98   $15.26  $11.21  $11.43  $ 9.73
                            ======   ======  ======  ======  ======
Total return........         -3.39%   40.85%   2.75%  26.06%   0.05%
Net assets, end of
  period (in thousands)       $550    $508    $307    $225    $116
Ratio of expenses
  to average net
  assets ............         1.32%    1.33%   1.45%   1.58%   1.61%
Ratio of net investment
  income to average
  net assets ........         1.71%    1.14%   2.25%   2.90%   2.97%
Portfolio turnover
  rate ..............       214.77%  204.12% 168.17% 220.67% 109.92%

                     See Notes to Financial Statements.

THE INVESTMENTS OF CORE EQUITY FUND
March 31, 2001
                                             Shares        Value
COMMON STOCKS
Amusement and Recreation Services - 1.24%
Walt Disney Company (The) ...............   196,000 $  5,605,600
                                                    ------------
Business Services - 5.19%
AOL Time Warner Inc.* ...................   351,950   14,130,792
Clear Channel Communications, Inc.* .....   109,800    5,978,610
eBay Inc.* ..............................    90,900    3,286,603
                                                    ------------
                                                      23,396,005
                                                    ------------
Chemicals and Allied Products - 21.32%
Air Products and Chemicals, Inc. ........   103,000    3,955,200
ALZA Corporation* .......................    37,500    1,518,750
American Home Products Corporation ......    76,400    4,488,500
Biogen, Inc.* ...........................    77,600    4,915,475
Bristol-Myers Squibb Company ............    70,700    4,199,580
Dow Chemical Company (The) ..............   310,000    9,786,700
du Pont (E.I.) de Nemours and Company ...   159,400    6,487,580
Forest Laboratories, Inc.* ..............   208,000   12,321,920
Johnson & Johnson .......................    68,100    5,956,707
King Pharmaceuticals, Inc.* .............   164,800    6,715,600
Merck & Co., Inc. .......................    81,300    6,170,670
Pfizer Inc. .............................   325,475   13,328,201
Pharmacia Corporation ...................   126,673    6,380,519
QLT Inc.* ...............................   174,600    3,552,019
Schering-Plough Corporation .............   173,000    6,319,690
                                                    ------------
                                                      96,097,111
                                                    ------------
Communication - 2.23%
Cox Communications, Inc., Class A* ......   226,100   10,059,189
                                                    ------------
Depository Institutions - 3.37%
Bank of America Corporation .............   116,400    6,372,900
Morgan (J.P.) Chase & Co. ...............   122,000    5,477,800
UBS AG, REGISTERED SHARES (A) ...........    23,100    3,321,108
                                                    ------------
                                                      15,171,808
                                                    ------------

                See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CORE EQUITY FUND
March 31, 2001

                                             Shares       Value
COMMON STOCKS (Continued)
Electric, Gas and Sanitary Services - 1.62%
El Paso Corporation .....................   111,600 $  7,287,480
                                                    ------------
Electronic and Other Electric Equipment - 6.74%
Analog Devices, Inc.* ...................   106,000    3,841,440
Broadcom Corporation, Class A* ..........    32,800      947,920
General Electric Company ................   213,200    8,924,552
Intel Corporation .......................   164,200    4,320,513
JDS Uniphase Corporation* ...............    69,000    1,272,187
Nortel Networks Corporation .............   337,900    4,747,495
Texas Instruments Incorporated ..........   142,200    4,405,356
Xilinx, Inc.* ...........................    54,600    1,916,119
                                                    ------------
                                                      30,375,582
                                                    ------------
Food Stores - 1.91%
Kroger Co. (The)* .......................   217,300    5,604,167
Safeway Inc.* ...........................    54,700    3,016,705
                                                    ------------
                                                       8,620,872
                                                    ------------
Furniture and Home Furnishings Stores - 0.45%
Best Buy Co., Inc.* .....................    56,900    2,046,124
                                                    ------------
General Merchandise Stores - 3.78%
Target Corporation ......................   471,900   17,026,152
                                                    ------------
Industrial Machinery and Equipment - 7.88%
Baker Hughes Incorporated ...............   317,800   11,539,318
Caterpillar Inc. ........................    91,100    4,043,018
Cisco Systems, Inc.* ....................   241,400    3,809,594
Deere & Company .........................    55,700    2,024,138
Dell Computer Corporation* ..............   163,200    4,192,200
EMC Corporation* ........................   177,300    5,212,620
Sun Microsystems, Inc.* .................   304,600    4,680,179
                                                    ------------
                                                      35,501,067
                                                    ------------

             See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CORE EQUITY FUND
March 31, 2001

                                             Shares       Value
COMMON STOCKS (Continued)
Instruments and Related Products - 2.54%
Applera Corporation-Applied Biosystems
  Group..................................    48,900 $  1,356,975
Guidant Corporation* ....................   162,900    7,328,871
Medtronic, Inc. .........................    60,400    2,762,696
                                                    ------------
                                                      11,448,542
                                                    ------------
Insurance Carriers - 4.61%
American International Group, Inc. ......   118,050    9,503,025
Chubb Corporation (The) .................   117,300    8,497,212
Munchener Ruckversicherungs - Gesellschaft
  Aktiengesellschaft (A).................     9,300    2,773,430
                                                    ------------
                                                      20,773,667
                                                    ------------
Nondepository Institutions - 6.70%
Fannie Mae ..............................   183,500   14,606,600
Freddie Mac .............................   240,600   15,598,098
                                                    ------------
                                                      30,204,698
                                                    ------------
Oil and Gas Extraction - 9.16%
Anadarko Petroleum Corporation ..........   248,800   15,619,664
Burlington Resources Incorporated .......   257,600   11,527,600
Schlumberger Limited ....................   164,100    9,453,801
Transocean Sedco Forex Inc. .............   108,246    4,692,464
                                                    ------------
                                                      41,293,529
                                                    ------------
Paper and Allied Products - 1.36%
International Paper Company .............   170,000    6,133,600
                                                    ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CORE EQUITY FUND
March 31, 2001
                                             Shares       Value
COMMON STOCKS (Continued)
Petroleum and Coal Products - 3.71%
Exxon Mobil Corporation .................   110,784 $  8,973,504
Royal Dutch Petroleum Company ...........   139,400    7,728,336
                                                    ------------
                                                      16,701,840
                                                    ------------
Prepackaged Software - 3.46%
Microsoft Corporation* ..................   229,400   12,538,144
Veritas Software Corp.* .................    66,300    3,065,380
                                                    ------------
                                                      15,603,524
                                                    ------------
Primary Metal Industries - 1.50%
Alcoa Incorporated ......................   188,600    6,780,170
                                                    ------------
Security and Commodity Brokers - 1.74%
Charles Schwab Corporation (The) ........   210,650    3,248,223
Goldman Sachs Group, Inc. (The) .........    53,900    4,586,890
                                                    ------------
                                                       7,835,113
                                                    ------------
Stone, Clay and Glass Products - 0.45%
Corning Incorporated ....................    98,300    2,033,827
                                                    ------------
Telephone and Radiotelephone Communications - 5.22%
BellSouth Corporation ...................    65,000    2,659,800
SBC Communications Inc. .................   240,300   10,724,589
Telefonaktiebolaget LM Ericsson,
  ADR, Class B...........................   492,200    2,760,947
Vodafone Group plc, ADR .................   152,700    4,145,805
Worldcom, Inc.* .........................   173,000    3,227,531
                                                    ------------
                                                      23,518,672
                                                    ------------
Transportation Equipment - 1.31%
Lockheed Martin Corporation .............   165,200    5,889,380
                                                    ------------

               See Notes to Schedule of Investments on page   .

THE INVESTMENTS OF CORE EQUITY FUND
March 31, 2001
                                             Shares       Value
COMMON STOCKS (Continued)
Wholesale Trade -- Nondurable Goods - 0.97%
Enron Corp. .............................    75,200 $  4,369,120
                                                    ------------

TOTAL COMMON STOCKS - 98.46%                        $443,772,672
(Cost: $384,955,353)

PREFERRED STOCK - 0.52%
Communication
Cox Communications, Inc., 7.0% Convertible   39,200 $  2,332,400
                                                    ------------
(Cost: $1,956,350)

TOTAL SHORT-TERM SECURITIES - 1.20%                 $  5,418,692
(Cost: $5,418,692)

TOTAL INVESTMENT SECURITIES - 100.18%               $451,523,764
(Cost: $392,330,395)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.18%)     (788,977)

NET ASSETS - 100.00%                                $450,734,787

Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
CORE EQUITY FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........  $451,524
Receivables:
  Investment securities sold...............................     2,518
  Fund shares sold.........................................       433
  Dividends and interest...................................       357
Prepaid insurance premium .................................         2
                                                             --------
   Total assets ...........................................   454,834
                                                             --------
LIABILITIES
Payable to Fund shareholders ..............................     3,281
Payable for investment securities purchased ...............       658
Accrued transfer agency and dividend disbursing (Note 2) ..        96
Accrued distribution fee (Note 2) .........................        18
Accrued management fee (Note 2) ...........................        17
Accrued accounting services fee (Note 2) ..................         6
Accrued service fee (Note 2) ..............................         6
Other  ..................................................          17
                                                             --------
   Total liabilities ......................................     4,099
                                                             --------
     Total net assets......................................  $450,735
                                                             ========
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................  $    477
  Additional paid-in capital...............................   377,595
Accumulated undistributed income (loss):
  Accumulated undistributed net investment loss............        (2)
  Accumulated undistributed net realized gain on
   investments ............................................    13,477

   Net unrealized appreciation of investments...............   59,188
                                                             --------
   Net assets applicable to outstanding units
     of capital............................................  $450,735
                                                             ========
Net asset value per share (net assets divided by
shares outstanding):
Class A ...................................................     $9.51
Class B ...................................................     $9.44
Class C ...................................................     $9.45
Class Y ...................................................     $9.82
Capital shares outstanding:
Class A ...................................................       423
Class B ...................................................       477
Class C ...................................................    46,527
Class Y ...................................................       243
Capital shares authorized...................................  400,000

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CORE EQUITY FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Dividends (net of foreign withholding taxes of $9).......  $  4,898
  Interest and amortization................................       833
                                                             --------
   Total income ...........................................     5,731
                                                             --------
Expenses (Note 2):
  Distribution fee:
   Class A ................................................       ---*
   Class B ................................................        17
   Class C ................................................     4,099
   Class Y ................................................         6
  Investment management fee................................     3,870
  Service fee:
   Class A ................................................         3
   Class B ................................................         6
   Class C ................................................     1,367
  Transfer agency and dividend disbursing:
   Class A ................................................         4
   Class B ................................................         8
   Class C ................................................     1,147
  Accounting services fee..................................        74
  Custodian fees...........................................        50
  Audit fees...............................................        18
  Legal fees...............................................        15
  Shareholder servicing fee -
   Class Y ................................................         3
  Other....................................................       179
                                                             --------
   Total expenses .........................................    10,866
                                                             --------
     Net investment loss...................................    (5,135)
                                                             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (NOTES 1 AND 3)
Realized net gain on securities ...........................    57,552
Realized net gain on written call options .................       629
Realized net gain from foreign currency transactions ......        21
                                                             --------
  Realized net gain on investments.........................    58,202
  Unrealized depreciation in value of investments
   during the period ......................................  (143,457)
                                                             --------
   Net loss on investments ................................   (85,255)
                                                             --------
     Net decrease in net assets resulting from operations..  $(90,390)
                                                             ========

*Not shown due to rounding.

                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CORE EQUITY FUND
(In Thousands)
                                                   For the Fiscal Year Ended
                                                         March 31,
                                                   ------------------------
                                                       2001         2000
                                                   -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss....................           $ (5,135)    $   (635)
  Realized net gain on investments.......             58,202       67,641
  Unrealized appreciation (depreciation).           (143,457)      51,174
                                                    --------     --------
   Net increase (decrease) in net assets
     resulting from operations...........           (90,390)     118,180
                                                    --------     --------
Distributions to shareholders from
(Note 1E):*
  Net investment income:
   Class A ..............................                ---          ---
   Class B ..............................                ---          ---
   Class C ..............................                ---       (1,151)
   Class Y ..............................                ---          (16)
  Realized net gain on investment transactions:
   Class A ..............................               (426)         ---
   Class B ..............................               (600)         ---
   Class C ..............................            (95,020)     (18,926)
   Class Y ..............................               (404)         (56)
                                                    --------     --------
                                                     (96,450)     (20,149)
                                                    --------     --------
Capital share transactions (Note 5) .....             50,130      (20,177)
                                                    --------     --------
  Total increase (decrease)..............           (136,710)      77,854
NET ASSETS
Beginning of period .....................            587,445      509,591
                                                    --------     --------
End of period ...........................           $450,735     $587,445
                                                    ========     ========
  Undistributed net investment loss......              $(2)        $(27)
                                                       ===         ====

*See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                             For the
                             period
                              from
                            7-3-00*
                                to
                            3-31-01
                            --------
Net asset value,
  beginning of period         $13.89
                              ------
Loss from investment
  operations:
Net investment
  loss.............           (0.00)
Net realized and
  unrealized loss
  on investments...           (2.00)
                             ------
Total from investment
  operations ........         (2.00)
                             ------
Less distributions:
From net investment
  income...........           (0.00)
From capital gains            (2.38)
                              ------
Total distributions           (2.38)
                              ------
Net asset value,
  end of period .....         $ 9.51
                              ======
Total return**......          -16.72%
Net assets, end of
  period (in
  millions) .........            $4
Ratio of expenses
  to average net
  assets ............          1.18%***
Ratio of net investment
  loss to average
  net assets ........         -0.11%***
Portfolio turnover
  rate ..............         39.02%****

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
****For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                          For the
                          period
                          from
                         7-11-00*
                            to
                         3-31-01
                         --------
Net asset value,
  beginning of period     $14.10
                          ------
Loss from investment
  operations:
Net investment
  loss.............        (0.05)
Net realized and
  unrealized loss
  on investments...        (2.23)
                          ------
Total from investment
  operations ........      (2.28)
                          ------
Less distributions:
From net investment
  income...........        (0.00)
From capital gains         (2.38)
                          ------
Total distributions        (2.38)
                          ------
Net asset value,
  end of period .....     $ 9.44
                          ======
Total return........      -18.50%
Net assets, end of
  period (in
  millions) .........        $5
Ratio of expenses
  to average net
  assets ............       2.11%**
Ratio of net investment
  loss to average
  net assets ........      -1.02%**
Portfolio turnover
  rate ..............      39.02%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:*

                              For the fiscal year ended March 31,
                             ------------------------------------
                               2001   2000    1999    1998    1997
                              ------ ------  ------  ------  ------
Net asset value,
  beginning of
  period ............         $13.76 $11.52  $12.24 $ 9.09   $8.17
                              ------  -----   -----  -----   -----
Income (loss) from investment
  operations:
Net investment
  income (loss)....            (0.11) (0.01)   0.03  (0.02)  (0.01)
Net realized and
  unrealized gain (loss)
  on investments...            (1.82)  2.71    0.82   3.56    0.98
                              ------  -----   -----  -----   -----
Total from investment
  operations ........          (1.93)  2.70    0.85   3.54    0.97
                              ------  -----   -----  -----   -----
Less distributions:
From net investment
  income...........            (0.00) (0.03)  (0.01) (0.00)  (0.00)
From capital gains             (2.38) (0.43)  (1.56) (0.39)  (0.05)
                              ------  -----   -----  -----   -----
Total distributions            (2.38) (0.46)  (1.57) (0.39)  (0.05)
                              ------  -----   -----  -----   -----
Net asset value,
  end of period .....         $ 9.45 $13.76  $11.52 $12.24   $9.09
                              ====== ======  ====== ======   =====
Total return........          -16.40% 23.98%   7.47% 39.57%  11.93%
Net assets, end of
  period (in
  millions) .........           $440   $585    $508   $473    $317
Ratio of expenses
  to average net
  assets ............           1.97%  1.98%   1.93%  1.92%   1.95%
Ratio of net investment
  income (loss) to average
  net assets ........          -0.93% -0.12%   0.30% -0.23%  -0.17%
Portfolio turnover
  rate ..............          39.02% 75.64%  54.73% 36.94%  26.23%

(A)  See Note 5.
*Per-share amounts have been adjusted retroactively to reflect the 100%
 stock dividend effected June 26, 1998.

                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                             For the fiscal year ended March 31,
                            ------------------------------------
                              2001   2000    1999  1998     1997
                            ------ ------  ------ ------  ------
Net asset value,
  beginning of
  period ............       $14.08 $11.78  $12.46 $ 9.18   $8.19
                            ------ ------  ------ ------   -----
Income (loss) from investment
  operations:
Net investment
  income (loss)....          (0.04)  0.06    0.12   0.05    0.02
Net realized and
  unrealized gain (loss)
  on investments...          (1.84)  2.80    0.84   3.62    1.02
                            ------ ------  ------ ------   -----
Total from investment
  operations ........        (1.88)  2.86    0.96   3.67    1.04
                            ------ ------  ------ ------   -----
Less distributions:
From net investment
  income...........          (0.00) (0.13)  (0.08) (0.00)  (0.00)
From capital gains           (2.38) (0.43)  (1.56) (0.39)  (0.05)
                            ------ ------  ------ ------   -----
Total distributions.         (2.38)  (0.56) (1.64) (0.39)  (0.05)
                            ------ ------  ------ ------   -----
Net asset value,
  end of period .....       $ 9.82 $14.08  $11.78 $12.46   $9.18
                            ====== ======  ====== ======   =====
Total return........        -15.62% 24.96%   8.37% 40.63%  12.69%
Net assets, end of
  period (in
  millions)........             $2     $2      $1     $1      $1
Ratio of expenses
  to average net
  assets ............         1.15%  1.16%   1.15%  1.20%   1.18%
Ratio of net investment
  income (loss) to average
  net assets ........        -0.11%  0.67%   1.10%  0.50%   0.65%
Portfolio turnover
  rate ..............        39.02% 75.64%  54.73% 36.94%  26.23%

*Per-share amounts have been adjusted retroactively to reflect the 100%
 stock dividend effected June 26, 1998.

                      See Notes to Financial Statements.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                                Shares          Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
Communication - 2.70%
Adelphia Communications Corporation,
  13% Preferred..........................        2,500    $   250,000
CSC Holdings, Inc., 11.125% Preferred* ..        2,569        279,379
                                                          -----------
                                                              529,379
                                                          -----------
Nondepository Institutions - 1.91%
California Federal Preferred Capital
  Corporation, 9.125% Preferred..........       15,000        375,000
                                                          -----------
Paper and Allied Products - 0.00%
SF Holdings Group, Inc., Class C (A)* ...           50            250
                                                          -----------
Telephone and Radiotelephone Communications - 3.16%
Intermedia Communications Inc., 13.5%
  Preferred*.............................          620        610,946
ONO Finance Plc, Rights (A)* ............          250         10,000
Primus Telecommunications Group,
  Incorporated, Warrants*................          300             18
                                                          -----------
                                                              620,964
                                                          -----------
Textile Mill Products - 1.22%
Anvil Holdings, Inc., 13.0% Preferred* ..    13,000           240,500
                                                          -----------
TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
AND WARRANTS - 8.99%                                      $ 1,766,093
(Cost: $1,633,049)

                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 7.46%
Ameristar Casinos, Inc.,
  10.75%, 2-15-09 (A)..................        $250           256,250
Choctaw Resort Development Enterprise,
  9.25%, 4-1-09 (A)....................         100           102,125

             See Notes to Schedule of Investments on page .

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                         Principal
                                         Amount in
                                         Thousands         Value

CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services (Continued)
Hollywood Park, Inc.,
  9.25%, 2-15-07.......................      $500    $   495,000
Mohegan Tribal Gaming Authority,
  8.75%, 1-1-09........................       250        255,313
Premier Parks Inc.,
  9.75%, 6-15-07.......................       250        256,250
Station Casinos, Inc.,
  8.375%, 2-15-08 (A)..................       100        100,500
                                                     -----------
                                                       1,465,438
                                                     -----------
Auto Repair, Services and Parking - 1.42%
Avis Rent A Car, Inc.,
  11.0%, 5-1-09........................       250        280,000
                                                     -----------
Business Services - 3.46%
Adams Outdoor Advertising Limited Partnership,
  10.75%, 3-15-06......................       250        257,500
Lamar Advertising Company,
  8.625%, 9-15-07......................       250        253,750
National Equipment Services, Inc.,
  10.0%, 11-30-04......................       200        168,000
                                                     -----------
                                                         679,250
                                                     -----------
Communication - 13.38%
Adelphia Communications Corporation,
  10.875%, 10-1-10.....................       200        211,000
Allbritton Communications Company,
  9.75%, 11-30-07......................       250        252,500
Charter Communications Holdings, LLC
  and Charter Communications Holdings
  Capital Corporation,
  8.625%, 4-1-09.......................       250        240,625
EchoStar DBS Corporation,
  9.375%, 2-1-09.......................       250        248,750
FrontierVision Holdings, L.P.,
  0.0%, 9-15-07 (B)....................       250        250,000

                See Notes to Schedule of Investments on page .

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                         Principal
                                         Amount in
                                         Thousands         Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
Insight Communications Company, Inc.,
  0.0%, 2-15-11 (A)(B).................      $250     $  136,875
Insight Midwest, L.P. and Insight
  Capital, Inc.,
  10.5%, 11-1-10 (A)...................       125        133,125
LIN Holdings Corp.,
  0.0%, 3-1-08 (B).....................       250        180,000
Renaissance Media Group LLC,
  0.0%, 4-15-08 (B)....................       250        192,500
Salem Communications Corporation,
  9.5%, 10-1-07........................       300        300,000
SpectraSite Holdings, Inc.,
  0.0%, 3-15-10 (B)....................       250        110,000
Telewest Communications plc,
  11.0%, 10-1-07.......................       260        254,150
Young Broadcasting Inc.,
  10.0%, 3-1-11 (A)....................       125        120,625
                                                     -----------
                                                       2,630,150
                                                     -----------
Eating and Drinking Places - 1.29%
Domino's, Inc.,
  10.375%, 1-15-09.....................      $250    $   253,750
                                                     -----------
Electric, Gas and Sanitary Services - 1.56%
Allied Waste North America, Inc.,
  10.0%, 8-1-09........................       300        305,625
                                                     -----------
Electronic and Other Electric Equipment - 2.24%
Alamosa (Delaware), Inc.,
  12.5%, 2-1-11 (A)....................       350        344,750
American Tower Corporation,
  9.375%, 2-1-09 (A)...................       100         95,500
                                                     -----------
                                                         440,250
                                                     -----------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                        Principal
                                        Amount in
                                        Thousands         Value
CORPORATE DEBT SECURITIES (Continued)
Health Services - 3.87%
Abbey Healthcare Group Incorporated,
  9.5%, 11-1-02........................      $250    $   250,625
Columbia/HCA Healthcare Corporation,
  7.0%, 7-1-07.........................       250        243,125
IASIS Healthcare Corporation,
  13.0%, 10-15-09......................       250        267,500
                                                     -----------
                                                         761,250
                                                     -----------
Holding and Other Investment Offices - 1.95%
Host Marriott, L.P.,
  9.25%, 10-1-07 (A)...................       250        255,625
Meditrust,
  7.51%, 9-26-03.......................       150        127,500
                                                     -----------
                                                         383,125
                                                     -----------
Industrial Machinery and Equipment - 1.85%
AAF-McQuay Inc.,
  8.875%, 2-15-03......................       370        364,450
                                                     -----------
Leather and Leather Products - 1.34%
French Fragrances, Inc.,
  11.75%, 2-1-11 (A)...................       250        262,500
                                                     -----------
Miscellaneous Retail - 1.61%
Michaels Stores, Inc.,
  10.875%, 6-15-06.....................      $300  $     316,500
                                                     -----------
Motion Pictures - 1.01%
AMC Entertainment Inc.,
  9.5%, 3-15-09........................       150        120,000
  9.5%, 2-1-11.........................       100         78,000
                                                     -----------
                                                         198,000
                                                     -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                        Principal
                                        Amount in
                                        Thousands         Value
CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 5.68%
Chesapeake Energy Corporation:
  9.625%, 5-1-05.......................      $250    $   270,000
  8.125%, 4-1-11 (A)...................       300        294,999
Key Energy Services, Inc.,
  8.375%, 3-1-08 (A)...................       250        257,243
R&B Falcon Corporation,
  9.5%, 12-15-08.......................       250        293,750
                                                     -----------
                                                       1,115,992
                                                     -----------
Paper and Allied Products - 5.48%
Buckeye Technologies Inc.,
  8.0%, 10-15-10.......................       250        232,500
Container Corporation of America,
  11.25%, 5-1-04.......................       500        500,000
Corporacion Durango, S.A. de C.V.,
  13.125%, 8-1-06......................       250        238,750
SF Holdings Group, Inc.,
  0.0%, 3-15-08 (B)....................       250        106,250
                                                     -----------
                                                       1,077,500
                                                     -----------
Railroad Transportation - 1.01%
TFM, S.A. de C.V.,
  0.0%, 6-15-09 (B)....................       250        197,500
                                                     -----------
Telephone and Radiotelephone Communications - 20.18%
AT&T Wireless Group,
  7.875%, 3-1-11 (A)...................       250        250,012
AirGate PCS, Inc.,
  0.0%, 10-1-09 (B)....................       265        157,675
Alestra, S. de R.L. de C.V.,
  12.625%, 5-15-09.....................       150        127,500
Concentric Network Corporation,
  12.75%, 12-15-07.....................       250        176,250
Grupo Iusacell, S.A. de C.V.,
  14.25%, 12-1-06......................       350        364,437

                See Notes to Schedule of Investments on page .

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                        Principal
                                        Amount in
                                        Thousands         Value
CORPORATE DEBT SECURITIES (Continued)
Telephone and Radiotelephone Communications (Continued)
Hyperion Telecommunications, Inc.,
  12.0%, 11-1-07.......................      $125    $    75,000
IWO Holdings, Inc., Units,
  14.0%, 1-15-11 (A)(C)................       250        246,250
Intermedia Communications of Florida, Inc.,
  0.0%, 5-15-06 (B)....................       250        251,250
Microcell Telecommunications Inc.,
  0.0%, 6-1-06 (B).....................       250        250,000
Nextel International, Inc.,
  12.75%, 8-1-10.......................       250        198,125
Nextel Partners, Inc.,
  11.0%, 3-15-10.......................       125        109,375
ONO Finance Plc,
  13.0%, 5-1-09........................       250        195,000
Sprint Spectrum L.P.,
  0.0%, 8-15-06 (B)....................       600        629,562
Time Warner Telecom LLC and Time
  Warner Telecom Inc.,
  9.75%, 7-15-08.......................       250        245,000
TRITEL PCS, INC.,
  10.375%, 1-15-11 (A).................       250        240,000
Triton PCS, Inc.,
  0.0%, 5-1-08 (B).....................       200        155,000
US Unwired Inc.,
  0.0%, 11-01-09 (B)...................       250        129,375
VoiceStream Wireless Corporation,
  10.375%, 11-15-09....................       150        165,000
                                                     -----------
                                                       3,964,811
                                                     -----------
Trucking and Warehousing - 1.55%
Iron Mountain Incorporated,
  8.625%, 4-1-13.......................       300        304,125
                                                     -----------
Wholesale Trade -- Nondurable Goods - 1.21%
Core-Mark International, Inc.,
  11.375%, 9-15-03.....................       250        237,500
                                                     -----------

                See Notes to Schedule of Investments on page .

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                        Principal
                                        Amount in
                                        Thousands         Value

TOTAL CORPORATE DEBT SECURITIES - 77.55%             $15,237,716
(Cost: $15,360,834)

OTHER GOVERNMENT SECURITY - 1.37%
Mexico
United Mexican States,
  9.75%, 4-6-05........................      $250    $   268,438
                                                     -----------
(Cost: $249,926)

SHORT-TERM SECURITIES
Communication - 3.81%
Viacom Inc.:
  5.45%, 4-9-01........................       500        499,394
  5.4%, 4-27-01........................       251        250,021
                                                     -----------
                                                         749,415
                                                     -----------

Food Stores - 3.82%
Kroger Co. (The),
  6.3%, 4-2-01.........................       750        749,869
                                                     -----------

Nondepository Institutions - 0.01%
PACCAR Financial Corp.,
  4.925%, Master Note..................         1          1,000
                                                     -----------

Railroad Transportation - 1.52%
Union Pacific Corporation,
  5.95%, 4-6-01........................       300        299,752
                                                     -----------

Wholesale Trade -- Nondurable Goods - 3.23%
Safeway Inc.,
  5.8%, 4-2-01.........................       635        634,898
                                                     -----------

TOTAL SHORT-TERM SECURITIES - 12.39%                 $ 2,434,934
(Cost: $2,434,934)

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                                          Value

TOTAL INVESTMENT SECURITIES - 100.30%                $19,707,181
(Cost: $19,678,743)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.30%)      (58,382)

NET ASSETS - 100.00%                                  $19,648,799

Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the total value of these securities amounted to $3,106,629 or 15.81% of net assets.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C) Each unit of IWO Holdings, Inc. consists of $1,000 principal amount of
    14.0% senior notes due 2011 and one warrant to purchase 12.50025 shares of Class C common stock at an exercise price of $7.00 per share.

    See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

    See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
HIGH INCOME FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........   $19,707
Cash ......................................................        10
Receivables:
  Dividends and interest...................................       360
  Investment securities sold...............................       234
  Fund shares sold.........................................       168
                                                              -------
   Total assets ...........................................    20,479
                                                              -------
LIABILITIES
Payable for investment securities purchased ...............       730
Payable to Fund shareholders ..............................        72
Dividends payable .........................................        16
Accrued transfer agency and dividend disbursing(Note 2) ...         6
Accrued accounting services fee (Note 2) ..................         1
Accrued distribution fee(Note 2) ..........................         1
Other .....................................................         4
                                                              -------
   Total liabilities ......................................       830
                                                              -------
     Total net assets......................................   $19,649
                                                              =======
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................   $    23
  Additional paid-in capital...............................    23,865
Accumulated undistributed income (loss):
Accumulated undistributed net realized loss
  on investments...........................................    (4,267)

 Net unrealized appreciation of investments ................       28
                                                              -------
  Net assets applicable to outstanding units of capital....   $19,649
                                                              =======
Net asset value per share (net assets divided by
  shares outstanding):
Class A ...................................................     $8.54
Class B ...................................................     $8.54
Class C ...................................................     $8.54
Class Y ...................................................     $8.54
Capital shares outstanding:
Class A ...................................................        52
Class B ...................................................        80
Class C ...................................................     2,168
Class Y ...................................................         1
Capital shares authorized...................................   200,000

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
HIGH INCOME FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
  Interest and amortization................................    $2,014
  Dividends................................................        49
                                                               ------
   Total income ...........................................     2,063
                                                               ------
Expenses (Note 2):
  Distribution fee:
   Class A ................................................       ---*
   Class B ................................................         2
   Class C ................................................       150
   Class Y ................................................       ---*
  Investment management fee................................       127
  Transfer agency and dividend disbursing:
   Class A ................................................       ---*
   Class B ................................................         1
   Class C ................................................        69
  Service fee:
   Class A ................................................       ---*
   Class B ................................................         1
   Class C ................................................        50
  Registration fees........................................        41
  Accounting services fee..................................        11
  Audit fees...............................................        10
  Custodian fees...........................................         7
  Legal fees...............................................         1
  Shareholder servicing fee - Class Y......................       ---*
  Other....................................................        17
                                                               ------
  Total....................................................       487
   Less expenses in excess of voluntary waiver of
     management fee (Note 2)...............................      (127)
                                                               ------
     Total expenses........................................       360
                                                               ------
      Net investment income ...............................     1,703
                                                               ------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments ..........................    (3,053)
Unrealized appreciation in value of investments
  during the period........................................     1,325
                                                               ------
  Net loss on investments..................................    (1,728)
                                                               ------
   Net decrease in net assets resulting from
     operations............................................    $  (25)
                                                               ======
*Not shown due to rounding.

                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
HIGH INCOME FUND
(In Thousands)
                                       For the Fiscal Year Ended
                                                March 31,
                                        ------------------------
                                               2001         2000
                                        -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..................    $1,703      $ 1,833
  Realized net loss on investments.......    (3,053)        (453)
  Unrealized appreciation (depreciation).     1,325       (1,279)
                                            -------      -------
   Net increase (decrease) in net assets
     resulting from operations...........       (25)         101
                                            -------      -------
Distributions to shareholders from
  net investment income (Note 1E):*
  Class A................................       (18)         ---
  Class B................................       (21)         ---
  Class C................................    (1,663)      (1,832)
  Class Y................................        (1)          (1)
                                            -------      -------
                                             (1,703)      (1,833)
                                            -------      -------
Capital share transactions
  (Note 5)...............................    (1,506)        (818)
                                            -------      -------
  Total decrease.........................    (3,234)      (2,550)
NET ASSETS
Beginning of period .....................    22,883       25,433
                                            -------      -------
End of period ...........................   $19,649      $22,883
                                            =======      =======
Undistributed net investment income .....      $---         $---
                                               ====         ====

 *See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                  For the
                                   period
                                     from
                                  7-3-00*
                                       to
                                  3-31-01
                                  --------
Net asset value,
  beginning of period ...........    $ 9.04
                                     ------
Income (loss) from
  investment operations:
Net investment income .........        0.58
Net realized and unrealized
  loss on investments..........       (0.50)
                                     ------
Total from investment operations       0.08
                                     ------
Less distributions:
Declared from net
  investment income............       (0.58)
From capital gains ............       (0.00)
                                     ------
Total distributions.............      (0.58)
                                     ------
Net asset value,
  end of period .................    $ 8.54
                                     ======
Total return**..................       0.90%
Net assets, end of period (000
  omitted) ......................      $442
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................      1.05%***
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......      9.01%***
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................      1.42%***
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......      8.64%***
Portfolio turnover rate.........   114.89%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                           For the
                                            period
                                             from
                                           7-18-00*
                                              to
                                           3-31-01
                                           --------
Net asset value,
  beginning of period ...........           $ 9.03
                                            ------
Income (loss) from investment operations:
Net investment income .........               0.48
Net realized andunrealized loss
  on investments...............              (0.49)
                                            ------
Total from investment operations             (0.01)
                                            ------
Less distributions:
Declared from net investment
  income.......................              (0.48)
From capital gains ............              (0.00)
                                             ------
Total distributions.............             (0.48)
                                             ------
Net asset value,
  end of period .................            $8.54
                                             =====
Total return....................              0.09%
Net assets, end of period (in
  millions) .....................              $1
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................             1.85%**
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......             8.30%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................             2.50%**
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......             7.65%**
Portfolio turnover rate.........            114.89%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                                                   period
                                For the fiscal      from
                             year ended March 31,  7-31-97*
                            ---------------------    to
                              2001   2000    1999  3-31-98
                            ------ ------  ------  ------
Net asset value,
  beginning of period        $9.27  $9.94  $10.79  $10.00
                             -----  -----  ------  ------
Income (loss) from
  investment operations:
Net investment income         0.73   0.69    0.63    0.37
Net realized and unrealized
  gain (loss) on investments (0.73) (0.67)  (0.82)   0.79
                             -----  -----  ------  ------
Total from investment
  operations ........         0.00   0.02   (0.19)   1.16
                             -----  -----  ------  ------
Less distributions:
Declared from net
  investment income          (0.73) (0.69)  (0.63)  (0.37)
From capital gains           (0.00) (0.00)  (0.03)  (0.00)
                             -----  -----  ------  ------
Total distributions.         (0.73) (0.69)  (0.66)  (0.37)
                             -----  -----  ------  ------
Net asset value,
  end of period .....        $8.54  $9.27  $ 9.94  $10.79
                             =====  =====  ======  ======
Total return........          0.18%  0.17%  -1.72% 11.77%
Net assets, end of period
  (in millions) .....          $19    $23     $25    $12
Ratio of expenses to average
  net assets including
  voluntary expense waiver    1.78%  2.17%   2.20%  2.52%**
Ratio of net investment
  income to average net
  assets including voluntary
  expense waiver ....         8.38%  7.16%   6.29%  5.98%**
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver    2.41%  2.26%    ---    ---
Ratio of net investment
  income to average net
  assets excluding voluntary
  expense waiver ....         7.75%  7.07%    ---    ---
Portfolio turnover rate     114.89% 71.31%  50.98% 67.82%

(A) See Note 5.
 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                 For the
                           For the fiscal         period
                             year ended             from
                              March 31,          12-30-98*
                          ---------------             to
                              2001   2000        3-31-99
                           ------- -------      ---------
Net asset value,
  beginning of period        $9.27  $9.94          $9.97
                             -----  -----          -----
Income (loss) from
  investment operations:
Net investment income         0.78   0.77           0.20
Net realized and
  unrealized gain (loss)
  on investments...          (0.73) (0.67)          0.00
                             -----  -----          -----
Total from investment
  operations ........         0.05   0.10           0.20
                             -----  -----          -----
Less distributions:
Declared from net
  investment income          (0.78) (0.77)         (0.20)
From capital gains           (0.00) (0.00)         (0.03)
                             -----  -----          -----
Total distributions.         (0.78) (0.77)         (0.23)
                             -----  -----          -----
Net asset value,
  end of period .....        $8.54  $9.27          $9.94
                             =====  =====          =====
Total return........          0.79%  0.94%          2.45%
Net assets, end of
  period (000 omitted)         $12     $6             $6
Ratio of expenses to
  average net assets including
  voluntary expense waiver    1.20%  1.40%          0.26%**
Ratio of net investment
  income to average net
  assets including voluntary
  expense waiver ....         8.95%  7.85%          8.55%**
Ratio of expenses to
  average net assets excluding
  voluntary expense waiver    1.62%  1.46%           ---
Ratio of net investment
  income to average net
  assets excluding voluntary
  expense waiver ....         8.52%  7.79%           ---
Portfolio turnover rate     114.89% 71.31%         50.98%**

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
March 31, 2001

                                              Shares         Value

COMMON STOCKS

Australia - 0.49%
Novogen LTD (A)* ........................   474,580   $    667,404
                                                      ------------
Canada - 2.74%
AT&T Canada Inc.* .......................    86,800      2,536,187
Nortel Networks Corporation .............    41,500        583,075
QLT Inc.* ...............................    30,400        618,450
                                                      ------------
                                                         3,737,712
                                                      ------------
China - 1.30%
China Petroleum and Chemical
  Corporation (A)........................ 5,790,000        913,144
China Unicom Limited (A)* ...............   804,000        865,946
                                                      ------------
                                                         1,779,090
                                                       ------------
Denmark - 1.20%
Novozymes A/S, Class B (A)(B) ...........    80,000      1,631,575
                                                      ------------
France - 13.45%
Alcatel Alsthom CGE, SA, ADR ............    21,300        612,588
Alcatel Optronics S.A. (A)* .............     6,100        167,317
ALTEN (A)* ..............................    13,800      1,530,836
ASSURANCES GENERALES DE FRANCE (A)* .....    34,900      2,050,862
Aventis S.A. (A) ........................    21,800      1,685,699
Business Objects S.A., ADR* .............    33,500      1,033,266
Cross Systems (A)* ......................    35,000        161,645
Essilor International SA (A) ............     8,290      2,370,132
GROUPE DANONE (A) .......................     7,700        974,057
Lafarge S.A. (A) ........................    18,000      1,583,460
Suez Lyonnaise des Eaux (A) .............    23,500      3,452,383
TOTAL FINA ELF, S.A. (A) ................    12,000      1,620,407
Vivendi Universal S.A. (A) ..............    18,700      1,132,609
                                                      ------------
                                                        18,375,261
                                                      ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
March 31, 2001

                                             Shares        Value

COMMON STOCKS (Continued)
Germany - 8.33%
Allianz Aktiengesellschaft, Registered
  Shares (A).............................     1,800 $    523,334
Bayer Group (The) (A) ...................    31,000    1,306,267
Bayerische Hypo- und Vereinsbank
  Aktiengesellschaft (A).................    16,150      873,740
Deutsche Post World Net AG (A)* .........    32,800      575,640
Deutsche Post World Net AG (A)(B)* ......    36,500      640,575
JENOPTIK AG (A) .........................    77,000    1,759,805
Munchener Ruckversicherungs -
  Gesellschaft Aktiengesellschaft (A)....    10,800    3,220,758
Rhoen-Klinikum AG (A) ...................    32,319    1,776,939
VIVA Media AG (A)(B)* ...................    85,000      702,880
                                                    ------------
                                                      11,379,938
                                                    ------------
Hong Kong - 1.28%
China Mobile (Hong Kong) Limited (A)* ...   393,500    1,740,682
                                                    ------------
Israel - 0.57%
Check Point Software Technology Ltd.* ...    16,400      779,512
                                                    ------------
Italy - 7.69%
Alleanza Assicurazioni SpA (A) ..........   100,000    1,250,054
Assicurazioni Generali S.p.A. (A) .......    65,000    2,047,062
Autogrill S.p.A. (A) ....................    86,700      930,494
AutosTrade S.p.A. (A) ...................   154,900      948,408
Banca Popolare di Verona- Banco S.
  Geminiano e S. Prospero
  S.c.c a r.l. (A).......................   175,000    1,785,791
Saipem S.p.A. (A) .......................   231,680    1,387,939
Telecom Italia S.p.A., Ordinary
  Shares (A).............................   135,100    1,354,861
UniCredito Italiano SpA (A) .............   187,000      806,069
                                                    ------------
                                                      10,510,678
                                                    ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
March 31, 2001

                                            Shares        Value

COMMON STOCKS (Continued)
Japan - 5.67%
Matsushita Electric Industrial
  Co., Ltd. (A)..........................    73,000 $  1,317,175
NTT DoCoMo, Inc. (A) ....................        40      694,655
NTT DoCoMo, Inc. (A)(B) .................        67    1,163,547
Nippon Telegraph and Telephone
  Corporation (A)........................       210    1,338,326
Toshiba Corporation (A) .................   185,000    1,078,786
Uni-Charm Corporation (A) ...............    50,000    2,150,880
                                                    ------------
                                                       7,743,369
                                                    ------------
Netherlands - 5.24%
DSM N.V. (A) ............................    19,500  $   679,304
Equant N.V. (A)* ........................    27,000      656,740
Fortis NV (A) ...........................    85,000    2,218,559
ING Groep N.V. (A) ......................    22,500    1,464,700
Ordina N.V. (A)* ........................    58,406    1,143,200
QIAGEN N.V. (A)* ........................    14,600      314,669
VNU N.V. (A) ............................    18,600      684,767
                                                    ------------
                                                       7,161,939
                                                    ------------
Spain - 2.66%
Endesa S.A. (A) .........................    85,000    1,399,779
Red Electrica de Espana (A) .............    80,750      731,668
Telefonica, S.A. (A)* ...................    93,840    1,502,429
                                                    ------------
                                                       3,633,876
                                                    ------------
Switzerland - 6.68%
Phoenix Mecano AG (A) ...................     5,095    2,495,534
Roche Holdings AG (A) ...................        75      540,221
Swiss Reinsurance Company (A) ...........     1,150    2,312,723
UBS AG, REGISTERED SHARES (A) ...........    26,300    3,781,174
                                                    ------------
                                                       9,129,652
                                                    ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
March 31, 2001

                                             Shares        Value

COMMON STOCKS (Continued)
United Kingdom - 13.88%
Allied Domecq PLC (A) ...................   113,500 $    671,558
Barclays PLC (A) ........................    37,000    1,152,360
British American Tobacco p.l.c. (A) .....   150,000    1,104,614
CMG plc (A) .............................    70,000      595,441
Capita Group plc (The) (A) ..............   226,000    1,532,809
COLT Telecom Group plc (A)* .............    35,000      365,012
Diageo plc (A) ..........................   218,000    2,186,894
Energis plc (A)* ........................   166,625      659,624
Lloyds TSB Group plc (A) ................   250,000    2,452,923
Reckitt Benckiser plc (A) ...............   101,690    1,295,706
Reed International P.L.C. (A) ...........   263,000    2,436,805
Scottish and Southern Energy plc (A) ....   204,000    1,798,966
St. James's Place Capital plc (A) .......   287,000    1,461,935
Vodafone Group Plc (A) ..................   454,500    1,244,638
                                                    ------------
                                                      18,959,285
                                                    ------------
United States - 3.12%
Pfizer Inc. .............................    40,000    1,638,000
Pharmacia Corporation ...................    23,000    1,158,510
Schlumberger Limited ....................    14,200      818,062
Transocean Sedco Forex Inc. .............    15,000      650,250
                                                    ------------
                                                       4,264,822
                                                    ------------
TOTAL COMMON STOCKS - 74.30%                        $101,494,795
(Cost: $111,456,888)

PREFERRED STOCKS
Brazil - 0.75%
Petroleo Brasileiro S.A. - Petrobras (A)47,200         1,022,123
                                                    ------------

Germany - 4.24%
MLP AG (A) ..............................    56,000    5,591,373
ProSieben Sat.1 Media Ag (A) ............    11,000      196,437
                                                    ------------
                                                       5,787,810
                                                    ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
March 31, 2001
                                                            Value

TOTAL PREFERRED STOCKS - 4.99%                       $  6,809,933
(Cost: $3,370,257)

                                               Face
                                          Amount in
                                          Thousands

UNREALIZED GAIN ON OPEN FORWARD
CURRENCY CONTRACTS - 0.13%
  Japenese Yen, 3-19-02 (C)..............  Y525,000  $   184,061

                                          Principal
                                          Amount in
                                          Thousands

SHORT-TERM SECURITIES
Commercial Paper
Chemicals and Allied Products - 6.13%
Dow Chemical Company (The),
  4.95%, 5-4-01..........................    $4,000    3,981,850
GLAXO WELLCOME plc,
  4.9%, 4-26-01..........................     4,400    4,385,028
                                                    ------------
                                                       8,366,878
                                                    ------------
Depository Institutions - 4.45%
National Australia Funding (DE) Inc.,
  4.87%, 4-25-01.........................     4,000    3,987,014
Svenska Handelsbanken Inc.,
  5.02%, 4-17-01.........................     2,100    2,095,315
                                                    ------------
                                                       6,082,329
                                                    ------------
Food and Kindred Products - 0.53%
General Mills, Inc.,
  5.205%, Master Note....................       730      730,000
                                                    ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
March 31, 2001

                                        Principal
                                        Amount in
                                        Thousands         Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
Nondepository Institutions - 3.39%
General Electric Capital Corporation,
  5.02%, 4-3-01..........................    $1,500 $  1,499,581
PACCAR Financial Corp.,
  4.925%, Master Note....................     3,130    3,130,000
                                                    ------------
                                                       4,629,581
                                                    ------------
Paper and Allied Products - 1.82%
Sonoco Products Co.,
  4.92%, 4-23-01.........................     2,500    2,492,483
                                                    ------------

Total Commercial Paper -16.32%                         22,301,271

Municipal Obligation - 3.40%

California
California Pollution Control Financing
  Authority, Environmental Improvement
  Revenue Bonds, Shell Oil Company Project,
  Series 1998A (Taxable),
  5.43%, 4-2-01..........................     4,642    4,642,000
                                                     -----------

TOTAL SHORT-TERM SECURITIES - 19.72%                $ 26,943,271
(Cost: $26,943,271)

TOTAL INVESTMENT SECURITIES - 99.14%                $135,432,060
(Cost: $141,770,416)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.86%      1,177,357

NET ASSETS - 100.00%                                $136,609,417

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
March 31, 2001

Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.
(B)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the total value of these securities amounted to $4,138,577 or 3.03% of net assets.
(C)  Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japenese Yen).

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
INTERNATIONAL GROWTH FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........  $135,432
Cash ......................................................         1
Receivables:
  Investment securities sold...............................     3,074
  Dividends and interest...................................       323
  Fund shares sold.........................................       255
Prepaid insurance premium .................................         1
                                                             --------
   Total assets ...........................................   139,086
                                                             --------
LIABILITIES
Payable for investment securities purchased ...............     1,665
Payable to Fund shareholders ..............................       695
Accrued transfer agency and dividend disbursing (Note 2) ..        47
Accrued management fee (Note 2) ...........................         6
Accrued distribution fee (Note 2) .........................         5
Accrued accounting services fee (Note 2) ..................         4
Accrued service fee (Note 2) ..............................         2
Other  ..................................................          53
                                                             --------
   Total liabilities ......................................     2,477
                                                             --------
     Total net assets......................................  $136,609
                                                             ========
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................      $114
  Additional paid-in capital...............................   155,587
Accumulated undistributed loss:
  Accumulated undistributed net investment loss............        (1)
  Accumulated undistributed net realized loss
   on investments .........................................   (12,735)

   Net unrealized depreciation of investments...............   (6,356)
                                                             --------
   Net assets applicable to outstanding units
     of capital............................................  $136,609
                                                             ========
Net asset value per share (net assets divided by
shares outstanding):
Class A ...................................................    $12.03
Class B ...................................................    $11.94
Class C ...................................................    $11.96
Class Y ...................................................    $12.87
Capital shares outstanding:
Class A ...................................................       448
Class B ...................................................       172
Class C ...................................................    10,250
Class Y ...................................................       512
Capital shares authorized...................................  400,000

                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS
INTERNATIONAL GROWTH FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Dividends (net of foreign withholding taxes of $126).....    $1,332
  Interest and amortization................................     1,104
                                                             --------
   Total income ...........................................     2,436
                                                             --------
Expenses (Note 2):
  Investment management fee................................     1,544
  Distribution fee:
   Class A ................................................         1
   Class B ................................................         9
   Class C ................................................     1,303
   Class Y ................................................        12
  Transfer agency and dividend disbursing:
   Class A ................................................        10
   Class B ................................................         6
   Class C ................................................       508
  Service fee:
   Class A ................................................         5
   Class B ................................................         3
   Class C ................................................       439
  Custodian fees...........................................       230
  Accounting services fee..................................        48
  Audit fees...............................................        16
  Shareholder servicing fee - Class Y......................         7
  Legal fees...............................................         6
  Other....................................................       101
                                                             --------
   Total expenses .........................................     4,248
                                                             --------
     Net investment loss...................................    (1,812)
                                                             --------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities ...........................      (261)
Realized net loss from foreign currency transactions ......      (305)
                                                             --------
  Realized net loss on investments.........................      (566)
Unrealized depreciation in value of securities
  during the period........................................   (93,887)
Unrealized appreciation in value of forward
   currency contracts .....................................       184
                                                             --------
  Unrealized depreciation on investments...................   (93,703)
   Net loss on investments ................................   (94,269)
                                                             --------
     Net decrease in net assets resulting from
      operations ..........................................  $(96,081)
                                                             ========

                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
INTERNATIONAL GROWTH FUND
(In Thousands)

                                       For the Fiscal Year Ended
                                                March 31,
                                        ------------------------
                                               2001         2000
                                        -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss....................   $(1,812)   $  (2,221)
  Realized net gain (loss) on
   investments ..........................      (566)      44,418
  Unrealized appreciation (depreciation).   (93,703)      66,004
                                           --------     --------
   Net increase (decrease) in net assets
     resulting from operations...........   (96,081)     108,201
                                           --------     --------
Distributions to shareholders from
  realized net gain on investment
  transactions (Note 1E):*
   Class A ..............................      (909)         ---
   Class B ..............................      (536)         ---
   Class C ..............................   (44,762)     (12,763)
   Class Y ..............................      (892)        (188)
                                           --------     --------
                                            (47,099)     (12,951)
                                           --------     --------
Capital share transactions
  (Note 5)...............................    41,213       42,933
                                           --------     --------
  Total increase (decrease)..............  (101,967)     138,183
NET ASSETS
Beginning of period .....................   238,576      100,393
                                           --------     --------
End of period ...........................  $136,609     $238,576
                                           ========     ========
Undistributed net investment loss .......       $(1)       $(252)
                                            =======        =====

*See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                          For the
                          period
                           from
                          7-3-00*
                            to
                          3-31-01
                         --------
Net asset value,
  beginning of period     $24.33
                          ------
Loss from investment
  operations:
Net investment
  loss.............        (0.02)
Net realized and
  unrealized loss
  on investments...        (6.46)
                           ------
Total from investment
  operations ........        (6.48)
                           ------
Less distributions:
From net investment
  income...........        (0.00)
From capital gains         (5.82)
                           ------
Total distributions        (5.82)
                           ------
Net asset value,
  end of period .....     $12.03
                          ======
Total return**......      -29.73%
Net assets, end of
  period (in
  millions) .........        $5
Ratio of expenses
  to average net
  assets ............      1.72%***
Ratio of net investment
  loss to average
  net assets ........     -0.31%***
Portfolio turnover
  rate ..............      103.03%****

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
****Portfolio turnover is for the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                        For the
                        period
                        from
                        7-10-00*
                          to
                        3-31-01
                        --------
Net asset value,
  beginning of period    $24.59
                         ------
Loss from investment
  operations:
Net investment
  loss.............      (0.09)
Net realized and
  unrealized loss
  on investments...      (6.74)
                         ------
Total from investment
  operations ........    (6.83)
                         ------
Less distributions:
From net investment
  income...........      (0.00)
From capital gains       (5.82)
                        ------
Total distributions      (5.82)
                        ------
Net asset value,
  end of period .....   $11.94
                        ======
Total return........    -30.89%
Net assets, end of
  period (in
  millions) .........      $2
Ratio of expenses
  to average net
  assets ............     2.61%**
Ratio of net investment
  loss to average
  net assets ........    -1.30%**
Portfolio turnover
  rate ..............     103.03%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND*
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                             For the fiscal year ended March 31,
                             -------------------------------------
                              2001     2000    1999   1998    1997
                             ------   ------  ------ ------ ------
Net asset value,
  beginning of
  period ............       $28.58   $15.58  $15.04 $12.40  $ 9.94
                            ------   ------  ------ ------  ------
Income (loss) from
  investment operations:
Net investment loss          (0.17)   (0.34)  (0.07) (0.10)  (0.03)
Net realized and
  unrealized gain
  (loss) on
  investments......         (10.63)   15.14    1.55   4.12    2.50
                            ------   ------  ------ ------  ------
Total from investment
  operations ........       (10.80)   14.80    1.48   4.02    2.47
                            ------   ------  ------ ------  ------
Less distributions:
From net investment
  income...........          (0.00)   (0.00) (0.00)  (0.00) (0.01)
From capital gains           (5.82)   (1.80) (0.94)  (1.38) (0.00)
                            ------   ------  ------ ------  ------
Total distributions.         (5.82)   (1.80) (0.94)  (1.38) (0.01)
                            ------   ------  ------ ------  ------
Net asset value,
  end of period .....       $11.96   $28.58  $15.58 $15.04  $12.40
                            ======   ======  ====== ======  ======
Total return........       -40.45%   97.89%  10.36% 35.24%  24.85%
Net assets, end of
  period (in
  millions) .........         $123    $233    $100    $87     $50
Ratio of expenses
  to average net
  assets ............         2.36%   2.37%   2.35%  2.35%   2.46%
Ratio of net investment
  loss to average
  net assets ........        -1.03%  -1.48%  -0.53% -0.82%  -0.52%
Portfolio turnover
  rate ..............       103.03% 125.71% 116.25% 105.11% 94.76%

(A) See Note 5.
*International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                              For the fiscal year ended March 31,
                            ----------------------------------------
                             2001     2000     1999     1998   1997
                            ------   ------   ------   ------ ------
Net asset value,
  beginning of
  period ............       $29.86   $16.08   $15.35   $12.52 $ 9.95
                            ------   ------   ------   ------ ------
Income (loss) from
  investment operations:
Net investment income
  (loss)...........          (0.17)   (1.41)    0.05     0.01   0.02
Net realized and
  unrealized gain
  (loss) on
  investments......         (11.00)   16.99     1.62     4.20   2.56
                            ------   ------   ------   ------  ------
Total from investment
  operations ........       (11.17)   15.58     1.67     4.21   2.58
                            ------   ------   ------   ------  ------
Less distributions:
From net investment
  income...........          (0.00)   (0.00)   (0.00)   (0.00)  (0.01)
From capital gains           (5.82)   (1.80)   (0.94)   (1.38)  (0.00)
                            ------   ------   ------   ------  ------
Total distributions.         (5.82)   (1.80)   (0.94)   (1.38)  (0.01)
                            ------   ------   ------   ------  ------
Net asset value,
  end of period .....       $12.87   $29.86   $16.08   $15.35  $12.52
                            ======   ======   ======   ======  ======
Total return........        -39.91%   99.74%   11.41%   36.45%  25.93%
Net assets, end of
  period (000
  omitted) ..........       $6,594   $5,296     $629     $419    $227
Ratio of expenses
  to average net
  assets ............         1.44%    1.48%    1.44%    1.51%   1.59%
Ratio of net investment
  income (loss) to average
  net assets ........        -0.02%   -0.80%    0.36%    0.07%   0.05%
Portfolio turnover
  rate ..............       103.03%  125.71%  116.25%  105.11%  94.76%

                      See Notes to Financial Statements.

THE INVESTMENTS OF LARGE CAP GROWTH FUND
March 31, 2001
                                              Shares         Value
COMMON STOCKS
Apparel and Accessory Stores - 1.15%
Payless ShoeSource, Inc.* ...............     5,200    $   323,700
                                                       -----------
Building Materials and Garden Supplies - 1.35%
Home Depot, Inc. (The) ..................     8,800        379,280
                                                       -----------
Business Services - 2.02%
AOL Time Warner Inc.* ...................     4,650        186,698
First Data Corporation ..................     6,400        382,144
                                                       -----------
                                                           568,842
                                                       -----------
Chemicals and Allied Products - 19.11%
Bristol-Myers Squibb Company ............     9,400        558,360
Forest Laboratories, Inc.* ..............     9,200        545,008
Merck & Co., Inc. .......................    10,900        827,310
Pfizer Inc. .............................    41,900      1,715,805
Pharmacia Corporation  ..................     3,900        196,443
Praxair, Inc. ...........................     6,200        276,830
Schering-Plough Corporation .............    10,500        383,565
Smith International, Inc.* ..............    12,400        870,480
                                                       -----------
                                                         5,373,801
                                                       -----------
Depository Institutions - 4.86%
Bank of America Corporation .............     7,000        383,250
U.S. Bancorp ............................    16,800        389,760
Wells Fargo & Company ...................    12,000        593,640
                                                       -----------
                                                         1,366,650
                                                       -----------
Electronic and Other Electric Equipment - 8.52%
ASM Lithography Holding NV* .............    17,300        375,734
Agere Systems Inc.* .....................    13,000         80,340
Analog Devices, Inc.* ...................     8,800        318,912
Integrated Device Technology, Inc.* .....     1,600         47,376
Jabil Circuit, Inc.* ....................     8,100        175,122
Linear Technology Corporation ...........     6,500        266,703

                See Notes to Schedule of Investments on page .

THE INVESTMENTS OF LARGE CAP GROWTH FUND
March 31, 2001

                                            Shares         Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment (Continued)
Maxim Integrated Products, Inc.* ........     6,100    $   253,730
McData Corporation, Class A* ............     1,174         22,086
McData Corporation, Class B* ............     6,400        145,000
Texas Instruments Incorporated ..........    10,400        322,192
Xilinx, Inc.* ...........................    11,100        389,541
                                                       -----------
                                                         2,396,736
                                                       -----------
General Merchandise Stores - 5.41%
Dollar General Corporation ..............     1,800         36,792
Kohl's Corporation* .....................    16,700      1,030,223
Target Corporation ......................    12,600        454,608
                                                       -----------
                                                         1,521,623
                                                       -----------
Hotels and Other Lodging Places - 0.38%
MGM MIRAGE* .............................     4,300        107,930
                                                       -----------
Industrial Machinery and Equipment - 5.35%
Applied Materials, Inc.* ................     7,200        313,425
Cisco Systems, Inc.* ....................    15,900        250,922
EMC Corporation* ........................    14,600        429,240
Lam Research Corporation* ...............     9,300        220,584
Novellus Systems, Inc.* .................     6,400        259,800
Sun Microsystems, Inc.* .................     2,000         30,730
                                                       -----------
                                                         1,504,701
                                                       -----------
Instruments and Related Products - 2.60%
KLA-Tencor Corporation* .................     4,800        188,850
Medtronic, Inc. .........................     7,300        333,902
Microchip Technology Incorporated* ......     8,300        209,834
                                                       -----------
                                                           732,586
                                                       -----------
Miscellaneous Retail - 0.32%
Staples, Inc.* ..........................     6,000         89,063
                                                       -----------

                See Notes to Schedule of Investments on page .

THE INVESTMENTS OF LARGE CAP GROWTH FUND
March 31, 2001

                                            Shares         Value

COMMON STOCKS (Continued)

Nondepository Institutions - 9.04%
Countrywide Credit Industries, Inc. .....       100    $     4,935
Fannie Mae ..............................    12,000        955,200
Freddie Mac .............................    14,400        933,552
Morgan Stanley Dean Witter & Co. ........     6,300        337,050
USA Education, Inc. .....................     4,300        312,395
                                                       -----------
                                                         2,543,132
                                                       -----------
Prepackaged Software - 6.42%
Microsoft Corporation* ..................    14,200        776,119
Oracle Corporation* .....................    38,000        569,050
Rational Software Corporation* ..........    19,700        349,059
Veritas Software Corp.* .................     2,400        110,964
                                                       -----------
                                                         1,805,192
                                                       -----------
Security and Commodity Brokers - 3.30%
Goldman Sachs Group, Inc. (The) .........    10,900        927,590
                                                       -----------
Transportation Equipment - 5.03%
Gentex Corporation* .....................     4,100         94,684
Harley-Davidson, Inc. ...................    33,800      1,282,710
Superior Industries International, Inc. .     1,100         38,027
                                                       -----------
                                                         1,415,421
                                                       -----------
Water Transportation - 2.83%
Carnival Corporation ....................    28,800        796,896
                                                       -----------
Wholesale Trade -- Nondurable Goods - 9.89%
Philip Morris Companies Inc. ............    58,600      2,780,570
                                                       -----------
TOTAL COMMON STOCKS - 87.58%                           $24,633,713
(Cost: $27,901,615)

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF LARGE CAP GROWTH FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

SHORT-TERM SECURITIES
Food and Kindred Products - 4.43%
General Mills, Inc.,
  5.205%, Master Note....................    $1,247  $  1,247,000
                                                      -----------
Nondepository Institutions - 7.71%
Caterpillar Financial Services Corp.,
  4.9%, 4-27-01..........................     1,000        996,461
PACCAR Financial Corp.,
  4.925%, Master Note....................     1,172      1,172,000
                                                       -----------
                                                         2,168,461
                                                       -----------

TOTAL SHORT-TERM SECURITIES - 12.14%                   $ 3,415,461
(Cost: $3,415,461)

TOTAL INVESTMENT SECURITIES - 99.72%                   $28,049,174
(Cost: $31,317,076)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.28%           78,755

NET ASSETS - 100.00%                                   $28,127,929

Notes to Schedules of Investments

*No income dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
LARGE CAP GROWTH FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........   $28,049
Cash ......................................................         1
Receivables:
  Fund shares sold.........................................       139
  Investment securities sold...............................        72
  Dividends and interest...................................        48
Prepaid registration fees .................................        31
                                                              -------
   Total assets ...........................................    28,340
                                                              -------
LIABILITIES
Payable for investment securities purchased ...............       119
Payable to Fund shareholders ..............................        77
Accrued transfer agency and dividend disbursing (Note 2) ..         6
Accrued accounting services fee (Note 2) ..................         2
Accrued management fee (Note 2) ...........................         1
Other  ....................................................         7
                                                              -------
   Total liabilities ......................................       212
                                                              -------
     Total net assets......................................   $28,128
                                                              =======
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................   $    30
  Additional paid-in capital...............................    34,944
Accumulated undistributed loss:
  Accumulated undistributed net realized loss on
   investments ............................................    (3,578)

   Net unrealized depreciation of investments...............   (3,268)
                                                              -------
   Net assets applicable to outstanding units
     of capital............................................   $28,128
                                                              =======
Net asset value per share (net assets divided by shares
outstanding):
Class A ...................................................     $9.48
Class B ...................................................     $9.44
Class C ...................................................     $9.45
Class Y ...................................................     $9.48
Capital shares outstanding:
Class A ...................................................     1,988
Class B ...................................................       252
Class C ...................................................       701
Class Y ...................................................        30
Capital shares authorized...................................  400,000

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
LARGE CAP GROWTH FUND
For the Fiscal Period from June 30, 2000* through March 31, 2001
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
  Interest and amortization................................   $   220
  Dividends................................................       105
                                                              -------
   Total income ...........................................       325
                                                              -------
Expenses (Note 2):
  Investment management fee................................       113
  Distribution fee:
   Class A ................................................         2
   Class B ................................................         8
   Class C ................................................        30
   Class Y ................................................         1
  Transfer agency and dividend disbursing:
   Class A ................................................        19
   Class B ................................................         8
   Class C ................................................        11
  Service fee:
   Class A ................................................        15
   Class B ................................................         3
   Class C ................................................         9
  Registration fees........................................        32
  Accounting services fee..................................        11
  Custodian fees...........................................         7
  Legal fees...............................................         5
  Audit fees...............................................         3
  Other....................................................         2
                                                              -------
   Total ..................................................       279
     Less expenses in excess of voluntary waiver of
      management fee (Note 2) .............................       (43)
                                                              -------
      Total expenses ......................................       236
                                                              -------
        Net investment income .............................        89
                                                              -------
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments ..........................    (3,419)
Unrealized depreciation in value of investments during
  the period...............................................    (3,268)
                                                              -------
  Net loss on investments..................................    (6,687)
                                                              -------
   Net decrease in net assets resulting from
     operations............................................   $(6,598)
                                                              =======

*Commencement of operations.

                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
LARGE CAP GROWTH FUND
For the Fiscal Period from June 30, 2000* through March 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
Operations:
  Net investment income..................                $    89
  Realized net loss on investments.......                 (3,419)
  Unrealized depreciation................                 (3,268)
                                                         -------
   Net decrease in net assets resulting
     from operations.....................                 (6,598)
                                                         -------
Distributions to shareholders from (Note 1E)**
  Net investment income
   Class A ..............................                   (107)
   Class B ..............................                    ---
   Class C ..............................                     (7)
   Class Y ..............................                     (2)
  Realized net gain on investment transactions:
   Class A ..............................                   (109)
   Class B ..............................                    (11)
   Class C ..............................                    (37)
   Class Y ..............................                     (1)
                                                         -------
                                                            (274)
                                                         -------
Capital share transactions (Note 5) .....                 32,000
                                                         -------
   Total increase .......................                 25,128
NET ASSETS
Beginning of period .....................                  3,000
                                                         -------
End of period ...........................                $28,128
                                                         =======
Undistributed net investment income .....                   $---
                                                             ===
 *Commencement of operations
**See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  6-30-00*
                                       to
                                  3-31-01
                                  --------
Net asset value,
  beginning of period ...........  $10.00
                                   ------
Income (loss) from investment
  operations:
Net investment income .........      0.05
Net realized and unrealized loss
  on investments...............     (0.45)
                                   ------
Total from investment operations    (0.40)
                                   ------
Less distributions:
From net investment income ....     (0.06)
From capital gains ............     (0.06)
                                   ------
Total distributions.............    (0.12)
                                   ------
Net asset value,
  end of period .................    $ 9.48
                                   ======
Total return**..................    -4.27%
Net assets, end of period
  (in millions) .................     $19
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    1.13%***
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    0.89%***
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    1.34%***
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......    0.68%***
Portfolio turnover rate.........     75.42%

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  7-6-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $10.02
                                   ------
Loss from investment operations:
Net investment loss ...........     (0.03)
Net realized andunrealized loss
  on investments...............     (0.49)
                                   ------
Total from investment operations    (0.52)
                                   ------
Less distributions:
From net investment income ....     (0.00)
From capital gains ............     (0.06)
                                   ------
Total distributions.............    (0.06)
                                   ------
Net asset value,
  end of period .................  $ 9.44
                                   ======
Total return....................    -5.32%
Net assets, end of period
  (in millions) .................      $2
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    2.53%**
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......   -0.60%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    3.00%**
Ratio of net investment loss to
  average net assets excluding
  voluntary expense waiver ......   -1.07%**
Portfolio turnover rate.........     75.42%

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  7-3-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $10.00
                                   ------
Loss from investment operations:
Net investment loss ...........     (0.00)
Net realized andunrealized loss
  on investments...............     (0.48)
                                   ------
Total from investment operations    (0.48)
                                   ------
Less distributions:
From net investment income ....     (0.01)
From capital gains ............     (0.06)
                                   ------
Total distributions.............    (0.07)
                                   ------
Net asset value,
  end of period .................  $ 9.45
                                   ======
Total return....................    -4.93%
Net assets, end of period
  (in millions) .................      $7
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    2.06%**
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......   -0.08%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    2.44%**
Ratio of net investment loss to
  average net assets excluding
  voluntary expense waiver ......   -0.46%**
Portfolio turnover rate.........    75.42%

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  7-6-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $10.02
                                   ------
Income (loss) from investment
  operations:
Net investment income .........      0.09
Net realized and unrealized
  loss on investments ...........   (0.50)
                                   ------
Total from investment operations    (0.41)
                                   ------
Less distributions:
From net investment income ....     (0.07)
From capital gains ............     (0.06)
                                   ------
Total distributions.............    (0.13)
                                   ------
Net asset value,
  end of period .................  $ 9.48
                                   ======
Total return....................    -4.38%
Net assets, end of period (000
  omitted) ......................      $279
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    1.13%**
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    1.11%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    1.34%**
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......    0.90%**
Portfolio turnover rate.........    75.42%

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

THE INVESTMENTS OF LIMITED-TERM BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value
CORPORATE DEBT SECURITIES
Auto Repair, Services and Parking - 2.89%
Hertz Corporation (The),
  7.375%, 6-15-01........................      $600  $   602,058
                                                     -----------
Communication - 2.90%
Westinghouse Electric Corporation,
  8.875%, 6-1-01.........................       600      603,300
                                                     -----------
Depository Institutions - 5.48%
Mercantile Bancorporation Inc.,
  7.625%, 10-15-02.......................       600      620,808
Wells Fargo & Company,
  8.375%, 5-15-02........................       500      520,030
                                                     -----------
                                                       1,140,838
                                                     -----------
Electric, Gas and Sanitary Services - 8.77%
NorAm Energy Corp.,
  6.375%, 11-1-03........................       600      612,468
UtiliCorp United,
  6.875%, 10-1-04........................       500      509,570
WMX Technologies, Inc.,
  7.0%, 5-15-05..........................       282      285,189
Western Resources, Inc.,
  7.25%, 8-15-02.........................       420      419,719
                                                     -----------
                                                       1,826,946
                                                     -----------
Food and Kindred Products - 3.03%
Grand Metropolitan Investment Corp.,
  7.125%, 9-15-04........................       600      629,892
                                                     -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF LIMITED-TERM BOND FUND
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

CORPORATE DEBT SECURITIES (Continued)
General Merchandise Stores - 3.27%
Penney (J.C.) Company, Inc.,
  7.6%, 4-1-07...........................      $600  $   480,000
Sears Roebuck Acceptance Corp.,
  6.36%, 12-4-01.........................       200      201,466
                                                     -----------
                                                         681,466
                                                     -----------
Industrial Machinery and Equipment - 2.48%
Black & Decker Corp.,
  7.5%, 4-1-03...........................       501      515,825
                                                     -----------
Instruments and Related Products - 2.38%
Raytheon Company,
  6.75%, 8-15-07.........................       500      495,475
                                                     -----------
Insurance Carriers - 1.73%
Aon Corporation,
  7.4%, 10-1-02..........................       350      359,656
                                                      ----------
Motion Pictures - 2.51%
Time Warner Inc.,
  9.625%, 5-1-02.........................       500      522,820
                                                     -----------
Nondepository Institutions - 13.16%
American General Finance Corporation,
  6.2%, 3-15-03..........................       500      508,455
Aristar, Inc.,
  5.85%, 1-27-04.........................       500      500,645
Avco Financial Services, Inc.,
  7.375%, 8-15-01........................       600      605,526
Ford Motor Credit Company,
  6.7%, 7-16-04..........................       500      512,520
General Motors Acceptance Corporation,
  7.0%, 9-15-02..........................       600      613,170
                                                     -----------
                                                       2,740,316
                                                     -----------
               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF LIMITED-TERM BOND FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products - 2.57%
International Paper Company,
  6.125%, 11-1-03........................      $535  $   538,189
                                                     -----------
Petroleum and Coal Products - 2.78%
Chevron Corporation Profit Sharing/Savings
  Plan Trust Fund,
  8.11%, 12-1-04.........................       312      327,104
USX Corporation,
  9.8%, 7-1-01...........................       250      251,990
                                                     -----------
                                                         579,094
                                                     -----------
Railroad Transportation - 5.91%
Norfolk Southern Corporation,
  7.35%, 5-15-07.........................       588      617,935
Union Pacific Corporation,
  7.875%, 2-15-02........................       600      613,746
                                                     -----------
                                                       1,231,681
                                                     -----------
Transportation Equipment - 3.02%
Lockheed Martin Corporation,
  7.25%, 5-15-06.........................       600      628,788
                                                     -----------
TOTAL CORPORATE DEBT SECURITIES - 62.88%             $13,096,344
(Cost: $12,991,085)

MUNICIPAL BOND - 0.83%
Kansas
Kansas Development Finance Authority,
  Health Facilities Revenue Bonds
  (Stormont-Vail HealthCare, Inc.), Taxable,
  7.25%, 11-15-02........................       165  $   171,600
                                                     -----------
(Cost: $165,000)

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF LIMITED-TERM BOND FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
Federal Home Loan Mortgage Corporation:
  6.05%, 9-15-20.........................      $272  $   274,317
  6.5%, 6-15-24..........................       522      531,381
Federal National Mortgage Association:
  5.0%, 2-14-03..........................       500      503,670
  8.0%, 2-1-08...........................        69       72,027
  6.5%, 12-1-10..........................       295      298,222
  6.0%, 1-1-11...........................       278      277,516
  6.5%, 2-1-11...........................       312      315,253
  7.0%, 5-1-11...........................       184      188,209
  7.0%, 7-1-11...........................       205      209,540
  7.0%, 9-1-12...........................       248      253,547
  6.0%, 11-1-13..........................       389      387,989
  7.0%, 9-1-14...........................       426      435,066
  7.0%, 10-1-14..........................       472      482,422
  7.0%, 4-1-26...........................       259      261,668
Government National Mortgage Association:
  6.5%, 1-15-14..........................       373      379,805
  7.0%, 4-15-29..........................       510      517,921
  7.0%, 7-15-29..........................       375      381,289
United States Treasury,
  6.25%, 10-31-01........................       500      505,390
                                                     -----------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 30.13%   $ 6,275,232
(Cost: $6,174,733)

TOTAL SHORT-TERM SECURITIES - 3.90%                  $   813,000
(Cost: $813,000)

TOTAL INVESTMENT SECURITIES - 97.74%                 $20,356,176
(Cost: $20,143,818)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.26%        470,386

NET ASSETS - 100.00%                                 $20,826,562

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
LIMITED-TERM BOND FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
Investment securities--at value (Notes 1 and 3) ...........   $20,356
Cash .....................................................          1
Receivables:
  Dividends and interest...................................       334
  Fund shares sold.........................................       197
Prepaid insurance premium .................................         1
                                                              -------
   Total assets ...........................................    20,889
                                                              -------
LIABILITIES
Payable to Fund shareholders ..............................        40
Dividends payable .........................................        12
Accrued transfer agency and dividend disbursing (Note 2) ..         6

                                                              -------
   Total liabilities ......................................        62
                                                              -------
     Total net assets......................................   $20,827
                                                              =======
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................  $     20
  Additional paid-in capital...............................    20,903
Accumulated undistributed income (loss):
  Accumulated undistributed net realized loss
   on investments .........................................      (308)

   Net unrealized appreciation of investments...............      212
                                                              -------
   Net assets applicable to outstanding units
     of capital............................................   $20,827
                                                              =======
Net asset value per share (net assets divided by
shares outstanding):
Class A ...................................................    $10.17
Class B ...................................................    $10.17
Class C ...................................................    $10.17
Class Y ...................................................    $10.17
Capital shares outstanding:
Class A ...................................................        49
Class B ...................................................        42
Class C ...................................................     1,776
Class Y ...................................................       180
Capital shares authorized...................................  200,000

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
LIMITED-TERM BOND FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)
INVESTMENT INCOME
Income (Note 1B):
  Interest and amortization................................    $1,302
                                                               ------
Expenses (Note 2):
  Distribution fee:
   Class A ................................................       ---*
   Class B ................................................         2
   Class C ................................................       135
   Class Y ................................................         3
  Investment management fee................................        96
  Transfer agency and dividend disbursing:
   Class A ................................................       ---*
   Class B ................................................         1
   Class C ................................................        64
  Service fee:
   Class A ................................................       ---*
   Class B ................................................         1
   Class C ................................................        44
  Registration fees........................................        40
  Audit fees...............................................        12
  Accounting services fee..................................        11
  Custodian fees...........................................         5
  Shareholder servicing fee - Class Y......................         2
  Legal fees...............................................         1
  Other....................................................        14
                                                               ------
  Total....................................................       431
   Less expenses in excess of voluntary waiver of
     management fee (Note 2)...............................       (96)
                                                               ------
     Total expenses........................................       335
                                                               ------
      Net investment income ...............................       967
                                                               ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(NOTES 1 AND 3)
Realized net loss on investments ..........................       (33)
Unrealized appreciation in value of investments
  during the period........................................       826
                                                               ------
  Net gain on investments..................................       793
                                                               ------
   Net increase in net assets resulting from operations ...    $1,760
                                                               ======
*Not shown due to rounding.

                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
LIMITED-TERM BOND FUND
(In Thousands)

                                       For the Fiscal Year Ended
                                                March 31,
                                        ------------------------
                                               2001         2000
                                        -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..................      $967      $ 1,079
  Realized net loss on investments.......       (33)        (122)
  Unrealized appreciation (depreciation).       826         (799)
                                            -------      -------
   Net increase in net assets resulting
     from operations.....................     1,760          158
                                            -------      -------
Distributions to shareholders from net
  investment income (Note 1E):*
  Class A................................        (5)         ---
  Class B................................       (11)         ---
  Class C................................      (869)      (1,045)
  Class Y................................       (82)         (34)
                                            -------      -------
                                               (967)      (1,079)
                                            -------      -------
Capital share transactions (Note 5) .....      (161)        (458)
                                            -------      -------
  Total increase (decrease)..............       632       (1,379)
NET ASSETS
Beginning of period .....................    20,195       21,574
                                            -------      -------
End of period ...........................   $20,827      $20,195
                                            =======      =======
Undistributed net investment income .....      $---         $---
                                                ===         ====

*See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                  For the
                                   period
                                     from
                                  8-17-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $ 9.84
                                   ------
Income from investmentoperations:
Net investment income .........      0.36
Net realized and unrealized
  gain on investments..........      0.33
                                   ------
Total from investment operations     0.69
                                   ------
Less distributions:
Declared from net investment
  income.......................     (0.36)
From capital gains ............     (0.00)
                                   ------
Total distributions.............    (0.36)
                                   ------
Net asset value,
  end of period .................  $10.17
                                   ======
Total return**..................     7.01%
Net assets, end of period (000
  omitted) ......................    $494
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    0.85%***
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    5.83%***
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    1.09%***
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......    5.59%***
Portfolio turnover rate.........    16.10%****

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
****For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                  For the
                                   period
                                     from
                                  7-3-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $ 9.80
                                   ------
Income from investment operations:
Net investment income .........      0.36
Net realized and unrealized
  gain on investments..........      0.37
                                   ------
Total from investment operations     0.73
                                   ------
Less distributions:
Declared from net investment
  income.......................     (0.36)
From capital gains ............     (0.00)
                                   ------
Total distributions.............    (0.36)
                                   ------
Net asset value,
  end of period .................  $10.17
                                   ======
Total return....................     7.54%
Net assets, end of period (000
  omitted) ......................    $425
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    1.81%**
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    4.91%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    2.33%**
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......    4.39%**
Portfolio turnover rate.........    16.10%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                              For the fiscal year ended March 31,
                             -------------------------------------
                              2001    2000    1999    1998    1997
                             ------  ------  ------  ------  ------
Net asset value,
  beginning of period          $ 9.76  $10.16  $10.14  $ 9.90  $10.00
                              -----  ------  ------  ------  ------
Income (loss) from investment
  operations:
Net investmentincome           0.48    0.47    0.44    0.45    0.44
Net realized andunrealized
  gain (loss) on
  investments......            0.41   (0.40)   0.02    0.24   (0.09)
                              -----  ------  ------  ------  ------
Total from investment
  operations ........          0.89    0.07    0.46    0.69    0.35
                              -----  ------  ------  ------  ------
Less distributions:
Declared from net
  investment income           (0.48)  (0.47)  (0.44)  (0.45)  (0.44)
From capital gains            (0.00)  (0.00)  (0.00)  (0.00)  (0.01)
                              -----  ------  ------  ------  ------
Total distributions           (0.48)  (0.47)  (0.44)  (0.45)  (0.45)
                              -----  ------  ------  ------  ------
Net asset value,
  end of period .....        $10.17  $ 9.76  $10.16  $10.14  $ 9.90
                             ======  ======  ======  ======  ======
Total return........           9.48%   0.73%   4.65%   7.15%   3.52%
Net assets, end of
  period (in millions)          $18     $19     $21     $18     $18
Ratio of expenses to
  average net assets including
  voluntary expense waiver     1.82%   1.81%   2.11%   2.12%   2.07%
Ratio of net investment
  income to average net
  assets including
  voluntary expense
  waiver ............          4.97%   4.75%   4.34%   4.52%   4.40%
Ratio of expenses to
  average net assets excluding
  voluntary expense waiver     2.34%   2.19%    ---     ---     ---
Ratio of net investment
  income to average net
  assets excluding
  voluntary expense
  waiver ............          4.44%   4.37%    ---     ---     ---
Portfolio turnover rate       16.10%  37.02%  32.11%  27.37%  23.05%

(A) See Note 5.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                              For the fiscal year ended March 31,
                             ------------------------------------
                              2001    2000    1999   1998    1997
                             ------  ------  ------  ------ ------
Net asset value,
  beginning of period         $9.76  $10.16  $10.14  $ 9.90  $10.00
                              -----  ------  ------  ------  ------
Income (loss) from investment
  operations:
Net investment income         0.59    0.57    0.53    0.53    0.52
Net realized and
  unrealized gain
  (loss) on
  investments......            0.41   (0.40)   0.02    0.24   (0.09)
                              -----  ------  ------  ------  ------
Total from investment
  operations ........          1.00    0.17    0.55    0.77    0.43
                              -----  ------  ------  ------  ------
Less distributions:
Declared from net
  investment income           (0.59)  (0.57)  (0.53)  (0.53)  (0.52)
From capital gains            (0.00)  (0.00)  (0.00)  (0.00)  (0.01)
                              -----  ------  ------  ------  ------
Total distributions.          (0.59)  (0.57)  (0.53)  (0.53)  (0.53)
                              -----  ------  ------  ------  ------
Net asset value,
  end of period .....        $10.17  $ 9.76  $10.16  $10.14  $ 9.90
                              =====  ======  ======  ======  ======
Total return........          10.56%   1.69%   5.60%   7.91%   4.33%
Net assets, end of
  period (000 omitted)       $1,836  $1,229    $263    $184    $105
Ratio of expenses to
  average net assets including
  voluntary expensewaiver      0.83%   0.69%   1.20%   1.32%   1.04%
Ratio of net investment
  income to average net
  assets including
  voluntary expense
  waiver ............          5.95%   6.03%   5.25%   5.32%   5.62%
Ratio of expenses to
  average net assets excluding
  voluntary expense waiver     1.07%   0.84%    ---     ---     ---
Ratio of net investment
  income to average net
  assets excluding
  voluntary expense
  waiver ............          5.71%   5.88%    ---     ---     ---
Portfolio turnover rate       16.10%  37.02%  32.11%  27.37%  23.05%

                      See Notes to Financial Statements.

THE INVESTMENTS OF MID CAP GROWTH FUND
March 31, 2001

                                             Shares         Value
COMMON STOCKS
Business Services - 8.60%
Acxiom Corporation* .....................    14,300    $   297,619
CheckFree Corporation* ..................    13,200        388,162
Digital Insight Corporation* ............     4,500         51,891
eBay Inc.* ..............................     9,550        345,292
Getty Images, Inc.* .....................     2,200         35,544
Interpublic Group of Companies, Inc. (The)    7,750        266,213
S1 Corporation* .........................     1,011          7,361
TMP Worldwide Inc.* .....................     1,850         69,548
Total System Services, Inc. .............       600         14,760
                                                       -----------
                                                         1,476,390
                                                       -----------
Chemicals and Allied Products - 7.08%
ALZA Corporation* .......................     7,200        291,600
Biogen, Inc.* ...........................     8,850        560,592
Genzyme Corporation - General
  Division (A)*..........................     2,200        198,693
IVAX Corporation* .......................     5,250        165,375
                                                       -----------
                                                         1,216,260
                                                       -----------
Communication - 1.85%
Adelphia Communications Corporation,
  Class A*...............................     7,850        318,170
                                                       -----------
Depository Institutions - 4.71%
Concord EFS, Inc.* ......................    16,650        672,244
Synovus Financial Corp. .................     5,050        136,350
                                                       -----------
                                                           808,594
                                                       -----------
Educational Services - 1.20%
Edison Schools Inc.* ....................    10,200        206,869
                                                       -----------

Electric, Gas and Sanitary Services - 2.24%
El Paso Corporation .....................     5,900        385,270
                                                       -----------

                See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MID CAP GROWTH FUND
March 31, 2001

                                              Shares         Value
COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 3.64%
ADC Telecommunications, Inc.* ...........    11,200    $    95,025
Altera Corporation* .....................     3,450         73,852
Cypress Semiconductor Corporation* ......     4,550         80,671
Lattice Semiconductor Corporation* ......     7,400        133,894
McData Corporation, Class A* ............     6,650        125,103
McData Corporation, Class B* ............     2,150         48,711
Network Appliance, Inc.* ................     3,650         61,252
Viasystems Group, Inc.* .................     1,950          5,850
                                                       -----------
                                                           624,358
                                                       -----------
Engineering and Management Services - 0.28%
KPMG Consulting, Inc. ...................     3,700         47,869
                                                       -----------
Holding and Other Investment Offices - 3.15%
Nasdaq-100 Index Tracking Stock* ........    13,800        540,270
                                                       -----------
Industrial Machinery and Equipment - 3.58%
Baker Hughes Incorporated ...............    10,400        377,624
Cooper Cameron Corporation* .............     4,400        237,600
                                                       -----------
                                                           615,224
                                                       -----------
Instruments and Related Products - 0.71%
Biomet, Inc. ............................     3,100        122,159
                                                       -----------
Insurance Agents, Brokers and Service - 0.82%
Hartford Financial Services Group Inc. (The) 2,400         141,600
                                                       -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MID CAP GROWTH FUND
March 31, 2001

                                              Shares         Value
COMMON STOCKS (Continued)
Oil and Gas Extraction - 3.72%
Burlington Resources Incorporated .......     8,600    $   384,850
Noble Affiliates, Inc. ..................     6,100        254,553
                                                       -----------
                                                           639,403
                                                       -----------
Prepackaged Software - 0.81%
Brocade Communications Systems, Inc.* ...     3,200         66,928
Dendrite International, Inc.* ...........     5,200         72,475
                                                       -----------
                                                           139,403
                                                       -----------
Printing and Publishing - 0.67%
Martha Stewart Living Omnimedia, Inc.* ..     6,400        115,200
                                                       -----------
Real Estate - 0.60%
homestore.com, Inc.* ....................     4,350        103,176
                                                       -----------
Telephone and Radiotelephone Communications - 2.73%
LCC International, Inc.* ................     5,600    $    28,088
Nextel Communications, Inc.* ............     6,550         94,566
Research In Motion Limited* .............     2,750         60,431
Sprint Corporation - PCS Group* .........    15,000        285,000
                                                       -----------
                                                           468,085
                                                       -----------
TOTAL COMMON STOCKS - 46.39%                           $ 7,968,300
(Cost: $9,403,485)

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MID CAP GROWTH FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
SHORT-TERM SECURITIES
Commercial Paper
Chemicals and Allied Products - 6.96%
Dow Chemical Company (The),
  4.95%, 5-4-01..........................    $  600    $   597,277
GLAXO WELLCOME plc,
  4.9%, 4-26-01..........................       600        597,958
                                                       -----------
                                                         1,195,235
                                                       -----------
Depository Institutions - 4.06%
Citicorp,
  4.9%, 4-18-01..........................       700        698,380
                                                       -----------
Electric, Gas and Sanitary Services - 8.13%
Florida Power Corp.,
  5.23%, 4-6-01..........................       700        699,492
Kansas City Power & Light Co.,
  5.63%, 4-20-01.........................       700        697,920
                                                       -----------
                                                         1,397,412
                                                       -----------
Food and Kindred Products - 2.89%
General Mills, Inc.,
  5.205%, Master Note....................       496        496,000
                                                       -----------
Industrial Machinery and Equipment - 4.06%
Ingersoll-Rand Company,
  5.35%, 4-25-01.........................       700        697,503
                                                       -----------
Instruments and Related Products - 3.48%
Emerson Electric Co.,
  4.9%, 4-27-01..........................       600        597,877
                                                       -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MID CAP GROWTH FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
Nondepository Institutions - 14.95%
Caterpillar Financial Services Corp.,
  4.9%, 4-27-01..........................      $750    $   747,346
General Electric Capital Corporation,
  4.96%, 4-3-01..........................       600        599,835
PACCAR Financial Corp.,
  4.925%, Master Note....................       522        522,000
Transamerica Finance Corp.,
  4.92%, 4-18-01.........................       700        698,374
                                                       -----------
                                                         2,567,555
                                                       -----------
Total Commercial Paper - 44.53%                          7,649,962

Repurchase Agreement - 10.17%
J.P. Morgan Securities Inc., 5.03% Repurchase
  Agreement dated 3-30-01, to be
  repurchased at $1,746,732 on 4-2-01**..     1,746      1,746,000
                                                       -----------

TOTAL SHORT-TERM SECURITIES - 54.70%                   $ 9,395,962
(Cost: $9,395,962)

TOTAL INVESTMENT SECURITIES - 101.09%                  $17,364,262
(Cost: $18,799,447)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.09%)      (186,409)

NET ASSETS - 100.00%                                   $17,177,853

               See Notes to Schedule of Investments on page .

MID CAP GROWTH FUND
March 31, 2001

Notes to Schedule of Investments

 *No income dividends were paid during the preceding 12 months.
**Collateralized by $1,742,969 U.S. Treasury Notes, 9.125% due 5-15-18;
  market value and accrued interest aggregate $1,786,693.

(A) Security serves as cover for the following written call options outstanding at March 31, 2001. (See Note 6 to financial statements):

                        Contracts
    Underlying          Subject   Expiration Month/Premium    Market
    Security            to Call   Exercise Price  Received     Value
---------------------------       ----------------------------------- -----
     -
Genzyme Corporation -
 General Division         7         May/105         $2,709    $1,820
Genzyme Corporation -
 General Division         7         July/115         3,549     2,835
                                                    ------    ------
                                                    $6,258    $4,655
                                                    ======    ======

  See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

  See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MID CAP GROWTH FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........   $17,364
Cash .....................................................          1
Receivables:
  Fund shares sold.........................................        95
  Investment securities sold...............................        74
  Dividends and interest...................................         8
Prepaid registration fees .................................        29
                                                              -------
   Total assets ...........................................    17,571
                                                              -------
LIABILITIES
Payable for investment securities purchased ...............       279
Payable to Fund shareholders ..............................        96
Accrued transfer agency and dividend disbursing (Note 2) ..         5

                                                              -------
   Total liabilities ......................................       393
                                                              -------
     Total net assets......................................   $17,178
                                                              =======
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................   $    19
  Additional paid-in capital...............................    20,361
Accumulated undistributed income (loss):
  Accumulated undistributed net investment income..........        78
  Accumulated undistributed net realized loss
   on investments .........................................    (1,846)

   Net unrealized depreciation of securities................   (1,434)

   Net unrealized appreciation in value of written
     call options ...........................................       1
                                                              -------
   Net assets applicable to outstanding units
     of capital............................................   $17,178
                                                              =======
Net asset value per share (net assets divided by shares
  outstanding):
Class A ...................................................     $9.11
Class B ...................................................     $9.07
Class C ...................................................     $9.08
Class Y ...................................................     $9.11
Capital shares outstanding:
Class A ...................................................     1,273
Class B ...................................................       184
Class C ...................................................       411
Class Y ...................................................        20
Capital shares authorized...................................  400,000

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MID CAP GROWTH FUND
For the Fiscal Period from June 30, 2000* through March 31, 2001
(In Thousands)
INVESTMENT INCOME
Income (Note 1B):
  Interest and amortization................................    $  249
  Dividends................................................        13
                                                               ------
   Total income ...........................................       262
Expenses (Note 2):                                             ------
  Investment management fee................................        78
  Registration fees........................................        31
  Transfer agency and dividend disbursing:
   Class A ................................................        16
   Class B ................................................         6
   Class C ................................................         8
  Distribution fee:

   Class Y ................................................       ---**
  Service fee:
   Class A ................................................        10
   Class B ................................................         2
   Class C ................................................         5
  Custodian fees...........................................         7
  Legal fees...............................................         5
  Audit fees...............................................         3
  Other....................................................         8
                                                              -------
   Total ..................................................       200
     Less expenses in excess of voluntary waiver of
      management fee (note 2) .............................       (78)
                                                              -------
      Total expenses ......................................       122
                                                              -------
        Net investment income..............................       140
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            -------

 (NOTES 1 AND 3)
Realized net loss on securities ...........................    (1,455)
Realized net gain on call options written .................        17
                                                              -------
  Realized net loss on investments.........................    (1,438)
Unrealized depreciation in value of securities during
  the period...............................................    (1,435)
Unrealized appreciation in value of written
  call options during the period...........................         1
  Unrealized depreciation in value of investments             -------
   during the period ......................................    (1,434)
                                                              -------
   Net loss on investments ................................    (2,872)
     Net decrease in net assets resulting from                -------
      operations ..........................................   $(2,732)
                                                              =======
*Commencement of operations.
**Not shown due to rounding.

                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MID CAP GROWTH FUND
For the Fiscal Period from June 30, 2000* through March 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
Operations:
  Net investment income..................                $   140
  Realized net loss on investments.......                 (1,438)
  Unrealized depreciation................                 (1,434)
                                                         -------
   Net decrease in net assets resulting
     from operations.....................                 (2,732)
                                                         -------
Distributions to shareholders from (Note 1E):**
  Net investment income:
   Class A ..............................                    (55)
   Class B ..............................                     (1)
   Class C ..............................                     (5)
   Class Y ..............................                     (1)
  Realized net gain on investment transactions:
   Class A ..............................                   (269)
   Class B ..............................                    (40)
   Class C ..............................                    (94)
   Class Y ..............................                     (5)
                                                         -------
                                                            (470)
                                                         -------
Capital share transactions (Note 5) .....                 17,380
                                                         -------
  Total increase.........................                 14,178
NET ASSETS
Beginning of period .....................                  3,000
                                                         -------
End of period ...........................                $17,178
                                                         =======
Undistributed net investment income .....                    $78
                                                             ===

 *Commencement of operations.
**See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  6-30-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $10.00
                                   ------
Income (loss) from investment
  operations:
Net investment income .........      0.11
Net realized and unrealized
  loss on investments..........     (0.65)
                                   ------
Total from investment operations    (0.54)
                                   ------
Less distributions:
From net investment income ....     (0.06)
From capital gains ............     (0.29)
                                   ------
Total distributions.............    (0.35)
                                   ------
Net asset value,
  end of period .................  $ 9.11
                                   ======
Total return**..................    -5.88
Net assets, end of period
  (in millions) .................     $11
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    1.01%***
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    1.85%***
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    1.65%***
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......    1.21%***
Portfolio turnover rate.........   110.18%

 *Commencement of operations.
**Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  7-6-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $10.01
                                   ------
Income (loss) from investment
  operations:
Net investment income .........      0.02
Net realized and unrealized
  loss on investments..........     (0.66)
                                   ------
Total from investment operations    (0.64)
                                   ------
Less distributions:
From net investment income ....     (0.01)
From capital gains ............     (0.29)
                                   ------
Total distributions.............    (0.30)
                                   ------
Net asset value,
  end of period .................  $ 9.07
                                   ======
Total return....................    -6.85%
Net assets, end of period
  (in millions) .................      $2
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    2.40%**
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    0.44%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    3.93%**
Ratio of net investment loss to
  average net assets excluding
  voluntary expense waiver ......   -1.09%**
Portfolio turnover rate.........   110.18%

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  7-3-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $10.00
                                   ------
Income (loss) from investment
  operations:
Net investment income .........      0.04
Net realized andunrealized loss
  on investments...............     (0.66)
                                   ------
Total from investment operations    (0.62)
                                   ------
Less distributions:
From net investment income ....     (0.01)
From capital gains ............     (0.29)
                                   ------
Total distributions.............    (0.30)
                                   ------
Net asset value,
  end of period .................  $ 9.08
                                   ======
Total return....................    -6.58%
Net assets, end of period
  (in millions) .................      $4
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    1.99%**
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    0.84%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    3.26%**
Ratio of net investment loss to
  average net assets excluding
  voluntary expens waiver .......   -0.43%**
Portfolio turnover rate.........   110.18%

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                  For the
                                   period
                                     from
                                  7-10-00*
                                       to
                                  3-31-01
                                 --------
Net asset value,
  beginning of period ...........  $10.23
                                   ------
Income (loss) from investment
  operations:
Net investment income .........      0.11
Net realized andunrealized loss
  on investments...............     (0.88)
                                   ------
Total from investment operations    (0.77)
                                   ------
Less distributions:
From net investment income ....     (0.06)
From capital gains ............     (0.29)
                                   ------
Total distributions.............    (0.35)
                                   ------
Net asset value,
  end of period .................  $ 9.11
                                   ======
Total return....................    -7.97%
Net assets, end of period (000
  omitted) ......................    $184
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................    1.03%**
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......    1.77%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................    1.68%**
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......    1.11%**
Portfolio turnover rate.........   110.18%

*Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

THE INVESTMENTS OF MONEY MARKET FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
BANK OBLIGATIONS
Commercial Paper
ANZ (DE) Inc.,
  5.4%, 4-18-01..........................      $400   $  398,980
Abbey National North America,
  5.52%, 4-17-01.........................       200      199,509
Banco del Istmo S.A. (Barclays Bank PLC),
  5.43%, 4-25-01.........................       250      249,095
Citicorp,
  5.13%, 4-17-01.........................       100       99,772

TOTAL BANK OBLIGATIONS - 6.23%                        $  947,356
(Cost: $947,356)

CORPORATE OBLIGATIONS
Commercial Paper

Business Services - 2.63%
Electronic Data Systems Corporation,
  5.0%, 4-6-01...........................       400      399,722
                                                     -----------
Chemicals and Allied Products - 5.25%
BOC Group Inc. (DE),
  5.55%, 4-2-01..........................       500      499,923
Dow Chemical Company (The),
  4.95%, 5-4-01..........................       300      298,639
                                                     -----------
                                                         798,562
                                                     -----------

Communication - 1.64%
Verizon Global Funding, Inc.,
  5.06375%, 6-15-01......................       250      249,950
                                                     -----------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MONEY MARKET FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)

Electric, Gas and Sanitary Services - 6.30%
Georgia Power Co.,
  5.24%, 4-12-01.........................      $460  $   459,264
Questar Corp.:
  5.0%, 4-17-01..........................       250      249,444
  5.02%, 4-20-01.........................       250      249,338
                                                     -----------
                                                         958,046
                                                     -----------
Food and Kindred Products - 1.30%
Golden Peanut Co.,
  4.75%, 7-16-01.........................       200      197,203
                                                     -----------
Heavy Construction, Excluding Building - 3.29%
Halliburton Company,
  4.95%, 4-6-01..........................       500      499,656
                                                     -----------
Instruments and Related Products - 4.71%
Emerson Electric Co.,
  5.55%, 4-2-01..........................       268      267,958
PPG Industries, Inc.,
  4.87%, 5-7-01..........................       450      447,809
                                                     -----------
                                                         715,767
                                                     -----------
Insurance Carriers - 2.95%
AEGON Funding Corp.,
  5.2%, 4-18-01..........................       450      448,895
                                                     -----------
Nondepository Institutions - 1.64%
Ford Motor Credit Company,
  5.6475%, 4-4-01........................       250      250,009
                                                     -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MONEY MARKET FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)

Paper and Allied Products - 2.59%
Kimberly-Clark Corp.,
  5.74%, 7-13-01.........................     $400   $   393,431
                                                     -----------
Primary Metal Industries - 5.74%
Alcoa Incorporated,
  5.0%, 4-25-01..........................       375      373,750
CSN Overseas (Barclays Bank PLC),
  5.01%, 4-27-01.........................       500      498,191
                                                     -----------
                                                         871,941
                                                     -----------
Printing and Publishing - 2.61%
Tribune Co.,
  5.18%, 5-23-01.........................       400      397,007
                                                     -----------
Telephone and Radiotelephone Communications - 2.30%
BellSouth Telecommunications, Inc.,
  5.35%, 4-2-01..........................       350      349,948
                                                     -----------
Wholesale Trade - Nondurable Goods - 2.96%
Philip Morris Cos. Inc.,
  5.1%, 4-6-01...........................       200      199,858
Unilever Capital Corporation,
  5.09%, 4-20-01.........................       250      249,328
                                                     -----------
                                                         449,186
                                                     -----------

Total Commercial Paper - 45.91%                        6,979,323

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MONEY MARKET FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (backed by irrevocable bank
  letter of credit)
Electric, Gas and Sanitary Services - 2.95%
River Fuel Trust #1 (The Bank of New York),
  5.18%, 4-12-01.........................      $450$     449,288
                                                     -----------
Nondepository Institutions - 4.60%
ED&F Man Finance Inc. (Rabobank Nederland),
  5.12%, 4-3-01..........................       500      499,858
Sinochem American C.P. Inc. (ABN AMRO Bank N.V.),
  5.08%, 5-1-01..........................       200      199,153
                                                     -----------
                                                          699,011
                                                     -----------

Total Commercial Paper (backed by irrevocable bank
letter of credit) - 7.55%                              1,148,299

Notes
Chemicals and Allied Products - 1.64%
Lilly (Eli) & Company,
  4.7%, 3-22-02..........................       250      250,000
                                                     -----------
Food and Kindred Products - 1.32%
Heinz (H.J.) Co.,
  6.82%, 11-15-01........................       200      200,000
                                                     -----------
Industrial Machinery and Equipment - 1.32%
International Business Machines Corporation,
  6.64%, 10-29-01........................       200      200,000
                                                     -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MONEY MARKET FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
Nondepository Institutions - 3.30%
Caterpillar Financial Services Corp.,
  6.45125%, 4-2-01.......................      $250  $   250,087
General Electric Capital Corporation,
  6.29%, 12-15-01........................       250      251,520
                                                     -----------
                                                         501,607
                                                     -----------
Wholesale Trade - Nondurable Goods - 1.31%
Philip Morris Cos. Inc.,
  6.0%, 7-15-01..........................      200       199,267
                                                     -----------

Total Notes - 8.89%                                    1,350,874

TOTAL CORPORATE OBLIGATIONS - 62.35%                 $ 9,478,496
(Cost: $9,478,496)

MUNICIPAL OBLIGATIONS
Colorado - 2.13%
City and County of Denver, Colorado, Department
  of Aviation, Airport System, Subordinate
  Commercial Paper Taxable Notes, Series 2000B
  (Westdeutsche Landesbank Girozentrale and
  Bayerische Landesbank Girozentrale),
  5.12%, 4-23-01.........................       325      323,983
                                                     -----------
Indiana - 1.97%
City of Whiting, Indiana, Industrial Sewage
  and Solid Waste Disposal Revenue Bonds
  (Amoco Oil Company Project), Taxable Series 1995
  (Amoco Corporation),
  5.51%, 4-12-01.........................       300      300,000
                                                     -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MONEY MARKET FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL OBLIGATIONS (Continued)
Louisiana - 9.38%
Industrial Development Board of the Parish
  Of Calcasieu, Inc., Environmental Revenue
  Bonds (CITGO Petroleum Corporation Project),
  Series 1996 (Taxable), (Westdeutsche
  Landesbank Girozentrale),
  4.89%, 5-24-01.........................      $225  $   225,000
  5.09%, 7-10-01.........................       200      200,000
  5.05%, 5-10-01.........................       100      100,000
Industrial District No. 3 of the Parish of West
  Baton Rouge, State of Louisiana, Variable Rate
  Demand Revenue Bonds, Series 1995 (Taxable),
  (The Dow Chemical Company Project),
  5.0%, 6-11-01..........................       500      500,000
Gulf Coast Industrial Development Authority,
  Environmental Facilities Revenue Bonds
  (CITGO Petroleum Corporation Project), Taxable
  Series 1998 (Royal Bank of Canada),
  5.25%, 5-10-01.........................       400      400,000
                                                     -----------
                                                       1,425,000
                                                     -----------
New York - 2.14%
The City of New York, General Obligation Bonds,
  Fiscal 1995 Series B, Taxable Adjustable Rate
  Bonds (Bayerische Landesbank Girozentrale,
  New York Branch),
  5.93%, 4-5-01..........................       325      325,000
                                                     -----------
Ohio - 1.97%
State of Ohio, Taxable Solid Waste Revenue
  Bonds, Series 2000, Taxable (BP Exploration &
  Oil Inc. Project - BP Amoco P.L.C. Guarantor),
  5.35%, 4-24-01.........................       300      300,000
                                                     -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MONEY MARKET FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL OBLIGATIONS (Continued)
Texas - 0.66%
Metrocrest Hospital Authority, Series 1989A
  (The Bank of New York),
  5.21%, 4-5-01..........................      $100  $    99,942
                                                     -----------
Washington - 2.63%
Wenatchee Valley Clinic, P.S., Floating Rate
  Taxable Bonds, Series 1998 (U.S. Bank
  National Association),
  5.1%, 4-5-01...........................       400      400,000
                                                     -----------
TOTAL MUNICIPAL OBLIGATIONS -   20.88%               $ 3,173,925
(Cost: $3,173,925)

UNITED STATES GOVERNMENT SECURITIES - 3.28%
Federal Home Loan Banks,
  4.875%, 1-22-02........................      $500  $   498,631
(Cost: $498,631)

TOTAL INVESTMENT SECURITIES - 92.74%                 $14,098,408
(Cost: $14,098,408)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 7.26%      1,103,219

NET ASSETS - 100.00%                                 $15,201,627

Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MONEY MARKET FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........   $14,098
Cash ......................................................         5
Receivables:
  Fund shares sold.........................................     1,204
  Dividends and interest...................................        47
Prepaid registration fees .................................         9
                                                              -------
   Total assets ...........................................    15,363
                                                              -------
LIABILITIES
Payable to Fund shareholders ..............................       149
Dividends payable .........................................         7
Accrued transfer agency and dividend disbursing (Note 2) ..         1
Accrued accounting services fee (Note 2) ..................         1
Other  ...................................................          3
                                                              -------
   Total liabilities ......................................       161
                                                              -------
     Total net assets......................................   $15,202
                                                              =======
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................   $   152
  Additional paid-in capital...............................    15,050
                                                              -------
   Net assets applicable to outstanding units
     of capital............................................   $15,202
                                                              =======
Net asset value, redemption and offering price
per share:
Class A ...................................................     $1.00
Class B ...................................................     $1.00
Class C ...................................................     $1.00
Capital shares outstanding:
Class A ...................................................     4,809
Class B ...................................................       431
Class C ...................................................     9,962
Capital shares authorized...................................  400,000

                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MONEY MARKET FUND
For the Fiscal Period from June 30, 2000* through March 31, 2001
(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B) .......................      $330
     ......................................................      ----
Expenses (Note 2):
  Registration fees........................................        29
  Investment management fee................................        21
  Distribution fee:
   Class A ................................................       ---
   Class B ................................................         1
   Class C ................................................        17
  Custodian fees...........................................         6
  Transfer agency and dividend disbursing:
   Class A ................................................         2
   Class B ................................................         1
   Class C ................................................         3
  Service fee:
   Class A ................................................       ---
   Class B ................................................       ---**
   Class C ................................................         5
  Audit fee................................................         2
  Legal fees...............................................         1
  Other....................................................         6
                                                                 ----
   Total ..................................................        94
     Less expenses in excess of voluntary waiver of
      management fee (Note 2) .............................       (21)
                                                                 ----
      Total expenses ......................................        73
                                                                 ----
        Net investment income..............................       257
                                                                 ----
         Net increase in net assets resulting from
           operations......................................      $257
                                                                 ====

 *Commencement of operations
**Not shown due to rounding.
                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MONEY MARKET FUND
For the Fiscal Period from June 30, 2000* through March 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
Operations:
  Net investment income....................................      $257
                                                              -------
   Net increase in net assets resulting
     from operations.......................................       257
                                                              -------
Distributions to shareholders from
  net investment income (Note 1E):*
  Class A..................................................      (154)
  Class B..................................................        (6)
  Class C..................................................       (97)
                                                              -------
                                                                 (257)
                                                              -------
Capital share transactions (Note 5) .......................    12,202
                                                              -------
  Total increase...........................................    12,202
NET ASSETS
Beginning of period .......................................     3,000
                                                              -------
End of period .............................................   $15,202
                                                              =======
Undistributed net investment income .......................      $---
                                                                  ===

 *Commencement of operations
**See "Financial Highlights" on page .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MONEY MARKET FUND
Class A, Class B and Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                     Class A        Class B        Class C
                                     For the        For the        For the
                                      period         period         period
                                        from           from           from
                                     6-30-00*       7-12-00*        7-3-00*
                                          to             to             to
                                     3-31-01        3-31-01        3-31-01
                                    --------        -------        -------
Net asset value,
  beginning of period ...........      $1.00          $1.00          $1.00
                                     -------        -------        -------
Net investment income...........      0.0413         0.0299         0.0332
Less dividends Declared.........     (0.0413)       (0.0299)       (0.0332)
                                     -------        -------        -------
Net asset value,
  end of period .................    $1.00          $1.00          $1.00
                                    =======         =======        =======
Total return....................      4.11%          2.97%          3.32%
Net assets, end of period (000
  omitted) ......................   $4,809           $431         $9,962
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................     0.92%**        2.29%**        1.98%**
Ratio of net investment income to
  average net assets including
  voluntary expense waiver ......     5.49%**        4.05%**        4.34%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................     1.18%**        2.94%**        2.54%**
Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver ......     5.23%**        3.41%**        3.78%**

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL   BONDS
Arizona - 1.03%
City of Bullhead City, Arizona, Bullhead
  Parkway Improvement District, Improvement Bonds,
  6.1%, 1-1-13 (A).......................    $  270  $   278,775
                                                     -----------

Arkansas - 1.57%
Baxter County, Arkansas, Industrial Development
  Revenue Refunding Bonds (Aeroquip Corporation
  Project), Series 1993,
  5.8%, 10-1-13 (A)......................       400      425,000
                                                     -----------

Colorado - 10.13%
City of Aspen, Colorado, Sales Tax Revenue Bonds,
  Series 1999,
  5.25%, 11-1-15 (A).....................     1,050    1,073,625
Boulder County, Colorado, Hospital Development
  Revenue Bonds (Longmont United Hospital
  Project), Series 1997,
  5.6%, 12-1-27..........................     1,000      843,750
Colorado Health Facilities Authority, Hospital
  Revenue Bonds (Steamboat Springs Health Care
  Association Project), Series 1997,
  5.75%, 9-15-22.........................     1,000      820,000
                                                     -----------
                                                       2,737,375
                                                     -----------

District of Columbia - 0.93%
District of Columbia, Redevelopment Land
  Agency (Washington, D.C.), Sports Arena
  Special Tax Revenue Bonds (Series 1996),
  5.625%, 11-1-10 (A)....................       250      251,712
                                                     -----------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL BONDS (Continued)
Illinois - 8.08%
Village of Bedford Park, Cook County, Illinois,
  Water Revenue Bonds, Series 2000A,
  6.0%, 12-15-12.........................    $  955  $ 1,013,494
Bloomington-Normal Airport Authority of McLean County,
  Illinois, Central Illinois Regional Airport, Passenger
  Facility Charge Revenue Bonds, Series 2001,
  6.05%, 12-1-19.........................       645      634,519
School District Number 116, Champaign County,
  Illinois (Urbana), General Obligation School
  Building Bonds, Series 1999C,
  0.0%, 1-1-11...........................       850      534,437
                                                     -----------
                                                       2,182,450
                                                     -----------
Indiana - 5.36%
Dyer (Indiana) Redevelopment Authority,
  Economic Development Lease Rental Bonds,
  Series 1999,
  6.5%, 1-15-24..........................     1,000    1,043,750
East Chicago Elementary School Building
  Corporation (Lake County, Indiana),
  First Mortgage Bonds, Series 1993A,
  5.5%, 1-15-16 (A)......................       400      405,500
                                                     -----------
                                                       1,449,250
                                                     -----------
Iowa - 1.29%
Scott County, Iowa, Refunding Certificates
  of Participation (County Golf Course
  Project, Series 1993),
  6.2%, 5-1-13...........................       340      347,650
                                                     -----------
Kansas -1.99%
Sedgwick County, Kansas and Shawnee County,
  Kansas, Single Family Mortgage Revenue
  Bonds (Mortgage-Backed Securities Program),
  2001 Series A-1 (AMT),
  5.25%, 12-1-32 (A).....................       500      538,750
                                                     -----------
              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL BONDS (Continued)
Maryland - 4.08%
Montgomery County Revenue Authority
  (Maryland), Golf Course System Revenue
  Bonds, Series 1996A,
  6.125%, 10-1-22........................    $  650  $   651,625
Maryland Health and Higher Educational
  Facilities Authority, Project and
  Refunding Revenue Bonds, Doctors Community
  Hospital Issue, Series 1993,
  5.75%, 7-1-13..........................       500      450,625
                                                     -----------
                                                       1,102,250
                                                     -----------
Massachusetts - 7.43%
Massachusetts Health and Educational Facilities
  Authority, Revenue Bonds, Caritas Christi
  Obligated Group Issue, Series A,
  5.625%, 7-1-20.........................     1,250    1,051,562
Massachusetts Industrial Finance Agency,
  Resource Recovery Revenue Refunding Bonds
  (Ogden Haverhill Project), Series 1998A,
  5.5%, 12-1-13..........................     1,000      955,000
                                                     -----------
                                                       2,006,562
                                                     -----------
Michigan - 3.04%
City of Flint Hospital Building Authority,
  Revenue Rental Bonds, Series 1998B (Hurley
  Medical Center),
  5.375%, 7-1-18.........................     1,000      822,500
                                                     -----------
Minnesota - 5.20%
City of Victoria, Minnesota, Private School Facility
  Revenue Bonds (Holy Family Catholic High School
  Project), Series 1999A,
  5.6%, 9-1-19...........................     1,500    1,406,250
                                                     -----------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL BONDS (Continued)
Missouri - 9.63%
The Industrial Development Authority of the
  County of Taney, Missouri, Hospital Revenue
  Bonds (The Skaggs Community Hospital
  Association), Series 1998,
  5.3%, 5-15-18..........................    $  860  $   751,425
Tax Increment Financing Commission of Kansas City,
  Missouri, Tax Increment Revenue Bond Anticipation
  Bonds (Briarcliff West Project), Series 2001A,
  6.75%, 4-1-02..........................       705      704,944
Health and Educational Facilities Authority
  of the State of Missouri, Educational Facilities
  Revenue Bonds (Southwest Baptist University
  Project), Series 1998,
  5.375%, 10-1-23........................       700      661,500
City of Fenton, Missouri, Public Facilities
  Authority, Leasehold Revenue Bonds,
  Series 1997 (City of Fenton, Missouri, Lessee),
  5.25%, 1-1-18 (A)......................       500      483,750
                                                     -----------
                                                       2,601,619
                                                     -----------
Nebraska - 2.01%
Nebraska Higher Education Loan Program, Inc.,
  Senior Subordinate Bonds, 1993-2
  Series A-5A,
  6.2%, 6-1-13...........................       500      541,875
                                                     -----------
New Mexico - 1.07%
New Mexico Hospital Equipment Loan Council,
  Hospital Revenue Bonds (Memorial Medical
  Center, Inc. Project), Series 1998,
  5.375%, 6-1-18.........................       355      288,881
                                                     -----------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL BONDS (Continued)
Oklahoma - 4.13%
Oklahoma Housing Finance Agency, Single
  Family Mortgage Revenue Bonds
  (Homeownership Loan Program),
  1996 Series A,
  7.05%, 9-1-26..........................    $  825  $   878,625
Tulsa Public Facilities Authority (Oklahoma),
  Assembly Center Lease Payment Revenue
  Bonds, Refunding Series 1985,
  6.6%, 7-1-14 (A).......................       200      236,000
                                                     -----------
                                                       1,114,625
                                                     -----------
Pennsylvania - 8.34%
Montgomery County Industrial Development
  Authority, Retirement Community Revenue Bonds
  (Adult Communities Total Services, Inc.
  Obligated Group), Series 1996B,
  5.625%, 11-15-12 (A)...................     1,750    1,752,188
Allegheny County Industrial Development Authority
  (Pennsylvania), Environmental Improvement Revenue
  Bonds (USX Corporation Project), Refunding Series
  A 1994,
  6.7%, 12-1-20..........................       500      501,250
                                                     -----------
                                                       2,253,438
                                                     -----------
South Carolina - 1.84%
Tobacco Settlement Revenue Management Authority,
  Tobacco Settlement Asset-Backed Bonds,
  Series 2001B (Tax-Exempt),
  6.375%, 5-15-28........................       500      496,875
                                                     -----------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
MUNICIPAL BONDS (Continued)
Texas - 9.39%
Texas Department of Housing and Community
  Affairs, Single Family Mortgage Revenue
  Bonds, 1997 Series D (AMT) TEAMS Structure,
  5.7%, 9-1-29...........................    $1,000  $ 1,012,500
AllianceAirport Authority, Inc., Special
  Facilities Revenue Bonds, Series 1991
  (American Airlines, Inc. Project),
  7.0%, 12-1-11..........................       500      550,625
Dallas-Fort Worth International Airport, Facility
  Improvement Corporation, American Airlines,
  Inc., Revenue Refunding Bonds, Series 2000B,
  6.05%, 5-1-29..........................       500      514,375
Lufkin Health Facilities Development Corporation,
  Health System Revenue and Refunding Bonds (Memorial
  Health System of East Texas), Series 1995,
  6.875%, 2-15-26........................       500      458,125
                                                     -----------
                                                       2,535,625
                                                     -----------
Utah - 3.31%
Tooele County, Utah, Hazardous Waste Treatment
  Revenue Bonds (Union Pacific Corporation/
  USPCI, Inc. Project), Series A,
  5.7%, 11-1-26..........................     1,000      893,750
                                                     -----------
Wyoming - 2.96%
Wyoming Student Loan Corporation, Student Loan
  Revenue Refunding Bonds, Series 1999A (Non-AMT),
  6.2%, 6-1-24...........................       750      800,625
                                                     -----------
TOTAL MUNICIPAL BONDS - 92.81%                    $25,075,837
(Cost: $25,745,422)

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MUNICIPAL BOND FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
SHORT-TERM SECURITIES
Commercial Paper

Food and Kindred Products - 3.04%
General Mills, Inc.,
  5.205%, Master Note....................      $821$     821,000
                                                     -----------
Nondepository Institutions - 3.05%
PACCAR Financial Corp.,
  4.925%, Master Note..................         823      823,000
                                                     -----------

Total Commercial Paper - 6.09%                         1,644,000

Municipal Obligations
Texas - 3.70%
Bexar County Housing Finance Corporation, Multifamily
  Housing Revenue Bonds (Mitchell Village Apartments
  Project), Series 2000A-1 (Fannie Mae),
  3.5%, 4-5-01...........................    $1,000  $ 1,000,000
                                                     -----------
Washington - 1.48%
Washington Health Care Facilities Authority,
  Variable Rate Demand Revenue Bonds (Fred
  Hutchinson Cancer Research Center, Seattle),
  Series 1991B (Morgan Guaranty Trust Company
  of New York),
  3.75%, 4-2-01..........................       400      400,000
                                                     -----------

Total Municipal Obligations - 5.18%                    1,400,000

TOTAL SHORT-TERM SECURITIES - 11.27%                 $ 3,044,000
(Cost: $3,044,000)

TOTAL INVESTMENT SECURITIES - 104.08%                $28,119,837
(Cost: $28,789,422)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.08%)   (1,101,371)

NET ASSETS - 100.00%                                 $27,018,466

              See Notes to Schedule of Investments on page .

MUNICIPAL BOND FUND
March 31, 2001

Notes to Schedule of Investments

(A)  These securities serves as collateral for the following open futures contracts at March 31, 2001:

                  Number of    Expiration        Market
Type              Contracts       Date            Value
------           ----------    ---------        ---------
Treasury
Bond                 23         6-29-01       $2,396,313

Municipal
Bond Index            6         6-20-01          623,437
                                              ----------
                                              $3,019,750
                                              ==========

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL BOND FUND
March 31, 2001
(In Thousands, Except for Per Share and Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........   $28,120
Cash ...................................................            1
Receivables:
  Dividends and interest...................................       379
  Fund shares sold.........................................        13
                                                              -------
   Total assets ...........................................    28,513
                                                              -------
LIABILITIES
Payable for investment securities purchased ...............     1,173
Payable to Fund shareholders ..............................       288
Dividends payable .........................................        14
Variation margin payable ..................................         9
Accrued transfer agency and dividend disbursing (Note 2) ..         5
Accrued accounting services fee (Note 2) ..................         2
Accrued distribution fee (Note 2) .........................         1
Accrued management fee (Note 2) ...........................         1
Other  ...................................................          2
                                                              -------
   Total liabilities ......................................     1,495
                                                              -------
     Total net assets......................................   $27,018
                                                              =======
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................   $    26
  Additional paid-in capital...............................    28,329
Accumulated undistributed loss:
  Accumulated undistributed net realized loss
   on investments .........................................      (679)

   Net unrealized depreciation of investments...............     (658)
                                                              -------
   Net assets applicable to outstanding units
     of capital............................................   $27,018
                                                              =======
Net asset value per share (net assets divided by shares
outstanding):
Class A ...................................................    $10.52
Class B ...................................................    $10.52
Class C ...................................................    $10.52
Class Y ...................................................    $10.52
Capital shares outstanding:
Class A ...................................................   113,452
Class B ...................................................     3,556
Class C ................................................... 2,452,666
Class Y ...................................................       197
Capital shares authorized.................................200,000,000

                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL BOND FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
  Interest and amortization................................    $1,607
                                                               ------
Expenses (Note 2):
  Distribution fee:
   Class A ................................................       ---*
   Class B ................................................       ---*
   Class C ................................................       196
   Class Y ................................................       ---*
  Investment management fee................................       139
  Service fee:
   Class A ................................................         1
   Class B ................................................       ---*
   Class C ................................................        65
  Transfer agency and dividend disbursing:
   Class A ................................................       ---*
   Class B ................................................       ---*
   Class C ................................................        63
  Registration fees........................................        39
  Accounting services fee..................................        22
  Audit fees...............................................        11
  Custodian fees...........................................         3
  Legal fees...............................................         2
  Shareholder servicing fee - Class Y......................       ---*
  Other....................................................        19
                                                               ------
   Total expenses .........................................       560
                                                               ------
     Net investment income.................................     1,047
                                                               ------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities ...........................      (415)
Realized net loss on futures contracts closed .............      (168)
Realized net loss on put options ..........................       (17)
                                                               ------
  Realized net loss on investments.........................      (600)
                                                               ------
Unrealized appreciation in value of securities
  during the period........................................     1,623
Unrealized appreciation on futures contracts open
  during the period........................................        11
                                                               ------
  Unrealized appreciation..................................     1,634
                                                               ------
   Net gain on investments ................................     1,034
                                                               ------
     Net increase in net assets resulting from operations..    $2,081
                                                               ======
*Not shown due to rounding.

                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL BOND FUND
(In Thousands)
                                        For the Fiscal Year Ended
                                                March 31,
                                        ------------------------
                                               2001         2000
                                        -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income .................   $ 1,047      $ 1,487
  Realized net gain (loss) on investments      (600)          48
  Unrealized appreciation (depreciation).     1,634       (4,314)
                                            -------      -------
   Net increase (decrease) in net assets
     resulting from operations...........      2,081      (2,779)
                                            -------      -------
Distributions to shareholders from (Note 1E):*
  Net investment income:
   Class A ..............................       (16)         ---
   Class B ..............................        (1)         ---
   Class C ..............................    (1,030)      (1,487)
   Class Y ..............................       ---**        ---**
  Realized net gain on investment transactions:
   Class C ..............................       ---          (58)
   Class Y ..............................       ---          ---**
                                            -------      -------
                                             (1,047)      (1,545)
                                            -------      -------
Capital share transactions (Note 5) .....    (2,379)     (10,221)
                                            -------      -------
  Total decrease.........................    (1,345)     (14,545)
NET ASSETS
Beginning of period .....................    28,363       42,908
                                            -------      -------
End of period ...........................   $27,018      $28,363
                                            =======      =======
Undistributed net investment income .....      $---         $---
                                               ====         ====
 *See "Financial Highlights" on pages  - .
**Not shown due to rounding.

                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:
                      For the
                        period
                         from
                        9-15-00*
                          to
                       3-31-01
                      --------
Net asset value,
  beginning of period    $10.33
                         ------
Income from investment
  operations:
Net investment
  income...........       0.26
Net realized and
  unrealized gain
  on investments...       0.19
                        ------
Total from investment
  operations ........     0.45
                        ------
Less distributions:
Declared from net
  investment
  income...........      (0.26)
From capital gains       (0.00)
                        ------
Total distributions      (0.26)
                        ------
Net asset value,
  end of period .....   $10.52
                        ======
Total return**......      4.32%
Net assets, end of
  period (in
  millions) .........       $1
Ratio of expenses
  to average net
  assets ............     1.21%***
Ratio of net investment
  income to average
  net assets ........     4.69%***
Portfolio turnover
  rate ..............    34.78%****

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
****For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                     For the
                      period
                        from
                      8-8-00*
                          to
                     3-31-01
                    --------
Net asset value,
  beginning of period $10.26
                      ------
Income from investment
  operations:
Net investment
  income...........     0.22
Net realized and
  unrealized gain
  on investments...     0.26
                      ------
Total from investment
  operations ........   0.48
                      ------
Less distributions:
Declared from net
  investment
  income...........    (0.22)
From capital gains     (0.00)
                      ------
Total distributions    (0.22)
                      ------
Net asset value,
  end of period ..... $10.52
                      ======
Total return........    4.66%
Net assets, end of
  period (000
  omitted) ..........    $37
Ratio of expenses
  to average net
  assets ............   2.82%**
Ratio of net investment
  income to average
  net assets ........   3.11%**
Portfolio turnover
  rate ..............  34.78%***

 *Commencement of operations.
**Annualized.
***Portfolio turnover is for the fiscal year ended March 31, 2001.

                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                             For the fiscal year ended March 31,
                            ------------------------------------
                              2001   2000    1999   1998    1997
                            ------ ------  ------  ------  -----
Net asset value,
  beginning of
  period ............       $10.11  $11.24  $11.45  $10.74  $10.63
                            ------  ------  ------  ------  ------
Income (loss) from
  investment operations:
Net investment
  income...........           0.40    0.42    0.42    0.44    0.45
Net realized and
  unrealized gain
  (loss) on
  investments......           0.41   (1.11)   0.10    0.71    0.11
                            ------  ------  ------  ------  ------
Total from investment
  operations ........         0.81   (0.69)   0.52    1.15    0.56
                             ------ ------  ------  ------  ------
Less distributions:
Declared from net
  investment income          (0.40)  (0.42)  (0.42)  (0.44)  (0.45)
From capital gains           (0.00)  (0.02)  (0.31)  (0.00)  (0.00)
                            ------  ------  ------  ------  ------
Total distributions          (0.40)  (0.44)  (0.73)  (0.44)  (0.45)
                            ------  ------  ------  ------  ------
Net asset value,
  end of period .....       $10.52  $10.11  $11.24  $11.45  $10.74
                            ======  ======  ======  ======  ======
Total return........          8.22%  -6.21%   4.64%  10.89%   5.32%
Net assets, end of
  period (in
  millions) .........          $26     $28     $43     $40     $37
Ratio of expenses
  to average net
  assets ............         2.13%   1.98%   1.88%   1.89%   1.92%
Ratio of net investment
  income to average
  net assets ........         3.94%   3.94%   3.68%   3.94%   4.18%
Portfolio turnover
  rate ..............        34.78%  16.95%  41.53%  27.86%  34.72%

 (A) See Note 5.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                         For
                        For the          the        For  For the
                 fiscal year ended    period        the   fiscal     For the
                       March 31,        from     period     year period from
                  ----------------  12-30-98***   ended    ended    12-29-95*
                      2001    2000 to 3-31-99   6-23-97**3-31-97  to 3-31-96
                  --------  ------     ------    ------   ------     ------
Net asset value,
  beginning of
  period ........... $10.11  $11.24  $11.58      $10.74     $10.63  $10.94
                     ------  ------  ------      ------     ------  ------
Income (loss) from investment
  operations:
Net investment
  income...........    0.47    0.48    0.13        0.10       0.52    0.12
Net realized and
  unrealized gain
  (loss) on
  investments......    0.41   (1.11)  (0.03)       0.29       0.11   (0.31)
                     ------  ------  ------      ------     ------  ------
Total from investment
  operations ........  0.88   (0.63)   0.10        0.39       0.63   (0.19)
                     ------  ------  ------      ------     ------  ------
Less distributions:
Declared from net
  investment income   (0.47)  (0.48)  (0.13)      (0.10)     (0.52)  (0.12)
From capital gains    (0.00)  (0.02)  (0.31)      (0.00)     (0.00)  (0.00)
                     ------  ------  ------      ------     ------  ------
Total distributions.  (0.47)  (0.50)  (0.44)      (0.10)     (0.52)  (0.12)
                     ------  ------  ------      ------     ------  ------
Net asset value,
  end of period .... $10.52  $10.11  $11.24      $11.03     $10.74  $10.63
                     ======  ======  ======      ======     ======  ======
Total return........   9.04%  -5.69%   0.80%       3.22%      5.96%  -1.80%
Net assets, end of
  period (000
  omitted)               $2      $2      $2          $0         $1      $1
Ratio of expenses
  to average net
  assets ............  1.47%   1.40%   1.00%****   4.95%****  1.28%   1.18%****
Ratio of net investment
  income to average
  net assets ........  4.61%   4.52%   4.40%****   4.12%****  4.83%   4.33%****
Portfolio turnover
  rate .............. 34.78%  16.95%  41.53%****  27.86%**** 34.72%  42.02%****

   *Initial commencement of operations.
  **All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.
 ***Recommencement of operations.
****Annualized.

                     See Notes to Financial Statements.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
March 31, 2001

                                             Shares        Value

COMMON STOCKS
Business Services - 3.99%
AOL Time Warner Inc.* ...................    36,400 $  1,461,460
Cerner Corporation* .....................    37,900    1,303,997
eBay Inc.* ..............................    39,400    1,424,556
Getty Images, Inc.* .....................    72,000    1,163,250
Redback Networks* .......................    31,000      405,635
                                                    ------------
                                                       5,758,898
                                                    ------------
Chemicals and Allied Products - 22.13%
American Home Products Corporation ......    42,200    2,479,250
Biogen, Inc.* ...........................    25,100    1,589,928
Bristol-Myers Squibb Company ............    84,000    4,989,600
Forest Laboratories, Inc.* ..............    98,600    5,841,064
Genzyme Corporation - General Division* .    22,200    2,004,993
Immunex Corporation* ....................    12,000      171,375
Johnson & Johnson .......................    24,800    2,169,256
King Pharmaceuticals, Inc.* .............   104,300    4,250,225
Merck & Co., Inc. .......................    16,500    1,252,350
Pfizer Inc. .............................    75,000    3,071,250
Pharmacyclics, Inc.* ....................    50,500    1,134,672
QLT Inc.* ...............................    52,500    1,068,047
Schering-Plough Corporation .............    52,000    1,899,560
                                                    ------------
                                                      31,921,570
                                                    ------------
Communication - 4.87%
Cox Communications, Inc., Class A* ......    82,700    3,679,323
USA Networks, Inc.* .....................   140,000    3,346,875
                                                    ------------
                                                       7,026,198
                                                    ------------
Depository Institutions - 2.60%
Concord EFS, Inc. (A)* ..................    93,000    3,754,875
                                                    ------------
Educational Services - 0.87%
Edison Schools Inc.* ....................    61,800    1,253,381
                                                    ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
March 31, 2001
                                              Shares        Value
COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 8.61%
Agere Systems Inc.* .....................   250,000 $  1,545,000
Inet Technologies, Inc.* ................    38,500      225,587
Integrated Device Technology, Inc.* .....    27,500      814,275
LSI Logic Corporation* ..................    25,300      397,969
Maxim Integrated Products, Inc.* ........    53,400    2,221,173
McData Corporation, Class A* ............    72,665    1,367,010
McData Corporation, Class B* ............    53,600    1,214,375
Nokia Corporation, Series A, ADR ........    73,000    1,752,000
Nortel Networks Corporation .............    81,320    1,142,546
Sanmina Corporation* ....................    88,800    1,734,375
                                                    ------------
                                                      12,414,310
                                                    ------------
Engineering and Management Services - 4.99%
Celgene Corporation* ....................    24,100      603,253
Gene Logic Inc.* ........................    40,000      670,000
ICOS Corporation* .......................    42,900    2,033,728
Incyte Pharmaceuticals, Inc.* ...........    45,000      690,300
KPMG Consulting, Inc.* ..................    82,500    1,067,344
Paychex, Inc. ...........................    57,600    2,133,000
                                                     -----------
                                                       7,197,625
                                                     -----------
Health Services - 1.27%
Tenet Healthcare Corporation* ...........    41,800    1,839,200
                                                     -----------
Holding and Other Investment Offices - 4.00%
Nasdaq-100 Index Tracking Stock* ........    99,800    3,907,170
Technology Select Sector SPDR Fund (The)     74,900    1,857,520
                                                     -----------
                                                       5,764,690
                                                     -----------

             See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
March 31, 2001
                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 3.29%
Cisco Systems, Inc.* ....................    33,300  $   525,515
Cooper Cameron Corporation* .............    13,600      734,400
EMC Corporation* ........................    56,120    1,649,928
Riverstone Networks, Inc.* ..............    38,500      357,328
Sun Microsystems, Inc.* .................    96,600    1,484,259
                                                     -----------
                                                       4,751,430
                                                     -----------
Instruments and Related Products - 2.26%
Applera Corporation-Celera Genomics
  Group*.................................    12,000      370,200
Beckman Coulter, Inc. ...................    17,200      672,348
Guidant Corporation* ....................    49,200    2,213,508
                                                    ------------
                                                       3,256,056
                                                    ------------
Oil and Gas Extraction - 4.48%
Apache Corporation ......................    65,500    3,773,455
Burlington Resources Incorporated .......    22,209      993,853
Noble Affiliates, Inc. ..................    23,200      968,136
Schlumberger Limited ....................    12,600      725,886
                                                    ------------
                                                       6,461,330
                                                    ------------
Prepackaged Software - 2.54%
Descartes Systems Group Inc. (The)* .....    33,500      455,391
NetIQ Corporation* ......................    39,500      748,031
Openwave Systems Inc.* ..................    32,500      643,825
Veritas Software Corp.* .................    39,100    1,807,789
                                                    ------------
                                                       3,655,036
                                                    ------------
Stone, Clay and Glass Products - 0.51%
Corning Incorporated ....................    35,800      740,702
                                                    ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
March 31, 2001
                                              Shares        Value

COMMON STOCKS (Continued)
Telephone and Radiotelephone Communications - 6.50%
Illuminet Holdings, Inc.* ...............    31,000 $    636,469
Nextel Communications, Inc.* ............   110,300    1,592,456
Research In Motion Limited* .............    66,200    1,454,745
Sprint Corporation - PCS Group* .........   224,700    4,269,300
Vodafone Group Plc, ADR .................    52,500    1,425,375
                                                    ------------
                                                       9,378,345
                                                    ------------
Transportation Equipment - 1.03%
Boeing Company (The) ....................    26,700    1,487,457
                                                    ------------

TOTAL COMMON STOCKS - 73.94%                        $106,661,103
(Cost: $138,408,745)

                                          Principal
                                          Amount in
                                          Thousands
SHORT-TERM SECURITIES
Commercial Paper
Chemicals and Allied Products - 1.45%
du Pont (E.I.) de Nemours and Company,
  4.9%, 4-25-01..........................   $ 2,100    2,093,140
                                                     -----------
Electric, Gas and Sanitary Services - 3.46%
Kansas City Power & Light Co.,
  5.63%, 4-20-01.........................   $ 5,000 $  4,985,143
                                                    ------------
Food and Kindred Products - 1.43%
General Mills, Inc.,
  5.205%, Master Note....................     2,059    2,059,000
                                                     -----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
Instruments and Related Products - 5.18%
Emerson Electric Co.,
  4.9%, 4-27-01..........................    $4,500 $  4,484,075
Honeywell International Inc.,
  5.0%, 4-20-01..........................     3,000    2,992,083
                                                    ------------
                                                       7,476,158
                                                    ------------
Nondepository Institutions - 4.55%
PACCAR Financial Corp.,
  4.925%, Master Note....................     6,557    6,557,000
                                                    ------------
Paper and Allied Products - 3.59%
Sonoco Products Co.,
  4.92%, 4-23-01.........................     5,200    5,184,365
                                                    ------------
Petroleum and Coal Products - 2.77%
ExxonMobil Australia Pty. Ltd.,
  5.14%, 4-4-01..........................     4,000    3,998,287
                                                    ------------
Wholesale Trade -- Nondurable Goods - 2.76%
Unilever Capital Corporation,
  5.09%, 4-20-01.........................     4,000    3,989,255
                                                    ------------

Total Commercial Paper 25.19%                         36,342,348

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
March 31, 2001
                                           Principal
                                          Amount in
                                          Thousands        Value
SHORT-TERM SECURITIES (Continued)
Municipal Obligation - 3.14%

California
California Pollution Control Financing
  Authority, Environmental Improvement
  Revenue Bonds, Shell Oil Company Project,
  Series 1998A (Taxable),
  5.43%, 4-2-01..........................   $ 4,522 $  4,522,000
                                                    ------------

TOTAL SHORT-TERM SECURITIES - 28.33%                $ 40,864,348
(Cost: $40,864,348)

TOTAL INVESTMENT SECURITIES - 102.27%               $147,525,451
(Cost: $179,273,093)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.27%)   (3,280,718)

NET ASSETS - 100.00%                                $144,244,733

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A)  Security serves as cover for the following written call options outstanding at March 31, 2001. (See Note 6 to financial statements):

                       Contracts
    Underlying          Subject   Expiration Month/  Premium     Market
    Security            to Call   Exercise Price    Received     Value
----------------------- ---------- ----------------- ------------ ------
Concord EFS, Inc.         266       June/45         $108,923   $ 69,825
Concord EFS, Inc.         664       June/50          150,827     91,300
                                                    --------   --------
                                                    $259,750   $161,125
                                                    ========   ========

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
SCIENCE AND TECHNOLOGY FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........  $147,525
Cash ......................................................       ---*
Receivables:
  Fund shares sold.........................................       316
  Dividends and interest...................................        60
Prepaid insurance premium .................................         1
                                                             --------
   Total assets ...........................................   147,902
                                                             --------
LIABILITIES
Payable for investment securities purchased ...............     2,614
Payable to Fund shareholders ..............................       797
Outstanding call options at market (Note 6) ...............       161
Accrued transfer agency and dividend disbursing (Note 2) ..        59
Accrued management fee (Note 2) ...........................         7
Accrued distribution fee (Note 2) .........................         6
Accrued accounting services fee (Note 2) ..................         4
Accrued service fee (Note 2) ..............................         2
Other  ....................................................         7
                                                             --------
   Total liabilities ......................................     3,657
                                                             --------
     Total net assets......................................  $144,245
                                                             ========
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................  $     81
  Additional paid-in capital...............................   177,021
Accumulated undistributed loss:
  Accumulated undistributed net investment loss............        (1)
  Accumulated undistributed net realized loss
   on investments .........................................    (1,207)

   Net unrealized depreciation of investments...............  (31,748)

   Net unrealized appreciation in value of written
     call options ...........................................      99
                                                             --------
   Net assets applicable to outstanding units
     of capital............................................  $144,245
                                                             ========
Net asset value per share (net assets divided by
shares outstanding):
Class A ...................................................    $17.93
Class B ...................................................    $17.80
Class C ...................................................    $17.83
Class Y ...................................................    $18.21
Capital shares outstanding:
Class A ...................................................       323
Class B ...................................................       178
Class C ...................................................     7,505
Class Y ...................................................        80
Capital shares authorized...................................   400,000

*Not shown due to rounding.

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS
SCIENCE AND TECHNOLOGY FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Interest and amortization................................ $   3,378
  Dividends................................................       345
                                                            ---------
   Total income ...........................................     3,723
                                                            ---------
Expenses (Note 2):
  Investment management fee................................     1,723
  Distribution fee:
   Class A ................................................         1
   Class B ................................................        14
   Class C ................................................     1,475
   Class Y ................................................         4
  Transfer agency and dividend disbursing:
   Class A ................................................        14
   Class B ................................................        11
   Class C ................................................       634
  Service fee:
   Class A ................................................         6
   Class B ................................................         5
   Class C ................................................       490
  Registration fees........................................        59
  Accounting services fee..................................        51
  Custodian fees...........................................        17
  Audit fees...............................................        11
  Legal fees...............................................         7
  Shareholder servicing fee - Class Y......................         3
  Other....................................................        62
                                                            ---------
   Total expenses .........................................     4,587
                                                            ---------
     Net investment loss...................................     (864)
                                                            ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (NOTES 1 AND 3)
Realized net gain on investments ..........................    42,562
                                                             --------
Unrealized depreciation in value of securities
  during the period........................................  (176,976)
Unrealized appreciation in value of written
  call options during the period...........................        99
                                                             --------
  Unrealized depreciation..................................  (176,877)
                                                            ---------
   Net loss on investments ................................  (134,315)
                                                            ---------
     Net decrease in net assets resulting
      from operations ..................................... $(135,179)
                                                            =========

                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
SCIENCE AND TECHNOLOGY FUND
(In Thousands)
                                        For the Fiscal Year Ended
                                                March 31,
                                        ------------------------
                                               2001         2000
                                        -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss....................     $(864)    $ (2,440)
  Realized net gain on investments.......    42,562        9,123
  Unrealized appreciation (depreciation).  (176,877)     133,188
                                           --------     --------
   Net increase (decrease) in net assets
     resulting from operations...........  (135,179)     139,871
                                           --------     --------
Distributions to shareholders from
  realized net gain on investment
  transactions (Note 1E):*
  Class A................................    (1,046)         ---
  Class B................................      (736)         ---
  Class C................................   (46,068)      (1,295)
  Class Y................................      (361)          (9)
                                           --------     --------
                                            (48,211)      (1,304)
                                           --------     --------
Capital share transactions (Note 5) .....    42,654      101,990
                                           --------     --------
  Total increase (decrease)..............  (140,736)     240,557
NET ASSETS
Beginning of period .....................   284,981       44,424
                                           --------     --------
End of period ...........................  $144,245     $284,981
                                           ========     ========
Undistributed net investment loss .......       $(1)        $---
                                              =====         ====

*See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                            For the
                            period
                             from
                            7-3-00*
                              to
                            3-31-01
                           --------
Net asset value,
  beginning of period       $34.91
                            ------
Income (loss) from investment
  operations:
Net investment
  income...........           0.02
Net realized and
  unrealized loss
  on investments...          (9.35)
                            ------
Total from investment
  operations ........        (9.33)
                            ------
Less distributions
  from capital gains         (7.65)
                            ------
Net asset value,
  end of period .....       $17.93
                            ======
Total return**......        -31.95%
Net assets, end of
  period (in
  millions) .........           $6
Ratio of expenses
  to average net
  assets ............         1.70%***
Ratio of net investment
  income to average
  net assets ........         0.26%***
Portfolio turnover
  rate ..............       111.25%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                            For the
                             period
                             from
                             7-3-00*
                               to
                            3-31-01
                            --------
Net asset value,
  beginning of period       $34.91
                            ------
Loss from investment
  operations:
Net investment
  loss.............          (0.06)
Net realized and
  unrealized loss
  on investments...          (9.40)
                            ------
Total from investment
  operations ........        (9.46)
                            ------
Less distributions
  from capital gains         (7.65)
                            ------
Net asset value,
  end of period .....       $17.80
                            ======
Total return........        -32.37%
Net assets, end of
  period (in
  millions) .........           $3
Ratio of expenses
  to average net
  assets ............         2.53%**
Ratio of net investment
  loss to average
  net assets ........        -0.55%**
Portfolio turnover
  rate ..............       111.25%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                      For the
                                                       period
                                 For the fiscal         from
                             year ended March 31,     7-31-97*
                             ----------------------      to
                               2001   2000    1999    3-31-98
                              ------ ------  ------    ------
Net asset value,
  beginning of period         $45.03  $17.45  $12.01   $10.00
                              ------  ------  ------   ------
Income (loss) from investment
  operations:
Net investment
  loss.............            (0.12)  (0.95)  (0.09)   (0.07)
Net realized and
  unrealized gain (loss)
  on investments...           (19.43)  28.77    5.53     2.08
                              ------  ------  ------   ------
Total from investment
  operations ........         (19.55)  27.82    5.44     2.01
                              ------  ------  ------   ------
Less distributions from
  capital gains .....          (7.65)  (0.24)  (0.00)   (0.00)
                              ------  ------  ------   ------
Net asset value,
  end of period .....         $17.83  $45.03  $17.45   $12.01
                              ======  ======  ======   ======
Total return........          -47.49% 159.75%  45.30%   20.10%
Net assets, end of
  period (in
  millions) .........           $134    $283     $44     $8
Ratio of expenses
  to average net
  assets ............           2.27%   2.20%   2.57%    3.20%**
Ratio of net investment
  loss to average net
  assets ............          -0.44%  -1.68%  -1.26%   -1.66%**
Portfolio
  turnover rate .....         111.25%  44.19%  51.00%   26.64%

(A) See Note 5.
 *Commencement of operations.
**Annualized.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the fiscal        For the
                                     year ended         period from
                                      March 31,          6-9-98*
                                   --------------           to
                                     2001    2000        3-31-99
                                  ------- -------       -----------
Net asset value,
  beginning of period              $45.36  $17.65         $12.20
                                   ------  ------         ------
Income (loss) from investment
  operations:
Net investment
  income (loss)....                 (0.01)  (6.09)          0.01
Net realized and
  unrealized gain (loss)
  on investments...                (19.49)  34.04           5.44
                                   ------  ------         ------
Total from investment
  operations ........              (19.50)  27.95           5.45
                                   ------  ------         ------
Less distributions from
  capital gains .....               (7.65)  (0.24)         (0.00)
                                   ------  ------         ------
Net asset value,
  end of period .....              $18.21  $45.36         $17.65
                                   ======  ======         ======
Total return........               -47.00% 158.67%         44.67%
Net assets, end of
  period (000
  omitted) ..........              $1,466  $2,108            $53
Ratio of expenses
  to average net
  assets ............               1.35%   1.36%          0.62%**
Ratio of net investment
  income (loss) to average net
  assets ............               0.47%  -0.96%          0.54%**
Portfolio
  turnover rate .....             111.25%  44.19%         51.00%**

 *Commencement of operations.
**Annualized.
                    See Notes to Financial Statements.

THE INVESTMENTS OF SMALL CAP GROWTH FUND
March 31, 2001

                                             Shares        Value
COMMON STOCKS
Amusement and Recreation Services - 0.00%
Walt Disney Company (The) ...............         1$         20
                                                    ------------
Automotive Dealers and Service Stations - 1.87%
O'Reilly Automotive, Inc.* ..............   460,000    9,156,875
                                                    ------------
Business Services - 21.52%
Acxiom Corporation* .....................   806,400   16,783,200
Affymetrix, Inc.* .......................    68,873    1,917,683
Catalina Marketing Corporation* .........   319,500   10,406,115
Cerner Corporation* .....................   176,500    6,072,703
CheckFree Corporation* ..................   370,000   10,880,313
Digital Insight Corporation* ............   738,800    8,519,288
FactSet Research Systems, Inc. ..........   338,000   10,207,600
Fiserv, Inc.* ...........................   261,900   11,736,394
Getty Images, Inc.* .....................   620,000   10,016,875
MemberWorks Incorporated* ...............   465,000   10,971,094
Niku Corporation* .......................   861,726    2,396,675
ProBusiness Services, Inc.* .............   146,100    3,205,069
Sanchez Computer Associates, Inc.* ......   300,000    2,231,250
                                                    ------------
                                                     105,344,259
                                                    ------------
Chemicals and Allied Products - 1.62%
Pharmacyclics, Inc.* ....................   352,500    7,920,234
                                                    ------------
Communication - 2.09%
Emmis Communications Corporation,
  Class A*...............................   404,400
                                                      10,223,738
                                                    ------------
Educational Services - 2.39%
ITT Educational Services, Inc.* .........   430,900
                                                      11,677,390
                                                    ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SMALL CAP GROWTH FUND
March 31, 2001

                                             Shares        Value
COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 6.58%
Advanced Fibre Communications, Inc.* ....   627,500 $  9,000,703
Avanex Corporation* .....................   338,800    3,582,810
Cree, Inc.* .............................   189,600    2,839,260
Glenayre Technologies, Inc.* ............   290,100      611,937
Rambus Inc.* ............................   115,500    2,377,568
Tekelec* ................................   458,100    8,231,484
TriQuint Semiconductor, Inc.* ...........   377,000    5,572,531
                                                    ------------
                                                      32,216,293
                                                    ------------
Engineering and Management Services - 6.02%
Gene Logic Inc.* ........................   421,100    7,053,425
ICOS Corporation* .......................   179,600    8,514,163
MAXIMUS, Inc.* ..........................   470,000   13,916,700
                                                    ------------
                                                      29,484,288
                                                    ------------
Food and Kindred Products - 4.29%
American Italian Pasta Company,
  Class A*...............................   656,300
                                                      21,001,600
                                                    ------------
Health Services - 4.14%
American Healthways, Inc.* ..............   500,000    8,640,625
Amsurg Corp., Class A* ..................   118,000    2,245,688
Amsurg Corp., Class B* ..................   484,509    9,357,080
                                                    ------------
                                                      20,243,393
                                                    ------------
Industrial Machinery and Equipment - 2.02%
Lam Research Corporation* ...............   417,500    9,902,578
                                                    ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SMALL CAP GROWTH FUND
March 31, 2001

                                             Shares        Value
COMMON STOCKS (Continued)
Instruments and Related Products - 5.77%
ACLARA BioSciences, Inc.* ...............   222,700 $  1,221,376
Credence Systems Corporation* ...........   204,900    4,206,853
Cytyc Corporation* ......................   217,600    3,576,800
PINNACLE SYSTEMS, INC.* .................   277,000    2,328,531
VISX, Incorporated* .....................   985,800   16,926,186
                                                    ------------
                                                      28,259,746
                                                    ------------
Leather and Leather Products - 0.25%
Kenneth Cole Productions, Inc.,
  Class A*...............................    47,900    1,195,105
                                                    ------------
Nondepository Institutions - 2.05%
Financial Federal Corporation* ..........   410,000   10,045,000
                                                    ------------
Oil and Gas Extraction - 4.38%
Global Industries, Ltd.* ................   761,100   11,059,734
Newfield Exploration Company* ...........   297,400   10,379,260
                                                    ------------
                                                      21,438,994
                                                    ------------
Prepackaged Software - 5.87%
Citrix Systems, Inc.* ...................   302,000    6,389,187
Dendrite International, Inc.* ...........   893,200   12,448,975
OTG Software, Inc.* .....................   483,000    3,056,496
Transaction Systems Architects, Inc.,
  Class A*...............................   952,800    6,803,611
                                                    ------------
                                                      28,698,269
                                                    ------------
Rubber and Miscellaneous Plastics Products - 0.59%
AptarGroup, Inc. ........................    94,800    2,888,556
                                                    ------------
Stone, Clay and Glass Products - 1.00%
Cabot Microelectronics Corporation* .....   111,100    4,912,703
                                                    ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SMALL CAP GROWTH FUND
March 31, 2001

                                             Shares        Value
COMMON STOCKS (Continued)
Telephone and Radiotelephone Communications - 6.27%
Illuminet Holdings, Inc.* ...............   540,700 $ 11,101,247
RCN Corporation* ........................   487,400    2,932,028
Western Wireless Corporation, Class A* ..   410,000   16,669,062
                                                    ------------
                                                      30,702,337
                                                    ------------
Transportation by Air - 1.70%
Midwest Express Holdings, Inc.* .........   526,200    8,319,222
                                                    ------------
Transportation Equipment - 3.37%
Gentex Corporation* .....................   714,700
                                                      16,505,103
                                                    ------------
Wholesale Trade -- Durable Goods - 3.64%
MSC Industrial Direct Co., Inc., Class A*   893,800   14,309,738
Packard BioScience Company* .............   467,000    3,480,621
                                                    ------------
                                                      17,790,359
                                                    ------------
Wholesale Trade -- Nondurable Goods - 1.14%
Allscripts Healthcare Solutions, Inc. ... 1,118,800    5,588,406
                                                    ------------

TOTAL COMMON STOCKS - 88.57%                        $433,514,468
(Cost: $495,628,670)

                                          Principal
                                          Amount in
                                          Thousands        Value
CORPORATE DEBT SECURITY - 0.56%
Communication
Kestrel Solutions, Inc.,
  5.5%, 7-15-05, Convertible (A).........   $ 3,000$  2,715,000
                                                    ------------
(Cost: $3,000,000)

             See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SMALL CAP GROWTH FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
SHORT-TERM SECURITIES
Commercial Paper
Business Services - 1.12%
Electronic Data Systems Corporation,
  5.02%, 4-5-01..........................    $5,500$  5,496,932
                                                    ------------
Chemicals and Allied Products - 1.02%
GLAXO WELLCOME plc,
  5.17%, 4-9-01..........................     5,000    4,994,256
                                                    ------------
Communication - 1.02%
SBC Communications Inc.,
  5.17%, 4-17-01.........................     5,000    4,988,511
                                                    ------------
Electric, Gas and Sanitary Services - 1.02%
Kansas City Power & Light Co.,
  5.95%, 4-2-01..........................     5,000    4,999,174
                                                    ------------
Food and Kindred Products - 0.06%
General Mills, Inc.,
  5.205%, Master Note....................      287     287,000
                                                    ------------
Heavy Construction, Excluding Building - 1.23%
Halliburton Company,
  4.95%, 4-6-01..........................     6,000    5,995,875
                                                    ------------
Nondepository Institutions - 0.04%
PACCAR Financial Corp.,
  4.925%, Master Note....................       209      209,000
                                                    ------------
Petroleum and Coal Products - 3.06%
ExxonMobil Australia Pty. Ltd.,
  4.9%, 4-19-01..........................    15,000
                                                      14,963,250
                                                    ------------

Total Commercial Paper - 8.57%                        41,933,998

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF SMALL CAP GROWTH FUND
March 31, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value
SHORT-TERM SECURITIES (Continued)
Municipal Obligation - 1.35%

California
California Pollution Control Financing
  Authority, Environmental Improvement
  Revenue Bonds, Shell Oil Company Project,
  Series 1998A (Taxable),
  5.43%, 4-2-01..........................    $6,633 $  6,633,000
                                                    ------------

TOTAL SHORT-TERM SECURITIES - 9.92%                 $ 48,566,998
(Cost: $48,566,998)

TOTAL INVESTMENT SECURITIES - 99.05%                $484,796,466
(Cost: $547,195,668)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.95%      4,660,865

NET ASSETS - 100.00%                                $489,457,331

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the value of this security amounted to $2,715,000, or 0.56% of net assets.

    See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

    See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
SMALL CAP GROWTH FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........  $484,796
Receivables:
  Fund shares sold.........................................     7,076
  Investment securities sold...............................     4,743
  Dividends and interest...................................        44
Prepaid insurance premium .................................         2
                                                             --------
   Total assets ...........................................   496,661
                                                             --------
LIABILITIES
Payable for investment securities purchased ...............     3,992
Payable to Fund shareholders ..............................     2,985
Accrued transfer agency and dividend disbursing (Note 2) ..       115
Due to custodian ..........................................        36
Accrued management fee (Note 2) ...........................        22
Accrued distribution fee (Note 2) .........................        19
Accrued accounting services fee (Note 2) ..................         6
Accrued service fee (Note 2) ..............................         6
Other  ..................................................          23
                                                             --------
   Total liabilities ......................................     7,204
                                                             --------
     Total net assets......................................  $489,457
                                                             ========
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................  $    520
  Additional paid-in capital...............................   570,378
Accumulated undistributed loss:
  Accumulated undistributed net investment loss............       (2)
  Accumulated undistributed net realized loss on
   investments ............................................  (19,040)

   Net unrealized depreciation of investments...............  (62,399)
                                                             --------
   Net assets applicable to outstanding units
     of capital............................................  $489,457
                                                             ========
Net asset value per share (net assets divided by
  shares outstanding):
Class A ...................................................     $9.43
Class B ...................................................     $9.36
Class C ...................................................     $9.38
Class Y ...................................................    $10.14
Capital shares outstanding:
Class A ...................................................       427
Class B ...................................................       531
Class C ...................................................    48,999
Class Y ...................................................     2,073
Capital shares authorized...................................   400,000

                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS
SMALL CAP GROWTH FUND
For the Fiscal Year Ended March 31, 2001
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Interest and amortization................................ $   8,462
  Dividends................................................        60
                                                            ---------
   Total income ...........................................     8,522
                                                            ---------
Expenses (Note 2):
  Investment management fee................................     5,540
  Distribution fee:
   Class A ................................................         1
   Class B ................................................        21
   Class C ................................................     4,735
   Class Y ................................................        39
  Service fee:
   Class A ................................................         4
   Class B ................................................         7
   Class C ................................................     1,594
  Transfer agency and dividend disbursing:
   Class A ................................................         8
   Class B ................................................        12
   Class C ................................................     1,345
  Accounting services fee..................................        76
  Registration fees........................................        56
  Custodian fees...........................................        40
  Shareholder servicing fee - Class Y......................        24
  Legal fees...............................................        20
  Audit fees...............................................        16
  Other....................................................       158
                                                            ---------
   Total expenses .........................................    13,696
                                                            ---------
     Net investment loss...................................    (5,174)
                                                            ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (NOTES 1 AND 3)
Realized net gain on investments ..........................    20,079
Unrealized depreciation in value of investments
  during the period........................................  (292,313)
                                                            ---------
   Net loss on investments ................................  (272,234)
                                                            ---------
     Net decrease in net assets resulting from
      operations .......................................... $(277,408)
                                                            =========

                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
SMALL CAP GROWTH FUND
(In Thousands)

                                       For the Fiscal Year Ended
                                                March 31,
                                        ------------------------
                                               2001         2000
                                        -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss....................  $ (5,174)    $(5,284)
  Realized net gain on investments.......    20,079      236,897
  Unrealized appreciation (depreciation).  (292,313)     112,584
                                           --------     --------
   Net increase (decrease) in net assets
     resulting from operations...........  (277,408)     344,197
                                           --------     --------
Distributions to shareholders from realized
  net gain on investment transactions
  (Note 1E):*
   Class A ..............................    (1,030)         ---
   Class B ..............................    (1,447)         ---
   Class C ..............................  (187,675)     (98,873)
   Class Y ..............................    (4,749)      (2,024)
                                           --------     --------
                                           (194,901)    (100,897)
                                           --------     --------
Capital share transactions (Note 5) .....   144,420      141,492
                                           --------     --------
  Total increase (decrease)..............  (327,889)     384,792
NET ASSETS
Beginning of period .....................   817,346      432,554
                                           --------     --------
End of period ...........................  $489,457     $817,346
                                           ========     ========
Undistributed net investment loss .......       $(2)        $---
                                                ===         ====

*See "Financial Highlights" on pages  - .

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                      For the
                       period
                        from
                       7-3-00*
                          to
                      3-31-01
                     --------
Net asset value,
  beginning of period  $19.64
                       ------
Loss from investment
  operations:
Net investment
  loss.............     (0.02)
Net realized and
  unrealized loss
  on investments...     (4.74)
                       ------
Total from investment
  operations ........   (4.76)
                       ------
Less distribution
  from capital gains    (5.45)
                       ------
Net asset value,
  end of period .....  $ 9.43
                       ======
Total return**......   -28.30%
Net assets, end of
  period (in
  millions) .........     $4
Ratio of expenses
  to average net
  assets ............   1.49%***
Ratio of net investment
  loss to average
  net assets ........  -0.39%***
Portfolio turnover
  rate ..............  47.85%****

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
****For the fiscal year ended March 31, 2001.

                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                      For the
                      period
                       from
                     7-6-00*
                       to
                     3-31-01
                    --------
Net asset value,
  beginning of period $19.26
                      ------
Loss from investment
  operations:
Net investment
  loss.............    (0.06)
Net realized and
  unrealized loss
  on investments...    (4.39)
                      ------
Total from investment
  operations ........  (4.45)
                      ------
Less distributions
  from capital gains   (5.45)
                      ------
Net asset value,
  end of period .....  $9.36
                      ======
Total return........  -27.29%
Net assets, end of
  period (in
  millions) .........     $5
Ratio of expenses
  to average net
  assets ............   2.31%**
Ratio of net investment
  loss to average
  net assets ........  -1.18%**
Portfolio turnover
  rate ..............  47.85%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND(A)
Class C Shares(B)
For a Share of Capital Stock Outstanding Throughout Each Period:*

                             For the fiscal year ended March 31,
                            ------------------------------------
                              2001    2000    1999   1998    1997
                             ------  ------  ------ ------  ------
Net asset value,
  beginning of
  period ............         $21.64 $14.74  $14.29 $ 9.08  $10.50
                              ------ ------  ------ ------  ------
Income (loss) from investment
  operations:
Net investment
  loss.............            (0.10) (0.18)  (0.11) (0.13)  (0.03)
Net realized and
  unrealized gain (loss)
  on investments...            (6.71) 10.22    2.91   5.91   (1.09)
                              ------ ------  ------ ------  ------
Total from investment
  operations ........          (6.81) 10.04    2.80   5.78   (1.12)
                              ------ ------  ------ ------  ------
Less distribution
  from capital gains           (5.45) (3.14)  (2.35) (0.57)  (0.30)
                              ------ ------  ------ ------  ------
Net asset value,
  end of period .....         $ 9.38 $21.64  $14.74 $14.29  $ 9.08
                              ====== ======  ====== ======  ======
Total return........          -35.17% 73.38%  21.61% 65.37%  -10.97%
Net assets, end of
period (in
millions) .........             $459   $801    $425   $330    $198
Ratio of expenses
to average net
assets ............             2.12%  2.11%   2.10%  2.13%   2.12%
Ratio of net investment
loss to average
net assets ........            -0.81% -0.90%  -0.90% -1.12%  -0.27%
Portfolio turnover
rate ..............            47.85% 82.24%  51.41% 33.46%  37.20%

(A)Small Cap Growth Fund (formerly Growth Fund) changed its name effective
   June 30, 2000.
(B)See Note 5.
*Per-share amounts have been adjusted retroactively to reflect the 100%
 stock dividend effected June 26, 1998.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND(A)
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                              For the fiscal year ended March 31,
                             ---------------------------------------
                               2001    2000    1999    1998    1997
                             -------  ------  ------  ------  ------
Net asset value,
  beginning of
  period ............         $22.65  $15.21  $14.55  $ 9.16   $10.52
                              ------  ------  ------  ------   ------
Income (loss) from investment
  operations:
Net investment
  income (loss)....            (0.20)  (0.15)   0.00   (0.03)    0.01
Net realized and
  unrealized gain (loss)
  on investments...            (6.86)  10.73    3.01    5.99    (1.07)
                              ------  ------  ------  ------   ------
Total from investment
  operations ........          (7.06)  10.58    3.01    5.96    (1.06)
                              ------  ------  ------  ------   ------
Less distribution
  from capital gains           (5.45)  (3.14)  (2.35)  (0.57)   (0.30)
                              ------  ------  ------  ------   ------
Net asset value,
  end of period .....         $10.14  $22.65  $15.21  $14.55   $ 9.16
                              ======  ======  ======  ======   ======
Total return........          -34.67%  74.71%  22.73%  66.78%  -10.37%
Net assets, end of
  period (000
  omitted) ..........        $21,027 $16,770  $7,942    $633     $264
Ratio of expenses
  to average net
  assets ............           1.30%   1.30%   1.18%   1.30%    1.17%
Ratio of net investment
  income (loss) to average
  net assets ........          -0.02%  -0.09%   0.08%  -0.30%    0.31%
Portfolio turnover
  rate ..............          47.85%  82.24%  51.41%  33.46%   37.20%

(A)Small Cap Growth Fund (formerly Growth Fund) changed its name  effective
   June 30, 2000.
*Per-share amounts have been adjusted retroactively to reflect the 100%
 stock dividend effected June 26, 1998.

                   See Notes to Financial Statements.

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
March 31, 2001

                                              Shares        Value
COMMON STOCKS
Business Services - 9.83%
Amdocs Limited* .........................     2,100   $  100,590
AOL Time Warner Inc. ....................     6,800      273,020
CheckFree Corporation* ..................     2,300       67,635
eBay Inc.* ..............................     3,400      122,931
                                                      ----------
                                                         564,176
                                                      ----------
Chemicals and Allied Products - 15.60%
Amgen Inc.* .............................     2,600      156,406
Bristol-Myers Squibb Company ............     2,700      160,380
King Pharmaceuticals, Inc.* .............     1,500       61,125
Merck & Co., Inc. .......................     2,400      182,160
Pfizer Inc. .............................     3,100      126,945
Schering-Plough Corporation .............     5,700      208,221
                                                      ----------
                                                         895,237
                                                      ----------
Communication - 3.85%
Cox Communications, Inc., Class A* ......     3,100      137,919
Fox Entertainment Group, Inc., Class A* .     2,000       39,200
Viacom Inc., Class B* ...................     1,000       43,970
                                                      ----------
                                                         221,089
                                                      ----------
Depository Institutions - 1.02%
Citigroup Inc. ..........................     1,300       58,474
                                                      ----------
 Electronic and Other Electric Equipment - 3.83%
McData Corporation, Class B* ............     1,400       31,719
Nortel Networks Corporation .............     4,000       56,200
Tellabs, Inc.* ..........................     1,800       73,125
Texas Instruments Incorporated ..........     1,900       58,862
                                                      ----------
                                                         219,906
                                                      ----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
March 31, 2001

                                              Shares        Value
COMMON STOCKS (Continued)
Food Stores - 3.28%
Kroger Co. (The)* .......................     7,300  $  188,267
                                                      ----------
Furniture and Fixtures - 2.09%
Lear Corporation* .......................     4,100      120,130
                                                      ----------
General Merchandise Stores - 2.71%
Target Corporation ......................     4,300      155,144
                                                      ----------
Health Services - 4.84%
HCA - The Healthcare Company ............     6,900      277,863
                                                      ----------
Instruments and Related Products - 4.07%
Medtronic, Inc. .........................     5,100      233,274
                                                      ----------
Insurance Carriers - 11.01%
American International Group, Inc. ......     3,700      297,850
Berkshire Hathaway Inc., Class B* .......       100      217,600
MGIC Investment Corporation .............     1,700      116,314
                                                      ----------
                                                         631,764
                                                      ----------
Nondepository Institutions - 5.46%
Financial Federal Corporation* ..........     6,900      169,050
Morgan Stanley Dean Witter & Co. ........     2,700      144,450
                                                      ----------
                                                         313,500
                                                      ----------
Oil and Gas Extraction - 11.83%
Anadarko Petroleum Corporation ..........     4,200      263,676
Apache Corporation ......................     4,100      236,201
Burlington Resources Incorporated .......     4,000      179,000
                                                      ----------
                                                         678,877
                                                      ----------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
March 31, 2001

                                              Shares        Value
COMMON STOCKS (Continued)
Prepackaged Software - 1.61%
Veritas Software Corp.* .................     2,000  $   92,470
                                                      ----------
Telephone and Radiotelephone Communications - 6.99%
AT&T Wireless Group* ....................     6,100      116,998
SBC Communications Inc. .................     3,600      160,668
Worldcom, Inc.* .........................     6,600      123,131
                                                      ----------
                                                         400,797
                                                      ----------
Transportation Equipment - 2.05%
Lockheed Martin Corporation .............     3,300      117,645
                                                      ----------
Water Transportation - 0.97%
Carnival Corporation ....................     2,000     55,340
                                                     -----------
Wholesale Trade -- Nondurable Goods - 3.75%
Enron Corp. .............................     3,700
                                                      $  214,970
                                                      ----------

TOTAL COMMON STOCKS - 94.79%                          $5,438,923
(Cost: $6,165,870)

TOTAL SHORT-TERM SECURITIES - 4.55%               $  261,000
(Cost: $261,000)

TOTAL INVESTMENT SECURITIES - 99.34%           $5,699,923
(Cost: $6,426,870)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.66%        38,144

NET ASSETS - 100.00%
                                                      $5,738,067

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
TAX-MANAGED EQUITY FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (Notes 1 and 3) ...........    $5,700
Cash .....................................................          1
Receivables:
  Investment securities sold...............................        48
  Dividends and interest...................................         2
Prepaid registration fees .................................        25
                                                               ------
   Total assets ...........................................     5,776
                                                               ------
LIABILITIES
Payable to Fund shareholders ..............................        23
Accrued transfer agency and dividend disbursing (Note 2) ..         1
Other  ....................................................        14
                                                               ------
   Total liabilities ......................................        38
                                                               ------
     Total net assets......................................    $5,738
                                                               ======
NET ASSETS
$0.01 par value capital stock
  Capital stock............................................    $    8
  Additional paid-in capital...............................     7,721
Accumulated undistributed loss:
  Accumulated undistributed net realized loss on
   investments ............................................    (1,264)

   Net unrealized depreciation of investments...............      (727)
                                                               ------
   Net assets applicable to outstanding units
     of capital............................................    $5,738
                                                               ======
Net asset value per share (net assets divided by shares
  outstanding):
Class A ...................................................     $7.19
Class B ...................................................     $7.12
Class C ...................................................     $7.13
Capital shares outstanding:
Class A ...................................................       520
Class B ...................................................        42
Class C ...................................................       238
Capital shares authorized...................................   400,000

                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS
TAX-MANAGED EQUITY FUND
For the Fiscal Period from June 30, 2000 through March 31, 2001
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Interest and amortization................................   $    32
  Dividends................................................        11
                                                              -------
   Total income ...........................................        43
                                                              -------
Expenses (Note 2):
  Investment management fee................................        26
  Registration fees........................................        32
  Distribution fee:
   Class A ................................................       ---*

  Service fee:
   Class A ................................................         3
   Class B ................................................       ---*
   Class C ................................................         2
  Transfer agency and dividend disbursing:
   Class A ................................................         2
   Class B ................................................       ---*
   Class C ................................................         2
  Audit fees...............................................         3
  Other....................................................         2
                                                              -------
  Total....................................................        87
   Less expenses in excess of voluntary waiver of
     management fee (Note 2)...............................       (26)
                                                              -------
     Total expenses........................................        61
                                                              -------
      Net investment loss .................................       (18)
                                                              -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments ..........................    (1,264)
Unrealized depreciation in value of investments
  during the period........................................      (727)
                                                              -------
   Net loss on investments ................................    (1,991)
                                                              -------
     Net decrease in net assets resulting from
      operations ..........................................   $(2,009)
                                                              =======

 *Commencement of operations.
**Not shown due to rounding.
                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
TAX-MANAGED EQUITY FUND
For the Fiscal Period from June 30, 2000* through March 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
Operations:
  Net investment loss....................                 $  (18)
  Realized net loss on investments.......                 (1,264)
  Unrealized depreciation................                   (727)
                                                          ------
   Net decrease in net assets resulting
     from operations.....................                 (2,009)
                                                          ------
Capital share transactions (Note 5) .....                  4,747
                                                          ------
  Total increase.........................                  2,738
NET ASSETS
Beginning of period .....................                  3,000
                                                          ------
End of period ...........................                 $5,738
                                                          ======
Undistributed net investment income .....                   $---
                                                            ====

*Commencement of operations.

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
TAX-MANAGED EQUITY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                    For the
                                     period
                                       from
                                    6-30-00*
                                         to
                                    3-31-01
                                    --------
Net asset value,
  beginning of period ...........    $10.00
                                     ------
Loss from investment operations:
Net investment loss ...........       (0.00)
Net realized andunrealized loss
  on investments...............       (2.81)
                                     ------
Total from investment operations      (2.81)
                                     ------
Less distributions:
From net investment income ....       (0.00)
From capital gains ............       (0.00)
                                     ------
Total distributions.............      (0.00)
                                     ------
Net asset value,
  end of period .................    $ 7.19
                                     ======
Total return**..................     -28.10%
Net assets, end of period (in
  millions) .....................        $4
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................      1.27%***
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......     -0.09%***
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................      1.80%***
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......     -0.62%***
Portfolio turnover rate.........      73.46%

 *Commencement of operations.
**Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
TAX-MANAGED EQUITY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                     For the
                                      period
                                        from
                                     7-13-00*
                                          to
                                     3-31-01
                                    --------
Net asset value,
  beginning of period ...........    $10.06
                                     ------
Loss from investment operations:
Net investment loss ...........       (0.05)
Net realized andunrealized loss
  on investments...............       (2.89)
                                     ------
Total from investment operations      (2.94)
                                     ------
Less distributions:
From net investment income ....       (0.00)
From capital gains ............       (0.00)
                                     ------
Total distributions.............      (0.00)
                                     ------
Net asset value,
  end of period .................    $ 7.12
                                     ======
Total return....................     -29.22%
Net assets, end of period (000
  omitted) ......................      $296
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................      2.45%**
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......     -1.74%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................      3.48%**
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......     -2.77%**
Portfolio turnover rate.........      73.46%

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
TAX-MANAGED EQUITY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                    For the
                                     period
                                       from
                                     7-6-00*
                                         to
                                    3-31-01
                                    --------
Net asset value,
  beginning of period ...........    $10.01
                                     ------
Loss from investment operations:
Net investment loss ...........       (0.06)
Net realized andunrealized loss
  on investments...............       (2.82)
                                     ------
Total from investment operations      (2.88)
                                     ------
Less distributions:
From net investment income ....       (0.00)
From capital gains ............       (0.00)
                                     ------
Total distributions.............      (0.00)
                                     ------
Net asset value,
  end of period .................    $ 7.13
                                     ======
Total return....................     -28.77%
Net assets, end of period (in
  millions) .....................        $2
Ratio of expenses to average net
  assets including voluntary expense
  waiver ........................      2.35%**
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......     -1.52%**
Ratio of expenses to average net
  assets excluding voluntary expense
  waiver ........................      3.34%**
Ratio of net investment loss to
  average net assets including
  voluntary expense waiver ......     -2.50%**
Portfolio turnover rate.........      73.46%

 *Commencement of operations.
**Annualized.
                     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

Note 1 - Significant Accounting Policies

W&R Funds, Inc. (the "Corporation") is registered under the Investment
Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues twelve series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of
America.

A.  Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks.  Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-
     term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B.  Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.
    Interest income is recorded on the accrual basis. See Note 3 --
    Investment Securities Transactions.

C.  Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.  Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax.
    Accordingly, provision has not been made for Federal income taxes. See
    Note 4 -- Federal Income Tax Matters.

E.  Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the
    United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At March 31, 2001, the following amounts were reclassified:

                                           Increase
                         Increase         (Decrease)
                         Accumulated      Accumulated
                         Undistributed    Undistributed   Additional
                         Net Investment   Net Realized    Paid-In
                         Income           Capital Gains   Capital
Core Equity Fund            $5,138,885     $(5,138,885)   $      ---
International Growth Fund    2,367,755         (76,498)   (2,291,257)
Large Cap Growth Fund           27,299            (890)      (26,409)
Science & Technology Fund      863,128        (863,128)          ---
Small Cap Growth Fund        5,172,292      (4,601,872)     (570,420)
Tax-Managed Equity Fund         18,239             ---       (18,239)

     Net investment income, net realized gains and net assets are not affected by these changes.

F. Options -- See Note 6 -- Options

G. Futures -- See Note 7 -- Futures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for Investment
Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15,
2000. The Funds already amortize premiums and discounts on debt securities, therefore management believes there will be no impact to the Funds.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

                                                         Annual
    Fund                 Net Assets Breakpoints          Rate
    ------------------------------------------------------------
    W&R Asset
      Strategy Fund      Up to $1 Billion                  .700%
                         Over $1 Billion up to
                           $2 Billion                      .650%
                         Over $2 Billion up to
                           $3 Billion                      .600%
                         Over $3 Billion                   .550%

    W&R Core Equity Fund Up to $1 Billion                  .700%
                         Over $1 Billion up to
                           $2 Billion                      .650%
                         Over $2 Billion up to
                           $3 Billion                      .600%
                         Over $3 Billion                   .550%

    W&R High
      Income Fund        Up to $500 Million                .625%
                         Over $500 Million up to
                           $1 Billion                      .600%
                         Over $1 Billion up to
                           $1.5 Billion                    .550%
                         Over $1.5 Billion                 .500%

    W&R International    Up to $1 Billion                  .850%
     Growth Fund         Over $1 Billion up to
                           $2 Billion                      .830%
                         Over $2 Billion up to
                           $3 Billion                      .800%
                         Over $3 Billion                   .760%

    W&R Large Cap Growth Up to $1 Billion                  .700%
     Fund                Over $1 Billion up to
                           $2 Billion                      .650%
                         Over $2 Billion up to
                           $3 Billion                      .600%
                         Over $3 Billion                   .550%

    W&R Limited-Term     Up to $500 Million                .500%
     Bond Fund           Over $500 Million up to
                           $1 Billion                      .450%
                         Over $1 Billion up to
                           $1.5 Billion                    .400%
                         Over $1.5 Billion                 .350%

    W&R Mid Cap Growth   Up to $1 Billion                  .850%
     Fund                Over $1 Billion up to
                           $2 Billion                      .830%
                         Over $2 Billion up to
                           $3 Billion                      .800%
                         Over $3 Billion                   .760%

    W&R Money Market
      Fund               All levels                        .400%

    W&R Municipal Bond
      Fund               Up to $500 Million                .525%
                         Over $500 Million up to
                           $1 Billion                      .500%
                         Over $1 Billion up to
                           $1.5 Billion                    .450%
                         Over $1.5 Billion                 .400%

    W&R Science and      Up to $1 Billion                  .850%
     Technology Fund     Over $1 Billion up to
                           $2 Billion                      .830%
                         Over $2 Billion up to
                           $3 Billion                      .800%
                         Over $3 Billion                   .760%

    W&R Small Cap Growth Up to $1 Billion                  .850%
     Fund                Over $1 Billion up to
                           $2 Billion                      .830%
                         Over $2 Billion up to
                           $3 Billion                      .800%
                         Over $3 Billion                   .760%

    W&R Tax-Managed      Up to $1 Billion                  .625%
     Equity Fund         Over $1 Billion up to
                           $2 Billion                      .600%
                         Over $2 Billion up to
                           $3 Billion                      .550%
                         Over $3 Billion                   .500%

The fee is accrued and paid daily. However, WRIMCO has agreed to waive a
Fund's management fee on any day that the Fund's net assets are less than
$25 million, subject to WRIMCO's right to change or modify this waiver.

The Corporation has an Accounting Services Agreement with Waddell & Reed
Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the
Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee

        Average Net Asset Level           Annual Fee Rate
            (in millions)                 for Each Level
       -----------------------           ---------------
         From  $    0 to $   10          $      0
         From  $   10 to $   25          $ 11,000
         From  $   25 to $   50          $ 22,000
         From  $   50 to $  100          $ 33,000
         From  $  100 to $  200          $ 44,000
         From  $  200 to $  350          $ 55,000
         From  $  350 to $  550          $ 66,000
         From  $  550 to $  750          $ 77,000
         From  $  750 to $1,000          $ 93,500
               $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, each Fund pays the
Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

Prior to September 1, 2000, each of the Funds paid WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                           Accounting Services Fee
                 Average
              Net Asset Level               Annual Fee
         (all dollars in millions)      Rate for Each Level
         ------------------------       -------------------
         From $    0  to $   10                $      0
         From $   10  to $   25                $ 10,000
         From $   25  to $   50                $ 20,000
         From $   50  to $  100                $ 30,000
         From $  100  to $  200                $ 40,000
         From $  200  to $  350                $ 50,000
         From $  350  to $  550                $ 60,000
         From $  550  to $  750                $ 70,000
         From $  750  to $1,000                $ 85,000
              $1,000 and Over                  $100,000

Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month: Asset Strategy Fund pays the Agent a monthly fee of $1.4125; High Income Fund, Limited-Term Bond Fund and
Municipal Bond Fund each pay the Agent a monthly fee of  $1.6125; and Core
Equity Fund, International Growth Fund, Large Cap Growth Fund, Mid Cap
Growth Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-
Managed Equity Fund each pay the Agent a monthly fee of $1.3375. Money
Market Fund pays the Agent a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for
Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays the Agent a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

Prior to September 1, 2000, under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Fund other than Money
Market Fund paid WARSCO a monthly fee of $1.3125 for each shareholder account that was in existence at any time during the prior month, plus
$0.30 for each account on which a dividend or distribution, of cash or shares, had a record date in that month. Each Fund also paid W&R and WARSCO for certain out-of-pocket costs.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended March 31, 2001, W&R received the following amounts in gross sales commissions and deferred sales charges:

                                                CDSC
                          Gross Sales     --------------------
                          Commissions  Class A   Class B   Class C
    Asset Strategy Fund      $ 55,325    $---   $  693     $ 2,300
    Core Equity Fund           96,329     ---    3,712      16,363
    High Income Fund           10,912     ---       46         235
    International Growth Fund  90,757     ---       19      15,985
    Large Cap Growth Fund     240,775     ---      425       1,334
    Limited-Term Bond Fund      3,780     ---      ---         343
    Mid Cap Growth Fund       162,467     ---      352       1,009
    Money Market Fund             ---     ---      ---       2,709
    Municipal Bond Fund         4,133     ---      ---         562
    Science and Technology
      Fund                    137,599     ---    1,046      37,148
    Small Cap Growth Fund     127,764     ---      629      27,077
    Tax-Managed Equity Fund    46,961     ---      ---         404

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the
Corporation's shares, except for registration fees and related expenses.
During the period ended March 31, 2001, W&R paid the following amounts:

    Asset Strategy Fund                  $ 98,245
    Core Equity Fund                      297,659
    High Income Fund                       24,383
    International Growth Fund             179,341
    Large Cap Growth Fund                 211,275
    Limited-Term Bond Fund                 13,289
    Mid Cap Growth Fund                   145,812
    Money Market Fund                         ---
    Municipal Bond Fund                     7,930
    Science and Technology Fund           266,313
    Small Cap Growth Fund                 363,614
    Tax-Managed Equity Fund                35,887

Under a Distribution and Service Plan for Class A shares adopted by the
Corporation pursuant to Rule 12b-1 under the Investment Company Act of
1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for
Class B shares and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75%
of a Fund's average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit
W&R to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class
A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

Under the Class Y Plan, each Fund may pay the Distributor a fee of up to
0.25%, on an annual basis, of the average daily net assets of the Fund's
Class Y shares to compensate the Distributor for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class
Y shareholder accounts.

The Corporation paid Directors' fees of $54,307, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Investment securities transactions for the period ended March 31, 2001 are summarized as follows:

                                    Asset           Core           High
                                 Strategy         Equity         Income
                                     Fund           Fund           Fund
                              -----------     ----------   -----------
Purchases of investment
  securities, excluding short-
  term and U.S. Government
  securities ................$ 62,112,794   $210,185,549   $ 21,263,065
Purchases of bullion........      840,694            ---            ---
Purchases of U.S. Government
  securities ................  37,250,121            ---            ---
Purchases of short-term
  securities ................ 305,032,552    611,703,102    207,566,208
Purchases of options........    4,028,228        359,685            ---
Proceeds from maturities
  and sales of investment
  securities, excluding
  short-term and U.S.
  Government securities .....  90,094,298    253,958,603     23,402,734
Proceeds from sales
  of bullion ................     477,573            ---            ---
Proceeds from maturities
  and sales of U.S.
  Government securities .....  10,838,664            ---            ---
Proceeds from maturities
  and sales of short-term
  securities ................ 295,271,477    623,361,495    206,484,079
Proceeds from options.......    4,161,332        988,789            ---

                            International      Large Cap       Limited-
                                   Growth         Growth      Term Bond
                                     Fund           Fund           Fund
                              -----------     ----------   -----------
Purchases of investment
  securities, excluding short-
  term and U.S. Government
  securities ................$168,246,340   $ 45,426,989     $1,942,992
Purchases of U.S. Government
  securities ................         ---            ---        998,507
Purchases of short-term
  securities ................ 839,118,249    565,092,932      9,513,172
Purchases of options........          ---            ---            ---
Proceeds from maturities
  and sales of investment
  securities, excluding
  short-term and U.S.
  Government securities ..... 185,038,311     14,106,004      1,730,927
Proceeds from maturities
  and sales of U.S.
Government securities .....           ---            ---      2,794,626
Proceeds from maturities
  and sales of short-term
  securities ................ 828,711,458    561,713,045      8,433,000
Proceeds from options.......          ---            ---            ---

                                  Mid Cap      Municipal    Science and
                                   Growth           Bond     Technology
                                     Fund           Fund           Fund
                              -----------     ----------    ----------
Purchases of investment
  securities, excluding short-
  term and U.S. Government
  securities ................$ 18,938,702    $ 8,366,553 $  172,699,691
Purchases of U.S. Government
  securities ................         ---            ---            ---
Purchases of short-term
  securities ................ 742,336,267     29,141,084  1,646,834,286
Purchases of options........       18,028        172,341            ---
Proceeds from maturities
  and sales of investment
  securities, excluding
  short-term and U.S.
Government securities .....     8,080,364     10,235,310    211,243,152
Proceeds from maturities
  and sales of U.S.
Government securities .....           ---            ---            ---
Proceeds from maturities
  and sales of short-term
  securities ................ 732,985,000     28,696,000  1,613,772,000
Proceeds from options.......       41,181        155,769        259,750

                                  Small Cap    Tax-Managed
                                     Growth         Equity
                                       Fund           Fund
                                -----------    ----------
Purchases of investment
  securities, excluding short-
  term and U.S. Government
  securities ................$  300,148,310   $10,956,240
Purchases of U.S. Government
  securities ................           ---           ---
Purchases of short-term
  securities ................ 3,361,929,435    70,875,305
Purchases of options........            ---           ---
Proceeds from maturities
  and sales of investment
  securities, excluding
  short-term and U.S.
Government securities .....     254,411,876     3,526,038
Proceeds from maturities
  and sales of U.S.
Government securities .....             ---           ---
Proceeds from maturities
  and sales of short-term
  securities ................ 3,477,304,263    70,624,171
Proceeds from options.......            ---           ---

For Federal income tax purposes, cost of investments owned at March 31,
2001 and the related unrealized appreciation (depreciation) were as follows:

                                                                   Aggregate
                                                                Appreciation
                              Cost  Appreciation  Depreciation (Depreciation)
                       ----------- -------------- ------------   -----------
Asset Strategy Fund   $ 58,812,723     $ 930,607    $ 651,557    $ 279,050
Core Equity Fund       392,332,704   108,416,398   49,225,338   59,191,060
High Income Fund        19,678,743       564,176      535,738       28,438
International Growth
  Fund                 141,770,416    10,287,779   16,810,196   (6,522,417)
Large Cap Growth Fund   31,352,213     1,126,351    4,429,390   (3,303,039)
Limited-Term Bond Fund  20,143,818       351,022      138,664      212,358
Mid Cap Growth Fund     18,803,039       426,686    1,865,463   (1,438,777)
Money Market Fund       14,098,408           ---          ---          ---
Municipal Bond Fund     28,905,166       304,522    1,089,851     (785,329)
Science and Technology
  Fund                 179,335,695     9,204,801   41,015,045  (31,810,244)
Small Cap Growth Fund  547,202,540    72,481,286  134,887,360  (62,406,074)
Tax-Managed Equity Fund  6,436,209       180,619      916,905     (736,286)

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, Asset Strategy Fund and Core Equity Fund realized capital gain net income of $3,438,795 and $53,160,991, respectively, during the fiscal year ended March 31, 2001. For Federal income tax purposes, High Income Fund realized capital losses of $2,581,600 during the year ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $3,556,222 at March 31, 2001 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $501,692 at March 31,
2007; $472,930 at March 31, 2008; and $2,581,600 at March 31, 2009. For
Federal income tax purposes, International Growth Fund, Large Cap Growth
Fund, Mid Cap Growth Fund, Science and Technology Fund and Small Cap Growth
Fund realized capital gain net income of $12,709,825, $158,575, $404,630,
$43,058,545 and $34,517,880, respectively, during the period ended March
31, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes,
Limited-Term Bond Fund realized capital losses of $159,953 for the year ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from the prior year (see discussion below). Remaining capital loss carryovers aggregated $307,905 at March 31, 2001, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $83,452 at March 31, 2005; $64,500 at
March 31, 2006; and $159,953 at March 31, 2009. For Federal income tax purposes, Municipal Bond Fund realized capital losses of $519,288 during the year ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at March 31, 2009. For
Federal income tax purposes, Tax-Managed Equity Fund realized capital losses of $59,107 during the period ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at March 31, 2009. A portion of the capital gain net income of
Asset Strategy Fund, Core Equity Fund, International Growth Fund, Science
and Technology Fund and Small Cap Growth Fund was paid to shareholders during the year ended March 31, 2001. Remaining capital gain net income for
Asset Strategy Fund, Core Equity Fund, International Growth Fund, Science
and Technology Fund and Small Cap Growth Fund will be distributed to shareholders. The capital gain net income for Large Cap Growth Fund and Mid
Cap Growth Fund has been distributed to shareholders.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through March 31, 2001, High Income Fund,
International Growth Fund, Large Cap Growth Fund, Limited-Term Bond Fund,
Mid Cap Growth Fund, Municipal Bond Fund, Science and Technology Fund,
Small Cap Growth Fund and Tax-Managed Equity Fund incurred net capital losses of $710,496, $12,786,589, $3,542,535, $453, $1,838,996, $43,824,
$1,297,246, $19,032,811 and $1,195,887, respectively, which have been deferred to the fiscal year ending March 31, 2002. In addition, during the year ended March 31, 2001, High Income Fund, Limited-Term Bond Fund and
Municipal Bond Fund recognized post-October losses of $239,041, $127,534 and $79,105, respectively, that had been deferred from the year ended March
31, 2000.

NOTE 5 -- Multiclass Operations

Each Fund within the Corporation (other than Money Market Fund which offers only Class A, Class B and Class C shares) is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for
the Corporation.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Class B shares were combined with Class C shares effective March 24, 2000 and were redesignated Class C shares.

Transactions in capital stock for the fiscal period ended March 31, 2001 are summarized below. Amounts are in thousands.

                                Asset          Core          High
                             Strategy        Equity        Income
                                 Fund          Fund          Fund
                          -----------    ----------  -----------
Shares issued from sale
  of shares:
  Class A .............          236           515            71
  Class B .............          154           445            80
  Class C .............        1,013         3,310           269
  Class Y .............           11            82             1
Shares issued from
  reinvestment of
  dividends and/or
  capital gains distribution:
  Class A .............           24            39             2
  Class B .............           11            55             2
  Class C .............          780         8,511           185
  Class Y .............            8            36           ---*
Shares redeemed:
  Class A .............          (54)         (131)         (21)
  Class B .............           (6)          (23)          (2)
  Class C .............         (711)       (7,842)        (753)
  Class Y .............           (6)          (28)          ---*
                               -----         -----           ---
Increase (decrease) in
  outstanding capital shares   1,460         4,969          (166)
                               =====         =====           ===
Value issued from sale
  of shares:
  Class A .............      $ 3,253       $ 6,097       $   611
  Class B .............        2,098         5,544           696
  Class C .............       14,492        41,573         2,351
  Class Y .............          150         1,031             7
Value issued from
  reinvestment of
  dividends and/or
  capital gains distribution:
  Class A .............          300           426            17
  Class B .............          144           600            19
  Class C .............        9,813        93,199         1,622
  Class Y .............          105           404             1
Value redeemed:
  Class A .............         (678)       (1,389)         (180)
  Class B .............          (82)         (249)          (14)
  Class C .............      (10,041)      (96,735)       (6,635)
  Class Y .............          (90)         (371)           (1)
                             -------        -------      -------
Increase (decrease) in
  outstanding capital        $19,464        $50,130      $(1,506)
                             =======        =======      =======
*Not shown due to rounding.

                        International     Large Cap      Limited-
                               Growth        Growth     Term Bond
                                 Fund          Fund          Fund
                          -----------    ----------  -----------
Shares issued from sale
  of shares:
  Class A .............           420         2,035            49
  Class B .............           156           282            42
  Class C .............           900           922           249
  Class Y .............           362            30            58
Shares issued from
  reinvestment of
  dividends and/or
  capital gains distribution:
  Class A .............            66            19           ---*
  Class B .............            39             1             1
  Class C .............         3,184             4            87
  Class Y .............            57           ---*            8
Shares redeemed:
  Class A .............           (38)         (365)          (1)
  Class B .............           (23)          (31)          (1)
  Class C .............        (1,996)         (225)        (504)
  Class Y .............           (85)           (1)         (11)
                                -----         -----           ---
Increase (decrease) in
  outstanding capital shares    3,042         2,671          (23)
                                =====         =====           ===
Value issued from sale
  of shares:
  Class A .............       $ 7,120       $24,251        $  491
  Class B .............         3,011         3,285           419
  Class C .............        18,702        10,939         2,499
  Class Y .............         5,880           335           578
Value issued from
  reinvestment of
  dividends and/or
  capital gains distribution:
  Class A .............           909           215             5
  Class B .............           536            11            10
  Class C .............        43,808            44           855
  Class Y .............           849             3            82
Value redeemed:
  Class A .............          (577)       (4,225)            (6)
  Class B .............          (320)         (355)           (15)
  Class C .............       (36,667)       (2,492)        (4,967)
  Class Y .............        (2,038)          (11)          (112)
                              -------       -------        ------
Increase (decrease)
  in outstanding capital      $41,213       $32,000        $ (161)
                              =======       =======        ======
*Not shown due to rounding.

                             Mid Cap         Money     Municipal
                              Growth        Market          Bond
                                Fund          Fund          Fund
                         -----------    ----------   ----------
Shares issued from sale
  of shares:
  Class A .............        1,017         3,165           113
  Class B .............          204           653             4
  Class C .............          622        22,623            94
  Class Y .............           19           n/a           ---*
Shares issued from
  reinvestment of
  dividends and/or
  capital gains distribution:
  Class A .............           31           146             1
  Class B .............            4             5           ---*
  Class C .............            9            83           156
  Class Y .............            1           n/a           ---*
Shares redeemed:
  Class A .............          (75)       (1,502)           (1)
  Class B .............          (24)         (227)          ---
  Class C .............         (220)      (12,744)         (603)
  Class Y .............          ---*          n/a           ---
                               -----        ------           ---
Increase (decrease) in
  outstanding capital shares   1,588        12,202          (236)
                               =====        ======           ===
Value issued from sale
  of shares:
  Class A .............      $11,044       $ 3,165       $ 1,176
  Class B .............        2,209           653            37
  Class C .............        6,846        22,623         1,687
  Class Y .............          218           n/a           ---*
Value issued from
  reinvestment of
  dividends and/or
  capital gains distribution:
  Class A .............          323           146            11
  Class B .............           40             5           ---*
  Class C .............           95            83           898
  Class Y .............            6           n/a           ---*
Value redeemed:
  Class A .............         (761)       (1,502)         (13)
  Class B .............         (244)         (227)          ---
  Class C .............       (2,396)      (12,744)      (6,175)
  Class Y .............          ---*          n/a           ---
                             -------       -------       -------
Increase (decrease) in
  outstanding capital .      $17,380       $12,202      $(2,379)
                             =======       =======       =======
*Not shown due to rounding.

                         Science and     Small Cap   Tax-Managed
                          Technology        Growth        Equity
                                Fund          Fund          Fund
                         -----------    ----------   ----------
Shares issued from sale
  of shares:
  Class A .............          313           408           466
  Class B .............          161           444            45
  Class C .............        1,361         2,809           454
  Class Y .............           71         2,450           ---
Shares issued from reinvestment
  of dividends and/or
  capital gains distribution:
  Class A .............           44            93           ---
  Class B .............           31           130           ---
  Class C .............        1,930        16,665           ---
  Class Y .............           15           398           ---
Shares redeemed:
  Class A .............          (34)          (74)         (246)
  Class B .............          (15)          (43)           (4)
  Class C .............       (2,067)       (7,479)         (215)
  Class Y .............          (52)       (1,515)          ---
                               -----        ------         -----
Increase (decrease) in
  outstanding capital shares   1,758        14,286           500
                               =====        ======         =====
Value issued from sale
  of shares:
  Class A .............      $ 8,557      $  6,082        $4,220
  Class B .............        4,693         6,938           399
  Class C .............       41,214        43,656         4,099
  Class Y .............        2,138        33,613           ---
Value issued from reinvestment
  of dividends and/or
  capital gains distribution:
  Class A .............        1,046         1,030           ---
  Class B .............          736         1,430           ---
  Class C .............       45,259       183,313           ---
  Class Y .............          361         4,728           ---
Value redeemed:
  Class A .............         (854)       (1,032)       (2,120)
  Class B .............         (367)         (584)          (31)
  Class C .............      (58,506)     (112,387)       (1,820)
  Class Y .............       (1,623)      (22,367)          ---
                             -------      --------        ------
Increase (decrease) in
  outstanding capital        $42,654      $144,420        $4,747
                             =======      ========        ======
*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2000 are summarized below. Amounts are in thousands.

                               Asset                        High
                            Strategy        Growth        Income
                                Fund          Fund          Fund
                         -----------  ------------ ------------
Shares issued from sale
  of shares:
  Class B .............        1,088         5,238           713
  Class C .............        3,465        37,161         2,520
  Class Y .............            7           865           ---*
Shares issued from
  reinvestment of
  dividends and/or capital
  gains distribution:
  Class B .............           90         5,558           165
  Class C .............            1            84             6
  Class Y .............            1           112           ---*
Shares redeemed:
  Class B .............       (3,899)      (39,601)       (3,436)
  Class C .............          (34)         (241)          (59)
  Class Y .............           (2)         (759)          ---*
                               -----        ------         -----
Increase (decrease) in
  outstanding capital shares     717         8,417           (91)
                               =====        ======         =====
Value issued from sale
  of shares:
  Class B .............      $13,016      $ 85,891       $ 6,880
  Class C .............       52,539       853,837        23,848
  Class Y .............           86        15,504             3
Value issued from
  reinvestment of
  dividends and/or capital
  gains distribution:
  Class B .............        1,107        96,442         1,580
  Class C .............           17         1,449            55
  Class Y .............           13         2,024           ---*
Value redeemed:
  Class B .............      (57,701)     (895,114)      (32,608)
  Class C .............         (524)       (5,366)         (573)
  Class Y .............          (26)      (13,175)           (3)
                             -------      --------       -------
Increase (decrease)in
  outstanding capital        $ 8,527      $141,492       $  (818)
                             =======      ========       =======
*Not shown due to rounding.

                       International      Limited-     Municipal
                              Growth     Term Bond          Bond
                                Fund          Fund          Fund
                         -----------  ------------ ------------
Shares issued from sale
  of shares:
  Class B .............        1,553           786           451
  Class C .............        8,221         1,991         2,850
  Class Y .............          218           105           ---
Shares issued from
  reinvestment of
  dividends and/or capital
  gains distribution:
  Class B .............          542            95           124
  Class C .............           12             3             3
  Class Y .............            8             3           ---*
Shares redeemed:
  Class B .............       (8,498)       (2,979)       (4,391)
  Class C .............          (71)          (50)          (48)
  Class Y .............          (88)           (8)          ---
                               -----         -----         -----
Increase (decrease) in
  outstanding capital shares   1,897           (54)       (1,011)
                               =====         =====         =====
Value issued from sale
  of shares:
  Class B .............     $ 29,238       $ 7,845       $ 4,958
  Class C .............      246,818        19,380        28,818
  Class Y .............        5,494         1,033           ---
Value issued from
  reinvestment of
  dividends and/or capital
  gains distribution:
  Class B .............       12,373           937         1,305
  Class C .............          280            25            26
  Class Y .............          188            32           ---*
Value redeemed:
  Class B .............     (247,001)      (29,147)      (44,833)
  Class C .............       (2,133)         (486)         (495)
  Class Y .............       (2,324)          (77)          ---
                            --------        ------      --------
Increase (decrease) in
  outstanding capital       $ 42,933        $ (458)     $(10,221)
                            ========        ======      ========
*Not shown due to rounding.

                         Science and         Total
                          Technology        Return
                                Fund          Fund
                         ----------- ------------
Shares issued from sale
  of shares:
  Class B .............        3,257         6,120
  Class C .............        6,359        42,965
  Class Y .............          148            58
Shares issued from
  reinvestment of
  dividends and/or capital
  gains distribution:
  Class B .............           33         1,649
  Class C .............            2            18
  Class Y .............          ---*            6
Shares redeemed:
  Class B .............       (5,834)      (51,879)
  Class C .............          (79)         (435)
  Class Y .............         (105)          (28)
                               -----        ------
Increase (decrease) in
  outstanding capital shares   3,781        (1,526)
                               =====        ======
Value issued from sale
  of shares:
  Class B .............     $ 77,915      $ 72,977
  Class C .............      317,906       593,357
  Class Y .............        4,519           719
Value issued from
  reinvestment of
  dividends and/or capital
  gains distribution:
  Class B .............        1,221        19,693
  Class C .............           64           212
  Class Y .............            9            72
Value redeemed:
  Class B .............     (292,678)     (700,957)
  Class C .............       (3,731)       (5,907)
  Class Y .............       (3,235)         (343)
                            --------      --------
Increase (decrease) in
outstanding capital         $101,990      $(20,177)
                            ========      ========
*Not shown due to rounding.

NOTE 6 -- Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the
Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a put written is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium.

For Asset Strategy Fund, transactions in call options written were as follows:

                              Number of       Premiums
                              Contracts       Received
                              ---------       --------
    Outstanding at
      March 31, 2000                ---     $      ---
    Options written               9,394      3,200,909
    Options terminated
      in closing purchase
      transactions               (8,121)    (2,941,077)
    Options exercised              (382)       (39,128)
    Options expired                 ---            ---
                                  -----      ---------
    Outstanding at
      March 31, 2001                891       $220,704
                                  =====      =========

For Core Equity Fund, transactions in call options written were as follows:

                              Number of       Premiums
                              Contracts       Received
                              ---------       --------
    Outstanding at
      March 31, 2000                ---     $      ---
    Options written               6,036        988,789
    Options terminated
      in closing purchase
      transactions               (6,036)      (988,789)
    Options exercised               ---            ---
    Options expired                 ---            ---
                                  -----      ---------
    Outstanding at
      March 31, 2001                ---           $---
                                  =====      =========

For Mid Cap Growth Fund, transactions in call options written were as follows:

                              Number of       Premiums
                              Contracts       Received
                              ---------       --------
    Outstanding at
      March 31, 2000                ---     $      ---
    Options written                  59         41,181
    Options terminated
      in closing purchase
      transactions                  (40)       (32,876)
    Options exercised               ---            ---
    Options expired                  (5)        (2,047)
                                  -----      ---------
    Outstanding at
      March 31, 2001                 14         $6,258
                                  =====      =========

For Science and Technology Fund, transactions in call options written were as follows:

                              Number of       Premiums
                              Contracts       Received
                              ---------       --------
    Outstanding at
      March 31, 2000                ---     $      ---
    Options written                 930        259,750
    Options terminated
      in closing purchase
      transactions                  ---            ---
    Options exercised               ---            ---
    Options expired                 ---            ---
                                  -----      ---------
    Outstanding at
      March 31, 2001                930       $259,750
                                  =====      =========

NOTE 7 -- Futures

The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses.
Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 8 -- Name Changes

On June 30, 2000 the Corporation changed its name from Waddell & Reed
Funds, Inc. to the current W&R Funds, Inc. Also on June 30, 2000, the former Growth Fund became known as the Small Cap Growth Fund. On October 2,
2000, the former Total Return Fund became the Core Equity Fund.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
W&R Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, Core Equity
Fund (formerly Total Return Fund), High Income Fund, International Growth
Fund, Large Cap Growth Fund, Limited-Term Bond Fund, Mid Cap Growth Fund,
Money Market Fund, Municipal Bond Fund, Science and Technology Fund, Small
Cap Growth Fund, and Tax-Managed Equity Fund (collectively the "Funds")
comprising W&R Funds, Inc. as of March 31, 2001, and the related statements of operations for the fiscal period then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising W&R Funds, Inc. as of March 31,
2001, the respective results of their operations for the fiscal period then ended, the respective changes in their net assets for each of the two fiscal years in the period then ended, and the respective financial highlights for each of the five fiscal years in the period then ended in conformity with accounting principles generally accepted in the United
States of America.

/s/Deloitte & Touche LLP
-----------------------
Deloitte & Touche LLP
Kansas City, Missouri
May 11, 2001

                                   REGISTRATION STATEMENT

                                          PART C

                                    OTHER INFORMATION

23. Exhibits: W&R Funds, Inc.

     (a)   Articles of Incorporation, as amended, filed by EDGAR on May 16,
           1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the
           Registration Statement on Form N-1A*

           Articles Supplementary, filed by EDGAR on May 16, 1997 as EX-
           99.B1-wrartsup to Post-Effective Amendment No. 8 to the
           Registration Statement on Form N-1A*

           Articles Supplementary (combination of Class B into Class C), filed by EDGAR on April 17, 2000 as EX-99.B(a)wrartsup to Post-
           Effective Amendment No. 14 to the Registration Statement on Form
           N-1A*

           Articles Supplementary, filed by EDGAR on June 30, 2000 as EX-
           99.B(a)wrartsup to Post-Effective Amendment No. 15 to the
           Registration Statement on Form N-1A*

           Articles of Amendment, effective October 2, 2000, attached hereto as EX-99.B(a)wrartamend1

           Articles of Amendment, filed March 1, 2001, attached hereto as
           EX-99.B(a)wrartamend2

     (b)  Bylaws, as amended, filed by EDGAR on June 27, 1996 as EX-99.B2-
           wrbylaw to Post-Effective Amendment No. 7 to the Registration
           Statement on Form N-1A*

           Amendment to Bylaws filed by EDGAR on April 30, 1999 as EX-
           99.B(b)-wrbylaw2 to Post-Effective Amendment No. 11 to the
           Registration Statement on Form N-1A*

           Amendment to Bylaws, dated May 17, 2000, attached hereto as EX-
           99.B(b)wrbylawamend

     (c)   Not applicable

     (d)   Investment Management Agreement with amended fee schedule to reflect the addition of Science and Technology Fund and High
           Income Fund, filed by EDGAR on May 16, 1997 as EX-99.B5-wrima to
           Post-Effective Amendment No. 8 to the Registration Statement on
           Form N-1A*

           Fee Schedule (Exhibit A) to the Investment Management Agreement,
           as amended, filed by EDGAR on April 17, 2000 as EX-99.B(d)wrimafee to Post-Effective Amendment No. 14 to the Registration Statement
           on Form N-1A*

     (e)   Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-
           99.B6-wrua to Post-Effective Amendment No. 5 to the Registration
           Statement on Form N-1A*

     (f)   Not applicable

     (g)   Custodian Agreement, as amended, filed by EDGAR on April 30, 1999 as EX-99.B(g)-wrca to Post-Effective Amendment No. 11 to the
           Registration Statement on Form N-1A*

           Custodian Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(g)wrca to Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A*.

     (h)   Shareholder Servicing Agreement, filed by EDGAR on April 30, 1999 as EX-99.B(h)-wrssa to Post-Effective Amendment No. 11 to the
           Registration Statement on Form N-1A*

           Accounting Services Agreement filed by EDGAR on October 3, 1995, as EX-99.B9-wrasa to Post-Effective Amendment No. 6 to the
           Registration Statement on Form N-1A*

           Amendment to Accounting Services Agreement, effective September
           1, 2000, attached hereto as EX-99.B(h)wrasaamend

           Fidelity Bond Coverage (Exhibit C) to the Shareholder Servicing
           Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-
           99.B(h)wrssafid to Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A*

           Compensation Table (Exhibit B) to the Shareholder Servicing
           Agreement, as amended and effective September 1, 2000, attached hereto as EX-99.B(h)wrssaexb

     (i)   Opinion and Consent of Counsel, attached hereto as EX-
           99.B(i)wrlegopn

     (j)   Consent of Deloitte & Touche LLP, Independent Accountants,
           attached hereto as EX-99.B(j)wrconsnt

     (k)   Not applicable

     (l)   Agreement with initial shareholder, Waddell & Reed, Inc. filed by
           EDGAR on June 2, 1992 as Exhibit (b)(13) to Pre-Effective
           Amendment No. 1 to the initial Registration Statement on Form N-1A*.

           Agreement with Initial Shareholder of Waddell & Reed Funds, Inc.
           Asset Strategy Fund, filed by EDGAR on June 27, 1995 as EX-
           99.B13-wragree to Post-Effective Amendment No. 5 to the
           Registration Statement on Form N-1A*

     (m)   Distribution and Service Plan for Class Y shares, filed by EDGAR on October 3, 1995 as EX-99.B15-wrdspcy to Post-Effective
           Amendment No. 6 to the Registration Statement on Form N-1A*

           Distribution and Service Plan for Class C shares, filed by EDGAR on July 2, 1999 as EX-99.B(m)wrdspc to Post-Effective Amendment
           No. 13 to the Registration Statement on Form N-1A*

           Distribution and Service Plan for Class A shares, revised May 16,
           2001, attached hereto as EX-99.B(m)wrdspca

           Distribution and Service Plan for Class B shares, filed by EDGAR on June 30, 2000 as EX-99.B(m)wrdspcB to Post-Effective Amendment
           No. 15 to the Registration Statement on Form N-1A*

     (n)   Not applicable

     (o)   Multiple Class Plan, as amended, filed by EDGAR on June 30, 2000 as EX-99.B(o)wrmcp to Post-Effective Amendment No. 15 to the
           Registration Statement on Form N-1A*

     (p)   Code of Ethics, as amended November 15, 2000, attached hereto as
           Ex-99.B(p)wrcoe

24.  Persons Controlled by or under common control with Registrant
     -------------------------------------------------------------

     None

25.  Indemnification
     ---------------

     Reference is made to Article 10.2 of the Articles of Incorporation of
     Registrant, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to
     Post-Effective Amendment No. 8 to the Registration Statement on Form
     N-1A*; Article IX of the Bylaws, filed by EDGAR on June 27, 1996 as
     EX-99.B2-wrbylaw to Post-Effective Amendment No. 7 to the Registration
     Statement on Form N-1A*; and Article V of the Underwriting Agreement
     filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to the Post-Effective
     Amendment No. 5 to the Registration Statement on Form N-1A*, each of which provides indemnification. Also refer to Section 2-418 of the
     Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

     Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No.
     11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the
     Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable.
     In the event that a claim for indemnification against such liabilities
     (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.  Business and Other Connections of Investment Manager
     ----------------------------------------------------

     Waddell & Reed Investment Management Company (WRIMCO) is the
     investment manager of the Registrant. Under the terms of an Investment
     Management Agreement between WRIMCO and the Registrant, WRIMCO is to provide investment management services to the Registrant. WRIMCO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-
     Effective Amendment and to other investment advisory clients.

     Each director and executive officer of WRIMCO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The
     address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas
     66202-4200.

     As to each director and officer of WRIMCO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

27.  Principal Underwriter and Distributor
     -------------------------------------

      (a)  Waddell & Reed, Inc. is the principal underwriter and distributor of the Registrant's shares. It is also the principal underwriter to the following investment companies:

           Waddell & Reed Advisors Asset Strategy Fund, Inc.
           Waddell & Reed Advisors Cash Management, Inc.
           Waddell & Reed Advisors Continental Income Fund, Inc.
           Waddell & Reed Advisors Funds, Inc.
           Waddell & Reed Advisors Global Bond Fund, Inc.
           Waddell & Reed Advisors Government Securities Fund, Inc.
           Waddell & Reed Advisors High Income Fund, Inc.
           Waddell & Reed Advisors International Growth Fund, Inc.
           Waddell & Reed Advisors Municipal Bond Fund, Inc.
           Waddell & Reed Advisors Municipal High Income Fund, Inc.
           Waddell & Reed Advisors Municipal Money Market Fund, Inc.
           Waddell & Reed Advisors New Concepts Fund, Inc.
           Waddell & Reed Advisors Retirement Shares, Inc.
           Waddell & Reed Advisors Small Cap Fund, Inc.
           Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
           Waddell & Reed Advisors Value Fund, Inc.
           Waddell & Reed Advisors Vanguard Fund, Inc.
           Waddell & Reed Advisors Select Life
           Waddell & Reed Advisors Survivorship Life
           Waddell & Reed Advisors Select Annuity
           Waddell & Reed Advisors Select Plus Annuity

     (b)  The information contained in the underwriter's application on
           Form BD, as filed on June 8, 2001 SEC No. 8-27030 under the
           Securities Exchange Act of 1934, is herein incorporated by reference.

     (c)  No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

28.  Location of Accounts and Records
     --------------------------------

     The accounts, books and other documents required to be maintained by
     Registrant pursuant to Section 31(a) of the Investment Company Act of
     1940 and rules promulgated thereunder are under the possession of Mr.
     Robert L. Hechler and Ms. Kristen A. Richards, as officers of the
     Registrant, each of whose business address is Post Office Box 29217,
     Shawnee Mission, Kansas  66201-9217.

29.  Management Services
     -------------------

     There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and listed in response to Items
     23.(h) and 23.(m) hereof.

30.  Undertakings
     --------------

      Not applicable

---------------------------------
*Incorporated herein by reference

                              POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned, WADDELL
& REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH
MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC.,
WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GLOBAL BOND
FUND, INC., WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND, INC.,
WADDELL & REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS
INTERNATIONAL GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND
FUND, INC., WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC.,
WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED
ADVISORS NEW CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT
SHARES, INC., WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED
ADVISORS TAX-MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND,
INC., WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC.
AND W&R FUNDS, INC. (each hereinafter called the Corporation), and certain directors and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER, ROBERT L. HECHLER, DANIEL C. SCHULTE and
KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange
Commission thereunder, in connection with the registration under the
Securities Act of 1933 and/or the Investment Company Act of 1940, as
amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the
Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such
Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  May 16, 2001                     /s/Robert L. Hechler
                                       --------------------------
                                       Robert L. Hechler, President

/s/Keith A. Tucker          Chairman of the Board       May 16, 2001
-------------------                                     -----------------
Keith A. Tucker

/s/Robert L. Hechler        President, Principal        May 16, 2001
--------------------        Financial Officer and       -----------------
Robert L. Hechler           Director

/s/Henry J. Herrmann        Vice President and          May 16, 2001
--------------------        Director                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President, Treasurer   May 16, 2001
--------------------        and Principal Accounting    -----------------
Theodore W. Howard          Officer

/s/James M. Concannon       Director                    May 16, 2001
--------------------                                    -----------------
James M. Concannon

/s/John A. Dillingham       Director                    May 16, 2001
--------------------                                    -----------------
John A. Dillingham

/s/David P. Gardner         Director                    May 16, 2001
-------------------                                     -----------------
David P. Gardner

/s/Linda K. Graves          Director                    May 16, 2001
--------------------                                    -----------------
Linda K. Graves

/s/Joseph Harroz, Jr.       Director                    May 16, 2001
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/John F. Hayes            Director                    May 16, 2001
--------------------                                    -----------------
John F. Hayes

/s/Glendon E. Johnson       Director                    May 16, 2001
--------------------                                    -----------------
Glendon E. Johnson

/s/William T. Morgan        Director                    May 16, 2001
--------------------                                    -----------------
William T. Morgan

/s/Frank J. Ross, Jr.       Director                    May 16, 2001
--------------------                                    -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz      Director                    May 16, 2001
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III      Director                    May 16, 2001
--------------------                                    -----------------
Frederick Vogel III

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and
State of Kansas, on the 26th day of June, 2001.

                            W&R FUNDS, INC.

                               (Registrant)

                         By /s/ Robert L. Hechler*
                        ------------------------
                      Robert L. Hechler, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
    ----------          -----

/s/Keith A. Tucker*      Chairman of the Board         June 26, 2001
----------------------                                 ----------------
Keith A. Tucker

/s/Robert L. Hechler*    President, Principal          June 26, 2001
----------------------   Financial Officer and         ----------------
Robert L. Hechler        Director

/s/Henry J. Herrmann*    Vice President and            June 26, 2001
----------------------   Director                      ----------------
Henry J. Herrmann

/s/Theodore W. Howard*   Vice President, Treasurer     June 26, 2001
----------------------   and Principal Accounting      ----------------
Theodore W. Howard       Officer

/s/James M. Concannon*   Director                      June 26, 2001
------------------                                     ----------------
James M. Concannon

/s/John A. Dillingham*   Director                      June 26, 2001
------------------                                     ----------------
John A. Dillingham

/s/David P. Gardner*     Director                      June 26, 2001
------------------                                     ----------------
David P. Gardner

/s/Linda K. Graves*      Director                      June 26, 2001
------------------                                     ----------------
Linda K. Graves

/s/Joseph Harroz, Jr.*   Director                      June 26, 2001
------------------                                     ----------------
Joseph Harroz, Jr.

/s/John F. Hayes*        Director                      June 26, 2001
-------------------                                    ----------------
John F. Hayes

/s/Glendon E. Johnson*   Director                      June 26, 2001
-------------------                                    ----------------
Glendon E. Johnson

/s/William T. Morgan*    Director                      June 26, 2001
-------------------                                    ----------------
William T. Morgan

/s/Frank J. Ross, Jr.*   Director                      June 26, 2001
------------------                                     ----------------
Frank J. Ross, Jr.

/s/Eleanor B Schwartz*   Director                      June 26, 2001
-------------------                                    ----------------
Eleanor B. Schwartz

/s/Frederick Vogel III*  Director                      June 26, 2001
-------------------                                    ----------------
Frederick Vogel III

*By /s/Kristen A. Richards
--------------------------
   Kristen A. Richards
   Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte
---------------------------
  Daniel C. Schulte
  Assistant Secretary